As filed with the Securities and Exchange Commission on April 25, 2016

Registration No. 333-187915

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 225	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

c/o Office of the General Counsel, MS#2520

Transamerica Life Insurance Comapny

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA ADVISOR ELITESM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica Advisor EliteSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2016. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Initial Class
Fidelity VIP Value Strategies Portfolio - Initial Class	Fidelity VIP Value Strategies Portfolio - Initial Class
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Initial Class	Transamerica Aegon High Yield Bond VP – Initial Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP – Initial Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Initial Class	Transamerica Clarion Global Real Estate Securities VP – Initial Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Initial Class	Transamerica Janus Mid-Cap Growth VP – Initial Class
TA Jennison Growth - Initial Class	Transamerica Jennison Growth VP – Initial Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Initial Class	Transamerica MFS International Equity VP – Initial Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class
TA T. Rowe Price Small Cap - Initial Class	Transamerica T. Rowe Price Small Cap VP – Initial Class
TA TS&W International Equity - Initial Class	Transamerica TS&W International Equity VP – Initial Class
TA Torray Concentrated Growth - Initial Class	Transamerica Torray Concentrated Growth VP - Initial Class
TA WMC US Growth - Initial Class	Transamerica WMC US Growth VP – Initial Class
Equity Index Portfolio	Equity Index Portfolio
International Portfolio	International Portfolio
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
REIT Index Portfolio	REIT Index Portfolio
Short-Term Investment-Grade Portfolio	Short-Term Investment-Grade Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Wanger International	Wanger International
Wanger USA	Wanger USA

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	0.45% if you do not choose an optional guaranteed minimum death benefit
•	0.60% if you choose the Return of Premium Death Benefit
•	0.80% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
•	0.20% if you choose the Fidelity VIP Contrafund® Portfolio - Initial Class*
•	0.20% if you choose the Fidelity VIP Equity-Income Portfolio—Initial Class*
•	0.20% if you choose the Fidelity VIP Growth Portfolio—Initial Class*
•	0.20% if you choose the Fidelity VIP Mid Cap Portfolio - Initial Class*
•	0.20% if you choose the Fidelity VIP Value Strategies Portfolio - Initial Class*
•	0.20% if you choose the International Portfolio*
•	0.20% if you choose the Short-Term Investment-Grade Portfolio*
•	0.20% if you choose the Total Bond Market Index Portfolio*
•	0.20% if you choose the Equity Index Portfolio*
•	0.20% if you choose the Mid-Cap Index Portfolio*
•	0.20% if you choose the REIT Index Portfolio*
* If you purchased your policy prior to May 1, 2011, the Fund Facilitation Fee does not apply to policy value allocated to this fund.
If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. There are additional optional rider benefits that each have an annual fee charged quarterly during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
•	Return of Premium Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2015) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	0%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.45%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.70%
Annual Step-Up Death Benefit	0.35%
Return of Premium Death Benefit	0.15%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.10%
Optional Death Benefit Riders: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%

	Maximum	Current
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.05%	2.30%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%

	Single	Joint
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%

	Maximum	Current
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.16%
Highest Gross	1.71%

The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$ 576
3 Years	$1,760
5 Years	$2,987
10 Years	$6,256
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 576
3 Years	$1,760
5 Years	$2,987
10 Years	$6,256
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$ 567
3 Years	$1,730
5 Years	$2,936
10 Years	$6,148
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 567
3 Years	$1,730
5 Years	$2,936
10 Years	$6,148
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.

Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4, the Fidelity - VIP Contrafund® Portfolio - Initial Class (0.20%), the Fidelity - VIP Equity-Income Portfolio - Initial Class (0.20%), the Fidelity - VIP Growth Portfolio - Initial Class (0.20%), the Fidelity - VIP Mid Cap Portfolio - Initial Class (0.20%), the Fidelity - VIP Value Strategies Portfolio - Initial Class (0.20%), the Vanguard International Portfolio (0.20%), the Vanguard Short-Term Investment-Grade Portfolio (0.20%), the Vanguard Total Bond Market Index Portfolio (0.20%), the Vanguard Equity Index Portfolio (0.20%), the Vanguard Mid-Cap Index Portfolio (0.20%), and the Vanguard REIT Index Portfolio (0.20%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the total since it is no longer available. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Base Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider or Retirement Income Choice® 1.2 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica Advisor EliteSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT OPTIONS
The Transamerica Advisor EliteSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
During the accumulation phase:
•	The mortality and expense risk fee is at an annual rate of 0.30% if no guaranteed minimum death benefit is elected.
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.45%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.65%.
During the income phase, the mortality and expense risk fee is at an annual rate of 0.30%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
State premium taxes currently range from 0% to 3.50%, depending on the state.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
•	0.20% if you choose the Fidelity VIP Contrafund® Portfolio - Initial Class*
•	0.20% if you choose the Fidelity VIP Equity-Income Portfolio—Initial Class*
•	0.20% if you choose the Fidelity VIP Growth Portfolio—Initial Class*
•	0.20% if you choose the Fidelity VIP Mid Cap Portfolio - Initial Class*
•	0.20% if you choose the Fidelity VIP Value Strategies Portfolio - Initial Class*
•	0.20% if you choose the International Portfolio*
•	0.20% if you choose the Short-Term Investment-Grade Portfolio*
•	0.20% if you choose the Total Bond Market Index Portfolio*
•	0.20% if you choose the Equity Index Portfolio*
•	0.20% if you choose the Mid-Cap Index Portfolio*
•	0.20% if you choose the REIT Index Portfolio*
*	If you purchased your policy prior to May 1, 2011, the Fund Facilitation Fee does not apply to policy value allocated to this fund.
Additional Death Distribution
If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
Additional Death Distribution+
If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Retirement Income Max® Rider Fees
If you elect the Retirement Income Max® rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Retirement Income Choice® 1.6 Rider Fees
If you elect the Retirement Income Choice® 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 1.10% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:
Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%
We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
WANGER ADVISORS TRUST	0.35%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
VANGUARD ® VARIABLE INSURANCE FUND	0.00%
NATIONWIDE VARIABLE INSURANCE TRUST	0.00%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2015 we received $217,303,279.34 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates.

These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.

When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.35% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial surrenders;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.70% annually.
Designated Investment Options. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.

Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.

Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Nursing Care and Terminal Condition Withdrawal Option
No excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.
This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.
There is no restriction on the maximum amount you may surrender under this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.

Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).

For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;

(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit

Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 2.0 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 2.0 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effective at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the edgar system at (File 333-187915).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.

Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
There are no commissions paid on premium payments, however, an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI had paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial

For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio - Initial Class	Fidelity VIP Value Strategies Portfolio - Initial Class	Fidelity Management & Research Company
Investment Objective: Capital appreciation
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST(2)
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon Government Money Market - Service Class(3)(4)	Transamerica Aegon Government Money Market VP – Service Class(3)(4)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and reservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TRANSAMERICA SERIES TRUST INITIAL CLASS(2)
TA Aegon High Yield Bond - Initial Class	Transamerica Aegon High Yield Bond VP – Initial Class	Managed by AEGON USA Investment Management, LLC.
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP – Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA Clarion Global Real Estate Securities - Initial Class	Transamerica Clarion Global Real Estate Securities VP – Initial Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA JPMorgan Enhanced Index - Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA Janus Mid-Cap Growth - Initial Class	Transamerica Janus Mid-Cap Growth VP – Initial Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Jennison Growth - Initial Class(5)	Transamerica Jennison Growth VP – Initial Class(5)	Jennison Associates LLC(5)
Investment Objective: Long-term growth of capital.
TA MFS International Equity - Initial Class	Transamerica MFS International Equity VP – Initial Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Initial Class	Transamerica T. Rowe Price Small Cap VP – Initial Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Torray Concentrated Growth - Initial Class	Transamerica Torray Concentrated Growth VP - Initial Class	Torray, LLC
Investment Objective: Seeks long-term capital appreciation.
TA TS&W International Equity - Initial Class	Transamerica TS&W International Equity VP – Initial Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Initial Class	Transamerica WMC US Growth VP – Initial Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
VANGUARD ® VARIABLE INSURANCE FUND
Equity Index Portfolio	Equity Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
International Portfolio	International Portfolio	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Investment Objective: Long-term capital appreciation.
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
REIT Index Portfolio	REIT Index Portfolio	Vanguard Equity Investment Group
Investment Objective: High level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.
Short-Term Investment-Grade Portfolio	Short-Term Investment-Grade Portfolio	Vanguard's Fixed Income Group
Investment Objective: Current income while maintaining limited price volatility.
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio	Vanguard's Fixed Income Group
Investment Objective: Track the performance of a broad, market-weighted bond index.
WANGER ADVISORS TRUST
Wanger International	Wanger International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Wanger USA	Wanger USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of January 2, 2007, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholder that purchased the policy before December 31, 2006.
(3)	There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(4)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(5)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts will be closed to new investments on October 12, 2007:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Aegon U.S. Government Securities - Initial Class	Transamerica Aegon U.S. Government Securities VP – Initial Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA PIMCO Total Return - Initial Class	Transamerica PIMCO Total Return VP – Initial Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
Effective the close of business on February 8, 2008, the following subaccount will be closed.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Multi-Managed Balanced - Initial Class	Transamerica Multi-Managed Balanced VP – Initial Class	J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
Effective the close of business on August 13, 2010, the following subaccount will be closed.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA AB Dynamic Allocation - Initial Class	Transamerica AB Dynamic Allocation VP – Initial Class	AllianceBernstein L.P.
Investment Objective: Capital appreciation and current income.
Effective December 12, 2011, the following subaccounts are closed to new investments:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Developing Markets Fund–Class II	NVIT Developing Markets Fund–Class II	Nationwide Fund Advisors
Investment Objective: Long-term capital appreciation.
Effective open of business September 17, 2012, the following subaccount is closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√
American Funds - Asset Allocation FundSM - Class 2	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
Fidelity VIP Balanced Portfolio - Service Class 2	√
GE Investments Total Return Fund - Class 3	√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(2)		√	√			√
TA Asset Allocation - Conservative - Service Class(2)	√	√	√	√			√
TA Asset Allocation - Moderate - Service Class(2)	√	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(2)	√				√
TA BlackRock Equity Smart Beta 100					√
TA BlackRock Global Allocation - Service Class					√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2)	√					√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(2)	√	√	√		√
TA BlackRock Tactical Allocation - Service Class(2)						√
TA International Moderate Growth - Service Class(2)	√				√
TA JPMorgan Core Bond - Service Class		√	√	√			√
TA JPMorgan Tactical Allocation - Service Class		√	√	√			√
TA Janus Balanced - Service Class					√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(2)		√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(2)					√
TA Managed Risk - Conservative ETF - Service Class(2)	√	√	√	√			√
TA Managed Risk - Balanced ETF - Service Class(2)	√	√	√	√		√
TA Managed Risk - Growth ETF - Service Class(2)	√				√
TA Market Participation Strategy - Service Class		√	√			√
TA Multi-Managed Balanced - Service Class	√				√
TA PIMCO Tactical - Balanced - Service Class(2)			√			√
TA PIMCO Tactical - Conservative - Service Class(2)			√	√			√
TA PIMCO Tactical - Growth - Service Class(2)					√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class		√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(2)	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(2)		√	√			√

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(2)					√
Fixed Account	√	√	√	√			√
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
(2)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	193,424.103 203,742.952 214,279.356 222,542.458 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.425992 $1.312988 $1.115046 $0.983804 $1.036217 $0.891406 $0.652811 $1.000000	$1.412764 $1.425992 $1.312988 $1.115046 $0.983804 $1.036217 $0.891406 $0.652811	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	20,457.787 21,549.168 22,663.562 23,537.516 23,537.516 23,841.324 24,113.677 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.207776 $1.161273 $1.100568 $1.053863 $1.050061 $1.000000	$1.187279 $1.207776 $1.161273 $1.100568 $1.053863 $1.050061	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.928461 $0.940492 $0.952635 $0.965078 $0.977492 $0.990197 $1.002938 $1.000000	$0.916589 $0.928461 $0.940492 $0.952635 $0.965078 $0.977492 $0.990197 $1.002938	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.201265 $1.165354 $1.210604 $1.169525 $1.104232 $1.073262 $1.043415 $1.000000	$1.183766 $1.201265 $1.165354 $1.210604 $1.169525 $1.104232 $1.073262 $1.043415	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.183104 $1.175576 $1.091610 $1.031650 $1.020967 $0.951403 $0.771607 $1.000000	$1.142874 $1.183104 $1.175576 $1.091610 $1.031650 $1.020967 $0.951403 $0.771607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.198292 $1.183001 $1.058334 $0.982639 $0.992481 $0.912834 $0.732736 $1.000000	$1.153621 $1.198292 $1.183001 $1.058334 $0.982639 $0.992481 $0.912834 $0.732736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.176892 $1.163711 $0.990264 $0.908916 $0.942153 $0.849074 $0.672645 $1.000000	$1.132524 $1.176892 $1.163711 $0.990264 $0.908916 $0.942153 $0.849074 $0.672645	1,168,401.312 1,174,863.062 1,255,840.368 1,263,123.247 747,887.290 752,367.801 756,876.559 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$0.960341 $0.980561 $0.883223 $0.795467 $0.871452 $0.800760 $0.627221 $1.000000	$0.930127 $0.960341 $0.980561 $0.883223 $0.795467 $0.871452 $0.800760 $0.627221	0.000 0.000 0.000 0.000 116,578.686 116,058.741 115,659.950 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.242133 $1.203534 $1.094103 $1.022536 $1.020827 $0.934209 $0.812104 $1.000000	$1.204489 $1.242133 $1.203534 $1.094103 $1.022536 $1.020827 $0.934209 $0.812104	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.255012 $1.222777 $1.042826 $0.947029 $0.970313 $0.869808 $0.715303 $1.000000	$1.195361 $1.255012 $1.222777 $1.042826 $0.947029 $0.970313 $0.869808 $0.715303	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.493757 $1.369425 $1.178062 $1.061830 $1.036711 $0.847718 $0.681878 $1.000000	$1.473650 $1.493757 $1.369425 $1.178062 $1.061830 $1.036711 $0.847718 $0.681878	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.240808 $1.204668 $1.255033 $1.184673 $1.132653 $1.072962 $0.939008 $1.000000	$1.231221 $1.240808 $1.204668 $1.255033 $1.184673 $1.132653 $1.072962 $0.939008	0.000 0.000 0.000 0.000 0.000 23,257.228 23,287.377 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date December 9, 2011	2015 2014 2013 2012 2011	$1.145540 $1.120040 $1.059669 $1.005351 $1.000000	$1.104141 $1.145540 $1.120040 $1.059669 $1.005351	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.800020 $1.651946 $1.231053 $1.053158 $0.995856 $0.885503 $0.737979 $1.248091 $1.193840 $1.023569	$1.820243 $1.800020 $1.651946 $1.231053 $1.053158 $0.995856 $0.885503 $0.737979 $1.248091 $1.193840	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.883244 $1.659254 $1.214774 $1.044059 $1.088014 $0.993592 $0.726867 $1.211466 $1.069503 $1.079618	$2.081415 $1.883244 $1.659254 $1.214774 $1.044059 $1.088014 $0.993592 $0.726867 $1.211466 $1.069503	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.555512 $1.418111 $1.192441 $1.041663 $1.086333 $0.925297 $0.670942 $1.000000	$1.556453 $1.555512 $1.418111 $1.192441 $1.041663 $1.086333 $0.925297 $0.670942	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.665692 $1.492437 $1.140187 $0.982357 $1.010823 $0.864940 $0.639256 $1.115357 $1.000000	$1.671849 $1.665692 $1.492437 $1.140187 $0.982357 $1.010823 $0.864940 $0.639256 $1.115357	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.012489 $1.807836 $1.384667 $1.195827 $1.233757 $1.058321 $0.783571 $1.371375 $1.172619 $1.055475	$2.014802 $2.012489 $1.807836 $1.384667 $1.195827 $1.233757 $1.058321 $0.783571 $1.371375 $1.172619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio—Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.325283 $1.222665 $0.956969 $0.818239 $0.812794 $0.707990 $0.545365 $0.953858 $1.000000	$1.268933 $1.325283 $1.222665 $0.956969 $0.818239 $0.812794 $0.707990 $0.545365 $0.953858	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.695006 $1.567198 $1.229705 $1.053704 $1.049975 $0.916420 $0.707685 $1.241190 $1.229285 $1.028072	$1.618316 $1.695006 $1.567198 $1.229705 $1.053704 $1.049975 $0.916420 $0.707685 $1.241190 $1.229285	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio—Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.720489 $1.550481 $1.140664 $0.997571 $0.998540 $0.806562 $0.630599 $1.197174 $1.000000	$1.838411 $1.720489 $1.550481 $1.140664 $0.997571 $0.998540 $0.806562 $0.630599 $1.197174	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.943790 $1.756217 $1.295210 $1.135568 $1.139344 $0.922600 $0.723135 $1.376500 $1.090047 $1.025883	$2.071775 $1.943790 $1.756217 $1.295210 $1.135568 $1.139344 $0.922600 $0.723135 $1.376500 $1.090047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.706213 $1.610117 $1.185458 $1.035459 $1.161864 $0.904527 $0.647630 $1.072673 $1.000000	$1.677479 $1.706213 $1.610117 $1.185458 $1.035459 $1.161864 $0.904527 $0.647630 $1.072673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.123826 $2.009012 $1.483080 $1.298463 $1.460893 $1.139657 $0.817928 $1.358400 $1.181309 $1.054103	$2.082987 $2.123826 $2.009012 $1.483080 $1.298463 $1.460893 $1.139657 $0.817928 $1.358400 $1.181309	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447888 $1.359826 $1.045181 $0.823625 $0.905863 $0.717488 $0.456666 $0.937852 $1.000000	$1.400427 $1.447888 $1.359826 $1.045181 $0.823625 $0.905863 $0.717488 $0.456666 $0.937852	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.916340 $1.804559 $1.390320 $1.097482 $1.210125 $0.960726 $0.613174 $1.262494 $1.200956 $1.038326	$1.849656 $1.916340 $1.804559 $1.390320 $1.097482 $1.210125 $0.960726 $0.613174 $1.262494 $1.200956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.459813 $1.353619 $0.971196 $1.000000	$1.524587 $1.459813 $1.353619 $0.971196	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.411020 $1.330301 $1.001192 $0.853521 $0.886155 $0.831092 $0.564225 $1.176625 $1.164285 $1.033956	$1.256901 $1.411020 $1.330301 $1.001192 $0.853521 $0.886155 $0.831092 $0.564225 $1.176625 $1.164285	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.434566 $2.175543 $1.652602 $1.416884 $1.444997 $1.154668 $0.801781 $1.432390 $1.180139 $1.044674	$2.518718 $2.434566 $2.175543 $1.652602 $1.416884 $1.444997 $1.154668 $0.801781 $1.432390 $1.180139	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.610169 $1.506783 $1.179995 $0.987444 $1.151459 $0.999758 $0.729792 $1.326230 $1.216340 $1.034449	$1.564695 $1.610169 $1.506783 $1.179995 $0.987444 $1.151459 $0.999758 $0.729792 $1.326230 $1.216340	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.151432 $2.332693 $1.656800 $1.374537 $1.540274 $1.136448 $0.699637 $1.160274 $1.138152 $1.010851	$2.098982 $2.151432 $2.332693 $1.656800 $1.374537 $1.540274 $1.136448 $0.699637 $1.160274 $1.138152	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.638996 $1.518811 $1.282966 $1.160004 $1.145323 $1.047826 $0.892734 $1.152723 $1.112422 $0.999561	$1.624618 $1.638996 $1.518811 $1.282966 $1.160004 $1.145323 $1.047826 $0.892734 $1.152723 $1.112422	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.888026 $0.946002 $0.948532 $0.814666 $1.053046 $0.909430 $0.562268 $1.338281 $1.000000	$0.740884 $0.888026 $0.946002 $0.948532 $0.814666 $1.053046 $0.909430 $0.562268 $1.338281	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.453381 $1.380959 $1.292276 $1.221161 $1.202997 $1.104052 $0.843407 $1.340057 $1.132976 $1.024694	$1.447935 $1.453381 $1.380959 $1.292276 $1.221161 $1.202997 $1.104052 $0.843407 $1.340057 $1.132976	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.261393 $1.200850 $1.126843 $1.068317 $1.053973 $1.000000	$1.252347 $1.261393 $1.200850 $1.126843 $1.068317 $1.053973	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.848970 $1.783565 $1.678220 $1.434181 $1.373006 $1.224785 $0.834344 $1.118777 $1.101707 $0.995970	$1.765607 $1.848970 $1.783565 $1.678220 $1.434181 $1.373006 $1.224785 $0.834344 $1.118777 $1.101707	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class(4) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.109157 $1.112442 $1.115727 $1.119030 $1.122306 $1.125591 $1.127493 $1.104459 $1.054750 $1.010113	$1.105872 $1.109157 $1.112442 $1.115727 $1.119030 $1.122306 $1.125591 $1.127493 $1.104459 $1.054750	0.000 0.000 0.000 0.000 0.000 0.000 0.000 216,202.713 289,415.377 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451 $1.087635 $1.028694 $0.999078	$1.444784 $1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451 $1.087635 $1.028694	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Initial Class Subaccount inception date 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451 $1.000000	$1.444784 $1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.278490 $1.228023 $1.263110 $1.208135 $1.129468 $1.086947 $1.046301 $1.000000	$1.272428 $1.278490 $1.228023 $1.263110 $1.208135 $1.129468 $1.086947 $1.046301	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.528930 $1.500667 $1.376273 $1.284588 $1.255105 $1.155660 $0.925628 $1.177911 $1.110566 $1.017771	$1.494520 $1.528930 $1.500667 $1.376273 $1.284588 $1.255105 $1.155660 $0.925628 $1.177911 $1.110566	0.000 0.000 0.000 0.000 0.000 0.000 252,127.179 0.000 0.000 114,505.658
TA Asset Allocation - Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.583211 $1.545766 $1.222625 $1.089116 $1.154934 $1.007729 $0.778591 $1.293669 $1.204183 $1.044633	$1.548005 $1.583211 $1.545766 $1.222625 $1.089116 $1.154934 $1.007729 $0.778591 $1.293669 $1.204183	254,625.889 428,975.058 461,243.876 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.596410 $1.558100 $1.376896 $1.261976 $1.258385 $1.143508 $0.907375 $1.229282 $1.142138 $1.027618	$1.556193 $1.596410 $1.558100 $1.376896 $1.261976 $1.258385 $1.143508 $0.907375 $1.229282 $1.142138	224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678
TA Asset Allocation - Moderate Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.597804 $1.562408 $1.312670 $1.189945 $1.218012 $1.083736 $0.848156 $1.265233 $1.177111 $1.037156	$1.557455 $1.597804 $1.562408 $1.312670 $1.189945 $1.218012 $1.083736 $0.848156 $1.265233 $1.177111	15,049.762 16,096.689 17,175.412 483,894.559 522,075.278 506,975.108 153,402.367 252,878.704 180,551.249 346,675.273
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.694016 $1.514758 $1.166517 $1.047255 $1.022422 $0.928508 $0.816993 $1.239493 $1.188125 $1.019220	$1.628239 $1.694016 $1.514758 $1.166517 $1.047255 $1.022422 $0.928508 $0.816993 $1.239493 $1.188125	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.653291 $1.460185 $1.409649 $1.128833 $1.201114 $1.041546 $0.783001 $1.362974 $1.465339 $1.033039	$1.638425 $1.653291 $1.460185 $1.409649 $1.128833 $1.201114 $1.041546 $0.783001 $1.362974 $1.465339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Initial Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.185290 $1.194507 $1.062923 $0.945098 $1.023376 $0.928906 $0.718385 $1.128015 $1.040927 $1.000000	$1.162360 $1.185290 $1.194507 $1.062923 $0.945098 $1.023376 $0.928906 $0.718385 $1.128015 $1.040927	0.000 0.000 0.000 0.000 0.000 16,400.348 16,664.523 16,952.840 17,177.609 42,944.397
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.204823 $2.211107 $1.593882 $1.465593 $1.575704 $1.180303 $0.737330 $1.376909 $1.127089 $1.028569	$2.087625 $2.204823 $2.211107 $1.593882 $1.465593 $1.575704 $1.180303 $0.737330 $1.376909 $1.127089	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.047483 $1.867656 $1.360370 $1.178612 $1.189620 $1.062864 $0.756050 $1.203805 $1.082768 $1.065096	$2.274120 $2.047483 $1.867656 $1.360370 $1.178612 $1.189620 $1.062864 $0.756050 $1.203805 $1.082768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.968852 $1.729434 $1.308978 $1.128428 $1.123500 $0.978392 $0.757250 $1.212328 $1.163194 $1.011772	$1.961513 $1.968852 $1.729434 $1.308978 $1.128428 $1.123500 $0.978392 $0.757250 $1.212328 $1.163194	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.338192 $1.283807 $1.155560 $1.069257 $1.056958 $0.957730 $0.824341 $1.000000	$1.310582 $1.338192 $1.283807 $1.155560 $1.069257 $1.056958 $0.957730 $0.824341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.354800 $1.306971 $1.103627 $0.992294 $1.006681 $0.893509 $0.727540 $1.000000	$1.303270 $1.354800 $1.306971 $1.103627 $0.992294 $1.006681 $0.893509 $0.727540	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.613314 $1.706443 $1.449358 $1.190058 $1.327084 $1.204634 $0.910625 $1.411487 $1.297029 $1.057064	$1.609720 $1.613314 $1.706443 $1.449358 $1.190058 $1.327084 $1.204634 $0.910625 $1.411487 $1.297029	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.093712 $1.981054 $1.340313 $1.163461 $1.238884 $0.975072 $0.764592 $1.205139 $1.196383 $1.012149	$2.333512 $2.093712 $1.981054 $1.340313 $1.163461 $1.238884 $0.975072 $0.764592 $1.205139 $1.196383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.013241 $1.822310 $1.547750 $1.379093 $1.329559 $1.074404 $0.853247 $1.266001 $1.117741 $1.027341	$2.011519 $2.013241 $1.822310 $1.547750 $1.379093 $1.329559 $1.074404 $0.853247 $1.266001 $1.117741	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.705173 $1.547805 $1.318379 $1.176507 $1.137365 $1.000000	$1.698995 $1.705173 $1.547805 $1.318379 $1.176507 $1.137365	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.550701 $1.485920 $1.529321 $1.426252 $1.346139 $1.259568 $1.088763 $1.123404 $1.034254 $0.995422	$1.556732 $1.550701 $1.485920 $1.529321 $1.426252 $1.346139 $1.259568 $1.088763 $1.123404 $1.034254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.307313 $1.256722 $1.296333 $1.211525 $1.146932 $1.075759 $0.932173 $1.000000	$1.310144 $1.307313 $1.256722 $1.296333 $1.211525 $1.146932 $1.075759 $0.932173	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.000451 $1.906810 $1.403001 $1.209099 $1.245818 $0.958156 $0.671049 $1.000000	$1.944360 $2.000451 $1.906810 $1.403001 $1.209099 $1.245818 $0.958156 $0.671049	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.456686 $2.312593 $1.610012 $1.395840 $1.376707 $1.027214 $0.742809 $1.168725 $1.069476 $1.035523	$2.508951 $2.456686 $2.312593 $1.610012 $1.395840 $1.376707 $1.027214 $0.742809 $1.168725 $1.069476	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.103260 $1.917872 $1.445256 $1.237605 $1.270101 $1.068977 $0.737355 $1.276919 $1.172339 $1.065723	$2.063970 $2.103260 $1.917872 $1.445256 $1.237605 $1.270101 $1.068977 $0.737355 $1.276919 $1.172339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.463650 $1.548314 $1.248934 $1.072962 $1.255647 $1.160984 $0.925030 $1.516840 $1.316073 $1.068777	$1.478492 $1.463650 $1.548314 $1.248934 $1.072962 $1.255647 $1.160984 $0.925030 $1.516840 $1.316073	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.732415 $1.563958 $1.184205 $1.049562 $1.093531 $0.930997 $0.722775 $1.342640 $1.158087 $1.068455	$1.845499 $1.732415 $1.563958 $1.184205 $1.049562 $1.093531 $0.930997 $0.722775 $1.342640 $1.158087	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Equity Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.587796 $1.403065 $1.064656 $0.921702 $0.906923 $0.791594 $0.627920 $0.998672 $1.000000	$1.603106 $1.587796 $1.403065 $1.064656 $0.921702 $0.906923 $0.791594 $0.627920 $0.998672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.161461 $1.240028 $1.009072 $0.842466 $0.977282 $0.847032 $0.595002 $1.083441 $1.000000	$1.149092 $1.161461 $1.240028 $1.009072 $0.842466 $0.977282 $0.847032 $0.595002 $1.083441	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.699891 $1.500959 $1.115749 $0.966284 $0.989329 $0.791499 $0.565548 $0.974918 $1.000000	$1.670488 $1.699891 $1.500959 $1.115749 $0.966284 $0.989329 $0.791499 $0.565548 $0.974918	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.401761 $1.080607 $1.059148 $0.904434 $0.836547 $0.654238 $0.508117 $0.812136 $1.000000	$1.428644 $1.401761 $1.080607 $1.059148 $0.904434 $0.836547 $0.654238 $0.508117 $0.812136	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.286217 $1.267821 $1.258051 $1.208452 $1.188116 $1.132568 $0.997688 $1.036506 $1.000000	$1.296770 $1.286217 $1.267821 $1.258051 $1.208452 $1.188116 $1.132568 $0.997688 $1.036506	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.410413 $1.335927 $1.371326 $1.322248 $1.231938 $1.160220 $1.098444 $1.047003 $1.000000	$1.410873 $1.410413 $1.335927 $1.371326 $1.322248 $1.231938 $1.160220 $1.098444 $1.047003	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.288120 $1.351501 $1.107774 $0.914020 $1.073754 $0.862137 $0.577319 $1.064466 $1.000000	$1.285500 $1.288120 $1.351501 $1.107774 $0.914020 $1.073754 $0.862137 $0.577319 $1.064466	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.650029 $1.579409 $1.184393 $0.989836 $1.028728 $0.836485 $0.589895 $0.980954 $1.000000	$1.635072 $1.650029 $1.579409 $1.184393 $0.989836 $1.028728 $0.836485 $0.589895 $0.980954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV1025 101 178 903	September 2005
Policy Endorsement Form Number	AE 1255 604 (ROP)	July 2006
	AE 1288 0608	June 2008
	AE 1299 0410	May 2010

Product Feature	Principium Advisor Form Number: AV1025101178903	Advisor EliteSM Form Number: AV1114 101 185 104	Advisor EliteSM 2008 Form Number: AV1114 101 185 104
Death Proceeds	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.
Guaranteed Minimum Death Benefit Option(s)	Total premium payments; less any adjusted partial surrenders as of the date of death. This benefit is not available if the annuitant is 91 or older on the policy date. You will not receive an optional guaranteed minimum death benefit if you do not choose one.	A. Return of Premium Death Benefit
B. Annual Step Up Death Benefit
Option A is available if owner and annuitant are age 90 or younger. Option B is available if owner and annuitant are age 75 or younger.	A. Return of Premium Death Benefit
B. Modal Step Up Death Benefit
C. Double Enhanced Death Benefit
For riders issued on or after December 12, 2011.
Option A is available is owner and annuitant are age 86 or younger.
For riders issued prior to December 12, 2011. Option A is available if owner and annuitant are age 90 or younger.
Option B and Option C are available if owner and annuitant are age 75 or younger.

POLICY VARIATIONS — (Continued)
Product Feature	Principium Advisor Form Number: AV1025101178903	Advisor EliteSM Form Number: AV1114 101 185 104	Advisor EliteSM 2008 Form Number: AV1114 101 185 104
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AB Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation FundSM - Class 2
• American Funds - Bond FundSM - Class 2
• Fidelity VIP Balanced Portfolio - Service Class 2
• Franklin Founding Funds Allocation VIP Fund - Class 4
• GE Investments Total Return Fund - Class 3
• TA Aegon Government Money Market - Service Class
• TA Aegon U.S. Government Securities - Service Class
• TA AB Dynamic Allocation - Service Class
• TA Asset Allocation - Conservative - Service Class
• TA Asset Allocation - Moderate - Service Class
• TA Asset Allocation - Moderate Growth - Service Class
• TA International Moderate Growth - Service Class
• TA Managed Risk - Balanced ETF - Service Class
• TA Managed Risk - Conservative ETF - Service Class
• TA Managed Risk - Growth ETF - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA QS Investors Active Asset Allocation - Conservative - Service Class
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date.	• 0.30% for Policy Value • 0.45% for Return of Premium	• 0.50% for Policy Value • 0.55% for Return of Premium • 0.70% for Annual Step Up	• 0.60% for Policy Value • 0.65% for Return of Premium • 0.80% for Modal Step Up • 1.30% for Double Enhanced
Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes –1.25%	Yes –0.50%	Yes –0.60%

POLICY VARIATIONS — (Continued)
Product Feature	Principium Advisor Form Number: AV1025101178903	Advisor EliteSM Form Number: AV1114 101 185 104	Advisor EliteSM 2008 Form Number: AV1114 101 185 104
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.
Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3 and 5 year guaranteed periods available.	1, 3 and 5 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary
Surrender Charges	From 0-1 years is 5%; 1-2 years is 4%; 2-3 years is 3%; 3-4 years is 2%; 4-5 years is 1%; more than 5 years is 0.	Not applicable	Not applicable
Optional Riders	• Living Benefit Rider 2005 • 5 for LifeSM 2005 • 5 for LifeSM with Growth • Income SelectSM for Life • Taxpayer 2003 • Taxpayer Plus 2	• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Taxpayer 2003
• Taxpayer Plus 2	• Living Benefit Rider 2005
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Taxpayer 2003
• Taxpayer Plus 2
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Systematic Payout Option	Yes	Yes	Yes
Initial Payment Guarantee	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E
R	=	the requested partial surrender;
E	=	the excess interest adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.
For riders issued on or after

December 12, 2011........................................1.25%
For riders issued prior to
December 12, 2011........................................1.00%	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Single Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Joint Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM For Life
Abbreviation	Definition
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)
Percentage of the TWB. Additional option fees would be added to the base.

Single Life
(5/1/07 - 11/3/13)
Base Fee..........................................................0.40%
Growth Benefit Fee.........................................0.25%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
(prior to 5/1/07)
Base Fee..........................................................0.40%
Growth Benefit Fee.........................................0.25%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee..........................................................0.60%
Growth Benefit Fee.........................................0.50%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
(prior to 5/1/07)
Base Fee..........................................................0.60%
Growth Benefit Fee.........................................0.50%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
	Current PAM Safe Fund: TA U.S. Government Securities	N/A
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1..............................................................100%
 2................................................................90%
 3................................................................80%
 4................................................................70%
 5................................................................60%
 6-10...........................................................50%
 10+..............................................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's2 age at the time of the first withdrawal taken on or after January 1st following the annuitant's2 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58........................................................0.0%
 59-64........................................................4.5%
 65-69........................................................5.0%
 70-74........................................................5.5%
 75-79........................................................6.0%
 80-84........................................................6.5%
 85-89........................................................7.0%
 90-94........................................................7.5%
 95+...........................................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's2 age increases.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Rider Upgrade	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee..........................................................0.60%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
Joint Life

(prior to 11/4/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
Joint Life

(1/16/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts
Allocation Methods	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
Age 1st WDJoint Life WD%

 0-58..........................................................0.0%
 59-69........................................................4.5%
 70-79........................................................5.5%
 80+ ...........................................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees at issue
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(9/21/09 - 2/20/11)
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(12/12/11 - 11/13/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(5/1/09 - 2/20/11)
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated funds based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Equity Smart Beta 100
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Managed Risk – Balanced ETF
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Equity Smart Beta 100
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Allocation Methods	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OA Subaccount: TA ProFund UltraBear
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 75 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 75 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

TRANSAMERICA ADVISOR ELITESM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2016

to the

Prospectus dated May 1, 2016

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Advisor EliteSM Variable Annuity dated May 1, 2016

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	Members® LandmarkSM Variable Annuity
Members® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	Members® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	Members® LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2016

(for Applications signed on or after May 1, 2016)

to the

Prospectus dated May 1, 2016

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2016 and June 30, 2016. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2016. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.75%
65-79	5.00%	4.75%
≥ 80	6.00%	5.75%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA ADVISOR ELITESM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Advisor EliteSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
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premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.000035388.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000035388 = Z = 1.01487689
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 1.85%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.
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Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods
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of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.
11

Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in-capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We may also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. TCI paid no amounts in commissions in connection with the sale of the Policies.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
ADMINISTRATIVE SERVICES CONTRACT
We have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include customer application or order form processing, ongoing customer service and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2008, 2009 and 2010, we paid Low Load $0.00, $161.18 and $1,097.96, respectively, in connection with this contract.
12

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
13

OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Advisor EliteSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
14

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	193,424.103 203,742.952 214,279.356 222,542.458 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.425992 $1.312988 $1.115046 $0.983804 $1.036217 $0.891406 $0.652811 $1.000000	$1.412764 $1.425992 $1.312988 $1.115046 $0.983804 $1.036217 $0.891406 $0.652811	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	20,457.787 21,549.168 22,663.562 23,537.516 23,537.516 23,841.324 24,113.677 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.207776 $1.161273 $1.100568 $1.053863 $1.050061 $1.000000	$1.187279 $1.207776 $1.161273 $1.100568 $1.053863 $1.050061	0.000 0.000 0.000 0.000 0.000 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.928461 $0.940492 $0.952635 $0.965078 $0.977492 $0.990197 $1.002938 $1.000000	$0.916589 $0.928461 $0.940492 $0.952635 $0.965078 $0.977492 $0.990197 $1.002938	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.201265 $1.165354 $1.210604 $1.169525 $1.104232 $1.073262 $1.043415 $1.000000	$1.183766 $1.201265 $1.165354 $1.210604 $1.169525 $1.104232 $1.073262 $1.043415	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.183104 $1.175576 $1.091610 $1.031650 $1.020967 $0.951403 $0.771607 $1.000000	$1.142874 $1.183104 $1.175576 $1.091610 $1.031650 $1.020967 $0.951403 $0.771607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.198292 $1.183001 $1.058334 $0.982639 $0.992481 $0.912834 $0.732736 $1.000000	$1.153621 $1.198292 $1.183001 $1.058334 $0.982639 $0.992481 $0.912834 $0.732736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.176892 $1.163711 $0.990264 $0.908916 $0.942153 $0.849074 $0.672645 $1.000000	$1.132524 $1.176892 $1.163711 $0.990264 $0.908916 $0.942153 $0.849074 $0.672645	1,168,401.312 1,174,863.062 1,255,840.368 1,263,123.247 747,887.290 752,367.801 756,876.559 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$0.960341 $0.980561 $0.883223 $0.795467 $0.871452 $0.800760 $0.627221 $1.000000	$0.930127 $0.960341 $0.980561 $0.883223 $0.795467 $0.871452 $0.800760 $0.627221	0.000 0.000 0.000 0.000 116,578.686 116,058.741 115,659.950 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.242133 $1.203534 $1.094103 $1.022536 $1.020827 $0.934209 $0.812104 $1.000000	$1.204489 $1.242133 $1.203534 $1.094103 $1.022536 $1.020827 $0.934209 $0.812104	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.255012 $1.222777 $1.042826 $0.947029 $0.970313 $0.869808 $0.715303 $1.000000	$1.195361 $1.255012 $1.222777 $1.042826 $0.947029 $0.970313 $0.869808 $0.715303	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.493757 $1.369425 $1.178062 $1.061830 $1.036711 $0.847718 $0.681878 $1.000000	$1.473650 $1.493757 $1.369425 $1.178062 $1.061830 $1.036711 $0.847718 $0.681878	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.240808 $1.204668 $1.255033 $1.184673 $1.132653 $1.072962 $0.939008 $1.000000	$1.231221 $1.240808 $1.204668 $1.255033 $1.184673 $1.132653 $1.072962 $0.939008	0.000 0.000 0.000 0.000 0.000 23,257.228 23,287.377 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date December 9, 2011	2015 2014 2013 2012 2011	$1.145540 $1.120040 $1.059669 $1.005351 $1.000000	$1.104141 $1.145540 $1.120040 $1.059669 $1.005351	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.794712 $1.692341 $1.470041 $1.309661 $1.364423 $1.249413 $1.013971 $1.000000	$1.799941 $1.794712 $1.692341 $1.470041 $1.309661 $1.364423 $1.249413 $1.013971	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.648964 $1.581754 $1.292871 $1.125014 $1.122808 $1.008981 $0.989801	$1.653842 $1.648964 $1.581754 $1.292871 $1.125014 $1.122808 $1.008981	482,411.932 87,254.370 88,179.124 11,958.367 12,110.181 12,246.098 0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.154442 $1.108620 $1.145531 $1.099130 $1.047269 $0.994686 $1.000922	$1.145017 $1.154442 $1.108620 $1.145531 $1.099130 $1.047269 $0.994686	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.796908 $1.674218 $1.301000 $1.115758 $1.178408 $1.003837 $0.986503	$1.899259 $1.796908 $1.674218 $1.301000 $1.115758 $1.178408 $1.003837	54,489.520 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.813601 $1.657296 $1.255068 $1.080115 $1.112325 $1.009232 $0.986825	$1.819969 $1.813601 $1.657296 $1.255068 $1.080115 $1.112325 $1.009232	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.196649 $1.242789 $1.032978 $0.885786 $1.040869 $0.981327 $0.982934	$1.130046 $1.196649 $1.242789 $1.032978 $0.885786 $1.040869 $0.981327	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.473488 $1.350021 $1.140833 $1.001572 $1.049732 $0.898575 $0.654819 $1.000000	$1.467055 $1.473488 $1.350021 $1.140833 $1.001572 $1.049732 $0.898575 $0.654819	20,043.098 21,709.329 21,886.505 34,887.694 47,832.232 48,303.988 36,162.573 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.501629 $1.352147 $1.038154 $0.898938 $0.929593 $0.799396 $0.593766 $1.000000	$1.499715 $1.501629 $1.352147 $1.038154 $0.898938 $0.929593 $0.799396 $0.593766	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.471744 $1.327863 $1.021534 $0.886306 $1.000000	$1.466953 $1.471744 $1.327863 $1.021534 $0.886306	69,867.299 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio—Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.369293 $1.269570 $0.998630 $0.858137 $0.856670 $0.749917 $0.580542 $1.000000	$1.304573 $1.369293 $1.269570 $0.998630 $0.858137 $0.856670 $0.749917 $0.580542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio—Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.450715 $1.347730 $1.062221 $0.914587 $1.000000	$1.379410 $1.450715 $1.347730 $1.062221 $0.914587	0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.470049 $1.331399 $0.984360 $0.865186 $0.870331 $0.706507 $0.555128 $1.000000	$1.563019 $1.470049 $1.331399 $0.984360 $0.865186 $0.870331 $0.706507 $0.555128	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.515821 $1.375571 $1.019047 $0.897460 $1.000000	$1.608488 $1.515821 $1.375571 $1.019047 $0.897460	0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.553578 $1.473387 $1.090185 $0.957008 $1.079184 $0.844354 $0.607562 $1.000000	$1.519835 $1.553578 $1.473387 $1.090185 $0.957008 $1.079184 $0.844354 $0.607562	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.342962 $1.276174 $0.946139 $0.832226 $1.000000	$1.311192 $1.342962 $1.276174 $0.946139 $0.832226	0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.541538 $1.455009 $1.123916 $0.890116 $0.983879 $0.783159 $0.500950 $1.000000	$1.483616 $1.541538 $1.455009 $1.123916 $0.890116 $0.983879 $0.783159 $0.500950	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.423681 $1.346431 $1.042109 $0.826967 $1.000000	$1.367468 $1.423681 $1.346431 $1.042109 $0.826967	0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.932630 $1.898758 $1.549791 $1.358493 $1.394697 $1.277165 $0.991269 $1.000000	$1.794991 $1.932630 $1.898758 $1.549791 $1.358493 $1.394697 $1.277165 $0.991269	87,148.897 88,387.841 89,284.536 93,672.828 98,801.793 67,515.344 68,089.947 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.369694 $1.316594 $1.159927 $1.043712 $1.087840 $1.004621 $0.988833	$1.337917 $1.369694 $1.316594 $1.159927 $1.043712 $1.087840 $1.004621	0.000 0.000 0.000 0.000 0.000 0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.652321 $0.698377 $0.703734 $0.607441 $0.789093 $0.684864 $0.425541 $1.000000	$0.541539 $0.652321 $0.698377 $0.703734 $0.607441 $0.789093 $0.684864 $0.425541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.058253 $1.010530 $0.950349 $0.902555 $0.893555 $0.824144 $0.632720 $1.000000	$1.049059 $1.058253 $1.010530 $0.950349 $0.902555 $0.893555 $0.824144 $0.632720	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.234205 $1.180830 $1.113588 $1.061046 $1.052006 $1.000000	$1.219280 $1.234205 $1.180830 $1.113588 $1.061046 $1.052006	206,976.767 204,780.098 206,244.272 275,786.862 263,706.552 188,643.294
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.573947 $1.525857 $1.442875 $1.239244 $1.192277 $1.068871 $0.731766 $1.000000	$1.495530 $1.573947 $1.525857 $1.442875 $1.239244 $1.192277 $1.068871 $0.731766	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$0.959396 $0.967053 $0.974719 $0.982471 $0.990173 $0.998115 $1.006022 $1.000000	$0.951784 $0.959396 $0.967053 $0.974719 $0.982471 $0.990173 $0.998115 $1.006022	0.000 71,899.987 34,343.818 135,878.663 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.241233 $1.198187 $1.238581 $1.190616 $1.118620 $1.081878 $1.046605 $1.000000	$1.229226 $1.241233 $1.198187 $1.238581 $1.190616 $1.118620 $1.081878 $1.046605	0.000 0.000 0.000 0.000 0.000 0.000 10,997.390 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.241233 $1.198187 $1.238581 $1.190616 $1.118620 $1.081878 $1.046605 $1.000000	$1.229226 $1.241233 $1.198187 $1.238581 $1.190616 $1.118620 $1.081878 $1.046605	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999782	$9.568666	1,653.562
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.222522 $1.208739 $1.116877 $1.050289 $1.034296 $0.959064 $0.773987 $1.000000	$1.186815 $1.222522 $1.208739 $1.116877 $1.050289 $1.034296 $0.959064 $0.773987	0.000 127,178.246 128,713.605 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.180232 $1.161371 $0.926242 $0.830750 $0.887954 $0.780700 $0.607475 $1.000000	$1.146082 $1.180232 $1.161371 $0.926242 $0.830750 $0.887954 $0.780700 $0.607475	25,203.327 25,591.291 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.238197 $1.216359 $1.082798 $1.000364 $1.005409 $0.920174 $0.734988 $1.000000	$1.197953 $1.238197 $1.216359 $1.082798 $1.000364 $1.005409 $0.920174 $0.734988	145,870.549 149,304.070 183,598.813 14,327.597 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.216093 $1.196542 $1.013180 $0.925337 $0.954445 $0.855912 $0.674713 $1.000000	$1.176046 $1.216093 $1.196542 $1.013180 $0.925337 $0.954445 $0.855912 $0.674713	779,905.112 1,051,347.097 1,158,147.542 711,550.339 226,118.540 213,750.176 245,744.025 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.785110 $1.604171 $1.241521 $1.120184 $1.099069 $1.003089 $0.984668	$1.707283 $1.785110 $1.604171 $1.241521 $1.120184 $1.099069 $1.003089	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.562620 $1.549448 $1.366209 $1.253494 $1.315082 $1.208748 $1.000000	$1.531189 $1.562620 $1.549448 $1.366209 $1.253494 $1.315082 $1.208748	217,577.342 373,937.026 377,237.864 230,848.979 214,266.483 152,303.786 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.918292 $9.999345	$9.502644 $9.918292	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.878340 $9.999345	$9.304461 $9.878340	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.746199 $1.675234 $1.503074 $1.377248 $1.338157 $1.212543 $1.000000	$1.730183 $1.746199 $1.675234 $1.503074 $1.377248 $1.338157 $1.212543	194,243.741 189,574.124 150,423.398 91,864.045 0.000 0.000 0.000
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.148166 $1.019116 $0.988744 $0.795742 $0.850914 $0.741546 $0.560243 $1.000000	$1.132203 $1.148166 $1.019116 $0.988744 $0.795742 $0.850914 $0.741546 $0.560243	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$0.992322 $1.008208 $0.903639 $0.809832 $0.882825 $0.807213 $0.629154 $1.000000	$0.965887 $0.992322 $1.008208 $0.903639 $0.809832 $0.882825 $0.807213 $0.629154	211,062.964 276,174.366 280,363.633 274,699.946 303,288.462 273,497.387 276,381.847 0.000
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.258735 $1.176673 $0.996548 $0.892944 $1.009181 $0.986644 $0.986594	$1.250280 $1.258735 $1.176673 $0.996548 $0.892944 $1.009181 $0.986644	64,109.815 13,253.377 13,504.723 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.554799 $1.567012 $1.135205 $1.049061 $1.133483 $0.853280 $0.535693 $1.000000	$1.464848 $1.554799 $1.567012 $1.135205 $1.049061 $1.133483 $0.853280 $0.535693	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.783182 $1.634678 $1.196603 $1.041924 $1.056887 $1.000000	$1.970732 $1.783182 $1.634678 $1.196603 $1.041924 $1.056887	53,423.370 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.103314 $1.058149 $1.089827 $1.048736 $1.000000	$1.098227 $1.103314 $1.058149 $1.089827 $1.048736	179,136.053 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.611488 $1.422580 $1.082093 $0.937500 $0.938050 $0.820970 $0.638577 $1.000000	$1.597523 $1.611488 $1.422580 $1.082093 $0.937500 $0.938050 $0.820970 $0.638577	596,627.231 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.248801 $1.971340 $1.511495 $1.267215 $1.255609 $1.030487 $0.985177	$2.165397 $2.248801 $1.971340 $1.511495 $1.267215 $1.255609 $1.030487	0.000 0.000 0.000 0.000 0.000 0.000 0.000
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.173793 $1.113275 $1.065786 $0.999692 $1.000000	$1.159798 $1.173793 $1.113275 $1.065786 $0.999692	41,492.401 13,998.271 14,203.747 14,407.641 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.183645 $1.099817 $1.013595 $1.000000	$1.149871 $1.183645 $1.099817 $1.013595	48,572.289 49,391.636 50,145.539 15,033.429
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.241469 $1.156792 $1.008614 $1.000000	$1.195291 $1.241469 $1.156792 $1.008614	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.283497 $1.237465 $1.119396 $1.040989 $1.034129 $0.941718 $0.814598 $1.000000	$1.250785 $1.283497 $1.237465 $1.119396 $1.040989 $1.034129 $0.941718 $0.814598	168,886.980 170,962.251 204,886.740 41,526.691 0.000 47,952.979 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.306960 $1.251796 $1.174116 $1.110092 $1.084528 $0.999060 $0.999978	$1.287673 $1.306960 $1.251796 $1.174116 $1.110092 $1.084528 $0.999060	168,387.894 169,571.200 170,734.909 301,974.685 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.296825 $1.257271 $1.066948 $0.964124 $0.982967 $0.876811 $0.717511 $1.000000	$1.241324 $1.296825 $1.257271 $1.066948 $0.964124 $0.982967 $0.876811 $0.717511	1,434,034.912 2,762,671.830 1,502,090.685 1,366,920.594 1,376,759.746 1,369,143.636 1,238,128.137 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.205316 $1.124491 $0.991722 $1.000000	$1.156991 $1.205316 $1.124491 $0.991722	0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.075244 $1.142986 $0.975627 $0.805096 $1.000000	$1.067530 $1.075244 $1.142986 $0.975627 $0.805096	0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.543577 $1.408106 $1.205361 $1.081031 $1.050263 $0.854565 $0.683983 $1.000000	$1.530359 $1.543577 $1.408106 $1.205361 $1.081031 $1.050263 $0.854565 $0.683983	87,126.013 88,035.752 0.000 12,741.215 12,902.970 13,047.779 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.114742 $1.042057 $0.939142 $0.937489 $0.978312 $1.021505 $0.998181	$1.077737 $1.114742 $1.042057 $0.939142 $0.937489 $0.978312 $1.021505	0.000 0.000 0.000 0.000 0.000 0.000 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.063308 $0.985811 $0.918763 $0.912235 $0.993647 $1.023257 $0.997288	$1.032957 $1.063308 $0.985811 $0.918763 $0.912235 $0.993647 $1.023257	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.078655 $1.021938 $0.881910 $0.882889 $1.006895 $1.022173 $0.996419	$1.033112 $1.078655 $1.021938 $0.881910 $0.882889 $1.006895 $1.022173	14,776.482 15,080.612 15,366.614 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.282112 $1.238625 $1.284035 $1.206046 $1.147427 $1.081585 $0.941891 $1.000000	$1.278520 $1.282112 $1.238625 $1.284035 $1.206046 $1.147427 $1.081585 $0.941891	154,727.574 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.039659 $1.013728 $1.129719 $1.071330 $1.000000	$1.001840 $1.039659 $1.013728 $1.129719 $1.071330	0.000 0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.091753 $0.124279 $0.228220 $0.325987 $0.410487 $0.564963 $1.000000	$0.084371 $0.091753 $0.124279 $0.228220 $0.325987 $0.410487 $0.564963	779,825.027 0.000 0.000 39,740.609 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.138913 $1.108058 $1.043163 $0.984783 $1.000000	$1.103202 $1.138913 $1.108058 $1.043163 $0.984783	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.174609 $1.142683 $1.036604 $0.964888 $1.000000	$1.115445 $1.174609 $1.142683 $1.036604 $0.964888	155,945.272 155,921.680 158,074.013 14,931.212 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.203929 $1.175647 $1.017152 $0.924105 $1.000000	$1.116329 $1.203929 $1.175647 $1.017152 $0.924105	0.000 3,433.335 3,488.974 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.594990 $1.527907 $1.129814 $0.978548 $1.013289 $0.783198 $0.551255 $1.000000	$1.542578 $1.594990 $1.527907 $1.129814 $0.978548 $1.013289 $0.783198 $0.551255	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$2.038213 $1.928226 $1.349099 $1.175493 $1.165155 $0.873703 $0.634955 $1.000000	$2.071247 $2.038213 $1.928226 $1.349099 $1.175493 $1.165155 $0.873703 $0.634955	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.632465 $1.496000 $1.132956 $0.975036 $1.005617 $0.850591 $0.589642 $1.000000	$1.594027 $1.632465 $1.496000 $1.132956 $0.975036 $1.005617 $0.850591 $0.589642	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$0.928225 $0.986806 $0.799971 $0.690710 $0.812342 $0.754840 $0.604435 $1.000000	$0.932981 $0.928225 $0.986806 $0.799971 $0.690710 $0.812342 $0.754840 $0.604435	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.319324 $1.196978 $0.910848 $0.811329 $0.849521 $0.726859 $0.567108 $1.000000	$1.398478 $1.319324 $1.196978 $0.910848 $0.811329 $0.849521 $0.726859 $0.567108	73,864.285 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Equity Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.573063 $1.396957 $1.065307 $0.926879 $0.916555 $0.803983 $0.640928 $1.000000	$1.580337 $1.573063 $1.396957 $1.065307 $0.926879 $0.916555 $0.803983 $0.640928	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Equity Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.570117 $1.397121 $1.067547 $0.930688 $1.000000	$1.574260 $1.570117 $1.397121 $1.067547 $0.930688	0.000 0.000 0.000 0.000 0.000
International Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.028500 $1.103550 $0.902496 $0.757255 $0.882799 $0.768948 $0.542843 $1.000000	$1.012497 $1.028500 $1.103550 $0.902496 $0.757255 $0.882799 $0.768948 $0.542843	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.062358 $1.142143 $0.935908 $0.786845 $1.000000	$1.043764 $1.062358 $1.142143 $0.935908 $0.786845	0.000 0.000 0.000 0.000 0.000
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.677044 $1.488156 $1.111738 $0.967636 $0.995639 $0.800508 $0.574837 $1.000000	$1.639866 $1.677044 $1.488156 $1.111738 $0.967636 $0.995639 $0.800508 $0.574837	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.513098 $1.345347 $1.007051 $0.878260 $1.000000	$1.476619 $1.513098 $1.345347 $1.007051 $0.878260	67,257.630 0.000 0.000 0.000 0.000
REIT Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.503102 $1.164496 $1.147070 $0.984415 $0.915064 $0.719196 $0.561354 $1.000000	$1.524331 $1.503102 $1.164496 $1.147070 $0.984415 $0.915064 $0.719196 $0.561354	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.450628 $1.126079 $1.111425 $0.955716 $1.000000	$1.468202 $1.450628 $1.126079 $1.111425 $0.955716	0.000 0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.184335 $1.173214 $1.170033 $1.129555 $1.116067 $1.069193 $0.946559 $1.000000	$1.188149 $1.184335 $1.173214 $1.170033 $1.129555 $1.116067 $1.069193 $0.946559	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.041353 $1.033567 $1.032774 $0.999042 $1.000000	$1.042629 $1.041353 $1.033567 $1.032774 $0.999042	0.000 0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.278636 $1.217148 $1.255635 $1.216761 $1.139289 $1.078307 $1.025984 $1.000000	$1.272715 $1.278636 $1.217148 $1.255635 $1.216761 $1.139289 $1.078307 $1.025984	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.099682 $1.048874 $1.084179 $1.052713 $1.000000	$1.092431 $1.099682 $1.048874 $1.084179 $1.052713	0.000 0.000 0.000 0.000 0.000
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.167449 $1.230998 $1.014040 $0.840871 $0.992741 $0.801058 $0.539090 $1.000000	$1.159306 $1.167449 $1.230998 $1.014040 $0.840871 $0.992741 $0.801058 $0.539090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.640673 $1.578281 $1.189431 $0.999029 $1.043449 $0.852666 $0.604294 $1.000000	$1.617728 $1.640673 $1.578281 $1.189431 $0.999029 $1.043449 $0.852666 $0.604294	60,860.284 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.805673 $1.700989 $1.476096 $1.313728 $1.367316 $1.250827 $1.014113 $1.000000	$1.812728 $1.805673 $1.700989 $1.476096 $1.313728 $1.367316 $1.250827 $1.014113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.657360 $1.588236 $1.296884 $1.127379 $1.124056 $1.009099 $0.989803	$1.663917 $1.657360 $1.588236 $1.296884 $1.127379 $1.124056 $1.009099	136,800.257 144,822.092 150,361.457 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.160276 $1.113123 $1.149048 $1.101406 $1.048415 $0.994798 $1.000924	$1.151943 $1.160276 $1.113123 $1.149048 $1.101406 $1.048415 $0.994798	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.806008 $1.681039 $1.305015 $1.118090 $1.179699 $1.003954 $0.986506	$1.910758 $1.806008 $1.681039 $1.305015 $1.118090 $1.179699 $1.003954	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.822765 $1.664030 $1.258930 $1.082365 $1.113552 $1.009347 $0.986827	$1.830972 $1.822765 $1.664030 $1.258930 $1.082365 $1.113552 $1.009347	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.202723 $1.247858 $1.036163 $0.887632 $1.042015 $0.981444 $0.982937	$1.136909 $1.202723 $1.247858 $1.036163 $0.887632 $1.042015 $0.981444	0.000 0.000 0.000 0.000 0.000 0.000 0.000
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.514706 $1.386408 $1.170432 $1.026532 $1.074828 $0.919147 $0.669150 $1.000000	$1.509595 $1.514706 $1.386408 $1.170432 $1.026532 $1.074828 $0.919147 $0.669150	686,182.901 711,175.885 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.596915 $1.436515 $1.101843 $0.953124 $0.984652 $0.845901 $0.627680 $1.099556 $1.000000	$1.596456 $1.596915 $1.436515 $1.101843 $0.953124 $0.984652 $0.845901 $0.627680 $1.099556	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.263396 $1.170221 $0.919578 $0.789420 $0.787286 $0.688503 $0.532477 $0.935062 $1.000000	$1.204878 $1.263396 $1.170221 $0.919578 $0.789420 $0.787286 $0.688503 $0.532477 $0.935062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.646868 $1.490058 $1.100578 $0.966374 $0.971150 $0.787570 $0.618211 $1.178363 $1.000000	$1.752754 $1.646868 $1.490058 $1.100578 $0.966374 $0.971150 $0.787570 $0.618211 $1.178363	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.628788 $1.543185 $1.140705 $1.000360 $1.126951 $0.880840 $0.633185 $1.052946 $1.000000	$1.594992 $1.628788 $1.543185 $1.140705 $1.000360 $1.126951 $0.880840 $0.633185 $1.052946	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.384052 $1.305067 $1.007098 $0.796804 $0.879862 $0.699662 $0.447098 $0.921890 $1.000000	$1.333366 $1.384052 $1.305067 $1.007098 $0.796804 $0.879862 $0.699662 $0.447098 $0.921890	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.944427 $1.908457 $1.556165 $1.362721 $1.397642 $1.278599 $0.991405 $1.000000	$1.807745 $1.944427 $1.908457 $1.556165 $1.362721 $1.397642 $1.278599 $0.991405	111,220.297 117,817.513 122,369.789 131,243.173 132,578.059 142,770.865 144,224.699 0.000
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.376663 $1.321992 $1.163531 $1.045904 $1.089039 $1.004735 $0.988835	$1.346070 $1.376663 $1.321992 $1.163531 $1.045904 $1.089039 $1.004735	0.000 0.000 0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.827470 $0.884996 $0.890905 $0.768241 $0.996986 $0.864436 $0.536582 $1.282259 $1.000000	$0.687624 $0.827470 $0.884996 $0.890905 $0.768241 $0.996986 $0.864436 $0.536582 $1.282259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.192223 $1.137326 $1.068529 $1.013786 $1.002686 $0.923882 $0.708576 $1.130342 $1.000000	$1.183038 $1.192223 $1.137326 $1.068529 $1.013786 $1.002686 $0.923882 $0.708576 $1.130342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.239595 $1.184812 $1.116229 $1.062497 $1.052401 $1.000000	$1.225816 $1.239595 $1.184812 $1.116229 $1.062497 $1.052401	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.557486 $1.508396 $1.424968 $1.222645 $1.175132 $1.052465 $0.719816 $0.969072 $1.000000	$1.481350 $1.557486 $1.508396 $1.424968 $1.222645 $1.175132 $1.052465 $0.719816 $0.969072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.997660 $1.004595 $1.011541 $1.018568 $1.025542 $1.032701 $1.039860 $1.024984 $1.000000	$0.990741 $0.997660 $1.004595 $1.011541 $1.018568 $1.025542 $1.032701 $1.039860 $1.024984	0.000 0.000 0.000 0.000 0.000 0.000 0.000 135,671.011 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.339633 $1.288997 $1.327696 $1.271640 $1.190003 $1.147783 $1.106397 $1.034870 $1.000000	$1.331637 $1.339633 $1.288997 $1.327696 $1.271640 $1.190003 $1.147783 $1.106397 $1.034870	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.243609 $1.199286 $1.238485 $1.189345 $1.116318 $1.078584 $1.042385 $1.000000	$1.232800 $1.243609 $1.199286 $1.238485 $1.189345 $1.116318 $1.078584 $1.042385	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.264428 $1.248937 $1.152867 $1.083048 $1.065497 $0.987019 $0.795759 $1.019557 $1.000000	$1.228710 $1.264428 $1.248937 $1.152867 $1.083048 $1.065497 $0.987019 $0.795759 $1.019557	0.000 0.000 0.000 936,374.925 1,030,995.158 592,354.983 385,408.263 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.168106 $1.148301 $0.914901 $0.819759 $0.875343 $0.768853 $0.597659 $0.999039 $1.000000	$1.135427 $1.168106 $1.148301 $0.914901 $0.819759 $0.875343 $0.768853 $0.597659 $0.999039	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271680 $1.248015 $1.109888 $1.024366 $1.028516 $0.940389 $0.750386 $1.023845 $1.000000	$1.231557 $1.271680 $1.248015 $1.109888 $1.024366 $1.028516 $0.940389 $0.750386 $1.023845	0.000 0.000 887,807.396 1,582,944.700 1,710,719.993 2,300,337.191 2,388,184.355 2,717,102.903 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.222511 $1.201662 $1.016502 $0.927444 $0.955673 $0.856166 $0.674239 $1.012225 $1.000000	$1.183432 $1.222511 $1.201662 $1.016502 $0.927444 $0.955673 $0.856166 $0.674239 $1.012225	0.000 0.000 385,722.547 402,150.078 408,446.107 428,529.026 725,709.957 1,684,192.012 2,171,089.160
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.794208 $1.610737 $1.245373 $1.122535 $1.100287 $1.003205 $0.984671	$1.717689 $1.794208 $1.610737 $1.245373 $1.122535 $1.100287 $1.003205	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.571396 $1.556612 $1.371180 $1.256814 $1.317268 $1.209558 $1.000000	$1.541323 $1.571396 $1.556612 $1.371180 $1.256814 $1.317268 $1.209558	0.000 0.000 0.000 0.000 0.000 0.000 0.000
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.756063 $1.683016 $1.508566 $1.380893 $1.340364 $1.213336 $1.000000	$1.741682 $1.756063 $1.683016 $1.508566 $1.380893 $1.340364 $1.213336	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.025874 $0.909663 $0.881685 $0.708882 $0.757274 $0.659284 $0.497608 $0.869656 $1.000000	$1.012619 $1.025874 $0.909663 $0.881685 $0.708882 $0.757274 $0.659284 $0.497608 $0.869656	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.024769 $1.040141 $0.931334 $0.833810 $0.908061 $0.829464 $0.645855 $1.021286 $1.000000	$0.998459 $1.024769 $1.040141 $0.931334 $0.833810 $0.908061 $0.829464 $0.645855 $1.021286	208,071.212 267,596.937 287,808.985 272,751.526 276,318.766 293,236.294 371,663.406 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.265132 $1.181483 $0.999638 $0.894818 $1.010293 $0.986760 $0.986597	$1.257872 $1.265132 $1.181483 $0.999638 $0.894818 $1.010293 $0.986760	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.709278 $1.720977 $1.245512 $1.149856 $1.241163 $0.933406 $0.585405 $1.097574 $1.000000	$1.611990 $1.709278 $1.720977 $1.245512 $1.149856 $1.241163 $0.933406 $0.585405 $1.097574	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.791456 $1.640635 $1.199775 $1.043642 $1.057582 $1.000000	$1.981848 $1.791456 $1.640635 $1.199775 $1.043642 $1.057582	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.107367 $1.060978 $1.091642 $1.049428 $1.000000	$1.103358 $1.107367 $1.060978 $1.091642 $1.049428	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.526124 $1.345891 $1.022747 $0.885206 $0.884848 $0.773642 $0.601173 $0.966307 $1.000000	$1.514398 $1.526124 $1.345891 $1.022747 $0.885206 $0.884848 $0.773642 $0.601173 $0.966307	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.260255 $1.979416 $1.516185 $1.269879 $1.257004 $1.030608 $0.985180	$2.178586 $2.260255 $1.979416 $1.516185 $1.269879 $1.257004 $1.030608	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.178081 $1.116222 $1.067554 $1.000354 $1.000000	$1.165193 $1.178081 $1.116222 $1.067554 $1.000354	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.303139 $1.255155 $1.134269 $1.053766 $1.045789 $0.951393 $0.822151 $1.000000	$1.271191 $1.303139 $1.255155 $1.134269 $1.053766 $1.045789 $0.951393 $0.822151	0.000 0.000 1,508,416.911 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.313620 $1.256936 $1.177767 $1.112427 $1.085740 $0.999179 $0.999981	$1.295521 $1.313620 $1.256936 $1.177767 $1.112427 $1.085740 $0.999179	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.319323 $1.277819 $1.083308 $0.977925 $0.996044 $0.887592 $0.725598 $1.000000	$1.264107 $1.319323 $1.277819 $1.083308 $0.977925 $0.996044 $0.887592 $0.725598	0.000 0.000 0.000 186,453.146 188,349.544 202,830.142 204,895.597 0.000
TA Multi-Managed Balanced - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.692553 $1.538112 $1.311577 $1.173334 $1.135694 $1.000000	$1.684373 $1.692553 $1.538112 $1.311577 $1.173334 $1.135694	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.617714 $1.474277 $1.260751 $1.129589 $1.096357 $0.891182 $0.712587 $1.064259 $1.000000	$1.605458 $1.617714 $1.474277 $1.260751 $1.129589 $1.096357 $0.891182 $0.712587 $1.064259	547,840.573 1,259,462.948 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.120450 $1.046346 $0.942069 $0.939461 $0.979405 $1.021624 $0.998184	$1.084329 $1.120450 $1.046346 $0.942069 $0.939461 $0.979405 $1.021624	0.000 0.000 0.000 0.000 0.000 0.000 0.000
32

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.068722 $0.989853 $0.921622 $0.914164 $0.994755 $1.023373 $0.997290	$1.039247 $1.068722 $0.989853 $0.921622 $0.914164 $0.994755 $1.023373	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.084160 $1.026137 $0.884651 $0.884752 $1.008026 $1.022292 $0.996422	$1.039417 $1.084160 $1.026137 $0.884651 $0.884752 $1.008026 $1.022292	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.431352 $1.377007 $1.422875 $1.332303 $1.262462 $1.185978 $1.029243 $1.066239 $1.000000	$1.431217 $1.431352 $1.377007 $1.422875 $1.332303 $1.262462 $1.185978 $1.029243 $1.066239	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.271700 $1.227348 $1.271082 $1.192685 $1.133586 $1.067483 $0.928679 $1.000000	$1.269394 $1.271700 $1.227348 $1.271082 $1.192685 $1.133586 $1.067483 $0.928679	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.043437 $1.016410 $1.131580 $1.072037 $1.000000	$1.006480 $1.043437 $1.016410 $1.131580 $1.072037	0.000 0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.092275 $0.124856 $0.229051 $0.326858 $0.411167 $0.565343 $1.000000	$0.084926 $0.092275 $0.124856 $0.229051 $0.326858 $0.411167 $0.565343	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.143083 $1.111016 $1.044901 $0.985433 $1.000000	$1.108347 $1.143083 $1.111016 $1.044901 $0.985433	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.178914 $1.145731 $1.038337 $0.965527 $1.000000	$1.120645 $1.178914 $1.145731 $1.038337 $0.965527	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.208324 $1.178761 $1.018835 $0.924710 $1.000000	$1.121522 $1.208324 $1.178761 $1.018835 $0.924710	0.000 0.000 0.000 0.000 0.000
33

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.945913 $1.862223 $1.375647 $1.190288 $1.231323 $0.950775 $0.668538 $1.000000	$1.883841 $1.945913 $1.862223 $1.375647 $1.190288 $1.231323 $0.950775 $0.668538	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.067136 $1.953648 $1.365530 $1.188626 $1.177006 $0.881716 $0.640139 $1.011225 $1.000000	$2.102723 $2.067136 $1.953648 $1.365530 $1.188626 $1.177006 $0.881716 $0.640139 $1.011225	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.608349 $1.472432 $1.113998 $0.957764 $0.986818 $0.833859 $0.577471 $1.004060 $1.000000	$1.572039 $1.608349 $1.472432 $1.113998 $0.957764 $0.986818 $0.833859 $0.577471 $1.004060	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.981798 $1.042724 $0.844455 $0.728383 $0.855799 $0.794429 $0.635495 $1.046243 $1.000000	$0.987802 $0.981798 $1.042724 $0.844455 $0.728383 $0.855799 $0.794429 $0.635495 $1.046243	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.392672 $1.262266 $0.959579 $0.853882 $0.893177 $0.763459 $0.595073 $1.109837 $1.000000	$1.477689 $1.392672 $1.262266 $0.959579 $0.853882 $0.893177 $0.763459 $0.595073 $1.109837	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Equity Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.521363 $1.349720 $1.028256 $0.893756 $0.882927 $0.773723 $0.616188 $0.983940 $1.000000	$1.529923 $1.521363 $1.349720 $1.028256 $0.893756 $0.882927 $0.773723 $0.616188 $0.983940	40,818.442 112,428.398 0.000 0.000 0.000 0.000 0.000 0.000 0.000
34

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.107126 $1.186737 $0.969560 $0.812709 $0.946526 $0.823642 $0.580881 $1.061972 $1.000000	$1.090984 $1.107126 $1.186737 $0.969560 $0.812709 $0.946526 $0.823642 $0.580881 $1.061972	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.625226 $1.440754 $1.075255 $0.934949 $0.961055 $0.771942 $0.553772 $0.958451 $1.000000	$1.590770 $1.625226 $1.440754 $1.075255 $0.934949 $0.961055 $0.771942 $0.553772 $0.958451	19,206.446 52,952.555 0.000 0.000 0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.357513 $1.050663 $1.033903 $0.886413 $0.823150 $0.646315 $0.503985 $0.808781 $1.000000	$1.378059 $1.357513 $1.050663 $1.033903 $0.886413 $0.823150 $0.646315 $0.503985 $0.808781	11,320.096 31,117.503 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.247787 $1.234837 $1.230275 $1.186515 $1.171182 $1.120877 $0.991325 $1.034001 $1.000000	$1.253055 $1.247787 $1.234837 $1.230275 $1.186515 $1.171182 $1.120877 $0.991325 $1.034001	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.369547 $1.302395 $1.342243 $1.299401 $1.215465 $1.149263 $1.092413 $1.045418 $1.000000	$1.364566 $1.369547 $1.302395 $1.342243 $1.299401 $1.215465 $1.149263 $1.092413 $1.045418	33,086.647 90,879.720 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.232043 $1.297822 $1.068021 $0.884752 $1.043512 $0.841200 $0.565553 $1.046943 $1.000000	$1.224660 $1.232043 $1.297822 $1.068021 $0.884752 $1.043512 $0.841200 $0.565553 $1.046943	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
35

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.577268 $1.515783 $1.141196 $0.957559 $0.999149 $0.815656 $0.577508 $0.964218 $1.000000	$1.556765 $1.577268 $1.515783 $1.141196 $0.957559 $0.999149 $0.815656 $0.577508 $0.964218	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.811182 $1.705338 $1.479135 $1.315774 $1.368756 $1.251522 $1.014181 $1.000000	$1.819146 $1.811182 $1.705338 $1.479135 $1.315774 $1.368756 $1.251522 $1.014181	81.217 83.610 86.059 88.598 91.280 26,373.123 96.575 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.661594 $1.591508 $1.298908 $1.128573 $1.124690 $1.009161 $0.989805	$1.668986 $1.661594 $1.591508 $1.298908 $1.128573 $1.124690 $1.009161	54,976.442 57,588.172 62,077.081 51,319.071 60,117.552 33,853.628 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.163222 $1.115393 $1.150833 $1.102584 $1.049004 $0.994860 $1.000926	$1.155441 $1.163222 $1.115393 $1.150833 $1.102584 $1.049004 $0.994860	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.810609 $1.684479 $1.307027 $1.119262 $1.180363 $1.004013 $0.986508	$1.916571 $1.810609 $1.684479 $1.307027 $1.119262 $1.180363 $1.004013	0.000 0.000 0.000 0.000 59,154.236 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.827440 $1.667467 $1.260900 $1.083511 $1.114173 $1.009410 $0.986829	$1.836582 $1.827440 $1.667467 $1.260900 $1.083511 $1.114173 $1.009410	0.000 0.000 0.000 0.000 11,177.518 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.205798 $1.250424 $1.037779 $0.888575 $1.042596 $0.981498 $0.982938	$1.140394 $1.205798 $1.250424 $1.037779 $0.888575 $1.042596 $0.981498	51,506.055 51,506.055 63,728.144 121,273.190 128,492.834 0.000 0.000
36

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.488115 $1.361395 $1.148737 $1.006993 $1.053838 $0.900751 $0.655426 $1.000000	$1.483842 $1.488115 $1.361395 $1.148737 $1.006993 $1.053838 $0.900751 $0.655426	203.931 209.947 216.112 222.493 229.239 134.138 39,858.839 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.516550 $1.363551 $1.045357 $0.903813 $0.933235 $0.801341 $0.594317 $1.000000	$1.516865 $1.516550 $1.363551 $1.045357 $0.903813 $0.933235 $0.801341 $0.594317	16,097.817 39,512.327 74,052.229 26,818.679 26,818.679 26,818.679 59,469.041 0.000
Fidelity VIP Equity-Income Portfolio—Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.382888 $1.280264 $1.005539 $0.862782 $0.860025 $0.751733 $0.581084 $1.000000	$1.319491 $1.382888 $1.280264 $1.005539 $0.862782 $0.860025 $0.751733 $0.581084	27,649.630 38,479.185 39,040.110 39,614.749 52,216.071 14,014.989 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.484567 $1.342530 $0.991116 $0.869823 $0.873711 $0.708192 $0.555637 $1.000000	$1.580798 $1.484567 $1.342530 $0.991116 $0.869823 $0.873711 $0.708192 $0.555637	4,422.611 4,422.611 4,422.611 4,422.611 4,422.611 4,422.611 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.568961 $1.485755 $1.097714 $0.962183 $1.083409 $0.846393 $0.608121 $1.000000	$1.537172 $1.568961 $1.485755 $1.097714 $0.962183 $1.083409 $0.846393 $0.608121	0.000 0.000 0.000 0.000 0.000 0.000 15,185.352 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.556857 $1.467282 $1.131720 $0.894952 $0.987745 $0.785069 $0.501421 $1.000000	$1.500586 $1.556857 $1.467282 $1.131720 $0.894952 $0.987745 $0.785069 $0.501421	2,769.665 3,956.664 3,956.664 3,956.664 3,956.664 6,354.319 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.950383 $1.913345 $1.559376 $1.364851 $1.399127 $1.279320 $0.991473 $1.000000	$1.814175 $1.950383 $1.913345 $1.559376 $1.364851 $1.399127 $1.279320 $0.991473	81.316 83.710 1,592.862 1,616.092 1,642.871 13,955.116 1,692.259 0.000
37

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.380151 $1.324678 $1.165315 $1.046993 $1.089646 $1.004794 $0.988837	$1.350142 $1.380151 $1.324678 $1.165315 $1.046993 $1.089646 $1.004794	0.000 0.000 0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.658806 $0.704264 $0.708615 $0.610740 $0.792195 $0.686529 $0.426071 $1.000000	$0.547736 $0.658806 $0.704264 $0.708615 $0.610740 $0.792195 $0.686529 $0.426071	12,200.680 15,715.622 15,900.621 16,550.428 17,626.542 26,517.989 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.068775 $1.019054 $0.956939 $0.907453 $0.897062 $0.826153 $0.633313 $1.000000	$1.061068 $1.068775 $1.019054 $0.956939 $0.907453 $0.897062 $0.826153 $0.633313	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.242293 $1.186801 $1.117547 $1.063226 $1.052593 $1.000000	$1.229100 $1.242293 $1.186801 $1.117547 $1.063226 $1.052593	10,050.635 10,249.040 10,451.349 10,657.654 10,875.658 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.589574 $1.538711 $1.452864 $1.245953 $1.196943 $1.071452 $0.732445 $1.000000	$1.512625 $1.589574 $1.538711 $1.452864 $1.245953 $1.196943 $1.071452 $0.732445	3,739.397 3,739.397 100,760.161 100,760.161 118,961.456 139,023.050 368,235.143 57,205.630
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.968984 $0.975195 $0.981453 $0.987752 $0.994011 $1.000520 $1.006952 $1.000000	$0.962779 $0.968984 $0.975195 $0.981453 $0.987752 $0.994011 $1.000520 $1.006952	255,363.225 258,545.112 325,767.387 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.253560 $1.208286 $1.247149 $1.197066 $1.123012 $1.084503 $1.047571 $1.000000	$1.243283 $1.253560 $1.208286 $1.247149 $1.197066 $1.123012 $1.084503 $1.047571	32,656.903 32,656.903 32,656.903 31,294.071 31,294.071 40,020.934 47,544.314 31,294.071
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.253560 $1.208286 $1.247149 $1.197066 $1.123012 $1.084503 $1.047571 $1.000000	$1.243283 $1.253560 $1.208286 $1.247149 $1.197066 $1.123012 $1.084503 $1.047571	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
38

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.234620 $1.218898 $1.124579 $1.055948 $1.038325 $0.961377 $0.774700 $1.000000	$1.200347 $1.234620 $1.218898 $1.124579 $1.055948 $1.038325 $0.961377 $0.774700	101.807 104.805 107.876 111.057 114.415 212,291.032 159,758.500 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.191918 $1.171115 $0.932621 $0.835222 $0.891409 $0.782579 $0.608031 $1.000000	$1.159151 $1.191918 $1.171115 $0.932621 $0.835222 $0.891409 $0.782579 $0.608031	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.250441 $1.226560 $1.090268 $1.005764 $1.009345 $0.922402 $0.735672 $1.000000	$1.211597 $1.250441 $1.226560 $1.090268 $1.005764 $1.009345 $0.922402 $0.735672	0.000 0.000 0.000 496,301.689 715,882.292 589,226.710 706,792.244 514,329.800
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.228128 $1.206574 $1.020159 $0.930318 $0.958158 $0.857969 $0.675336 $1.000000	$1.189462 $1.228128 $1.206574 $1.020159 $0.930318 $0.958158 $0.857969 $0.675336	1,289,993.782 1,333,901.949 1,298,456.772 1,330,139.186 1,138,915.963 289,012.521 292,974.849 74,112.100
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.798734 $1.614007 $1.247293 $1.123715 $1.100893 $1.003266 $0.984672	$1.722885 $1.798734 $1.614007 $1.247293 $1.123715 $1.100893 $1.003266	65,131.247 80,254.143 137,372.210 167,774.568 207,929.631 194,773.841 12,731.807
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.575819 $1.560218 $1.373674 $1.258472 $1.318349 $1.209948 $1.000000	$1.546435 $1.575819 $1.560218 $1.373674 $1.258472 $1.318349 $1.209948	113,716.725 115,493.805 117,427.188 105,107.593 48,871.016 30,825.056 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.760979 $1.686902 $1.511301 $1.382706 $1.341473 $1.213738 $1.000000	$1.747436 $1.760979 $1.686902 $1.511301 $1.382706 $1.341473 $1.213738	103,525.680 131,541.835 16,040.421 16,357.057 16,691.671 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.159550 $1.027694 $0.995584 $0.800047 $0.854238 $0.743331 $0.560765 $1.000000	$1.145136 $1.159550 $1.027694 $0.995584 $0.800047 $0.854238 $0.743331 $0.560765	0.000 0.000 0.000 0.000 0.000 0.000 18,525.298 0.000
39

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$1.002174 $1.016698 $0.909895 $0.814215 $0.886273 $0.809156 $0.629732 $1.000000	$0.976925 $1.002174 $1.016698 $0.909895 $0.814215 $0.886273 $0.809156 $0.629732	124.553 128.229 131.993 67,684.087 103,164.134 100,117.235 122,644.583 105,089.846
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.268374 $1.183920 $1.001199 $0.895772 $1.010864 $0.986818 $0.986598	$1.261726 $1.268374 $1.183920 $1.001199 $0.895772 $1.010864 $0.986818	0.000 0.000 0.000 0.000 1,889.699 1,889.699 0.000
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.570252 $1.580227 $1.143074 $1.054756 $1.137950 $0.855368 $0.536201 $1.000000	$1.481614 $1.570252 $1.580227 $1.143074 $1.054756 $1.137950 $0.855368 $0.536201	0.000 0.000 0.000 0.000 2,006.437 6,196.789 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.795610 $1.643623 $1.201360 $1.044508 $1.057942 $1.000000	$1.987433 $1.795610 $1.643623 $1.201360 $1.044508 $1.057942	0.000 6,015.366 6,015.366 25,678.153 93,221.925 108,627.922
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.109382 $1.062372 $1.092547 $1.049771 $1.000000	$1.105911 $1.109382 $1.062372 $1.092547 $1.049771	0.000 0.000 0.000 20,458.101 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.627450 $1.434532 $1.089561 $0.942558 $0.941710 $0.822947 $0.639160 $1.000000	$1.615746 $1.627450 $1.434532 $1.089561 $0.942558 $0.941710 $0.822947 $0.639160	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.265997 $1.983462 $1.518523 $1.271208 $1.257698 $1.030665 $0.985181	$2.185203 $2.265997 $1.983462 $1.518523 $1.271208 $1.257698 $1.030665	34,790.170 39,707.041 34,798.428 3,817.159 3,817.159 5,667.198 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.180230 $1.117708 $1.068434 $1.000675 $1.000000	$1.167902 $1.180230 $1.117708 $1.068434 $1.000675	0.000 0.000 0.000 0.000 0.000
40

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.296199 $1.247854 $1.127111 $1.046600 $1.038172 $0.943997 $0.815354 $1.000000	$1.265039 $1.296199 $1.247854 $1.127111 $1.046600 $1.038172 $0.943997 $0.815354	97,670.884 104,047.356 333,775.014 425,442.064 406,725.867 190,040.385 58,680.521 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.316983 $1.259520 $1.179594 $1.113603 $1.086339 $0.999236 $0.999982	$1.299477 $1.316983 $1.259520 $1.179594 $1.113603 $1.086339 $0.999236	66,754.687 70,581.151 71,181.575 52,617.628 53,270.014 31,803.132 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.309697 $1.267860 $1.074332 $0.969341 $0.986824 $0.878940 $0.718174 $1.000000	$1.255519 $1.309697 $1.267860 $1.074332 $0.969341 $0.986824 $0.878940 $0.718174	450,227.859 641,338.285 361,978.553 357,305.058 333,591.332 66,935.201 735,866.893 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.558830 $1.419906 $1.213661 $1.086859 $1.054361 $0.856624 $0.684617 $1.000000	$1.547784 $1.558830 $1.419906 $1.213661 $1.086859 $1.054361 $0.856624 $0.684617	10,396.161 10,604.449 10,816.910 11,033.714 12,836.910 273.326 14,724.326 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.123279 $1.048479 $0.943518 $0.940443 $0.979947 $1.021682 $0.998185	$1.087609 $1.123279 $1.048479 $0.943518 $0.940443 $0.979947 $1.021682	0.000 0.000 0.000 98,537.133 99,528.671 100,530.197 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.071436 $0.991877 $0.923049 $0.915117 $0.995303 $1.023436 $0.997292	$1.042414 $1.071436 $0.991877 $0.923049 $0.915117 $0.995303 $1.023436	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086901 $1.028218 $0.886006 $0.885677 $1.008578 $1.022354 $0.996424	$1.042562 $1.086901 $1.028218 $0.886006 $0.885677 $1.008578 $1.022354	0.000 0.000 0.000 0.000 0.000 163,675.331 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.294800 $1.249024 $1.292890 $1.212549 $1.151898 $1.084198 $0.942760 $1.000000	$1.293111 $1.294800 $1.249024 $1.292890 $1.212549 $1.151898 $1.084198 $0.942760	399,224.046 400,941.595 712,932.478 879,447.981 915,475.182 1,073,002.743 722,368.577 750,289.783
41

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.045353 $1.017763 $1.132519 $1.072385 $1.000000	$1.008821 $1.045353 $1.017763 $1.132519 $1.072385	45,449.607 52,129.258 45,449.607 801,714 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.092522 $0.125143 $0.229467 $0.327283 $0.411510 $0.565529 $1.000000	$0.085217 $0.092522 $0.125143 $0.229467 $0.327283 $0.411510 $0.565529	111,545.838 0.000 0.000 209,275.615 192,747.504 38,612.050 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.145133 $1.112458 $1.045752 $0.985754 $1.000000	$1.110893 $1.145133 $1.112458 $1.045752 $0.985754	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.181036 $1.147222 $1.039180 $0.965831 $1.000000	$1.123227 $1.181036 $1.147222 $1.039180 $0.965831	0.000 0.000 0.000 10,923.376 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.210518 $1.180321 $1.019684 $0.925012 $1.000000	$1.124109 $1.210518 $1.180321 $1.019684 $0.925012	7,932.596 11,661.075 11,832.697 10,845.386 9,089.015
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.610764 $1.540730 $1.137601 $0.983828 $1.017238 $0.785080 $0.551765 $1.000000	$1.560151 $1.610764 $1.540730 $1.137601 $0.983828 $1.017238 $0.785080 $0.551765	37,892.446 37,908.481 87,449.265 2,968.415 2,968.415 2,968.415 16,811.118 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$2.058434 $1.944459 $1.358428 $1.181855 $1.169715 $0.875816 $0.635547 $1.000000	$2.094912 $2.058434 $1.944459 $1.358428 $1.181855 $1.169715 $0.875816 $0.635547	21,732.117 32,641.279 38,698.470 30,254.245 36,091.239 19,098.603 27,440.705 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.648678 $1.508605 $1.140799 $0.980320 $1.009560 $0.852656 $0.590190 $1.000000	$1.612252 $1.648678 $1.508605 $1.140799 $0.980320 $1.009560 $0.852656 $0.590190	0.000 0.000 0.000 0.000 1,695.968 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$0.937422 $0.995106 $0.805494 $0.694432 $0.815510 $0.756659 $0.604988 $1.000000	$0.943633 $0.937422 $0.995106 $0.805494 $0.694432 $0.815510 $0.756659 $0.604988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
42

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.332470 $1.207106 $0.917184 $0.815744 $0.852867 $0.728626 $0.567633 $1.000000	$1.414515 $1.332470 $1.207106 $0.917184 $0.815744 $0.852867 $0.728626 $0.567633	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Equity Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.588691 $1.408746 $1.072696 $0.931913 $0.920162 $0.805936 $0.641520 $1.000000	$1.598422 $1.588691 $1.408746 $1.072696 $0.931913 $0.920162 $0.805936 $0.641520	40,918.474 58,763.068 120,882.904 124,732.272 177,861.428 145,110.267 64,100.828 0.000
International Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.038669 $1.112799 $0.908706 $0.761327 $0.886244 $0.770809 $0.543343 $1.000000	$1.024031 $1.038669 $1.112799 $0.908706 $0.761327 $0.886244 $0.770809 $0.543343	101,034.582 148,697.287 184,923.426 183,147.061 207,864.197 180,515.196 176,351.108 72,723.940
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.693652 $1.500667 $1.119421 $0.972867 $0.999540 $0.802450 $0.575367 $1.000000	$1.658558 $1.693652 $1.500667 $1.119421 $0.972867 $0.999540 $0.802450 $0.575367	107,875.853 107,875.853 136,707.397 157,303.826 177,274.067 64,833.581 21,754.091 0.000
REIT Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.518096 $1.174367 $1.155064 $0.989790 $0.918686 $0.720968 $0.561882 $1.000000	$1.541833 $1.518096 $1.174367 $1.155064 $0.989790 $0.918686 $0.720968 $0.561882	18,424.721 25,274.470 34,736.691 23,780.571 21,265.944 28,123.147 23,163.091 0.000
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.196149 $1.183113 $1.178141 $1.135675 $1.120424 $1.071765 $0.947427 $1.000000	$1.201823 $1.196149 $1.183113 $1.178141 $1.135675 $1.120424 $1.071765 $0.947427	97,570.069 126,476.526 402,371.786 281,031.428 236,039.023 166,555.694 49,350.212 31,529857
Total Bond Market Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.291280 $1.227368 $1.264293 $1.223323 $1.143735 $1.080911 $1.026931 $1.000000	$1.287217 $1.291280 $1.227368 $1.264293 $1.223323 $1.143735 $1.080911 $1.026931	65,823.319 89,569.593 94,597.351 225,103.694 182,667.531 174,411.783 102,668.921 31,553.387
43

CONDENSED FINANCIAL INFORMATION — (Continued)
Subaccount Account Expense 0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.179026 $1.241353 $1.021036 $0.845407 $0.996607 $0.802981 $0.539589 $1.000000	$1.172539 $1.179026 $1.241353 $1.021036 $0.845407 $0.996607 $0.802981 $0.539589	2,510.783 2,510.783 81,100.851 82,084.420 117,958.605 62,468.216 36,835.290 0.000
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.656934 $1.591548 $1.197650 $1.004424 $1.047526 $0.854732 $0.604861 $1.000000	$1.636203 $1.656934 $1.591548 $1.197650 $1.004424 $1.047526 $0.854732 $0.604861	1,918.370 1,918.370 1,918.370 1,918.370 2,463.741 1,918.370 0.000 0.000

Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.816697 $1.709675 $1.482166 $1.317822 $1.370217 $1.252234 $1.014253 $1.000000	$1.825606 $1.816697 $1.709675 $1.482166 $1.317822 $1.370217 $1.252234 $1.014253	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.665780 $1.594727 $1.300898 $1.129746 $1.125314 $1.009218 $0.989806	$1.674019 $1.665780 $1.594727 $1.300898 $1.129746 $1.125314 $1.009218	29,308.650 29,482.891 30,462.365 31,514.371 30,554.132 33,590.479 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.166190 $1.117689 $1.152623 $1.103735 $1.049583 $0.994913 $1.000927	$1.158954 $1.166190 $1.117689 $1.152623 $1.103735 $1.049583 $0.994913	28,311.659 28,707.740 51,085.830 54,899.749 59,110.999 22,010.280 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.815191 $1.687905 $1.309045 $1.120434 $1.181011 $1.004069 $0.986509	$1.922380 $1.815191 $1.687905 $1.309045 $1.120434 $1.181011 $1.004069	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.832079 $1.670877 $1.262848 $1.084645 $1.114789 $1.009466 $0.986830	$1.842153 $1.832079 $1.670877 $1.262848 $1.084645 $1.114789 $1.009466	19,893.771 20,172.089 30,781.816 36,106.974 43,435.657 0.000 0.000
44

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.208850 $1.252974 $1.039383 $0.889503 $1.043166 $0.981556 $0.982940	$1.143840 $1.208850 $1.252974 $1.039383 $0.889503 $1.043166 $0.981556	59,556.356 43,569.385 44,127.609 63,596.230 70,819.498 29,310.832 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.493003 $1.365180 $1.151359 $1.008793 $1.055201 $0.901474 $0.655632 $1.000000	$1.489445 $1.493003 $1.365180 $1.151359 $1.008793 $1.055201 $0.901474 $0.655632	16,250.818 145,267.676 147,682.201 149,329.011 148,731.903 19,983.932 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.521510 $1.367339 $1.047745 $0.905429 $0.934446 $0.801979 $0.594497 $1.000000	$1.522582 $1.521510 $1.367339 $1.047745 $0.905429 $0.934446 $0.801979 $0.594497	0.000 0.000 0.000 0.000 18,988.262 33,015.703 35,008.388 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.482483 $1.334909 $1.024923 $0.887468 $1.000000	$1.480589 $1.482483 $1.334909 $1.024923 $0.887468	22,820.471 22,988.339 27,915.766 52,822.451 20,815.579
Fidelity VIP Equity-Income Portfolio—Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.387456 $1.283851 $1.007859 $0.864342 $0.861155 $0.752343 $0.581263 $1.000000	$1.324501 $1.387456 $1.283851 $1.007859 $0.864342 $0.861155 $0.752343 $0.581263	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio—Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.461297 $1.354863 $1.065724 $0.915794 $1.000000	$1.392217 $1.461297 $1.354863 $1.065724 $0.915794	24,610.909 24,955.222 25,274.950 45,808.753 46,403.969
Fidelity VIP Growth Portfolio—Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.489475 $1.346311 $0.993419 $0.871410 $0.874856 $0.708773 $0.555808 $1.000000	$1.586812 $1.489475 $1.346311 $0.993419 $0.871410 $0.874856 $0.708773 $0.555808	4,470.276 4,473.968 4,478.178 4,483.390 4,489.099 4,494.708 4,501.446 0.000
Fidelity VIP Growth Portfolio—Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.526885 $1.382868 $1.022419 $0.898643 $1.000000	$1.623437 $1.526885 $1.382868 $1.022419 $0.898643	16,306.544 16,534.682 16,746.523 44,882.819 45,466.010
45

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.574146 $1.489929 $1.100245 $0.963921 $1.084816 $0.847074 $0.608313 $1.000000	$1.543019 $1.574146 $1.489929 $1.100245 $0.963921 $1.084816 $0.847074 $0.608313	3,783.009 3,786.133 3,789.695 3,794.112 3,798.945 3,803.698 3,809.408 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.352812 $1.282981 $0.949302 $0.833331 $1.000000	$1.323432 $1.352812 $1.282981 $0.949302 $0.833331	0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.562021 $1.471415 $1.134344 $0.896570 $0.989041 $0.785703 $0.501576 $1.000000	$1.506319 $1.562021 $1.471415 $1.134344 $0.896570 $0.989041 $0.785703 $0.501576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.434050 $1.353552 $1.045558 $0.828058 $1.000000	$1.380159 $1.434050 $1.353552 $1.045558 $0.828058	20,304.850 20,588.917 20,852.717 20,565.208 27,037.798
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.956350 $1.918253 $1.562607 $1.366990 $1.400629 $1.280056 $0.991545 $1.000000	$1.820632 $1.956350 $1.918253 $1.562607 $1.366990 $1.400629 $1.280056 $0.991545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.383680 $1.327399 $1.167122 $1.048098 $1.090246 $1.004853 $0.988838	$1.354273 $1.383680 $1.327399 $1.167122 $1.048098 $1.090246 $1.004853	27,828.852 28,072.184 15,046.546 15,169.241 15,293.885 15,421.532 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.660992 $0.706246 $0.710252 $0.611849 $0.793237 $0.687094 $0.426071 $1.000000	$0.549825 $0.660992 $0.706246 $0.710252 $0.611849 $0.793237 $0.687094 $0.426071	0.000 0.000 0.000 29,049.441 51,800.303 47,224.358 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.072280 $1.021892 $0.959120 $0.909074 $0.898219 $0.826811 $0.633502 $1.000000	$1.065073 $1.072280 $1.021892 $0.959120 $0.909074 $0.898219 $0.826811 $0.633502	8,635.061 8,635.061 8,635.061 8,635.061 8,635.061 17,124.443 0.000 0.000
46

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.245001 $1.188794 $1.118872 $1.063953 $1.052794 $1.000000	$1.232386 $1.245001 $1.188794 $1.118872 $1.063953 $1.052794	86,237.162 86,889.279 51,605.241 49,909.374 14,371.403 11,584.187
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.594784 $1.542983 $1.456186 $1.248181 $1.198490 $1.072306 $0.732661 $1.000000	$1.518335 $1.594784 $1.542983 $1.456186 $1.248181 $1.198490 $1.072306 $0.732661	178,532.932 188,700.473 198,258.025 61,568.455 88,114.697 26,057.775 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.972165 $0.977982 $0.983822 $0.989694 $0.995529 $1.001421 $1.007263 $1.000000	$0.966378 $0.972165 $0.977982 $0.983822 $0.989694 $0.995529 $1.001421 $1.007263	53,974.541 55,709.128 62,660.653 205,104.022 411,722.483 290,399.027 647,782.844 211,619.105
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.257696 $1.211660 $1.250012 $1.199206 $1.124461 $1.085366 $1.043864 $1.000000	$1.247994 $1.257696 $1.211660 $1.250012 $1.199206 $1.124461 $1.085366 $1.043864	116,173.036 286,340.801 426,344.086 425,094.890 232,526.371 20,398.908 125,864.389 280,956.856
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.257696 $1.211660 $1.250012 $1.199206 $1.124461 $1.085366 $1.047898 $1.000000	$1.247994 $1.257696 $1.211660 $1.250012 $1.199206 $1.124461 $1.085366 $1.047898	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999836	$9.581429	12,824.016
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.238715 $1.222315 $1.127184 $1.057857 $1.039683 $0.962150 $0.774936 $1.000000	$1.204920 $1.238715 $1.222315 $1.127184 $1.057857 $1.039683 $0.962150 $0.774936	0.000 0.000 15,863.037 25,372.795 127,399.385 16,258.355 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.195857 $1.174410 $0.934783 $0.836745 $0.892590 $0.783218 $0.608222 $1.000000	$1.163560 $1.195857 $1.174410 $0.934783 $0.836745 $0.892590 $0.783218 $0.608222	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
47

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.254590 $1.230021 $1.092791 $1.007575 $1.010652 $0.923135 $0.735893 $1.000000	$1.216233 $1.254590 $1.230021 $1.092791 $1.007575 $1.010652 $0.923135 $0.735893	239,230.244 248,961.776 414,443.492 406,685.198 384,661.424 301,917.491 377,139.476 290,312.267
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.232200 $1.209977 $1.022522 $0.932005 $0.959419 $0.858665 $0.675549 $1.000000	$1.193991 $1.232200 $1.209977 $1.022522 $0.932005 $0.959419 $0.858665 $0.675549	784,943.662 668,275.058 530,776.065 934,803.810 522,917.279 175,484.982 226,066.664 28,638.379
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 011 2010 2009	$1.803313 $1.617311 $1.249223 $1.124887 $1.101489 $1.003320 $0.984673	$1.728119 $1.803313 $1.617311 $1.249223 $1.124887 $1.101489 $1.003320	35,105.169 37,391.513 38,741.822 102,800.100 103,770.718 122,857.441 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.580295 $1.563878 $1.376207 $1.260151 $1.319448 $1.210359 $1.000000	$1.551599 $1.580295 $1.563878 $1.376207 $1.260151 $1.319448 $1.210359	134,699.762 230,217.238 217,123.976 658,679.860 845,167.502 420,533.962 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.921207 $9.999508	$9.524342 $9.921207	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.881242 $9.999508	$9.325699 $9.881242	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.765949 $1.690824 $1.514064 $1.384546 $1.342583 $1.214141 $1.000000	$1.753232 $1.765949 $1.690824 $1.514064 $1.384546 $1.342583 $1.214141	204,621.585 240,460.691 81,070.274 82,426.320 62,260.662 49,582.970 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.163351 $1.030555 $0.997866 $0.801486 $0.855352 $0.743928 $0.560939 $1.000000	$1.149456 $1.163351 $1.030555 $0.997866 $0.801486 $0.855352 $0.743928 $0.560939	12,116.038 12,267.075 13,293.781 27,529.951 45,026.974 31,059.356 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$1.005491 $1.019568 $0.911999 $0.815685 $0.887445 $0.809828 $0.629936 $1.000000	$0.980645 $1.005491 $1.019568 $0.911999 $0.815685 $0.887445 $0.809828 $0.629936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
48

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.271600 $1.186340 $1.002740 $0.896694 $1.011412 $0.986878 $0.986599	$1.265559 $1.271600 $1.186340 $1.002740 $0.896694 $1.011412 $0.986878	47,242.304 47,547.347 47,842.290 48,135.003 13,001.033 7,465.058 0.000
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.575394 $1.584607 $1.145679 $1.056634 $1.139408 $0.856038 $0.536368 $1.000000	$1.487209 $1.575394 $1.584607 $1.145679 $1.056634 $1.139408 $0.856038 $0.536368	95,783.110 89,792.911 84,208.497 85,628.756 84,745.455 99,880.174 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.799835 $1.646671 $1.202987 $1.045384 $1.058300 $1.000000	$1.993098 $1.799835 $1.646671 $1.202987 $1.045384 $1.058300	37,052.312 39,230.705 42,660.718 43,807.105 44,904.361 47,897.281
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.111389 $1.063791 $1.093454 $1.050122 $1.000000	$1.108462 $1.111389 $1.063791 $1.093454 $1.050122	21,007.450 21,316.181 47,144.300 46,898.710 38,485.719
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.632855 $1.438582 $1.092095 $0.944284 $0.942955 $0.823616 $0.639365 $1.000000	$1.621932 $1.632855 $1.438582 $1.092095 $0.944284 $0.942955 $0.823616 $0.639365	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.271779 $1.987537 $1.520894 $1.272549 $1.258396 $1.030729 $0.985183	$2.191870 $2.271779 $1.987537 $1.520894 $1.272549 $1.258396 $1.030729	13,179.007 8,738.837 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.182372 $1.119186 $1.069330 $1.001014 $1.000000	$1.170603 $1.182372 $1.119186 $1.069330 $1.001014	26,900.471 27,171.045 11,789.439 11,920.601 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.189932 $1.103466 $1.014941 $1.000000	$1.158271 $1.189932 $1.103466 $1.014941	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.248053 $1.160619 $1.009956 $1.000000	$1.204011 $1.248053 $1.160619 $1.009956	101,955.087 0.000 0.000 0.000
49

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.300489 $1.251365 $1.129723 $1.048486 $1.039518 $0.944755 $0.815605 $1.000000	$1.269863 $1.300489 $1.251365 $1.129723 $1.048486 $1.039518 $0.944755 $0.815605	219,058.162 249,630.275 494,347.308 969,547.409 956,689.253 648,994.782 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.320325 $1.262095 $1.181432 $1.114781 $1.086944 $0.999300 $0.999984	$1.303428 $1.320325 $1.262095 $1.181432 $1.114781 $1.086944 $0.999300	386,552.793 389,700.226 392,871.880 15,576.952 9,096.783 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.314017 $1.271413 $1.076808 $0.971089 $0.988101 $0.879647 $0.718393 $1.000000	$1.260275 $1.314017 $1.271413 $1.076808 $0.971089 $0.988101 $0.879647 $0.718393	705,151.070 762,718.285 1,009,742.302 1,072,048.645 1,088,277.253 1,099,252.985 314,396.296 425,361.767
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.210800 $1.127374 $0.992288 $1.000000	$1.164572 $1.210800 $1.127374 $0.992288	0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.083123 $1.149075 $0.978875 $0.806165 $1.000000	$1.077490 $1.083123 $1.149075 $0.978875 $0.806165	17,703.673 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.563945 $1.423860 $1.216430 $1.088803 $1.055717 $0.857300 $0.684818 $1.000000	$1.553640 $1.563945 $1.423860 $1.216430 $1.088803 $1.055717 $0.857300 $0.684818	4,079.084 4,096.434 4,378.950 4,691.098 3,535.026 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.126161 $1.050643 $0.944990 $0.941435 $0.980490 $1.021742 $0.998187	$1.090954 $1.126161 $1.050643 $0.944990 $0.941435 $0.980490 $1.021742	33,618.661 36,814.963 41,757.178 40,713.201 43,127.833 27,281.786 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.074166 $0.993914 $0.924471 $0.916074 $0.995855 $1.023494 $0.997293	$1.045585 $1.074166 $0.993914 $0.924471 $0.916074 $0.995855 $1.023494	0.000 0.000 0.000 11,221.493 11,259.299 11,294.367 0.000
50

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.089666 $1.030320 $0.887383 $0.886625 $1.009144 $1.022411 $0.996425	$1.045735 $1.089666 $1.030320 $0.887383 $0.886625 $1.009144 $1.022411	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.299102 $1.252549 $1.295896 $1.214747 $1.153407 $1.085062 $0.943044 $1.000000	$1.298043 $1.299102 $1.252549 $1.295896 $1.214747 $1.153407 $1.085062 $0.943044	333,660.086 335,253.752 386,042.599 688,226.329 741,793.016 519,138.484 754,376.596 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.047261 $1.019110 $1.133457 $1.072735 $1.000000	$1.011166 $1.047261 $1.019110 $1.133457 $1.072735	12,332.182 12,391.016 96,582.134 89,869.480 71,057.701
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.092775 $0.125432 $0.229883 $0.327717 $0.411851 $0.565719 $1.000000	$0.085520 $0.092775 $0.125432 $0.229883 $0.327717 $0.411851 $0.565719	321,354.352 141,834.626 124,422.228 180,428.834 427,014.300 53,169.259 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.147249 $1.113952 $1.046629 $0.986083 $1.000000	$1.113485 $1.147249 $1.113952 $1.046629 $0.986083	14,517.198 14,644.140 14,765.932 25,047.649 25,068.649
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.183193 $1.148750 $1.040042 $0.966156 $1.000000	$1.125829 $1.183193 $1.148750 $1.040042 $0.966156	11,997.989 12,139.716 12,273.933 12,410.498 22,916.678
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.212720 $1.181875 $1.020518 $0.925311 $1.000000	$1.126715 $1.212720 $1.181875 $1.020518 $0.925311	3,580.840 123,053.631 134,167.344 144,535.138 169,894.432
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.616134 $1.545092 $1.140248 $0.985618 $1.018582 $0.785724 $0.551936 $1.000000	$1.566136 $1.616134 $1.545092 $1.140248 $0.985618 $1.018582 $0.785724 $0.551936	74,191.447 77,758.566 81,791.883 110,516.966 119,079.354 143,446.282 19,178.848 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$2.065224 $1.949900 $1.361551 $1.183979 $1.171243 $0.876519 $0.635740 $1.000000	$2.102875 $2.065224 $1.949900 $1.361551 $1.183979 $1.171243 $0.876519 $0.635740	47,985.469 42,786.635 23,912.200 28,734.431 32,902.347 16,021.682 5,130.288 0.000
51

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.654106 $1.512819 $1.143419 $0.982081 $1.010875 $0.853342 $0.590376 $1.000000	$1.618355 $1.654106 $1.512819 $1.143419 $0.982081 $1.010875 $0.853342 $0.590376	0.000 0.000 0.000 22,930.269 22,930.269 22,930.269 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$0.940544 $0.997923 $0.807373 $0.695695 $0.816589 $0.757280 $0.605182 $1.000000	$0.947247 $0.940544 $0.997923 $0.807373 $0.695695 $0.816589 $0.757280 $0.605182	169,383.575 172,385.538 175,087.746 124,890.070 119,796.065 130,986.817 0.000 17,237.721
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.336842 $1.210456 $0.919269 $0.817205 $0.853965 $0.729211 $0.567806 $1.000000	$1.419862 $1.336842 $1.210456 $0.919269 $0.817205 $0.853965 $0.729211 $0.567806	30,775.418 33,138.168 35,156.305 34,848.864 42,043.270 10,711.391 11,357.878 24,670.343
Equity Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.593899 $1.412661 $1.075146 $0.933579 $0.921358 $0.806588 $0.641721 $1.000000	$1.604454 $1.593899 $1.412661 $1.075146 $0.933579 $0.921358 $0.806588 $0.641721	44,220.381 44,759.776 52,307.754 146,237.192 208,281.625 213,232.078 60,443.403 82,091.723
Equity Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.581584 $1.404545 $1.071093 $0.931914 $1.000000	$1.588909 $1.581584 $1.404545 $1.071093 $0.931914	66,203.748 52,844.181 0.000 0.000 0.000
International Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.042096 $1.115913 $0.910796 $0.762704 $0.887406 $0.771423 $0.543512 $1.000000	$1.027920 $1.042096 $1.115913 $0.910796 $0.762704 $0.887406 $0.771423 $0.543512	53,098.730 45,982.297 43,775.031 132,723.540 165,842.275 162,815.676 34,796.860 65,277.150
International Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.070120 $1.148199 $0.939005 $0.787883 $1.000000	$1.053463 $1.070120 $1.148199 $0.939005 $0.787883	0.000 0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.699250 $1.504877 $1.122000 $0.974628 $1.000851 $0.803107 $0.575549 $1.000000	$1.664882 $1.699250 $1.504877 $1.122000 $0.974628 $1.000851 $0.803107 $0.575549	21,115.087 18,193.387 21,529.524 66,869.204 97,491.230 101,078.704 28,633.430 61,729.306
52

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mid-Cap Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.524116 $1.352461 $1.010367 $0.879406 $1.000000	$1.490318 $1.524116 $1.352461 $1.010367 $0.879406	0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.523030 $1.177606 $1.157681 $0.991537 $0.919854 $0.721534 $0.562055 $1.000000	$1.547613 $1.523030 $1.177606 $1.157681 $0.991537 $0.919854 $0.721534 $0.562055	7,791.217 7,809.471 8,178.737 35,719.263 50,442.455 50,492.903 13,889.643 31,599.300
REIT Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.461203 $1.132036 $1.115097 $0.956972 $1.000000	$1.481844 $1.461203 $1.132036 $1.115097 $0.956972	3,015.849 3,187.860 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.200078 $1.186459 $1.180826 $1.137695 $1.121903 $1.072635 $0.947730 $1.000000	$1.206327 $1.200078 $1.186459 $1.180826 $1.137695 $1.121903 $1.072635 $0.947730	315,849.079 249,865.127 255,013.888 555,991.684 618,335.304 502,924.061 229,660.803 267,922.354
Short-Term Investment-Grade Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.048833 $1.038977 $1.036173 $1.000321 $1.000000	$1.052222 $1.048833 $1.038977 $1.036173 $1.000321	0.000 0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.295551 $1.230810 $1.267205 $1.225526 $1.145225 $1.081774 $1.027240 $1.000000	$1.292125 $1.295551 $1.230810 $1.267205 $1.225526 $1.145225 $1.081774 $1.027240	36,975.116 36,711.564 54,396.934 282,566.235 364,713.794 206,510.853 90,848.415 0.000
Total Bond Market Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.107687 $1.054428 $1.087770 $1.054097 $1.000000	$1.102569 $1.107687 $1.054428 $1.087770 $1.054097	0.000 0.000 0.000 0.000 0.000
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.182898 $1.244815 $1.023377 $0.846921 $0.997899 $0.803628 $0.539752 $1.000000	$1.176982 $1.182898 $1.244815 $1.023377 $0.846921 $0.997899 $0.803628 $0.539752	45,720.639 45,958.655 46,295.629 21,208.934 44,214.977 40,196.835 20,305.118 0.000
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.662332 $1.595943 $1.200359 $1.006201 $1.048862 $0.855399 $0.605038 $1.000000	$1.642345 $1.662332 $1.595943 $1.200359 $1.006201 $1.048862 $0.855399 $0.605038	45,554.952 48,590.656 51,813.238 55,361.854 59,769.910 73,151.591 9,682.776 0.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.822236 $1.714035 $1.485206 $1.319863 $1.371663 $1.252945 $1.014326 $1.000000	$1.832073 $1.822236 $1.714035 $1.485206 $1.319863 $1.371663 $1.252945 $1.014326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.669998 $1.597970 $1.302900 $1.130918 $1.125918 $1.009275 $0.989807	$1.679100 $1.669998 $1.597970 $1.302900 $1.130918 $1.125918 $1.009275	4,088.029 34,339.093 35,142.516 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.169129 $1.119952 $1.154392 $1.104887 $1.050167 $0.994975 $1.000928	$1.162452 $1.169129 $1.119952 $1.154392 $1.104887 $1.050167 $0.994975	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.819812 $1.691358 $1.311075 $1.121607 $1.181666 $1.004129 $0.986510	$1.928231 $1.819812 $1.691358 $1.311075 $1.121607 $1.181666 $1.004129	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.836715 $1.674276 $1.264799 $1.085783 $1.115409 $1.009527 $0.986832	$1.847728 $1.836715 $1.674276 $1.264799 $1.085783 $1.115409 $1.009527	0.000 32,467.560 32,467.560 32,467.560 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.211959 $1.255573 $1.041023 $0.890454 $1.043757 $0.981615 $0.982941	$1.147355 $1.211959 $1.255573 $1.041023 $0.890454 $1.043757 $0.981615	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.529866 $1.398210 $1.178634 $1.032171 $1.079114 $0.921436 $0.669819 $1.000000	$1.526978 $1.529866 $1.398210 $1.178634 $1.032171 $1.079114 $0.921436 $0.669819	1,410,327.353 1,442,454.799 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.615196 $1.450801 $1.111137 $0.959735 $0.990010 $0.849232 $0.629210 $1.100585 $1.000000	$1.617140 $1.615196 $1.450801 $1.111137 $0.959735 $0.990010 $0.849232 $0.629210 $1.100585	0.000 56,668.277 56,668.277 56,668.277 56,668.277 56,668.277 56,668.277 56,668.277 56,668.277
54

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.277921 $1.181902 $0.927370 $0.794911 $0.791567 $0.691209 $0.533779 $0.935946 $1.000000	$1.220544 $1.277921 $1.181902 $0.927370 $0.794911 $0.791567 $0.691209 $0.533779 $0.935946	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.665745 $1.504895 $1.109882 $0.973081 $0.976448 $0.790688 $0.619729 $1.179472 $1.000000	$1.775485 $1.665745 $1.504895 $1.109882 $0.973081 $0.976448 $0.790688 $0.619729 $1.179472	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.647455 $1.558536 $1.150335 $1.007298 $1.133076 $0.884314 $0.634734 $1.053945 $1.000000	$1.615680 $1.647455 $1.558536 $1.150335 $1.007298 $1.133076 $0.884314 $0.634734 $1.053945	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.399943 $1.318077 $1.015620 $0.802336 $0.884654 $0.702429 $0.448190 $0.922762 $1.000000	$1.350694 $1.399943 $1.318077 $1.015620 $0.802336 $0.884654 $0.702429 $0.448190 $0.922762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.962265 $1.923100 $1.565780 $1.369096 $1.402098 $1.280761 $0.991607 $1.000000	$1.827046 $1.962265 $1.923100 $1.565780 $1.369096 $1.402098 $1.280761 $0.991607	0.000 24,385.532 24,540.898 26,004.054 26,184.482 26,355.064 38,817.900 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.387161 $1.330089 $1.168916 $1.049189 $1.090845 $1.004910 $0.988839	$1.358347 $1.387161 $1.330089 $1.168916 $1.049189 $1.090845 $1.004910	0.000 0.000 0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.836922 $0.893790 $0.898412 $0.773554 $1.002399 $0.867840 $0.537893 $1.283480 $1.000000	$0.696517 $0.836922 $0.893790 $0.898412 $0.773554 $1.002399 $0.867840 $0.537893 $1.283480	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
55

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.205864 $1.148635 $1.077551 $1.020823 $1.008134 $0.927521 $0.710311 $1.131413 $1.000000	$1.198358 $1.205864 $1.148635 $1.077551 $1.020823 $1.008134 $0.927521 $0.710311 $1.131413	0.000 0.000 32,515.036 32,515.036 32,515.036 32,515.036 69,187.056 69,187.056 69,187.056
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.247703 $1.190786 $1.120184 $1.064671 $1.052987 $1.000000	$1.235681 $1.247703 $1.190786 $1.120184 $1.064671 $1.052987	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.575339 $1.523418 $1.437001 $1.231126 $1.181535 $1.056618 $0.721581 $0.969991 $1.000000	$1.500575 $1.575339 $1.523418 $1.437001 $1.231126 $1.181535 $1.056618 $0.721581 $0.969991	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.009323 $1.014798 $1.020289 $1.025847 $1.031360 $1.036895 $1.042391 $1.025946 $1.000000	$1.003848 $1.009323 $1.014798 $1.020289 $1.025847 $1.031360 $1.036895 $1.042391 $1.025946	0.000 0.000 0.000 0.000 293,572.361 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.354944 $1.301791 $1.338883 $1.280440 $1.196467 $1.152303 $1.109092 $1.035851 $1.000000	$1.348867 $1.354944 $1.301791 $1.338883 $1.280440 $1.196467 $1.152303 $1.109092 $1.035851	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.256568 $1.209993 $1.247677 $1.196370 $1.121255 $1.081734 $1.043864 $1.000000	$1.247506 $1.256568 $1.209993 $1.247677 $1.196370 $1.121255 $1.081734 $1.043864	16,514.970 48,089.079 70,376.931 70,376.931 103,405.505 149,692.922 166,611.358 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.278899 $1.261344 $1.162593 $1.090542 $1.071279 $0.990899 $0.797694 $1.020524 $1.000000	$1.244623 $1.278899 $1.261344 $1.162593 $1.090542 $1.071279 $0.990899 $0.797694 $1.020524	233,954.146 247,934.154 328,254.515 1,696,450.342 1,713,816.280 1,394,311.042 1,002,781.301 173,118.811 207,438.509
56

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.181505 $1.159741 $0.922639 $0.825460 $0.880123 $0.771889 $0.599123 $0.999980 $1.000000	$1.150168 $1.181505 $1.159741 $0.922639 $0.825460 $0.880123 $0.771889 $0.599123 $0.999980	0.000 0.000 0.000 0.000 0.000 0.000 58,921.305 58,921.305 58,921.305
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.286221 $1.260404 $1.119231 $1.031448 $1.034087 $0.944075 $0.752210 $1.024811 $1.000000	$1.247506 $1.286221 $1.260404 $1.119231 $1.031448 $1.034087 $0.944075 $0.752210 $1.024811	233,546.698 233,546.698 568,548.160 1,026,927.230 1,050,778.712 1,452,263.470 2,046,233.656 2,784,673.212 454,175.703
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.236499 $1.213595 $1.025076 $0.933861 $0.960851 $0.859520 $0.675884 $1.013178 $1.000000	$1.198760 $1.236499 $1.213595 $1.025076 $0.933861 $0.960851 $0.859520 $0.675884 $1.013178	403,411.332 420,347.761 480,857.888 548,722.053 559,651.120 830,213.026 854,599.861 1,731,974.175 3,012,269.027
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.807942 $1.620652 $1.251171 $1.126081 $1.102115 $1.003382 $0.984675	$1.733420 $1.807942 $1.620652 $1.251171 $1.126081 $1.102115 $1.003382	0.000 0.000 0.000 0.000 33,148.530 33,148.530 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.584745 $1.567504 $1.378709 $1.261820 $1.320541 $1.210759 $1.000000	$1.556732 $1.584745 $1.567504 $1.378709 $1.261820 $1.320541 $1.210759	0.000 37,500.474 37,500.474 37,500.474 37,500.474 37,500.474 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.770955 $1.694774 $1.516843 $1.386394 $1.343706 $1.214548 $1.000000	$1.759079 $1.770955 $1.694774 $1.516843 $1.386394 $1.343706 $1.214548	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.037620 $0.918707 $0.889122 $0.713792 $0.761393 $0.661884 $0.498829 $0.870475 $1.000000	$1.025736 $1.037620 $0.918707 $0.889122 $0.713792 $0.761393 $0.661884 $0.498829 $0.870475	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
57

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.036489 $1.050476 $0.939185 $0.839586 $0.912994 $0.832728 $0.647435 $1.022247 $1.000000	$1.011381 $1.036489 $1.050476 $0.939185 $0.839586 $0.912994 $0.832728 $0.647435 $1.022247	93,241.707 144,295.140 146,636.471 143,681.141 185,982.656 234,209.690 250,563.330 175,914.097 110,140.088
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274841 $1.188778 $1.004304 $0.897640 $1.011969 $0.986931 $0.986601	$1.269419 $1.274841 $1.188778 $1.004304 $0.897640 $1.011969 $0.986931	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.728799 $1.738051 $1.256000 $1.157796 $1.247891 $0.937073 $0.586836 $1.098610 $1.000000	$1.632830 $1.728799 $1.738051 $1.256000 $1.157796 $1.247891 $0.937073 $0.586836 $1.098610	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.803998 $1.649651 $1.204571 $1.046248 $1.058652 $1.000000	$1.998708 $1.803998 $1.649651 $1.204571 $1.046248 $1.058652	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.113430 $1.065208 $1.094361 $1.050458 $1.000000	$1.111045 $1.113430 $1.065208 $1.094361 $1.050458	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.543632 $1.359301 $1.031396 $0.891349 $0.889663 $0.776694 $0.602640 $0.967213 $1.000000	$1.534052 $1.543632 $1.359301 $1.031396 $0.891349 $0.889663 $0.776694 $0.602640 $0.967213	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.277559 $1.991600 $1.523240 $1.273885 $1.259095 $1.030785 $0.985184	$2.198537 $2.277559 $1.991600 $1.523240 $1.273885 $1.259095 $1.030785	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.184529 $1.120662 $1.070195 $1.001334 $1.000000	$1.173314 $1.184529 $1.120662 $1.070195 $1.001334	0.000 0.000 0.000 0.000 0.000
58

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.316160 $1.265808 $1.142198 $1.059537 $1.049957 $0.953761 $0.822968 $1.000000	$1.285800 $1.316160 $1.265808 $1.142198 $1.059537 $1.049957 $0.953761 $0.822968	0.000 0.000 1,597,945.393 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19,2009	2015 2014 2013 2012 2011 2010 2009	$1.323674 $1.264671 $1.183245 $1.115938 $1.087544 $0.999352 $0.999985	$1.307382 $1.323674 $1.264671 $1.183245 $1.115938 $1.087544 $0.999352	0.000 0.000 127,250.756 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.332452 $1.288610 $1.090837 $0.983261 $0.999993 $0.889795 $0.726324 $1.000000	$1.278595 $1.332452 $1.288610 $1.090837 $0.983261 $0.999993 $0.889795 $0.726324	0.000 0.000 0.000 36,914.191 37,170.319 37,412.476 45,167.264 0.000
TA Multi-Managed Balanced - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.704384 $1.546583 $1.316836 $1.176266 $1.136839 $1.000000	$1.698702 $1.704384 $1.546583 $1.316836 $1.176266 $1.136839	19,079.164 26,104.683 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.636222 $1.488924 $1.271381 $1.137414 $1.102314 $0.894695 $0.714326 $1.065262 $1.000000	$1.626254 $1.636222 $1.488924 $1.271381 $1.137414 $1.102314 $0.894695 $0.714326 $1.065262	90,137.454 149,113.102 20,045.405 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.129041 $1.052811 $0.946482 $0.942436 $0.981044 $1.021804 $0.998188	$1.094276 $1.129041 $1.052811 $0.946482 $0.942436 $0.981044 $1.021804	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.076914 $0.995952 $0.925914 $0.917050 $0.996413 $1.023554 $0.997294	$1.048778 $1.076914 $0.995952 $0.925914 $0.917050 $0.996413 $1.023554	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.092480 $1.032470 $0.888798 $0.887558 $1.009719 $1.022472 $0.996426	$1.048955 $1.092480 $1.032470 $0.888798 $0.887558 $1.009719 $1.022472	0.000 0.000 0.000 0.000 0.000 0.000 0.000
59

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447736 $1.390713 $1.434901 $1.341544 $1.269333 $1.190654 $1.031757 $1.067245 $1.000000	$1.449749 $1.447736 $1.390713 $1.434901 $1.341544 $1.269333 $1.190654 $1.031757 $1.067245	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.284956 $1.238287 $1.280499 $1.199726 $1.138582 $1.070589 $0.929993 $1.000000	$1.284545 $1.284956 $1.238287 $1.280499 $1.199726 $1.138582 $1.070589 $0.929993	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.049152 $1.020460 $1.134399 $1.073094 $1.000000	$1.013489 $1.049152 $1.020460 $1.134399 $1.073094	0.000 0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.093052 $0.125733 $0.230314 $0.328162 $0.412200 $0.565905 $1.000000	$0.085813 $0.093052 $0.125733 $0.230314 $0.328162 $0.412200 $0.565905	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.149334 $1.115429 $1.047496 $0.986404 $1.000000	$1.116074 $1.149334 $1.115429 $1.047496 $0.986404	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.185355 $1.150282 $1.040909 $0.966476 $1.000000	$1.128449 $1.185355 $1.150282 $1.040909 $0.966476	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.214959 $1.183471 $1.021387 $0.925627 $1.000000	$1.129353 $1.214959 $1.183471 $1.021387 $0.925627	0.000 0.000 0.000 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.966160 $1.878801 $1.385834 $1.197300 $1.236730 $0.953531 $0.669476 $1.000000	$1.906279 $1.966160 $1.878801 $1.385834 $1.197300 $1.236730 $0.953531 $0.669476	0.000 11,252.633 11,252.633 0.000 0.000 0.000 0.000 0.000
60

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.090878 $1.973145 $1.377094 $1.196894 $1.183435 $0.885208 $0.641715 $1.012186 $1.000000	$2.130046 $2.090878 $1.973145 $1.377094 $1.196894 $1.183435 $0.885208 $0.641715 $1.012186	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.626831 $1.487135 $1.123448 $0.964436 $0.992217 $0.837174 $0.578888 $1.005008 $1.000000	$1.592471 $1.626831 $1.487135 $1.123448 $0.964436 $0.992217 $0.837174 $0.578888 $1.005008	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.993020 $1.053071 $0.851567 $0.733427 $0.860444 $0.797563 $0.637050 $1.047231 $1.000000	$1.000606 $0.993020 $1.053071 $0.851567 $0.733427 $0.860444 $0.797563 $0.637050 $1.047231	0.000 0.000 0.000 0.000 0.000 0.000 40,200.635 40,200.635 40,200.635
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.408607 $1.274811 $0.967669 $0.859798 $0.898035 $0.766470 $0.596526 $1.110879 $1.000000	$1.496828 $1.408607 $1.274811 $0.967669 $0.859798 $0.898035 $0.766470 $0.596526 $1.110879	0.000 0.000 33,744.217 33,744.217 33,744.217 0.000 0.000 0.000 0.000
Equity Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.538756 $1.363117 $1.036922 $0.899934 $0.887708 $0.776756 $0.617684 $0.984866 $1.000000	$1.549724 $1.538756 $1.363117 $1.036922 $0.899934 $0.887708 $0.776756 $0.617684 $0.984866	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.119788 $1.198519 $0.977722 $0.818340 $0.951669 $0.826887 $0.582298 $1.062969 $1.000000	$1.105109 $1.119788 $1.198519 $0.977722 $0.818340 $0.951669 $0.826887 $0.582298 $1.062969	0.000 0.000 53,458.409 53,458.409 53,458.409 53,458.409 53,458.409 53,458.409 53,458.409
61

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.643888 $1.455124 $1.084370 $0.941458 $0.966303 $0.775000 $0.555136 $0.959357 $1.000000	$1.611424 $1.643888 $1.455124 $1.084370 $0.941458 $0.966303 $0.775000 $0.555136 $0.959357	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.373147 $1.061185 $1.042706 $0.892623 $0.827686 $0.648905 $0.505223 $0.809547 $1.000000	$1.396002 $1.373147 $1.061185 $1.042706 $0.892623 $0.827686 $0.648905 $0.505223 $0.809547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.262070 $1.247104 $1.240654 $1.194738 $1.177546 $1.125283 $0.993739 $1.034982 $1.000000	$1.269293 $1.262070 $1.247104 $1.240654 $1.194738 $1.177546 $1.125283 $0.993739 $1.034982	0.000 54,500.081 129,794.840 129,794.840 129,794.840 129,794.840 75,294.758 75,294.758 75,294.758
Total Bond Market Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.385228 $1.315355 $1.353571 $1.308397 $1.222062 $1.153793 $1.095084 $1.046412 $1.000000	$1.382250 $1.385228 $1.315355 $1.353571 $1.308397 $1.222062 $1.153793 $1.095084 $1.046412	15,815.063 41,795.986 137,685.047 137,685.047 169,313.851 213,639.587 234,096.075 270,540.649 74,545.796
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.246135 $1.310718 $1.077027 $0.890875 $1.049175 $0.844511 $0.566933 $1.047931 $1.000000	$1.240513 $1.246135 $1.310718 $1.077027 $0.890875 $1.049175 $0.844511 $0.566933 $1.047931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.595318 $1.530850 $1.150832 $0.964198 $1.004577 $0.818877 $0.578918 $0.965128 $1.000000	$1.576922 $1.595318 $1.530850 $1.150832 $0.964198 $1.004577 $0.818877 $0.578918 $0.965128	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

62

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.827793 $1.718417 $1.488269 $1.321930 $1.373127 $1.253645 $1.014392 $1.000000	$1.838577 $1.827793 $1.718417 $1.488269 $1.321930 $1.373127 $1.253645 $1.014392	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.674267 $1.601258 $1.304932 $1.132118 $1.126556 $1.009336 $0.989809	$1.684216 $1.674267 $1.601258 $1.304932 $1.132118 $1.126556 $1.009336	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.172139 $1.122279 $1.156206 $1.106064 $1.050756 $0.995030 $1.000930	$1.166025 $1.172139 $1.122279 $1.156206 $1.106064 $1.050756 $0.995030	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.824433 $1.694813 $1.313098 $1.122785 $1.182327 $1.004187 $0.986512	$1.934080 $1.824433 $1.694813 $1.313098 $1.122785 $1.182327 $1.004187	13,010.197 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.841378 $1.677694 $1.266748 $1.086910 $1.116011 $1.009584 $0.986833	$1.853348 $1.841378 $1.677694 $1.266748 $1.086910 $1.116011 $1.009584	13,336.747 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.215019 $1.258119 $1.042610 $0.891377 $1.044328 $0.981668 $0.982942	$1.150819 $1.215019 $1.258119 $1.042610 $0.891377 $1.044328 $0.981668	59,578.897 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.534982 $1.402178 $1.181385 $1.034067 $1.080565 $0.922221 $0.670050 $1.000000	$1.532856 $1.534982 $1.402178 $1.181385 $1.034067 $1.080565 $0.922221 $0.670050	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.621348 $1.455597 $1.114259 $0.961944 $0.991787 $0.850342 $0.629719 $1.100927 $1.000000	$1.624108 $1.621348 $1.455597 $1.114259 $0.961944 $0.991787 $0.850342 $0.629719 $1.100927	20,738.212 20,753.697 20,769.382 20,787.448 20,809.114 20,836.961 5,485.621 5,493.398 2,929.304
63

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.282721 $1.185761 $0.929937 $0.796721 $0.792998 $0.692115 $0.534207 $0.936235 $1.000000	$1.225741 $1.282721 $1.185761 $0.929937 $0.796721 $0.792998 $0.692115 $0.534207 $0.936235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.672107 $1.509885 $1.113012 $0.975337 $0.978221 $0.791725 $0.620234 $1.179841 $1.000000	$1.783164 $1.672107 $1.509885 $1.113012 $0.975337 $0.978221 $0.791725 $0.620234 $1.179841	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.653707 $1.563681 $1.153557 $1.009622 $1.135134 $0.885481 $0.635254 $1.054274 $1.000000	$1.622626 $1.653707 $1.563681 $1.153557 $1.009622 $1.135134 $0.885481 $0.635254 $1.054274	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.405233 $1.322405 $1.018451 $0.804178 $0.886242 $0.703341 $0.448555 $0.923049 $1.000000	$1.356469 $1.405233 $1.322405 $1.018451 $0.804178 $0.886242 $0.703341 $0.448555 $0.923049	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.968299 $1.928052 $1.569034 $1.371241 $1.403588 $1.281486 $0.991677 $1.000000	$1.833573 $1.968299 $1.928052 $1.569034 $1.371241 $1.403588 $1.281486 $0.991677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.390686 $1.332809 $1.170729 $1.050286 $1.091450 $1.004971 $0.988841	$1.362489 $1.390686 $1.332809 $1.170729 $1.050286 $1.091450 $1.004971	0.000 0.000 0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.840126 $0.896764 $0.900948 $0.775357 $1.004225 $0.868986 $0.538336 $1.283883 $1.000000	$0.699530 $0.840126 $0.896764 $0.900948 $0.775357 $1.004225 $0.868986 $0.538336 $1.283883	0.000 0.000 0.000 0.000 0.000 0.000 7,721.335 0.000 0.000
64

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.210485 $1.152457 $1.080589 $1.023179 $1.009964 $0.928739 $0.710891 $1.131771 $1.000000	$1.203553 $1.210485 $1.152457 $1.080589 $1.023179 $1.009964 $0.928739 $0.710891 $1.131771	20,194.743 20,194.743 20,194.743 20,194.743 20,194.743 27,437.656 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.250433 $1.192793 $1.121522 $1.065402 $1.053190 $1.000000	$1.238996 $1.250433 $1.192793 $1.121522 $1.065402 $1.053190	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.581334 $1.528465 $1.441047 $1.233971 $1.183674 $1.058003 $0.722168 $0.970299 $1.000000	$1.507033 $1.581334 $1.528465 $1.441047 $1.233971 $1.183674 $1.058003 $0.722168 $0.970299	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.012734 $1.017790 $1.022848 $1.027984 $1.033080 $1.038190 $1.043237 $1.026268 $1.000000	$1.007678 $1.012734 $1.017790 $1.022848 $1.027984 $1.033080 $1.038190 $1.043237 $1.026268	175,525.418 472,666.392 476,145.442 577,656.324 612,346.242 601,910.232 777,374.343 777,407.931 153,760.110
TA Aegon U.S. Government Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.360107 $1.306096 $1.342640 $1.283385 $1.198618 $1.153818 $1.110008 $1.036181 $1.000000	$1.354685 $1.360107 $1.306096 $1.342640 $1.283385 $1.198618 $1.153818 $1.110008 $1.036181	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.260915 $1.213563 $1.250736 $1.198708 $1.122879 $1.082764 $1.044339 $1.000000	$1.252445 $1.260915 $1.213563 $1.250736 $1.198708 $1.122879 $1.082764 $1.044339	0.000 67,421.237 67,421.237 67,421.237 40,718.099 62,794.509 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.283753 $1.265503 $1.165838 $1.093050 $1.073209 $0.992192 $0.798345 $1.020839 $1.000000	$1.249973 $1.283753 $1.265503 $1.165838 $1.093050 $1.073209 $0.992192 $0.798345 $1.020839	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
65

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.186037 $1.163598 $0.925255 $0.827385 $0.881726 $0.772911 $0.599615 $1.000294 $1.000000	$1.155154 $1.186037 $1.163598 $0.925255 $0.827385 $0.881726 $0.772911 $0.599615 $1.000294	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.291120 $1.264572 $1.122371 $1.033822 $1.035954 $0.945314 $0.752827 $1.025131 $1.000000	$1.252887 $1.291120 $1.264572 $1.122371 $1.033822 $1.035954 $0.945314 $0.752827 $1.025131	39,404.971 39,404.971 175,173.951 176,196.987 177,227.730 170,569.566 171,615.908 172,670.124 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.241220 $1.217616 $1.027953 $0.936020 $0.962599 $0.860652 $0.676439 $1.013492 $1.000000	$1.203931 $1.241220 $1.217616 $1.027953 $0.936020 $0.962599 $0.860652 $0.676439 $1.013492	45,421.013 45,486.860 45,554.781 103,349.022 103,798.473 196,814.272 198,993.102 201,361.220 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.812547 $1.623973 $1.253115 $1.127263 $1.102728 $1.003438 $0.984676	$1.738708 $1.812547 $1.623973 $1.253115 $1.127263 $1.102728 $1.003438	2,790.082 2,792.162 1,612.452 1,613.852 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.589180 $1.571110 $1.381204 $1.263467 $1.321614 $1.211152 $1.000000	$1.561877 $1.589180 $1.571110 $1.381204 $1.263467 $1.321614 $1.211152	31,017.693 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.775928 $1.698684 $1.519595 $1.388216 $1.344802 $1.214941 $1.000000	$1.764903 $1.775928 $1.698684 $1.519595 $1.388216 $1.344802 $1.214941	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.041564 $0.921741 $0.891613 $0.715430 $0.762751 $0.662742 $0.499223 $0.870750 $1.000000	$1.030150 $1.041564 $0.921741 $0.891613 $0.715430 $0.762751 $0.662742 $0.499223 $0.870750	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
66

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.040447 $1.053959 $0.941838 $0.841529 $0.914652 $0.833821 $0.647959 $1.022573 $1.000000	$1.015749 $1.040447 $1.053959 $0.941838 $0.841529 $0.914652 $0.833821 $0.647959 $1.022573	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.278069 $1.191195 $1.005855 $0.898587 $1.012536 $0.986995 $0.986602	$1.273264 $1.278069 $1.191195 $1.005855 $0.898587 $1.012536 $0.986995	19,554.971 19,554.971 19,554.971 19,554.971 19,554.971 26,568.421 0.000
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.735371 $1.743794 $1.259525 $1.160469 $1.250139 $0.938294 $0.587315 $1.098966 $1.000000	$1.639849 $1.735371 $1.743794 $1.259525 $1.160469 $1.250139 $0.938294 $0.587315 $1.098966	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.808188 $1.652664 $1.206178 $1.047125 $1.059010 $1.000000	$2.004346 $1.808188 $1.652664 $1.206178 $1.047125 $1.059010	1,908.913 1,910.337 1,911.779 1,913.441 1,915.437 1,917.988
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.115460 $1.066614 $1.095269 $1.050810 $1.000000	$1.113635 $1.115460 $1.066614 $1.095269 $1.050810	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.549481 $1.363775 $1.034277 $0.893398 $0.891270 $0.777714 $0.603133 $0.967523 $1.000000	$1.540629 $1.549481 $1.363775 $1.034277 $0.893398 $0.891270 $0.777714 $0.603133 $0.967523	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.283329 $1.995653 $1.525602 $1.275223 $1.259793 $1.030847 $0.985185	$2.205212 $2.283329 $1.995653 $1.525602 $1.275223 $1.259793 $1.030847	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.186676 $1.122134 $1.071080 $1.001660 $1.000000	$1.176043 $1.186676 $1.122134 $1.071080 $1.001660	0.000 0.000 0.000 0.000 0.000
67

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.320502 $1.269361 $1.144840 $1.061466 $1.051351 $0.954555 $0.823244 $1.000000	$1.290685 $1.320502 $1.269361 $1.144840 $1.061466 $1.051351 $0.954555 $0.823244	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.327079 $1.267285 $1.185100 $1.117123 $1.088152 $0.999411 $0.999986	$1.311401 $1.327079 $1.267285 $1.185100 $1.117123 $1.088152 $0.999411	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.336920 $1.292284 $1.093393 $0.985055 $1.001323 $0.890529 $0.726567 $1.000000	$1.283525 $1.336920 $1.292284 $1.093393 $0.985055 $1.001323 $0.890529 $0.726567	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.708325 $1.549390 $1.318571 $1.177240 $1.137216 $1.000000	$1.703470 $1.708325 $1.549390 $1.318571 $1.177240 $1.137216	0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.642495 $1.493888 $1.274980 $1.140052 $1.104312 $0.895871 $0.714914 $1.065605 $1.000000	$1.633294 $1.642495 $1.493888 $1.274980 $1.140052 $1.104312 $0.895871 $0.714914 $1.065605	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.131903 $1.054950 $0.947924 $0.943415 $0.981575 $1.021858 $0.998189	$1.097600 $1.131903 $1.054950 $0.947924 $0.943415 $0.981575 $1.021858	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.079607 $0.997963 $0.927326 $0.917999 $0.996957 $1.023617 $0.997296	$1.051928 $1.079607 $0.997963 $0.927326 $0.917999 $0.996957 $1.023617	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.095259 $1.034582 $0.890167 $0.888490 $1.010277 $1.022534 $0.996428	$1.052156 $1.095259 $1.034582 $0.890167 $0.888490 $1.010277 $1.022534	0.000 0.000 0.000 0.000 0.000 0.000 0.000
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.453233 $1.395290 $1.438908 $1.344625 $1.271616 $1.192212 $1.032592 $1.067583 $1.000000	$1.455978 $1.453233 $1.395290 $1.438908 $1.344625 $1.271616 $1.192212 $1.032592 $1.067583	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.289373 $1.241937 $1.283636 $1.202056 $1.140232 $1.071618 $0.930432 $1.000000	$1.289587 $1.289373 $1.241937 $1.283636 $1.202056 $1.140232 $1.071618 $0.930432	74,593.672 45,658.306 45,658.306 45,658.306 45,658.306 45,658.306 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.051087 $1.021826 $1.135337 $1.073444 $1.000000	$1.015875 $1.051087 $1.021826 $1.135337 $1.073444	36,051.840 0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.093326 $0.126024 $0.230728 $0.328586 $0.412544 $0.566098 $1.000000	$0.086103 $0.093326 $0.126024 $0.230728 $0.328586 $0.412544 $0.566098	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.151435 $1.116906 $1.048368 $0.986737 $1.000000	$1.118662 $1.151435 $1.116906 $1.048368 $0.986737	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.187521 $1.151802 $1.041769 $0.966792 $1.000000	$1.131079 $1.187521 $1.151802 $1.041769 $0.966792	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.217142 $1.185015 $1.022216 $0.925926 $1.000000	$1.131943 $1.217142 $1.185015 $1.022216 $0.925926	4,818.221 4,818.221 4,818.221 4,818.221 4,818.221
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.972992 $1.884388 $1.389257 $1.199662 $1.238554 $0.954463 $0.669798 $1.000000	$1.913857 $1.972992 $1.884388 $1.389257 $1.199662 $1.238554 $0.954463 $0.669798	3,104.332 3,106.648 4,168.940 4,172.566 0.000 0.000 0.000 0.000
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.098840 $1.979669 $1.380968 $1.199660 $1.185573 $0.886373 $0.642237 $1.012502 $1.000000	$2.139232 $2.098840 $1.979669 $1.380968 $1.199660 $1.185573 $0.886373 $0.642237 $1.012502	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.632948 $1.491981 $1.126555 $0.966633 $0.993982 $0.838246 $0.579352 $1.005311 $1.000000	$1.599264 $1.632948 $1.491981 $1.126555 $0.966633 $0.993982 $0.838246 $0.579352 $1.005311	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.996811 $1.056577 $0.853983 $0.735129 $0.862002 $0.798604 $0.637570 $1.047561 $1.000000	$1.004920 $0.996811 $1.056577 $0.853983 $0.735129 $0.862002 $0.798604 $0.637570 $1.047561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.413987 $1.279043 $0.970397 $0.861792 $0.899668 $0.767475 $0.597010 $1.111226 $1.000000	$1.503295 $1.413987 $1.279043 $0.970397 $0.861792 $0.899668 $0.767475 $0.597010 $1.111226	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Equity Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.544654 $1.367654 $1.039856 $0.902039 $0.889335 $0.777790 $0.618193 $0.985178 $1.000000	$1.556437 $1.544654 $1.367654 $1.039856 $0.902039 $0.889335 $0.777790 $0.618193 $0.985178	0.000 14,956.773 17,847.629 20,509.346 22,215.327 23,602.406 25,032.926 28,853.052 31,347.927
International Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.124064 $1.202497 $0.980490 $0.820238 $0.953389 $0.827978 $0.582778 $1.063306 $1.000000	$1.109875 $1.124064 $1.202497 $0.980490 $0.820238 $0.953389 $0.827978 $0.582778 $1.063306	0.000 7,062.181 8,427.167 9,683.952 10,489.459 11,144.402 11,819.855 13,623.622 14,801.644
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.650103 $1.459897 $1.087392 $0.943619 $0.968044 $0.776008 $0.555582 $0.959659 $1.000000	$1.618328 $1.650103 $1.459897 $1.087392 $0.943619 $0.968044 $0.776008 $0.555582 $0.959659	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.378344 $1.064673 $1.045619 $0.894667 $0.829165 $0.649750 $0.505634 $0.809802 $1.000000	$1.401987 $1.378344 $1.064673 $1.045619 $0.894667 $0.829165 $0.649750 $0.505634 $0.809802	0.000 3,040.590 3,628.272 4,169.373 4,516.172 4,798.148 5,088.962 18,162.879 6,372.701
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.266962 $1.251284 $1.244149 $1.197527 $1.179666 $1.126759 $0.994552 $1.035294 $1.000000	$1.274870 $1.266962 $1.251284 $1.244149 $1.197527 $1.179666 $1.126759 $0.994552 $1.035294	222,187.357 184,109.366 189,638.260 194,728.854 199,674.645 202,432.550 175,678.615 183,129.172 62,329.082
Total Bond Market Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.390535 $1.319727 $1.357398 $1.311440 $1.224296 $1.155309 $1.095981 $1.046735 $1.000000	$1.388243 $1.390535 $1.319727 $1.357398 $1.311440 $1.224296 $1.155309 $1.095981 $1.046735	0.000 17,724.872 21,150.738 24,305.062 26,326.776 27,970.573 101,804.754 106,250.568 37,149.679
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.250948 $1.315118 $1.080098 $0.892971 $1.051110 $0.845640 $0.567401 $1.048261 $1.000000	$1.245929 $1.250948 $1.315118 $1.080098 $0.892971 $1.051110 $0.845640 $0.567401 $1.048261	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.601406 $1.535928 $1.154069 $0.966429 $1.006398 $0.819948 $0.579392 $0.965428 $1.000000	$1.583732 $1.601406 $1.535928 $1.154069 $0.966429 $1.006398 $0.819948 $0.579392 $0.965428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.263383 $1.187192 $1.027677 $0.912363 $1.000000	$1.271466 $1.263383 $1.187192 $1.027677 $0.912363	6,663.013 8,043.393 11,674.923 11,761.738 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.775086 $1.631499 $1.217639 $1.043248 $0.987974 $0.879810 $0.734328 $1.243789 $1.191506 $1.023100	$1.792348 $1.775086 $1.631499 $1.217639 $1.043248 $0.987974 $0.879810 $0.734328 $1.243789 $1.191506	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.857154 $1.638715 $1.201546 $1.034233 $1.079389 $0.987193 $0.723260 $1.207265 $1.067410 $1.079115	$2.049516 $1.857154 $1.638715 $1.201546 $1.034233 $1.079389 $0.987193 $0.723260 $1.207265 $1.067410	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.390529 $1.329240 $1.082715 $0.938858 $1.000000	$1.399489 $1.390529 $1.329240 $1.082715 $0.938858	0.000 3,703.035 3,746.836 1,675.984 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.099698 $1.052389 $1.083672 $1.036163 $1.000000	$1.094503 $1.099698 $1.052389 $1.083672 $1.036163	10,965.330 10,965.330 10,965.330 20,967.377 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.421818 $1.320150 $1.022310 $0.873706 $1.000000	$1.508012 $1.421818 $1.320150 $1.022310 $0.873706	26,239.382 15,853.712 15,167.083 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.544624 $1.406620 $1.061553 $0.910394 $1.000000	$1.555434 $1.544624 $1.406620 $1.061553 $0.910394	22,440.184 11,612.120 11,253.272 17,343.984 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.066624 $1.103914 $0.914371 $0.781352 $1.000000	$1.010768 $1.066624 $1.103914 $0.914371 $0.781352	94,716.134 79,932.421 159,446.355 93,386.176 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.540077 $1.406127 $1.184127 $1.035955 $1.082008 $0.922986 $0.670271 $1.000000	$1.538707 $1.540077 $1.406127 $1.184127 $1.035955 $1.082008 $0.922986 $0.670271	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.646676 $1.477603 $1.130546 $0.975516 $1.005284 $0.861478 $0.637649 $1.114236 $1.000000	$1.650299 $1.646676 $1.477603 $1.130546 $0.975516 $1.005284 $0.861478 $0.637649 $1.114236	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,504.506 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.490630 $1.340243 $1.027482 $0.888356 $1.000000	$1.490943 $1.490630 $1.340243 $1.027482 $0.888356	37,222.287 36,575.667 35,963.066 36,568.464 104,958.111
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.984655 $1.785478 $1.369587 $1.184583 $1.223976 $1.051496 $0.779694 $1.366651 $1.170339 $1.054988	$1.983980 $1.984655 $1.785478 $1.369587 $1.184583 $1.223976 $1.051496 $0.779694 $1.366651 $1.170339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,866.613 2,872.162
Fidelity VIP Equity-Income Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310170 $1.210530 $0.948886 $0.812549 $0.808343 $0.705156 $0.543996 $0.952908 $1.000000	$1.252598 $1.310170 $1.210530 $0.948886 $0.812549 $0.808343 $0.705156 $0.543996 $0.952908	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio—Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.469289 $1.360253 $1.068370 $0.916700 $1.000000	$1.401929 $1.469289 $1.360253 $1.068370 $0.916700	0.000 0.000 0.000 0.000 101,763.029
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.671519 $1.547796 $1.216298 $1.043784 $1.041651 $0.910518 $0.704171 $1.236887 $1.226871 $1.027598	$1.593510 $1.671519 $1.547796 $1.216298 $1.043784 $1.041651 $0.910518 $0.704171 $1.236887 $1.226871	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.700866 $1.535093 $1.131030 $0.990631 $0.993064 $0.803340 $0.629022 $1.195980 $1.000000	$1.814733 $1.700866 $1.535093 $1.131030 $0.990631 $0.993064 $0.803340 $0.629022 $1.195980	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio—Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.535256 $1.388369 $1.024962 $0.899528 $1.000000	$1.634779 $1.535256 $1.388369 $1.024962 $0.899528	0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.916880 $1.734487 $1.281096 $1.124882 $1.130295 $0.916660 $0.719559 $1.371746 $1.087921 $1.025409	$2.040053 $1.916880 $1.734487 $1.281096 $1.124882 $1.130295 $0.916660 $0.719559 $1.371746 $1.087921	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.686741 $1.594121 $1.175426 $1.028244 $1.155491 $0.900920 $0.646015 $1.071600 $1.000000	$1.655860 $1.686741 $1.594121 $1.175426 $1.028244 $1.155491 $0.900920 $0.646015 $1.071600	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.360189 $1.288054 $0.951645 $0.834149 $1.000000	$1.332625 $1.360189 $1.288054 $0.951645 $0.834149	19,456.169 26,309.598 26,760.538 32,697.809 65,951.323
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.094475 $1.984212 $1.466957 $1.286274 $1.449340 $1.132343 $0.813898 $1.353742 $1.179021 $1.053621	$2.051132 $2.094475 $1.984212 $1.466957 $1.286274 $1.449340 $1.132343 $0.813898 $1.353742 $1.179021	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.431350 $1.346317 $1.036351 $0.817900 $0.900914 $0.714634 $0.455521 $0.936908 $1.000000	$1.382366 $1.431350 $1.346317 $1.036351 $0.817900 $0.900914 $0.714634 $0.455521 $0.936908	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.441928 $1.358964 $1.048164 $0.828882 $1.000000	$1.389817 $1.441928 $1.358964 $1.048164 $0.828882	22,543.604 18,702.860 18,816.460 19,084.026 5,582.730
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.889837 $1.782255 $1.375185 $1.087167 $1.200541 $0.954542 $0.610142 $1.258138 $1.198611 $1.037846	$1.821352 $1.889837 $1.782255 $1.375185 $1.087167 $1.200541 $0.954542 $0.610142 $1.258138 $1.198611	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.289220 $1.262223 $1.026669 $0.896802 $1.000000	$1.201571 $1.289220 $1.262223 $1.026669 $0.896802	0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.208644 $1.157760 $1.016456 $0.911432 $1.000000	$1.184715 $1.208644 $1.157760 $1.016456 $0.911432	12,949.536 12,852.096 12,751.984 12,642.958 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.453985 $1.350233 $0.970207 $1.000000	$1.516235 $1.453985 $1.350233 $0.970207	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.391524 $1.313882 $0.990307 $0.845504 $0.879144 $0.825744 $0.561430 $1.172553 $1.162012 $1.033479	$1.237684 $1.391524 $1.313882 $0.990307 $0.845504 $0.879144 $0.825744 $0.561430 $1.172553 $1.162012	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.400833 $2.148604 $1.634579 $1.403545 $1.433530 $1.147223 $0.797805 $1.427441 $1.177831 $1.044190	$2.480126 $2.400833 $2.148604 $1.634579 $1.403545 $1.433530 $1.147223 $0.797805 $1.427441 $1.177831	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.587912 $1.488186 $1.167172 $0.978183 $1.142365 $0.993349 $0.726190 $1.321668 $1.213978 $1.033972	$1.540766 $1.587912 $1.488186 $1.167172 $0.978183 $1.142365 $0.993349 $0.726190 $1.321668 $1.213978	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.121641 $2.303837 $1.638746 $1.361603 $1.528061 $1.129132 $0.696170 $1.156259 $1.135926 $1.010380	$2.066818 $2.121641 $2.303837 $1.638746 $1.361603 $1.528061 $1.129132 $0.696170 $1.156259 $1.135926	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.616283 $1.500014 $1.268986 $1.149083 $1.136243 $1.041081 $0.888321 $1.148739 $1.110253 $0.999104	$1.599723 $1.616283 $1.500014 $1.268986 $1.149083 $1.136243 $1.041081 $0.888321 $1.148739 $1.110253	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.877885 $0.936593 $0.940501 $0.808986 $1.047273 $0.905791 $0.560858 $1.336936 $1.000000	$0.731330 $0.877885 $0.936593 $0.940501 $0.808986 $1.047273 $0.905791 $0.560858 $1.336936	16,519.560 16,694.555 16,867.556 29,743.209 39,716.358 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.433279 $1.363895 $1.278207 $1.209689 $1.193473 $1.096953 $0.839235 $1.335440 $1.130768 $1.024222	$1.425781 $1.433279 $1.363895 $1.278207 $1.209689 $1.193473 $1.096953 $0.839235 $1.335440 $1.130768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.253161 $1.194801 $1.122840 $1.066130 $1.053381 $1.000000	$1.242316 $1.253161 $1.194801 $1.122840 $1.066130 $1.053381	33,264.858 33,690.264 33,427.905 14,460.423 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.823305 $1.761460 $1.659900 $1.420666 $1.362085 $1.216863 $0.830193 $1.114879 $1.099544 $0.995510	$1.738497 $1.823305 $1.761460 $1.659900 $1.420666 $1.362085 $1.216863 $0.830193 $1.114879 $1.099544	22,493.982 23,349.769 22,781.738 58,636.381 4,209.028 0.000 0.000 0.000 0.000 0.000
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Initial Class(4) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.093853 $1.098653 $1.103459 $1.108293 $1.113238 $1.118287 $1.121908 $1.100636 $1.052681 $1.009643	$1.089055 $1.093853 $1.098653 $1.103459 $1.108293 $1.113238 $1.118287 $1.121908 $1.100636 $1.052681	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$0.983926 $0.988306 $0.992686 $0.997092 $1.000000	$0.979546 $0.983926 $0.988306 $0.992686 $0.997092	293,275.150 77,362.408 78,630.030 26,710.517 100,670.368
TA Aegon U.S. Government Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.427669 $1.370297 $1.407932 $1.345124 $1.255660 $1.208114 $1.161659 $1.083867 $1.026677 $0.998612	$1.422670 $1.427669 $1.370297 $1.407932 $1.345124 $1.255660 $1.208114 $1.161659 $1.083867 $1.026677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Initial Class Subaccount inception date 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.427669 $1.370297 $1.407932 $1.345124 $1.255660 $1.208114 $1.161659 $1.083867 $1.026677 $0.998612	$1.422670 $1.427669 $1.370297 $1.407932 $1.345124 $1.255660 $1.208114 $1.161659 $1.083867 $1.026677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.265313 $1.217175 $1.253826 $1.201060 $1.124535 $1.083816 $1.044840 $1.000000	$1.257434 $1.265313 $1.217175 $1.253826 $1.201060 $1.124535 $1.083816 $1.044840	138,036.340 141,751.586 246,888.024 143,858.978 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.109754 $1.067551 $1.099705 $1.053431 $1.000000	$1.102838 $1.109754 $1.067551 $1.099705 $1.053431	0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999877	$9.591036	0.000
TA Asset Allocation - Conservative - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.507820 $1.482157 $1.361327 $1.272547 $1.245209 $1.148251 $0.921074 $1.173868 $1.108418 $1.017303	$1.471696 $1.507820 $1.482157 $1.361327 $1.272547 $1.245209 $1.148251 $0.921074 $1.173868 $1.108418	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.145390 $1.128553 $1.039162 $0.973793 $1.000000	$1.115812 $1.145390 $1.128553 $1.039162 $0.973793	32,080.321 75,834.582 80,352.106 76,373.518 0.000
TA Asset Allocation - Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.561313 $1.526669 $1.209315 $1.078876 $1.145781 $1.001246 $0.774742 $1.289208 $1.201838 $1.044152	$1.524319 $1.561313 $1.526669 $1.209315 $1.078876 $1.145781 $1.001246 $0.774742 $1.289208 $1.201838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.240703 $1.216633 $0.966941 $0.864227 $1.000000	$1.209000 $1.240703 $1.216633 $0.966941 $0.864227	0.000 181,578.665 183,054.366 1,862.316 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.574369 $1.538879 $1.361941 $1.250144 $1.248445 $1.136175 $0.902909 $1.225068 $1.139932 $1.027143	$1.532419 $1.574369 $1.538879 $1.361941 $1.250144 $1.248445 $1.136175 $0.902909 $1.225068 $1.139932	25,923.763 26,219.078 26,137.709 25,710.000 27,392.465 27,094.222 27,433.961 29,559.349 30,732.227 18,362.770
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.181191 $1.156328 $1.025792 $0.944386 $1.000000	$1.146775 $1.181191 $1.156328 $1.025792 $0.944386	3,202.026 4,385.927 4,648.929 2,983.935 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.575714 $1.543113 $1.298405 $1.178779 $1.208393 $1.076789 $0.843977 $1.260885 $1.174821 $1.036680	$1.533628 $1.575714 $1.543113 $1.298405 $1.178779 $1.208393 $1.076789 $0.843977 $1.260885 $1.174821	25,609.912 26,205.160 26,598.515 27,278.220 28,142.150 28,755.439 29,328.580 29,727.030 29,590.961 18,089.031
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.205289 $1.181792 $0.997221 $0.907584 $1.000000	$1.169667 $1.205289 $1.181792 $0.997221 $0.907584	132,201.516 136,397.385 109,617.523 102,742.121 37,342.248
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.670568 $1.496027 $1.153811 $1.037409 $1.014324 $0.922539 $0.812949 $1.235217 $1.185815 $1.018750	$1.603300 $1.670568 $1.496027 $1.153811 $1.037409 $1.014324 $0.922539 $0.812949 $1.235217 $1.185815	92,693.418 93,870.028 126,236.897 132,339.313 88,312.590 0.000 0.000 0.000 0.000 0.000
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.132937 $1.119484 $0.983665 $0.899363 $1.000000	$1.114032 $1.132937 $1.119484 $0.983665 $0.899363	88,054.935 89,033.176 94,898.281 103,287.576 559.465
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.923401 $9.999631	$9.540684 $9.923401	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.883427 $9.999631	$9.341707 $9.883427	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.233621 $1.179380 $1.054508 $0.962857 $1.000000	$1.226573 $1.233621 $1.179380 $1.054508 $0.962857	27,966.765 29,656.126 26,411.693 21,396.336 1,049.974
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.630444 $1.442162 $1.394334 $1.118250 $1.191627 $1.034859 $0.779146 $1.358302 $1.462510 $1.032563	$1.613380 $1.630444 $1.442162 $1.394334 $1.118250 $1.191627 $1.034859 $0.779146 $1.358302 $1.462510	31,815.589 31,424.668 32,149.548 42,129.857 22,380.675 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Initial Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.170054 $1.180911 $1.052390 $0.937150 $1.016279 $0.923834 $0.715524 $1.125210 $1.039903 $1.000000	$1.145702 $1.170054 $1.180911 $1.052390 $0.937150 $1.016279 $0.923834 $0.715524 $1.125210 $1.039903	68,181.413 68,193.943 68,882.733 69,729.755 67,557.866 68,341.337 68,447.676 66,547.354 66,382.912 40,712.563
TA International Moderate Growth - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.058573 $1.071783 $0.957283 $0.854903 $1.000000	$1.033959 $1.058573 $1.071783 $0.957283 $0.854903	103,490.221 103,752.672 102,842.960 40,459.167 0.000
TA Janus Balanced - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.163481 $1.083852 $0.914758 $0.816804 $1.000000	$1.159698 $1.163481 $1.083852 $0.914758 $0.816804	15,289.724 15,470.849 15,649.947 15,834.880 16,007.661
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.174372 $2.183828 $1.576563 $1.451849 $1.563256 $1.172729 $0.733684 $1.372152 $1.124887 $1.028093	$2.055709 $2.174372 $2.183828 $1.576563 $1.451849 $1.563256 $1.172729 $0.733684 $1.372152 $1.124887	55,911.655 82,8715.844 59,527.590 53,228.393 40,143.155 0.000 0.000 0.000 0.000 0.000
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.019147 $1.844559 $1.345549 $1.167519 $1.180183 $1.056017 $0.752302 $1.199641 $1.080646 $1.064609	$2.239305 $2.019147 $1.844559 $1.345549 $1.167519 $1.180183 $1.056017 $0.752302 $1.199641 $1.080646	41,521.313 44,424.572 45,218.009 67,583.062 60,978.901 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.117501 $1.068039 $1.096178 $1.051158 $1.000000	$1.116221 $1.117501 $1.068039 $1.096178 $1.051158	149,919.680 161,444.796 240,173.697 104,641.086 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.941641 $1.708077 $1.294751 $1.117830 $1.114608 $0.972099 $0.753509 $1.208140 $1.160928 $1.011303	$1.931518 $1.941641 $1.708077 $1.294751 $1.117830 $1.114608 $0.972099 $0.753509 $1.208140 $1.160928	29,264.324 30,614.379 58,843.281 31,546.685 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.668394 $1.457469 $1.113617 $0.930386 $1.000000	$1.612120 $1.668394 $1.457469 $1.113617 $0.930386	64,730.664 56,501.430 56,451.923 54,484.125 41,391.610
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.188894 $1.123665 $1.071991 $1.002002 $1.000000	$1.178811 $1.188894 $1.123665 $1.071991 $1.002002	183,856.034 187,181.631 191,085.579 198,619.509 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.194653 $1.106200 $1.015947 $1.000000	$1.164609 $1.194653 $1.106200 $1.015947	42,833.375 43,640.502 44,326.211 26,556.198
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.253044 $1.163522 $1.010962 $1.000000	$1.210646 $1.253044 $1.163522 $1.010962	38,973.025 39,599.687 40,742.975 21,499.525
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.324930 $1.272992 $1.147530 $1.063423 $1.052752 $0.955350 $0.823524 $1.000000	$1.295661 $1.324930 $1.272992 $1.147530 $1.063423 $1.052752 $0.955350 $0.823524	133,039.616 135,733.994 138,482.940 2,673.021 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.176495 $1.122934 $1.049585 $0.988894 $1.000000	$1.163172 $1.176495 $1.122934 $1.049585 $0.988894	235,811.388 245,130.259 251,310.313 33,405.723 16,859.293
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.341392 $1.295956 $1.095962 $0.986884 $1.002679 $0.891289 $0.726808 $1.000000	$1.288452 $1.341392 $1.295956 $1.095962 $0.986884 $1.002679 $0.891289 $0.726808	296,405.240 313,812.249 302,872.099 256,975.296 17,650.329 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.214937 $1.129540 $0.992720 $1.000000	$1.170287 $1.214937 $1.129540 $0.992720	18,196.995 22,247.716 21,223.671 0.000
TA MFS International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.591018 $1.685376 $1.433609 $1.178896 $1.316590 $1.196890 $0.906126 $1.406619 $1.294502 $1.056577	$1.585114 $1.591018 $1.685376 $1.433609 $1.178896 $1.316590 $1.196890 $0.906126 $1.406619 $1.294502	19,618.729 33,867.672 33,782.939 41,114.755 60,756.649 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.064733 $1.956558 $1.325714 $1.152517 $1.229059 $0.968791 $0.760806 $1.200984 $1.194047 $1.011680	$2.297768 $2.064733 $1.956558 $1.325714 $1.152517 $1.229059 $0.968791 $0.760806 $1.200984 $1.194047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.985373 $1.799767 $1.530893 $1.366119 $1.319017 $1.067478 $0.849017 $1.261632 $1.115560 $1.026867	$1.980722 $1.985373 $1.799767 $1.530893 $1.366119 $1.319017 $1.067478 $0.849017 $1.261632 $1.115560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.693312 $1.539339 $1.313124 $1.173573 $1.136215 $1.000000	$1.684669 $1.693312 $1.539339 $1.313124 $1.173573 $1.136215	0.000 2,362.360 2,389.250 1,162.844 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.101770 $1.026353 $0.921771 $0.916911 $1.000000	$1.068913 $1.101770 $1.026353 $0.921771 $0.916911	5,611.393 5,611.393 5,611.393 5,611.393 5,611.393
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.030823 $0.952384 $0.884535 $0.875201 $1.000000	$1.004889 $1.030823 $0.952384 $0.884535 $0.875201	0.000 0.000 0.000 0.000 0.000
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.026712 $0.969353 $0.833635 $0.831637 $1.000000	$0.986789 $1.026712 $0.969353 $0.833635 $0.831637	0.000 0.000 0.000 0.000 604.849
TA PIMCO Total Return - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.529294 $1.467586 $1.512704 $1.412888 $1.335515 $1.251495 $1.083399 $1.119544 $1.032235 $1.994966	$1.532943 $1.529294 $1.467586 $1.512704 $1.412888 $1.335515 $1.251495 $1.083399 $1.119544 $1.032235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.293833 $1.245614 $1.286799 $1.204425 $1.141904 $1.072648 $0.930858 $1.000000	$1.294705 $1.293833 $1.245614 $1.286799 $1.204425 $1.141904 $1.072648 $0.930858	96,714.687 95,962.050 93,109.786 166,348.109 82,950.820 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.052996 $1.023168 $1.136273 $1.073796 $1.000000	$1.018227 $1.052996 $1.023168 $1.136273 $1.073796	81,779.672 82,909.090 81,615.524 88,967.186 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$0.270579 $0.365226 $0.668327 $0.951322 $1.000000	$0.249729 $0.270579 $0.365226 $0.668327 $0.951322	0.000 0.000 0.000 41,188.808 79,127.803
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.153541 $1.118401 $1.049248 $0.987060 $1.000000	$1.121278 $1.153541 $1.118401 $1.049248 $0.987060	11,230.442 15,382.813 16,305.194 17,376.324 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.189707 $1.153349 $1.042640 $0.967116 $1.000000	$1.133729 $1.189707 $1.153349 $1.042640 $0.967116	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.219400 $1.186620 $1.023079 $0.926240 $1.000000	$1.134613 $1.219400 $1.186620 $1.023079 $0.926240	41,923.692 40,781.274 40,934.850 22,517.805 581.419
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.979779 $1.889926 $1.392655 $1.201994 $1.240354 $0.955375 $0.670107 $1.000000	$1.921399 $1.979779 $1.889926 $1.392655 $1.201994 $1.240354 $0.955375 $0.670107	21,010.719 22,552.505 21,255.910 19,756.011 7,829.733 0.000 0.000 0.000
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.422649 $2.283962 $1.592444 $1.382686 $1.365780 $1.020583 $0.739123 $1.164681 $1.067381 $1.035043	$2.470496 $2.422649 $2.283962 $1.592444 $1.382686 $1.365780 $1.020583 $0.739123 $1.164681 $1.067381	62,998.693 70,272.229 90,943.594 93,169.682 78,825.934 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.074148 $1.894154 $1.429521 $1.225972 $1.260031 $1.062095 $0.733700 $1.272514 $1.170054 $1.065227	$2.032367 $2.074148 $1.894154 $1.429521 $1.225972 $1.260031 $1.062095 $0.733700 $1.272514 $1.170054	1,934.017 8,455.840 7,905.934 6,246.973 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.443437 $1.529212 $1.235376 $1.062909 $1.245728 $1.153528 $0.920465 $1.511619 $1.313506 $1.068284	$1.455895 $1.443437 $1.529212 $1.235376 $1.062909 $1.245728 $1.153528 $0.920465 $1.511619 $1.313506	4,028.203 3,217.029 2,105.217 11,667.998 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.708509 $1.544679 $1.171345 $1.039722 $1.084883 $0.925015 $0.719205 $1.338001 $1.155832 $1.067964	$1.817321 $1.708509 $1.544679 $1.171345 $1.039722 $1.084883 $0.925015 $0.719205 $1.338001 $1.155832	18,415.325 17,861.806 18,799.203 19,573.635 5,853.471 0.000 0.000 0.000 0.000 0.000
Equity Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.569709 $1.389151 $1.055677 $0.915306 $0.901973 $0.788445 $0.626355 $0.997677 $1.000000	$1.582463 $1.569709 $1.389151 $1.055677 $0.915306 $0.901973 $0.788445 $0.626355 $0.997677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Equity Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.590226 $1.410115 $1.073748 $0.932837 $1.000000	$1.599963 $1.590226 $1.410115 $1.073748 $0.932837	175,737.353 176,100.278 183,644.585 204,251.110 68,894.374
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
International Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.148212 $1.227715 $1.000553 $0.836604 $0.971926 $0.843652 $0.593513 $1.082358 $1.000000	$1.134289 $1.148212 $1.227715 $1.000553 $0.836604 $0.971926 $0.843652 $0.593513 $1.082358	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.075982 $1.152783 $0.941354 $0.788670 $1.000000	$1.060817 $1.075982 $1.152783 $0.941354 $0.788670	197,252.211 187,322.015 182,052.548 180,531.102 182,660.491
Mid-Cap Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.680501 $1.486054 $1.106316 $0.959558 $0.983914 $0.788340 $0.564133 $0.973941 $1.000000	$1.648973 $1.680501 $1.486054 $1.106316 $0.959558 $0.983914 $0.788340 $0.564133 $0.973941	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.532490 $1.357860 $1.012894 $0.880281 $1.000000	$1.500745 $1.532490 $1.357860 $1.012894 $0.880281	66,839.382 68,699.369 71,532.241 73,248.657 127,363.244
REIT Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.385767 $1.069879 $1.050198 $0.898142 $0.831968 $0.651624 $0.506837 $0.811323 $1.000000	$1.410238 $1.385767 $1.069879 $1.050198 $0.898142 $0.831968 $0.651624 $0.506837 $0.811323	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.469202 $1.136542 $1.117865 $0.957921 $1.000000	$1.492177 $1.469202 $1.136542 $1.117865 $0.957921	97,323.232 98,188.778 51,373.540 76,490.744 35,741.397
Short-Term Investment-Grade Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271513 $1.255210 $1.247394 $1.200024 $1.181594 $1.128042 $0.995196 $1.035463 $1.000000	$1.280040 $1.271513 $1.255210 $1.247394 $1.200024 $1.181594 $1.128042 $0.995196 $1.035463	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.054630 $1.043174 $1.038770 $1.001311 $1.000000	$1.059593 $1.054630 $1.043174 $1.038770 $1.001311	337,373.864 274,868.331 368,721.548 327,609.121 269,492.284
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Total Bond Market Index Portfolio Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.394332 $1.322681 $1.359766 $1.313074 $1.225216 $1.155607 $1.095705 $1.045951 $1.000000	$1.392725 $1.394332 $1.322681 $1.359766 $1.313074 $1.225216 $1.155607 $1.095705 $1.045951	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(2) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.113768 $1.058643 $1.090487 $1.055136 $1.000000	$1.110272 $1.113768 $1.058643 $1.090487 $1.055136	282,107.969 292,073.970 336,900.042 586,585.171 547,807.050
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.273432 $1.338086 $1.098414 $0.907662 $1.067876 $0.858705 $0.575883 $1.063410 $1.000000	$1.268943 $1.273432 $1.338086 $1.098414 $0.907662 $1.067876 $0.858705 $0.575883 $1.063410	98,895.522 91,409.430 88,966.530 75,796.541 6,289.461 0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.631221 $1.563737 $1.174382 $0.982948 $1.023098 $0.833141 $0.588415 $0.979972 $1.000000	$1.614023 $1.631221 $1.563737 $1.174382 $0.982948 $1.023098 $0.833141 $0.588415 $0.979972	20,400.088 33,750.485 34,520.115 37,558.509 19,127.555 0.000 0.000 0.000 0.000

Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.800020 $1.651946 $1.231053 $1.053158 $0.995856 $0.885503 $0.737979 $1.248091 $1.193840 $1.023569	$1.820243 $1.800020 $1.651946 $1.231053 $1.053158 $0.995856 $0.885503 $0.737979 $1.248091 $1.193840	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.883244 $1.659254 $1.214774 $1.044059 $1.088014 $0.993592 $0.726867 $1.211466 $1.069503 $1.079618	$2.081415 $1.883244 $1.659254 $1.214774 $1.044059 $1.088014 $0.993592 $0.726867 $1.211466 $1.069503	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.555512 $1.418111 $1.192441 $1.041663 $1.086333 $0.925297 $0.670942 $1.000000	$1.556453 $1.555512 $1.418111 $1.192441 $1.041663 $1.086333 $0.925297 $0.670942	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio - Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.665692 $1.492437 $1.140187 $0.982357 $1.010823 $0.864940 $0.639256 $1.115357 $1.000000	$1.671849 $1.665692 $1.492437 $1.140187 $0.982357 $1.010823 $0.864940 $0.639256 $1.115357	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.012489 $1.807836 $1.384667 $1.195827 $1.233757 $1.058321 $0.783571 $1.371375 $1.172619 $1.055475	$2.014802 $2.012489 $1.807836 $1.384667 $1.195827 $1.233757 $1.058321 $0.783571 $1.371375 $1.172619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio—Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.325283 $1.222665 $0.956969 $0.818239 $0.812794 $0.707990 $0.545365 $0.953858 $1.000000	$1.268933 $1.325283 $1.222665 $0.956969 $0.818239 $0.812794 $0.707990 $0.545365 $0.953858	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.695006 $1.567198 $1.229705 $1.053704 $1.049975 $0.916420 $0.707685 $1.241190 $1.229285 $1.028072	$1.618316 $1.695006 $1.567198 $1.229705 $1.053704 $1.049975 $0.916420 $0.707685 $1.241190 $1.229285	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio—Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.720489 $1.550481 $1.140664 $0.997571 $0.998540 $0.806562 $0.630599 $1.197174 $1.000000	$1.838411 $1.720489 $1.550481 $1.140664 $0.997571 $0.998540 $0.806562 $0.630599 $1.197174	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.943790 $1.756217 $1.295210 $1.135568 $1.139344 $0.922600 $0.723135 $1.376500 $1.090047 $1.025883	$2.071775 $1.943790 $1.756217 $1.295210 $1.135568 $1.139344 $0.922600 $0.723135 $1.376500 $1.090047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.706213 $1.610117 $1.185458 $1.035459 $1.161864 $0.904527 $0.647630 $1.072673 $1.000000	$1.677479 $1.706213 $1.610117 $1.185458 $1.035459 $1.161864 $0.904527 $0.647630 $1.072673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.123826 $2.009012 $1.483080 $1.298463 $1.460893 $1.139657 $0.817928 $1.358400 $1.181309 $1.054103	$2.082987 $2.123826 $2.009012 $1.483080 $1.298463 $1.460893 $1.139657 $0.817928 $1.358400 $1.181309	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447888 $1.359826 $1.045181 $0.823625 $0.905863 $0.717488 $0.456666 $0.937852 $1.000000	$1.400427 $1.447888 $1.359826 $1.045181 $0.823625 $0.905863 $0.717488 $0.456666 $0.937852	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2(2) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.916340 $1.804559 $1.390320 $1.097482 $1.210125 $0.960726 $0.613174 $1.262494 $1.200956 $1.038326	$1.849656 $1.916340 $1.804559 $1.390320 $1.097482 $1.210125 $0.960726 $0.613174 $1.262494 $1.200956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.459813 $1.353619 $0.971196 $1.000000	$1.524587 $1.459813 $1.353619 $0.971196	0.000 0.000 0.000 0.000
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.411020 $1.330301 $1.001192 $0.853521 $0.886155 $0.831092 $0.564225 $1.176625 $1.164285 $1.033956	$1.256901 $1.411020 $1.330301 $1.001192 $0.853521 $0.886155 $0.831092 $0.564225 $1.176625 $1.164285	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.434566 $2.175543 $1.652602 $1.416884 $1.444997 $1.154668 $0.801781 $1.432390 $1.180139 $1.044674	$2.518718 $2.434566 $2.175543 $1.652602 $1.416884 $1.444997 $1.154668 $0.801781 $1.432390 $1.180139	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.610169 $1.506783 $1.179995 $0.987444 $1.151459 $0.999758 $0.729792 $1.326230 $1.216340 $1.034449	$1.564695 $1.610169 $1.506783 $1.179995 $0.987444 $1.151459 $0.999758 $0.729792 $1.326230 $1.216340	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.151432 $2.332693 $1.656800 $1.374537 $1.540274 $1.136448 $0.699637 $1.160274 $1.138152 $1.010851	$2.098982 $2.151432 $2.332693 $1.656800 $1.374537 $1.540274 $1.136448 $0.699637 $1.160274 $1.138152	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.638996 $1.518811 $1.282966 $1.160004 $1.145323 $1.047826 $0.892734 $1.152723 $1.112422 $0.999561	$1.624618 $1.638996 $1.518811 $1.282966 $1.160004 $1.145323 $1.047826 $0.892734 $1.152723 $1.112422	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund–Class II Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.888026 $0.946002 $0.948532 $0.814666 $1.053046 $0.909430 $0.562268 $1.338281 $1.000000	$0.740884 $0.888026 $0.946002 $0.948532 $0.814666 $1.053046 $0.909430 $0.562268 $1.338281	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.453381 $1.380959 $1.292276 $1.221161 $1.202997 $1.104052 $0.843407 $1.340057 $1.132976 $1.024694	$1.447935 $1.453381 $1.380959 $1.292276 $1.221161 $1.202997 $1.104052 $0.843407 $1.340057 $1.132976	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.261393 $1.200850 $1.126843 $1.068317 $1.053973 $1.000000	$1.252347 $1.261393 $1.200850 $1.126843 $1.068317 $1.053973	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.848970 $1.783565 $1.678220 $1.434181 $1.373006 $1.224785 $0.834344 $1.118777 $1.101707 $0.995970	$1.765607 $1.848970 $1.783565 $1.678220 $1.434181 $1.373006 $1.224785 $0.834344 $1.118777 $1.101707	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class(4) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.109157 $1.112442 $1.115727 $1.119030 $1.122306 $1.125591 $1.127493 $1.104459 $1.054750 $1.010113	$1.105872 $1.109157 $1.112442 $1.115727 $1.119030 $1.122306 $1.125591 $1.127493 $1.104459 $1.054750	0.000 0.000 0.000 0.000 0.000 0.000 0.000 216,202.713 289,415.377 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451 $1.087635 $1.028694 $0.999078	$1.444784 $1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451 $1.087635 $1.028694	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Initial Class Subaccount inception date 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451 $1.000000	$1.444784 $1.447693 $1.387456 $1.423439 $1.357893 $1.265687 $1.215937 $1.167451	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.278490 $1.228023 $1.263110 $1.208135 $1.129468 $1.086947 $1.046301 $1.000000	$1.272428 $1.278490 $1.228023 $1.263110 $1.208135 $1.129468 $1.086947 $1.046301	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.528930 $1.500667 $1.376273 $1.284588 $1.255105 $1.155660 $0.925628 $1.177911 $1.110566 $1.017771	$1.494520 $1.528930 $1.500667 $1.376273 $1.284588 $1.255105 $1.155660 $0.925628 $1.177911 $1.110566	0.000 0.000 0.000 0.000 0.000 0.000 252,127.179 0.000 0.000 114,505.658
TA Asset Allocation - Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.583211 $1.545766 $1.222625 $1.089116 $1.154934 $1.007729 $0.778591 $1.293669 $1.204183 $1.044633	$1.548005 $1.583211 $1.545766 $1.222625 $1.089116 $1.154934 $1.007729 $0.778591 $1.293669 $1.204183	254,625.889 428,975.058 461,243.876 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.596410 $1.558100 $1.376896 $1.261976 $1.258385 $1.143508 $0.907375 $1.229282 $1.142138 $1.027618	$1.556193 $1.596410 $1.558100 $1.376896 $1.261976 $1.258385 $1.143508 $0.907375 $1.229282 $1.142138	224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678 224,979.678
TA Asset Allocation - Moderate Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.597804 $1.562408 $1.312670 $1.189945 $1.218012 $1.083736 $0.848156 $1.265233 $1.177111 $1.037156	$1.557455 $1.597804 $1.562408 $1.312670 $1.189945 $1.218012 $1.083736 $0.848156 $1.265233 $1.177111	15,049.762 16,096.689 17,175.412 483,894.559 522,075.278 506,975.108 153,402.367 252,878.704 180,551.249 346,675.273
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.694016 $1.514758 $1.166517 $1.047255 $1.022422 $0.928508 $0.816993 $1.239493 $1.188125 $1.019220	$1.628239 $1.694016 $1.514758 $1.166517 $1.047255 $1.022422 $0.928508 $0.816993 $1.239493 $1.188125	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.653291 $1.460185 $1.409649 $1.128833 $1.201114 $1.041546 $0.783001 $1.362974 $1.465339 $1.033039	$1.638425 $1.653291 $1.460185 $1.409649 $1.128833 $1.201114 $1.041546 $0.783001 $1.362974 $1.465339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Initial Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.185290 $1.194507 $1.062923 $0.945098 $1.023376 $0.928906 $0.718385 $1.128015 $1.040927 $1.000000	$1.162360 $1.185290 $1.194507 $1.062923 $0.945098 $1.023376 $0.928906 $0.718385 $1.128015 $1.040927	0.000 0.000 0.000 0.000 0.000 16,400.348 16,664.523 16,952.840 17,177.609 42,944.397
TA Janus Mid-Cap Growth - Initial Class(8) Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.204823 $2.211107 $1.593882 $1.465593 $1.575704 $1.180303 $0.737330 $1.376909 $1.127089 $1.028569	$2.087625 $2.204823 $2.211107 $1.593882 $1.465593 $1.575704 $1.180303 $0.737330 $1.376909 $1.127089	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.047483 $1.867656 $1.360370 $1.178612 $1.189620 $1.062864 $0.756050 $1.203805 $1.082768 $1.065096	$2.274120 $2.047483 $1.867656 $1.360370 $1.178612 $1.189620 $1.062864 $0.756050 $1.203805 $1.082768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.968852 $1.729434 $1.308978 $1.128428 $1.123500 $0.978392 $0.757250 $1.212328 $1.163194 $1.011772	$1.961513 $1.968852 $1.729434 $1.308978 $1.128428 $1.123500 $0.978392 $0.757250 $1.212328 $1.163194	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.338192 $1.283807 $1.155560 $1.069257 $1.056958 $0.957730 $0.824341 $1.000000	$1.310582 $1.338192 $1.283807 $1.155560 $1.069257 $1.056958 $0.957730 $0.824341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.354800 $1.306971 $1.103627 $0.992294 $1.006681 $0.893509 $0.727540 $1.000000	$1.303270 $1.354800 $1.306971 $1.103627 $0.992294 $1.006681 $0.893509 $0.727540	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.613314 $1.706443 $1.449358 $1.190058 $1.327084 $1.204634 $0.910625 $1.411487 $1.297029 $1.057064	$1.609720 $1.613314 $1.706443 $1.449358 $1.190058 $1.327084 $1.204634 $0.910625 $1.411487 $1.297029	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.093712 $1.981054 $1.340313 $1.163461 $1.238884 $0.975072 $0.764592 $1.205139 $1.196383 $1.012149	$2.333512 $2.093712 $1.981054 $1.340313 $1.163461 $1.238884 $0.975072 $0.764592 $1.205139 $1.196383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.013241 $1.822310 $1.547750 $1.379093 $1.329559 $1.074404 $0.853247 $1.266001 $1.117741 $1.027341	$2.011519 $2.013241 $1.822310 $1.547750 $1.379093 $1.329559 $1.074404 $0.853247 $1.266001 $1.117741	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.705173 $1.547805 $1.318379 $1.176507 $1.137365 $1.000000	$1.698995 $1.705173 $1.547805 $1.318379 $1.176507 $1.137365	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.550701 $1.485920 $1.529321 $1.426252 $1.346139 $1.259568 $1.088763 $1.123404 $1.034254 $0.995422	$1.556732 $1.550701 $1.485920 $1.529321 $1.426252 $1.346139 $1.259568 $1.088763 $1.123404 $1.034254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008	$1.307313 $1.256722 $1.296333 $1.211525 $1.146932 $1.075759 $0.932173 $1.000000	$1.310144 $1.307313 $1.256722 $1.296333 $1.211525 $1.146932 $1.075759 $0.932173	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.000451 $1.906810 $1.403001 $1.209099 $1.245818 $0.958156 $0.671049 $1.000000	$1.944360 $2.000451 $1.906810 $1.403001 $1.209099 $1.245818 $0.958156 $0.671049	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.456686 $2.312593 $1.610012 $1.395840 $1.376707 $1.027214 $0.742809 $1.168725 $1.069476 $1.035523	$2.508951 $2.456686 $2.312593 $1.610012 $1.395840 $1.376707 $1.027214 $0.742809 $1.168725 $1.069476	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.103260 $1.917872 $1.445256 $1.237605 $1.270101 $1.068977 $0.737355 $1.276919 $1.172339 $1.065723	$2.063970 $2.103260 $1.917872 $1.445256 $1.237605 $1.270101 $1.068977 $0.737355 $1.276919 $1.172339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.463650 $1.548314 $1.248934 $1.072962 $1.255647 $1.160984 $0.925030 $1.516840 $1.316073 $1.068777	$1.478492 $1.463650 $1.548314 $1.248934 $1.072962 $1.255647 $1.160984 $0.925030 $1.516840 $1.316073	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount inception date September 8, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.732415 $1.563958 $1.184205 $1.049562 $1.093531 $0.930997 $0.722775 $1.342640 $1.158087 $1.068455	$1.845499 $1.732415 $1.563958 $1.184205 $1.049562 $1.093531 $0.930997 $0.722775 $1.342640 $1.158087	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Equity Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.587796 $1.403065 $1.064656 $0.921702 $0.906923 $0.791594 $0.627920 $0.998672 $1.000000	$1.603106 $1.587796 $1.403065 $1.064656 $0.921702 $0.906923 $0.791594 $0.627920 $0.998672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.161461 $1.240028 $1.009072 $0.842466 $0.977282 $0.847032 $0.595002 $1.083441 $1.000000	$1.149092 $1.161461 $1.240028 $1.009072 $0.842466 $0.977282 $0.847032 $0.595002 $1.083441	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Mid-Cap Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.699891 $1.500959 $1.115749 $0.966284 $0.989329 $0.791499 $0.565548 $0.974918 $1.000000	$1.670488 $1.699891 $1.500959 $1.115749 $0.966284 $0.989329 $0.791499 $0.565548 $0.974918	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
REIT Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.401761 $1.080607 $1.059148 $0.904434 $0.836547 $0.654238 $0.508117 $0.812136 $1.000000	$1.428644 $1.401761 $1.080607 $1.059148 $0.904434 $0.836547 $0.654238 $0.508117 $0.812136	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Short-Term Investment-Grade Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.286217 $1.267821 $1.258051 $1.208452 $1.188116 $1.132568 $0.997688 $1.036506 $1.000000	$1.296770 $1.286217 $1.267821 $1.258051 $1.208452 $1.188116 $1.132568 $0.997688 $1.036506	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Total Bond Market Index Portfolio(2) Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.410413 $1.335927 $1.371326 $1.322248 $1.231938 $1.160220 $1.098444 $1.047003 $1.000000	$1.410873 $1.410413 $1.335927 $1.371326 $1.322248 $1.231938 $1.160220 $1.098444 $1.047003	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Wanger International Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.288120 $1.351501 $1.107774 $0.914020 $1.073754 $0.862137 $0.577319 $1.064466 $1.000000	$1.285500 $1.288120 $1.351501 $1.107774 $0.914020 $1.073754 $0.862137 $0.577319 $1.064466	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Wanger USA Subaccount inception date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.650029 $1.579409 $1.184393 $0.989836 $1.028728 $0.836485 $0.589895 $0.980954 $1.000000	$1.635072 $1.650029 $1.579409 $1.184393 $0.989836 $1.028728 $0.836485 $0.589895 $0.980954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
95

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%
96

FINANCIAL STATEMENTS AND SCHEDULES –

STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2015, 2014 and 2013

Independent Auditor’s Report

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company, which comprise the statutory balance sheets as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flow for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

1

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Stonebridge Life Insurance Company into the Company on October 1, 2015 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance as of December 31, 2015 and 2014 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and 2014 and for the years then ended. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2016

2

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company, which comprise the statement of operations, changes in capital and surplus, and cash flows for the year ended December 31, 2013, and the related notes to the financial statements. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Iowa the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

3

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flows of Transamerica Life Insurance Company for the year ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Transamerica Life Insurance Company for the year ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

April 25, 2016

4

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$2,260,958	$3,176,361
Bonds:
Affiliated entities	63,750	69,250
Unaffiliated entities	34,033,320	35,616,361
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated entities	99,102	114,030
Common stocks:
Affiliated entities (cost: 2015 - $1,328,112; 2014 - $1,442,034)	1,961,018	1,819,247
Unaffiliated entities (cost: 2015 - $111,416; 2014 - $118,570)	126,649	134,459
Mortgage loans on real estate	5,363,099	5,544,697
Real estate, at cost less accumulated depreciation (2015 - $67,364; 2014 - $59,378):
Home office properties	94,268	86,121
Investment properties	8,132	8,069
Properties held for sale	29,115	6,465
Policy loans	649,738	684,307
Receivables for securities	17,469	3,126
Securities lending reinvested collateral assets	2,760,922	2,906,259
Derivatives	1,157,993	1,033,680
Collateral balance	18,789	413
Other invested assets	2,653,261	1,733,562

Total cash and invested assets	51,304,745	52,943,569
Accrued investment income	474,170	454,729
Cash surrender value of life insurance policies	338,835	333,249
Premiums deferred and uncollected	139,516	203,170
Current federal income tax recoverable	230,939	3,213
Net deferred income tax asset	758,152	729,877
Reinsurance receivable	90,803	243,001
Receivable from parent, subsidiaries and affiliates	74,424	166,327
Accounts receivable	206,315	270,916
General agents pension fund	48,200	50,472
Reinsurance deposit receivable	203,429	190,564
Amounts incurred under modified coinsurance agreement	5,729	13,259
Health care receivable	12,735	8,997
Goodwill	6,322	13,269
Other assets	12,913	11,879
Separate account assets	72,128,772	70,574,605

Total admitted assets	$126,035,999	$126,211,096

5

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,303,618	$15,192,568
Annuity	14,746,039	16,342,660
Accident and health	4,824,046	4,520,974
Policy and contract claim reserves:
Life	342,094	282,636
Accident and health	259,538	258,564
Liability for deposit-type contracts	2,738,140	3,068,610
Other policyholders’ funds	18,987	22,811
Federal income taxes payable	—	9,953
Municipal reverse repurchase agreements	90,299	89,271
Remittances and items not allocated	246,332	302,828
Case level liability	1,606	1,858
Payable for derivative cash collateral	1,057,984	1,244,697
Asset valuation reserve	740,321	747,986
Interest maintenance reserve	967,414	1,100,674
Funds held under reinsurance treaties	4,214,772	3,334,378
Reinsurance in unauthorized reinsurers	1,259	1,083
Commissions and expense allowances payable on reinsurance assumed	30,336	30,545
Payable to parent, subsidiaries and affiliates	18,965	9,820
Payable for securities	504	1,638
Payable for securities lending	2,760,922	2,906,259
Borrowed money	496,528	465,485
Transfers from separate accounts due or accrued (including $(1,605,567) and $(1,540,831) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2015 and 2014, respectively)	(1,633,424)	(1,542,561)
Amounts withheld or retained	175,597	196,080
General expenses due or accrued	149,313	124,127
Derivatives	795,914	725,892
Other liabilities	218,198	308,430
Separate account liabilities	72,012,055	70,464,700

Total liabilities	120,577,357	120,211,966
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2015 and 2014	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2015 and 2014; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and outstanding (total liquidation value - $1,171,540) at December 31, 2015 and 2014	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2015 and 2014	(58,000)	(58,000)
Surplus notes	150,000	150,000
ACA section 9010 estimated assessment	2,292	667
Paid-in surplus	3,102,701	3,416,086
Unassigned surplus	2,253,290	2,482,018

Total capital and surplus	5,458,642	5,999,130

Total liabilities and capital and surplus	$126,035,999	$126,211,096

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,118,724	$2,379,691	$1,361,294
Annuity	12,918,362	16,651,064	13,493,424
Accident and health	771,929	(2,795,472)	1,041,046
Net investment income	2,323,782	2,354,940	2,466,599
Amortization of interest maintenance reserve	93,679	43,809	51,498
Commissions and expense allowances on reinsurance ceded	581,925	89,276	604,987
Income from fees associated with investment management, administration and contract guarantees for separate accounts	1,187,712	978,879	759,484
Reserve adjustment on reinsurance ceded	(193,428)	3,765,251	(82,824)
IMR adjustment due to reinsurance	—	—	(1,535)
Consideration received on reinsurance recapture and novations	310	195,620	244,868
Income from administrative service agreement with affiliate	133,831	124,653	96,209
Other income	141,506	116,319	112,888

	19,078,332	23,904,030	20,147,938
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,376,211	1,295,905	1,166,371
Accident and health benefits	427,224	750,045	638,530
Annuity benefits	1,163,511	1,088,046	1,061,005
Surrender benefits	9,667,641	7,886,427	6,570,791
Other benefits	120,092	133,789	167,762
Increase (decrease) in aggregate reserves for policies and contracts:
Life	124,129	(212,366)	412,392
Annuity	(1,579,370)	1,287,318	(811,514)
Accident and health	304,113	143,401	138,092

	11,603,551	12,372,565	9,343,429
Insurance expenses:
Commissions	1,324,143	1,487,608	1,310,203
General insurance expenses	913,523	950,792	901,733
Taxes, licenses and fees	127,045	131,968	101,713
Net transfers to separate accounts	5,151,857	8,510,556	7,252,579
Change in case level liability	(252)	(827)	(1,011)
Funds withheld on ceded investment income	122,167	316,060	329,835
Consideration paid on reinsurance recapture transactions	861	67,769	—
Reinsurance transaction - modco reserve adjustment on reinsurance assumed	(228,984)	(243,577)	(234,885)
Other benefits and expenses	(990)	5,487	(4,741)

	7,409,370	11,225,836	9,655,426

Total benefits and expenses	19,012,921	23,598,401	18,998,855

Gain from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital (losses) gains on investments	$65,411	$305,629	$1,149,083

7

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Dividends to policyholders	$5,894	$8,045	$8,579

Gain from operations before federal income tax (benefit) expense and net realized capital (losses) gains on investments	59,517	297,584	1,140,504
Federal income tax (benefit) expense	(32,278)	250,565	(280,164)

Gain from operations before net realized capital (losses) gains on investments	91,795	47,019	1,420,668
Net realized capital (losses) gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(342,668)	288,404	(1,281,444)

Net (loss) income	$(250,873)	$335,423	$139,224

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2013
As originally presented	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563
Merger of Stonebridge Life Insurance Company (SLIC)	2,500	—	—	—	—	33,083	78,163	113,746
Merger adjustment - retire SLIC stock	(2,500)	—	—	—	—	2,500	—	—

Balance at January 1, 2013	$6,762	$1,597	$(58,000)	$—	$150,000	$3,381,648	$2,102,302	$5,584,309
Net income	—	—	—	—	—	—	139,224	139,224
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(331,618)	(331,618)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	(12,070)	(12,070)
Change in net deferred income tax asset	—	—	—	—	—	—	16,108	16,108
Change in other nonadmitted assets	—	—	—	—	—	—	(303,228)	(303,228)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	68	68
Change in asset valuation reserve	—	—	—	—	—	—	56,910	56,910
Change in surplus in separate accounts	—	—	—	—	—	—	23,962	23,962
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(184,756)	(184,756)
Dividends to stockholders	—	—	—	—	—	—	(200,000)	(200,000)
Correction of error - AG 38 reserve adjustment	—	—	—	—	—	—	(35,000)	(35,000)
Long-term incentive compensation	—	—	—	—	—	28,886	—	28,886

Balance at December 31, 2013	$6,762	$1,597	$(58,000)	$—	$150,000	$3,410,534	$1,271,902	$4,782,795
Net income	—	—	—	—	—	—	335,423	335,423
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	902,174	902,174
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(11,686)	(11,686)
Change in net deferred income tax asset	—	—	—	—	—	—	(315,714)	(315,714)
Change in other nonadmitted assets	—	—	—	—	—	—	417,612	417,612
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(638)	(638)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	25,031	25,031
Change in asset valuation reserve	—	—	—	—	—	—	127,971	127,971
Change in surplus in separate accounts	—	—	—	—	—	—	10,402	10,402
Change in surplus as a result of reinsurance	—	—	—	—	—	—	224,000	224,000
ACA section 9010 estimated assessment	—	—	—	667	—	—	(667)	—
Dividends to stockholders	—	—	—	—	—	—	(450,000)	(450,000)
Correction of error - reinsurance adjustment	—	—	—	—	—	—	(53,792)	(53,792)
Long-term incentive compensation	—	—	—	—	—	5,552	—	5,552

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$667	$150,000	$3,416,086	$2,482,018	$5,999,130

9

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus —   Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$667	$150,000	$3,416,086	$2,482,018	5,999,130
Net loss	—	—	—	—	—	—	(250,873)	(250,873)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	95,872	95,872
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(15,245)	(15,245)
Change in net deferred income tax asset	—	—	—	—	—	—	310,168	310,168
Change in other nonadmitted assets	—	—	—	—	—	—	(300,087)	(300,087)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(177)	(177)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	20,999	20,999
Change in asset valuation reserve	—	—	—	—	—	—	7,665	7,665
Change in surplus in separate accounts	—	—	—	—	—	—	6,858	6,858
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(108,266)	(108,266)
Cumulative effect of change in accounting principle	—	—	—	—	—	—	(5,218)	(5,218)
ACA section 9010 estimated assessment	—	—	—	1,625	—	—	(1,625)	—
Correction of error - Variable annuity reserves	—	—	—	—	—	—	16,713	16,713
Correction of error - Tax reclass	—	—	—	—	—	—	8,833	8,833
Miscellaneous loss on trust dissolution	—	—	—	—	—	—	(479)	(479)
Correction of error - Ceded life reserves	—	—	—	—	—	—	(13,866)	(13,866)
Return of Capital	—	—	—	—	—	(300,000)	—	(300,000)
Long-term incentive compensation	—	—	—	—	—	(13,385)	—	(13,385)

Balance at December 31, 2015	$6,762	$1,597	$(58,000)	$2,292	$150,000	$3,102,701	$2,253,290	$5,458,642

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Operating activities
Premiums collected, net of reinsurance	$14,871,934	$16,185,835	$15,886,990
Net investment income received	2,302,921	2,375,006	2,504,353
Miscellaneous income	1,708,354	5,290,177	1,306,159
Benefit and loss related payments	(12,619,288)	(11,090,906)	(9,566,898)
Net transfers to separate accounts	(5,214,382)	(8,823,507)	(5,937,543)
Commissions, expenses paid and aggregate write-ins for deductions	(2,260,757)	(2,395,866)	(3,796,000)
Dividends paid to policyholders	(7,743)	(8,250)	(8,782)
Federal income taxes (paid) received	(251,867)	(284,359)	145,715

Net cash (used in) provided by operating activities	(1,470,828)	1,248,130	533,994
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	13,571,823	8,304,366	7,708,607
Common stocks	11,226	66,699	65,913
Preferred stocks	42,423	40,778	13,742
Mortgage loans	881,722	1,040,891	1,093,623
Real estate and properties held for sale	—	28,084	3,900
Other invested assets	614,621	635,395	600,484
Receivable for securities	—	53,236	10,656
Securities lending reinvested collateral assets	145,338	347,507	—
Derivatives	—	255,580	—
Miscellaneous proceeds	17,778	64,546	24,314

Total investment proceeds	15,284,931	10,837,082	9,521,239
Costs of investments acquired:
Bonds	(11,977,145)	(6,189,650)	(7,234,551)
Common stocks	(6,827)	(287,020)	(11,061)
Preferred stocks	(17,361)	(19,994)	(36,314)
Mortgage loans	(733,005)	(853,948)	(972,777)
Real estate and properties held for sale	(10,202)	(13,410)	(3,430)
Other invested assets	(1,516,458)	(239,060)	(191,698)
Payable for securities	(15,477)	(18,033)	(53,236)
Derivatives	(455,642)	—	(1,312,329)
Securities lending reinvested collateral assets	—	—	(1,032,618)
Miscellaneous applications	(229,915)	(73,831)	(28,640)

Total cost of investments acquired	(14,962,032)	(7,694,946)	(10,876,654)
Net decrease in policy loans	34,569	32,399	22,425

Net cost of investments acquired	(14,927,463)	(7,662,547)	(10,854,229)

Net cash provided by (used in) investing activities	357,468	3,174,535	(1,332,990)

11

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(328,706)	$(625,004)	$(1,558,549)
Net change in:
Borrowed funds	30,507	201,999	176,810
Funds held under reinsurance treaties with unauthorized reinsurers	514,297	(2,878,792)	(741,291)
Receivable from parent, subsidiaries and affiliates	91,903	(135,359)	20,278
Payable to parent, subsidiaries and affiliates	9,145	(17,220)	14,369
Payable for securities lending	(145,338)	(347,507)	1,032,618
Other cash provided	353,362	1,004,392	(381,391)
Dividends paid to stockholders	—	(450,000)	(200,000)
Capital contribution provided	(327,213)	(14,681)	(1,296)

Net cash provided by (used in) financing and miscellaneous activities	197,957	(3,262,172)	(1,638,452)

Net (decrease) increase in cash, cash equivalents and short-term investments	(915,403)	1,160,493	(2,437,448)
Cash, cash equivalents and short-term investments:
Beginning of year	3,176,361	2,015,868	4,453,316

End of year	$2,260,958	$3,176,361	$2,015,868

See accompanying notes.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2015

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Prior to September 30, 2015, all outstanding common shares of the Company were owned by Transamerica International Holdings, Inc. (TIHI). Prior to September 29, 2015, the Series B preferred shares of the Company were owned by Transamerica Corporation (TA Corp) and AEGON USA, LLC (AEGON). On September 29, 2015, TA Corp and AEGON contributed their respective share of the Company’s Series B preferred share to TIHI. Effective September 30, 2015, TIHI merged into CGC. As a result of this merger, the Company is now wholly-owned by CGC.

On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On October 1, 2015, the Company completed a merger with Stonebridge Life Insurance Company (SLIC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of SLIC were carried forward to the merged company. As a result of the merger, SLIC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Summarized audited financial information for the Company and SLIC presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2015	Year Ended December 31 2014	Year Ended December 31 2013
	Unaudited
Revenues:
Company	$14,921,878	$23,349,063	$19,645,348
SLIC	421,042	554,967	502,590
Change in deferred tax admissibility due to merger	—	—	—

	$15,342,920	$23,904,030	$20,147,938

Net income (loss):
Company	$(92,904)	$233,554	$57,535
SLIC	63,872	101,869	81,689
Change in deferred tax admissibility due to merger	—	—	—

	$(29,032)	$335,423	$139,224

	September 30 2015	December 31 2014	December 31 2013
	Unaudited
Assets:
Company	$121,939,748	$124,486,493	$115,276,063
SLIC	1,724,979	1,711,257	1,739,574
Change in deferred tax admissibility due to merger	—	13,346	(40,326)

	$123,664,727	$126,211,096	$116,975,311

Liabilities:
Company	$115,784,340	$118,651,156	$110,558,210
SLIC	1,512,145	1,560,810	1,634,306
Change in deferred tax admissibility due to merger	—	—	—

	$117,296,485	$120,211,966	$112,192,516

Capital and surplus:
Company	$6,155,408	$5,835,337	$4,717,853
SLIC	212,834	150,447	105,268
Change in deferred tax admissibility due to merger	—	13,346	(40,326)

	$6,368,242	$5,999,130	$4,782,795

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$38,805
Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$84,556
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$86,744
SB Frazer Owner, LLC (SB Frazer)	$17,722

The financial statements for these entities are not audited. Instead, under the look-through approach, the Company is using the value of the underlying investments owned by these entities, limited to those investments for which audited financial statements are obtained. All liabilities, commitments, contingencies, guarantees or obligations of these entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2, REAP 3, REAP 4 HR, and SB Frazer, if not already recorded in their financial statements.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2015 and 2014 was $904 and $1,242, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2015 and 2014, the Company excluded investment income due and accrued of $3,563 and $1,870, respectively, with respect to such practices.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur,

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government Gross Domestic Product (GDP) as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2015, all warrants had matured for the Company. The Company had realized gains totaling $4,225 for the year ended December 31, 2015 related to these warrants.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $12,203,423, $13,127,468 and $12,450,327 in 2015, 2014 and 2013, respectively. In addition, the Company received $1,187,712, $978,879 and $759,484 in 2015, 2014 and 2013, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$781,155	$285,156	$495,999
2014 and prior	1,203,942	(206,782)	120,201	876,959

	1,203,942	$574,373	$405,357	1,372,958

Active life reserve	3,575,596			3,710,626

Total accident and health reserves	$4,779,538			$5,083,584

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2014
2014	$—	777,777	304,797	$472,980
2013 and prior	1,110,303	25,570	404,911	730,962

	1,110,303	$803,347	$709,708	1,203,942

Active life reserve	3,485,497			3,575,596

Total accident and health reserves	$4,595,800			$4,779,538

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s unpaid claims reserve was (decreased) increased by ($206,782) and $25,570 for the years ended December 31, 2015 and 2014, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2015 was primarily attributable to an affiliated modified coinsurance reinsurance agreement which went into effect on December 31, 2014 and the change in 2014 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2015 and 2014 was $35,337 and $30,959, respectively. The Company incurred $24,766 and paid $20,388 of claim adjustment expenses during 2015, of which $13,485 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $25,596 and paid $22,930 of claim adjustment expenses during 2014, of which $13,012 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2015 or 2014.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of ($13,395), $5,552 and $28,886 for the years ended December 31, 2015, 2014 and 2013, respectively.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Recent Accounting Pronouncements

Effective January 1, 2015, the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance did not impact to the financial position or results of operations of the Company.

Effective December 31, 2014, the Company adopted revisions to SSAP No. 104R, Share-Based Payments, which provided guidance for share-based payments transactions with non-employees. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which established accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in ASU 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital Finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which required Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the financial position or results of operations of the Company.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2013 the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, which incorporated subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the Company’s financial position or results of operations as revisions relate to disclosures only. See Note 15 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14, and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other post retirement plans as sponsored by TA Corp.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly-owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by TA Corp as an admissible asset, whereas SSAP No. 97 would not allow the admissibility of the parental guarantee.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of the structured note in the equity value calculation of TLIC Oakbrook Reinsurance, Inc. (TORI), a wholly-owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TORI at a value equal to the audited statutory surplus of TORI, which includes the structured note as an admissible asset, whereas SSAP No. 97 would not allow the admissibility of the structured note.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly-owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited U.S. statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2015	2014	2013
Net (loss) income, State of Iowa basis	$(250,873)	$335,423	$139,224
State prescribed practice for parental guarantee	—	—	—
State prescribed practice for structured note	—	—	—
State permitted practice for TLB	—	—	—

Net (loss) income, NAIC SAP	$(250,873)	$335,423	$139,224

Statutory surplus, State of Iowa basis	$5,458,642	$5,999,130	$4,823,121
State prescribed practice for parental guarantee	(869,844)	(817,285)	(751,027)
State prescribed practice for structured note	(132,955)	(113,677)	—
State permitted practice for TLB	74,225	62,284	51,123

Statutory surplus, NAIC SAP	$4,530,068	$5,130,452	$4,123,217

The Company previously disclosed a state prescribed practice for secondary guarantee reinsurance. The prescribed practice entitled the Company to take reserve credit for such reinsurance contracts in the amount equal to the portion of the reserves attributable to the secondary guarantee. As a result of the NAIC adopting Actuarial Guideline XXXXVIII (AG48) during 2014, the previously disclosed prescribed practice is no longer necessary.

3. Accounting Changes and Correction of Errors

During 2015, the Company discovered errors in the calculation of ceded reserves on certain substandard and disabled life policies which caused an overstatement of these reserves since 2011. The cumulative pre-tax effect of these errors was a decrease to equity of $13,866 and was reflected as a correction of an error in the 2015 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

As a result of the Company’s model validation initiative performed in 2015, the Company determined that its aggregate life reserves were overstated by $16,713 relating to prior years. This was corrected in 2015 and was reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2015, it was discovered that a 2014 intercompany transfer of taxes payable was booked incorrectly, resulting in an incorrect equity distribution to a non-insurance affiliate of $8,833. This was corrected in 2015 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company made a change in valuation bases relating to its long-term care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first principles approach. This change resulted in an increase in A&H reserves of $5,946 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $12,464 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were corresponding decreases in the deferred premium asset of $5,114 and the uncollected premium asset of $104. These amounts were charged to surplus and are reported as a cumulative effect of changes in accounting principle in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company identified simplifications and mapping errors in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on some universal life policies. The change in valuation process resulted in a decrease to reserves of $14,481 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was reflected as a correction of an error in the 2014 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

Prior to its merger in 2015 with the Company, during 2014, Stonebridge Life Insurance Company (SLIC) discovered that the accounting entries had not been recorded to the ledger when a block of escheated policies were entered into the claims administration system in 2013. The impact of not recording these entries to the ledger was an understatement of the claims liability of $2,900, an understatement of current federal

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income taxes recoverable of $1,015, an overstatement of net deferred income taxes of $1,298, and an overstatement of capital and surplus of $3,183 as of December 31, 2013. This was corrected in 2014 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2013, the Company determined the correct data had not been utilized in the stand-alone asset adequacy analysis as defined under Actuarial Guideline XXXVIII section 8C (AG38 8C). If the correct data had been used, the additional asset adequacy reserve as of December 31, 2012 would have been $35,000 higher. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2015 and 2014, respectively:

	December 31 2015
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,995,421	$1,995,421	$—	$1,995,421	$—	$—
Short-term notes receivable from affiliates	278,771	278,771	—	278,771	—	—
Bonds	36,497,577	34,097,070	6,841,379	28,754,692	901,506	—
Preferred stocks, other than affiliates	97,770	99,102	—	97,770	—	—
Common stocks, other than affiliates	126,649	126,649	8,239	71	118,339	—
Mortgage loans on real estate	5,657,436	5,363,099	—	—	5,657,436	—
Other invested assets	152,140	133,087	—	142,831	9,309	—
Options	399,911	399,911	—	399,911	—	—
Interest rate swaps	668,643	543,001	—	646,960	21,683	—
Currency swaps	28,988	26,378	—	28,988	—	—
Credit default swaps	37,808	32,968	—	37,808	—	—
Equity swaps	155,735	155,735	—	155,735	—	—
Policy loans	649,738	649,738	—	649,738	—	—
Securities lending reinvested collateral	2,760,922	2,760,922	—	2,760,922	—	—
Receivable from parent, subsidiaries and affiliates	74,424	74,424	—	74,424	—	—
Separate account assets	72,154,755	72,127,543	68,354,452	3,762,211	38,092	—
Liabilities
Investment contract liabilities	12,911,523	11,852,454	—	276,950	12,634,573	—
Options	178,638	178,638	—	178,638	—	—
Interest rate swaps	(484,994)	429,751	—	(520,103)	35,109	—
Currency swaps	38,722	46,656	—	38,722	—	—
Credit default swaps	13,862	27,180	—	13,862	—	—
Equity swaps	113,689	113,689	—	113,689	—	—
Payable to parent, subsidiaries and affiliates	18,965	18,965	—	18,965	—	—
Separate account annuity liabilities	63,493,519	63,507,470	983	63,428,222	64,314	—
Surplus notes	164,418	150,000	—	164,418	—	—

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2014
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,385,298	$2,385,298	$—	$2,385,298	$—	$—
Short-term notes receivable from affiliates	645,800	645,800	—	645,800	—	—
Bonds	39,764,671	35,685,611	5,405,832	33,274,820	1,084,019	—
Preferred stocks, other than affiliates	120,456	114,030	—	110,026	10,430	—
Common stocks, other than affiliates	134,459	134,459	16,327	71	118,061	—
Mortgage loans on real estate	5,980,129	5,544,697	—	—	5,980,129	—
Other invested assets	175,631	150,385	—	155,996	19,635	—
Options	345,970	345,970	—	339,136	6,834	—
Interest rate swaps	742,981	620,611	—	658,317	84,664	—
Currency swaps	12,214	12,038	—	12,214	—	—
Credit default swaps	33,512	21,721	—	33,512	—	—
Equity swaps	33,340	33,340	—	33,340	—	—
Policy loans	684,307	684,307	—	684,307	—	—
Securities lending reinvested collateral	2,905,729	2,906,259	—	2,905,729	—	—
Receivable from parent, subsidiaries and affiliates	166,327	166,327	—	166,327	—	—
Separate account assets	70,625,626	70,565,310	66,458,566	4,150,359	16,701	—
Liabilities
Investment contract liabilities	14,657,887	13,633,992	—	305,922	14,351,965	—
Options	171,567	171,567	—	171,567	—	—
Interest rate swaps	(668,028)	292,496	—	(668,601)	573	—
Currency swaps	19,182	31,406	—	19,182	—	—
Credit default swaps	(18,900)	23,201	—	(18,900)	—	—
Equity swaps	207,222	207,222	—	207,222	—	—
Payable to parent, subsidiaries and affiliates	9,820	9,820	—	9,820	—	—
Separate account annuity liabilities	62,086,776	62,086,109	—	61,978,841	107,935	—
Surplus notes	168,825	150,000	—	168,825	—	—

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2015 and 2014:

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,094	$—	$1,094
Industrial and miscellaneous	—	10,588	22,878	33,466

Total bonds	—	11,682	22,878	34,560

Common stock
Mutual funds	5,823	69	—	5,892
Industrial and miscellaneous	2,416	2	118,339	120,757

Total common stock	8,239	71	118,339	126,649

Short-term investments and cash equivalents
Government	—	94,915	—	94,915
Industrial and miscellaneous	—	1,349,518	—	1,349,518
Mutual funds	—	526,117	—	526,117
Intercompany notes receivable	—	278,771	—	278,771
Sweep accounts	—	24,871	—	24,871

Total short-term investments and cash equivalents	—	2,274,192	—	2,274,192

Securities lending reinvested collateral	—	2,760,922	—	2,760,922
Derivative assets	—	1,078,404	21,683	1,100,087
Separate account assets	68,338,600	2,670,280	32,569	71,041,449

Total assets	$68,346,839	$8,795,551	$195,469	$77,337,859

Liabilities:
Derivative liabilities	$—	$670,145	$35,109	$705,254
Separate account liabilities	983	965	—	1,948

Total liabilities	$983	$671,110	$35,109	$707,202

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$22,955	$—	$22,955
Industrial and miscellaneous	4,440	35,938	22,654	63,032

Total bonds	4,440	58,893	22,654	85,987

Preferred stock
Industrial and miscellaneous	—	1,624	164	1,788

Total preferred stock	—	1,624	164	1,788

Common stock
Mutual funds	7,000	69	—	7,069
Industrial and miscellaneous	9,327	2	118,061	127,390

Total common stock	16,327	71	118,061	134,459

Short-term investments and cash equivalents
Government	—	90,248	—	90,248
Industrial and miscellaneous	—	1,598,791	—	1,598,791
Mutual funds	—	666,448	—	666,448
Intercompany notes receivable	—	645,800	—	645,800
Sweep accounts	—	29,810	—	29,810

Total short-term investments and cash equivalents	—	3,031,097	—	3,031,097

Securities lending reinvested collateral	—	2,877,960	—	2,877,960
Derivative assets	—	1,043,007	91,497	1,134,504
Separate account assets	66,433,326	3,006,090	7,905	69,447,321

Total assets	$66,454,093	$10,018,742	$240,281	$76,713,116

Liabilities:
Derivative liabilities	$—	$(408,272)	$573	$(407,699)
Separate account liabilities	6,198	2,086	—	8,284

Total liabilities	$6,198	$(406,186)	$573	$(399,415)

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 2 is valued using inputs from third-party pricing services. Preferred stock in Level 3 is being internally valued using significant unobservable inputs.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stocks classified in Level 2 represent common stock being carried at book value and some warrants that are valued using broker quotes. Common stocks classified in Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 would represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate Account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

Transfer of $1,478 between Level 1 and 2 for separate account assets was attributable to a security being valued using an external money manager statement at December 31, 2014, subsequently changing to being valued using third-party vendor inputs during 2015.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2015 and 2014:

	Beginning			Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	in	out	Included in	Included in
	2015	(Level 3)	(Level 3)	Net income (a)	Surplus (b)
Bonds
Government	$—	$—	$—	$(11)	$11
RMBS	1,498	—	—	(371)	317
Other	21,156	14,483	3,846	(6,374)	(1,848)
Preferred stock	164	—	—	—	—
Common stock	118,061	—	—	(24)	281
Derivatives	90,924	—	—	—	(26,551)
Separate account assets	7,905	1,398	1,500	21,539	(220)

Total	$239,708	$15,881	$5,346	$14,759	$(28,010)

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2015
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	1,439
Other	—	—	—	2,132	21,439
Preferred stock	—	—	—	164	—
Common stock	4,020	—	4,000	—	118,338
Derivatives	(63,114)	—	—	14,685	(13,426)
Separate account assets	4,245	—	—	798	32,569

Total	$(54,849)	$—	$4,000	$17,784	$160,359

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning			Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	in	out	Included in	Included in
	2014	(Level 3)	(Level 3)	Net income (a)	Surplus (b)
Bonds
Government	$—	$—	$—	$(10)	$10
RMBS	1,832	—	—	(49)	(309)
Other	6,104	24,080	—	(1,123)	(5,472)
Preferred stock	164	—	—	—	—
Common stock	112,508	151	371	(14)	7,908
Derivatives	(78,363)	—	—	—	181,963
Separate account assets	43,120	5,813	1,070	(42,227)	(61)

Total	$85,365	$30,044	$1,441	$(43,423)	$184,039

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2014
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	29	—	5	1,498
Other	104	26	—	2,563	21,156
Preferred stock	—	—	—	—	164
Common stock	—	—	2,121	—	118,061
Derivatives	56,599	—	—	69,275	90,924
Separate account assets	2,570	—	—	240	7,905

Total	$59,273	$55	$2,121	$72,083	$239,708

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of securities being carried at amortized cost at December 31, 2014 and 2013, subsequently changing to being carried at fair value during 2015 and 2014. In addition, transfers in for bonds were attributable to a security being valued using third-party vendor input at December 31, 2014, subsequently changing to being valued using a stale price during 2015.

Transfers out for bonds were the result of securities being carried at fair value at December 31, 2014, subsequently changing to being carried at amortized cost during 2015.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers in for common stock were attributable to securities being valued using third-party vendor inputs at December 31, 2013, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2014.

Transfers out for common stock were attributed to a security being valued using internal models at December 31, 2013, subsequently changing to being valued using current observable market values, thus causing the transfer out of Level 3 during 2014.

Transfers in for separate account assets were attributable to a security being valued using third-party vendor inputs at December 31, 2014, subsequently changing to being valued using broker quotes during 2015. In addition, transfers in for separate account assets were attributable to securities being valued using third-party vendor inputs at December 31, 2013, subsequently changing to being valued using internal models during 2014.

Transfers out for separate account assets were attributable to securities being valued using a stale price at December 31, 2014, subsequently changing to being valued using third-party vendor inputs during 2015. Transfers out for separate account assets were attributable to securities being valued using internal models at December 31, 2013, subsequently changing to being valued using third-party vendor inputs, thus causing the transfer out of Level 3 during 2014.

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2015, the Company has several parcels of land that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $8,570. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2015.

The Company also had parcels of land that were held for sale as of December 31, 2014. Fair value less cost to sell of these properties was $4,120. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2014.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses Less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$5,987,562	$499,532	$53	$106,422	$6,380,619
State, municipal and other government	868,372	44,220	10,599	18,989	883,004
Hybrid securities	363,526	20,787	21,966	6,216	356,131
Industrial and miscellaneous	20,860,658	2,286,299	165,077	320,161	22,661,719
Mortgage and other asset-backed securities	5,953,202	356,719	133,772	23,795	6,152,354

	34,033,320	3,207,557	331,467	475,583	36,433,827
Unaffiliated preferred stocks	99,102	4,881	5,352	861	97,770

	$34,132,422	$3,212,438	$336,819	$476,444	$36,531,597

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses Less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$4,346,256	$752,722	$4,312	$397	$5,094,269
State, municipal and other government	705,292	57,827	15,158	2,070	745,891
Hybrid securities	416,428	25,502	27,244	1,126	413,560
Industrial and miscellaneous	21,958,379	3,161,056	36,299	65,801	25,017,335
Mortgage and other asset-backed securities	8,190,006	470,933	232,160	4,413	8,424,366

	35,616,361	4,468,040	315,173	73,807	39,695,421
Unaffiliated preferred stocks	114,030	11,435	4,611	398	120,456

	$35,730,391	$4,479,475	$319,784	$74,205	$39,815,877

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 358 and 434 securities with a carrying amount of $2,226,460 and $3,484,850 and an unrealized loss of $336,819 and $319,784 with an average price of 84.9 and 90.8 (fair value/amortized cost). Of this portfolio, 71.7% and 79.4% were investment grade with associated unrealized losses of $190,984 and $187,370, respectively.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,075 and 426 securities with a carrying amount of $9,024,338 and $2,115,186 and an unrealized loss of $476,444 and $74,205 with an average price of 94.7 and 96.5 (fair value/amortized cost). Of this portfolio, 91.8% and 75.5% were investment grade with associated unrealized losses of $394,253 and $49,711, respectively.

At December 31, 2015 and 2014, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 2 securities with a cost of $1 and $1 and an unrealized loss of $1 and $1 with an average price of 4.8% and 4.8% (fair value/cost).

At December 31, 2015 and 2014, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 3 and 3 securities with a cost of $476 and $9,347 and an unrealized loss of $20 and $562 with an average price of 95.7% and 94.0% (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2015 and 2014 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$3,105	$2,247,989	$2,251,094
State, municipal and other government	54,198	323,866	378,064
Hybrid securities	96,946	41,249	138,195
Industrial and miscellaneous	810,571	4,365,895	5,176,466
Mortgage and other asset-backed securities	903,843	1,553,780	2,457,623

	1,868,663	8,532,779	10,401,442
Unaffiliated preferred stocks	20,978	15,115	36,093
Unaffiliated common stocks	—	455	455

	$1,889,641	$8,548,349	$10,437,990

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$206,592	$55,675	$262,267
State, municipal and other government	51,226	36,886	88,112
Hybrid securities	95,796	29,948	125,744
Industrial and miscellaneous	944,652	1,485,124	2,429,776
Mortgage and other asset-backed securities	1,853,924	424,903	2,278,827

	3,152,190	2,032,536	5,184,726
Unaffiliated preferred stocks	12,876	8,445	21,321
Unaffiliated common stocks	—	8,785	8,785

	$3,165,066	$2,049,766	$5,214,832

The carrying amount and estimated fair value of bonds at December 31, 2015, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$709,515	$729,153
Due after one year through five years	6,503,528	6,825,264
Due after five years through ten years	4,866,364	5,100,116
Due after ten years	16,000,711	17,626,939

	28,080,118	30,281,472
Mortgage and other asset-backed securities	5,953,202	6,152,354

	$34,033,320	$36,433,826

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Energy Sector

At December 31, 2015, the Company’s Energy sector portfolio had investments in an unrealized loss position which had a fair value of $1,297,865 and a carrying value of $1,505,079, resulting in a gross unrealized loss of $207,213. The Energy Industry sector encompasses various sub-sectors including integrated oil and gas producers, independent oil and gas producers, midstream processing and transport, oil field services and drilling, and refining. The majority of the gross unrealized loss relates to independent oil and gas producers, as well as midstream processing and transport.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Falling oil prices, and continued low natural gas prices, have reduced cash flow for upstream oil and gas producers. Oil field service and drilling companies have been pressured by the prospect of margin pressure resulting from new capacity additions and the prospect of lower capital spending by their upstream client base. Commodity price pressure stems from strong non-Organization of the Petroleum Countries (OPEC) supply growth, softening global demand, and shifting OPEC policy. Companies have responded with capital spending and cost reduction programs, but cash flow and credit metrics continue to weaken. Some issuers have also initiated debt exchange offers that have put additional pressure on security pricing. Midstream processing and transport companies have begun to be impacted by weaker volume growth, higher capital costs, counterparty concerns, and in some cases, commodity price exposure. Refiners have seen positive near term impacts from lower feedstock costs and stronger demand.

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be other-than-temporarily impaired as of December 31, 2015.

The following structured notes were held at December 31, 2015:

				Mortgage-
				Referenced
CUSIP			Book / Adjusted	Security
Identification	Actual Cost	Fair Value	Carrying Value	(YES/NO)
44965TAA5	$7,966	$7,617	$7,969	NO
912810QV3	14,974	13,174	15,488	NO
912810RA8	672,281	703,347	692,002	NO
912810RL4	444,648	423,983	447,469	NO

Total	$1,139,869	$1,148,121	$1,162,928

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2015. The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis during the year ended December 31, 2015.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 4th quarter:
Intent to sell	$17,618	$1,513	$—	$16,105

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2013.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost
	Before Current		Amortized Cost
	Period OTTI	Recognized OTTI	After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$118,794	$2,778	$116,016	$101,780
2nd quarter present value of cash flows expected to be less than the amortized cost basis	90,459	4,180	86,279	75,094
3rd quarter present value of cash flows expected to be less than the amortized cost basis	50,862	2,928	47,934	40,960
4th quarter present value of cash flows expected to be less than the amortized cost basis	17,193	542	16,651	9,769

Aggregate total	$277,308	$10,428	$266,880	$227,603

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost
	Before Current		Amortized Cost
	Period OTTI	Recognized OTTI	After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	268,462	4,854	263,608	212,608
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$915,274	$59,188	$856,086	$676,537

	Amortized Cost
	Before Current		Amortized Cost
	Period OTTI	Recognized OTTI	After OTTI	Fair Value
Year ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$353,625	$12,758	$340,867	$259,473
2nd quarter present value of cash flows expected to be less than the amortized cost basis	145,924	5,514	140,410	109,898
3rd quarter present value of cash flows expected to be less than the amortized cost basis	212,457	22,867	189,590	151,843
4th quarter present value of cash flows expected to be less than the amortized cost basis	284,290	10,202	274,088	223,193

Aggregate total	$996,296	$51,341	$944,955	$744,407

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2015, for which an OTTI was recognized during the current reporting period:

	Amortized Cost	Present Value of				Quarter in
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	which OTTI
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Occurred
05948KV63	$6,820	$6,812	$7	$6,812	$6,795	1Q 2015
12668RAA6	15,875	15,497	378	15,497	15,518	1Q 2015
126694YJ1	86	52	35	52	82	1Q 2015
52522QAM4	56,820	56,027	792	56,027	49,831	1Q 2015
70557RAB6	21,019	19,602	1,417	19,602	13,910	1Q 2015
83611MLS5	18,010	17,913	98	17,913	15,537	1Q 2015
576435AR2	164	113	51	113	107	1Q 2015
52522QAM4	58,711	58,503	208	58,503	52,073	2Q 2015
52524MAW9	6,156	6,105	51	6,105	5,694	2Q 2015
70557RAB6	19,546	17,012	2,534	17,012	12,686	2Q 2015
75970QAH3	3,953	3,932	21	3,932	3,914	2Q 2015
22545DAH0	2,093	727	1,366	727	727	2Q 2015
07402PAJ2	19,059	18,736	323	18,736	18,245	3Q 2015
52524MAW9	6,017	5,934	83	5,934	5,563	3Q 2015
65536PAA8	238	231	7	231	185	3Q 2015
70557RAB6	16,767	14,998	1,769	14,998	9,469	3Q 2015
75970QAH3	3,868	3,862	6	3,862	3,725	3Q 2015
75971EAF3	3,777	3,761	17	3,761	3,485	3Q 2015
12669GUV1	507	412	94	412	288	3Q 2015
22545DAH0	629	—	629	—	—	3Q 2015
70557RAB6	14,918	14,527	391	14,527	7,834	4Q 2015
83611MMM7	2,275	2,124	151	2,124	1,935	4Q 2015

			$10,428

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2015 and 2014 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$158,478	$24,100
The aggregate related fair value of securities with unrealized losses	932,792	1,558,130

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$260,995	$5,188
The aggregate related fair value of securities with unrealized losses	1,905,379	430,933

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Detail of net investment income is presented below:

	Year Ended December 31
	2015	2014	2013
Income:
Bonds	$1,723,971	$1,787,522	$1,857,441
Preferred stocks	6,639	8,542	7,731
Common stocks	3,836	29,486	11,539
Mortgage loans on real estate	314,903	350,497	392,573
Real estate	20,264	18,039	17,988
Policy loans	44,076	45,935	47,849
Cash, cash equivalents and short-term investments	6,566	3,104	4,236
Derivatives	256,287	183,316	159,548
Other invested assets	47,823	26,216	60,325
Other	33,099	17,246	24,294

Gross investment income	2,457,464	2,469,903	2,583,524
Less investment expenses	133,682	114,963	116,925

Net investment income	$2,323,782	$2,354,940	$2,466,599

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	2015	2014	2013
Proceeds	$12,197,993	$7,606,212	$6,540,930

Gross realized gains	$180,050	$403,590	$39,148
Gross realized losses	(158,916)	(83,674)	(44,635)

Net realized capital gains (losses)	$21,134	$319,916	$(5,487)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2015, 2014 and 2013 of $13,947, $80,230 and $53,626, respectively.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Net realized capital gains (losses) on investments are summarized below:

		Realized
	Year Ended December 31
	2015	2014	2013
Bonds	$(4,580)	$240,486	$(57,665)
Preferred stocks	10,119	(801)	(1,447)
Common stocks	(1,640)	2	4,869
Mortgage loans on real estate	(16,141)	(5,749)	(9,397)
Real estate	(3,356)	12,395	(578)
Cash, cash equivalents and short-term investments	2	6	35
Derivatives	(455,642)	255,580	(1,312,329)
Other invested assets	140,574	234,758	142,090
Other	—	8	—

	(330,664)	736,685	(1,234,422)
Federal income tax effect	(51,585)	(120,545)	(56,632)
Transfer from (to) interest maintenance reserve	39,581	(327,736)	9,610

Net realized capital (losses) gains on investments	$(342,668)	$288,404	$(1,281,444)

At December 31, 2015 and 2014, the Company had no investments in restructured securities. The capital gains (losses) taken as a direct result of restructures in 2015, 2014 and 2013 were $0, $0 and $(339), respectively. The Company often has other-than-temporarily impaired a security prior to the restructure date. These OTTIs are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2015	2014	2013
Bonds	$(34,438)	$36,547	$41,048
Preferred stocks	15	(15)	36
Common stocks	(1,898)	(33,771)	(3,170)
Affiliated entities	141,897	139,410	21,746
Mortgage loans on real estate	6,123	(6,676)	1,106
Derivatives	41,311	785,644	(602,212)
Other invested assets	(82,489)	(10,680)	2,113

Change in unrealized capital gains/losses, before taxes	70,521	910,459	(539,333)
Taxes on unrealized capital gains/losses	10,105	(19,971)	195,645

Change in unrealized capital gains/losses, net of tax	$80,626	$890,488	$(343,688)

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The credit qualities of mortgage loans by type of property for the year ended December 31, 2015 were as follows:

	Farm	Commercial	Total
AAA - AA	$—	$3,489,547	$3,489,547
A	55,430	1,624,099	1,679,529
BBB	—	142,919	142,919
BB	—	44,035	44,035
B	8,638	—	8,638

	$64,068	$5,300,600	$5,364,668

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2015, the Company issued mortgage loans with a maximum interest rate of 4.59% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2015 at the time of origination was 75%. During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.55% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 79%. During 2013, the Company issued mortgage loans with a maximum interest rate of 5.30% and a minimum interest rate of 3.14% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 93%. During 2015, the Company reduced the interest rate by 1.6% on two outstanding mortgage loans with statement value of $24,214. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loan with statement value of $2,163. During 2013, the Company reduced the interest rate by 0.6% on one outstanding mortgage loan with statement value of $6,009.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2015	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$64,068	$—	$—	$—	$5,220,578	$73,729	$5,358,375
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	6,293	—	6,293

		Residential		Commercial
December 31, 2014	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$55,277	$—	$—	$—	$5,399,494	$77,638	$5,532,409
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	644	—	644
(d) 90-179 Days Past Due	—	—	—	—	5,590	—	5,590
(e) 180+ Days Past Due	—	—	—	—	13,747	—	13,747

At December 31, 2015, two mortgage loans with a carrying value of $6,293, and at December 31, 2014, one mortgage loan with a carrying value of $13,747 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2015 or 2014. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2015 and 2014 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2015 and 2014, respectively, the Company held $6,347 and $20,080 in impaired loans with related allowance for credit losses of $1,570 and $7,693. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2015 and 2014, respectively. The average recorded investment in impaired loans during 2015 and 2014 was $30,884 and $36,356, respectively.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2015	2014	2013
Balance at beginning of period	$7,693	$1,017	$2,124
Additions, net charged to operations	7,225	11,962	11,193
Recoveries in amounts previously charged off	(13,349)	(5,286)	(12,300)

Balance at end of period	$1,569	$7,693	$1,017

The following table provides the aggregate amount of mortgage loans derecognized as a result of foreclosure and the collateral recognized:

	Year Ended December 31
	2015	2014
Aggregate amount of mortgage loans derecognized	$25,693	$4,232
Real estate collateral recognized	25,693	4,232
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2015, 2014 and 2013, respectively, the Company recognized $92, $1,924 and $2,571 of interest income on impaired loans. Interest income of $289, $1,759 and $2,710, respectively, was recognized on a cash basis for the years ended December 31, 2015, 2014 and 2013.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $3,356, $112 and $490 were taken on real estate in 2015, 2014 and 2013, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations. The Company had no real estate dispositions in 2015, and disposed of multiple properties during 2014 resulting in a realized loss of $2,446.

At December 31, 2015 and 2014, the Company held a mortgage loan loss reserve in the AVR of $54,414 and $56,658, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2015	2014		2015	2014
Pacific	27%	25%	Apartment	33%	29%
South Atlantic	20	24	Retail	26	29
Middle Atlantic	17	16	Office	22	22
Mountain	11	12	Industrial	12	12
E. North Central	7	8	Other	4	5
W. North Central	7	6	Medical	2	2
W. South Central	7	6	Agricultural	1	1
E. South Central	3	2
New England	1	1

At December 31, 2015, 2014 and 2013, the Company had mortgage loans with a total net admitted asset value of $86,311, $88,002 and $1,918, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2015, 2014 and 2013 related to such restructurings. At December 31, 2015 and 2014 there was one commitment for $3,000 to lend additional funds to debtors owing receivables. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2013.

During 2015, the Company recorded impairments of $6,269 for its investment in PineBridge Global Emerging Markets Partners, LLC. The impairments were taken because the decline in fair value of the funds was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies.

During 2013, the Company recorded an impairment of $2,335 for its investment in Iowa First Capital Fund, L.P. and $6,357 for its investment in VSS Communications Partnership IV, L.P. The impairments were taken because the decline in fair value of the fund was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the fund was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015, the Company had ownership interests in forty-six LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2029 is $8,611. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2014, the Company had ownership interests in forty-four LIHTC investments. The remaining years of unexpired tax credits ranged from one to ten, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2015 to 2029 is $1,771. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2015 and 2014:

		December 31, 2015
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	936	16,847

Total		$2,268	$25,847

		December 31, 2014
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$67	$2,040
Economic Redevelopment and Growth Tax Credits	NJ	—	13,491

Total		$67	$15,531

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2016 to 2025.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,329,060 and $2,288,802, respectively.

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $897,891 and $831,829, respectively.

At December 31, 2015 and 2014, the Company has recorded $272,952 and $226,649, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2015, 2014 and 2013 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2015, 2014 or 2013, the Company recognized $7,014, $0 and $2,551, respectively, in capital gains (losses) related to call option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $25,396, $0 and $0, respectively, in capital gains (losses) related to put option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $0, $0 and $(181,425), respectively, in capital gains (losses) related to collar option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $4,225, $0 and $0, respectively, in capital gains (losses) related to Argentina warrant transactions.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 28 years for forecasted hedge transactions.

At December 31, 2015 and 2014, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2015 and 2014, the Company has accumulated deferred gains in the amount of $48,182 and $46,128, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(187,530), $377,414 and $(338,457), respectively, in capital gains (losses) related to interest rate swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to foreign exchange swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to foreign currency forward transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(324,480), $(363,166) and $(528,893), respectively, in capital gains (losses) related to total return swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(278), $(472) and $1,264, respectively, in capital gains (losses) related to credit swap transactions, of which are made up primarily of replication transactions.

At December 31, 2015, 2014 and 2013, the Company had replicated assets with a fair value of $4,726,248, $4,158,940 and $3,575,011 and credit default and forward starting interest rate swaps with a fair value of $(95,069), $(85,230) and $71,737, respectively.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2015, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
43256,SWAP, USD 1 / (USD 0), :US929903CH31	3/20/2016	10,000	19
43258,SWAP, USD 1 / (USD 0), :US141781AC86	3/20/2016	20,000	39
43263,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	10,000	17
51401,SWAP, USD 1 / (USD 0), :US35671DAS45	6/20/2016	20,000	(357)
43266,SWAP, USD 1 / (USD 0), :CDX-NAIGS16V1-5Y	6/20/2016	20,000	74
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
43290,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2017	10,000	90
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	118
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	70
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
43295,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	79
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	65
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	89
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	127
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	106
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	118
51402,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	59
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	162
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	79
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	106
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	59
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	33
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	79
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	65
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	259
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	312
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	312
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	124
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	62
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	114
43366,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	190
43368,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	190

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
57600,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	26,000	247
51284,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	190
47293,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	25,000	237
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	87
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	1
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	80
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	(231)
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	41
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	(12)
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	(23)
45193,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2017	10,000	19
46092,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	15,000	13
45879,SWAP, USD 1 / (USD 0), :US731011AN26	12/20/2017	15,000	195
46819,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2017	5,000	(22)
58913,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2017	10,000	(28)
46831,SWAP, USD 1 / (USD 0), :US88322LAA70	12/20/2017	10,000	82
46845,SWAP, USD 1 / (USD 0), :US46513E5Y48	12/20/2017	10,000	131
46951,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	10,000	123
46958,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	10,000	164
47035,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	15,000	168
47036,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	5,000	56
51286,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	22,000	246
47285,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	15,000	168
47286,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	22,000	246
47855,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	269
47856,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	20,000	328
47859,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	20,000	337
47866,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	20,000	1,773
47867,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	297
48057,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	22,000	246
48247,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2017	20,000	257
51440,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	224
51405,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	280
48458,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	25,000	2,216
48507,SWAP, USD 1 / (USD 0), :US026874AZ07	12/20/2016	19,000	164
48774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	140
51287,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	25,000	421

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
51406,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	25,000	372
51407,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	269
51288,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	886
50040,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	10,000	(89)
53125,SWAP, USD 1 / (USD 0), :US29250RAC07	3/20/2018	10,000	(117)
52960,SWAP, USD 1 / (USD 0), :US96950HAD26	3/20/2018	10,000	(6)
53667,SWAP, USD 1 / (USD 0), :US59156RAX61	3/20/2018	20,000	278
53716,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	20,000	177
53805,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	10,000	89
54724,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	(312)
55126,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	7,100	88
55142,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2018	3,000	43
55297,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	(312)
57866,SWAP, USD 1 / (USD 0), :US74432QAB14	6/20/2018	10,000	148
60222,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	10,000	191
64235,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	169
64236,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	(414)
64238,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(385)
64593,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	20,000	509
65753,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	(414)
65755,SWAP, USD 1 / (USD 0), :US428236AM52	9/20/2020	15,000	160
94986,SWAP, USD 5 / (USD 0), :US629377BG69	12/20/2017	4,000	149
94987,SWAP, USD 5 / (USD 0), :US85375CAW10	12/20/2017	4,000	345
94988,SWAP, USD 5 / (USD 0), :US459745GF62	12/20/2017	4,000	281
94990,SWAP, USD 5 / (USD 0), :US428040CD99	12/20/2017	4,000	315
94992,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	3,500	290
99176,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	581
99178,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	581
99181,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	581
93528,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	9,500	111
76131,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	(79)
76147,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	54
76203,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	(79)
76204,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	54
76205,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2019	5,000	(20)
76206,SWAP, USD 1 / (USD 0), :US836205AN45	3/20/2019	5,000	(273)
76207,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2019	5,000	68

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
78319,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	10,000	1,090
78318,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,190
78182,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	5,000	595
78184,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,190
78303,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	10,000	1,290
78347,SWAP, USD 1 / (USD 0), :US23331ABF57	6/20/2019	22,000	89
80205,SWAP, USD 5 / (USD 0), :XS0356705219	6/20/2019	20,000	2,923
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(1,245)
102612,SWAP, USD 1 / (USD 0), :US00163MAB00	3/20/2020	15,000	186
109652,SWAP, USD 1 / (USD 0), :US40414LAA70	3/20/2020	15,000	118
102633,SWAP, USD 1 / (USD 0), :US635405AQ61	3/20/2020	10,000	108
120684,SWAP, USD 1 / (USD 0), :US91086QAW87	3/20/2020	10,000	(192)
102864,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	79
102758,SWAP, USD 1 / (USD 0), :US042735AL41	3/20/2020	15,000	339
103144,SWAP, USD 1 / (USD 0), :US68268NAF06	3/20/2020	7,000	(508)
103050,SWAP, USD 5 / (USD 0), :US37045VAC46	3/20/2020	20,000	2,957
103278,SWAP, USD 1 / (USD 0), :XS0759014375	3/20/2020	50,000	(472)
103292,SWAP, USD 1 / (USD 0), :US902494AT07	3/20/2020	30,000	748
103592,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	10,000	(216)
103617,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	20,000	(433)
109186,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	4,000	(245)
109187,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,500	(214)
109189,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,500	(397)
109190,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	5,000	(306)
109217,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(202)
109218,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(177)
109220,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(202)
109221,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(177)
109224,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(202)
109225,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(177)
109356,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	4,000	(121)
109358,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,500	(106)
109542,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	4,200	(114)
109543,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	3,400	(92)
109551,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	(57)
109552,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	(46)
109548,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
109549,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
109644,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	14
109646,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	14
109686,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,660	14
110508,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	(57)
110509,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	(46)
110618,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)
110619,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
111119,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)
111120,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
111123,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	(57)
111124,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	(46)
110852,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)
110853,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
111717,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,000	(367)
111727,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(151)
111730,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(183)
111733,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	3,000	(262)
111736,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(433)
111742,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(151)
111828,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,000	(90)
111840,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	3,000	(70)
111843,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(151)
111896,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(183)
112136,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	6,000	(187)
112139,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(433)
112151,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(183)
112174,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(82)
112226,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	6,000	(182)
112229,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	4,400	(137)
112250,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	2,188
112251,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	2,188
112252,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,950
112255,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,950
112257,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	45
112258,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	45
112259,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
112260,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112302,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(148)
112326,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(82)
112358,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,000	12
112429,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,000	(94)
113045,SWAP, USD 1 / (USD 0), :XS0254035768	9/20/2020	20,000	390
113265,SWAP, USD 1 / (USD 0), :DE000DB5DCW6	9/20/2020	25,000	(867)
113396,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	3,000	(36)
113435,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(148)
115815,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	15,000	201
115827,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	5,000	30
116038,SWAP, USD 1 / (USD 0), :XS0759014375	9/20/2020	13,335	(192)
116754,SWAP, USD 1 / (USD 0), :US195325BB02	9/20/2020	10,000	(561)
116755,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2020	10,000	(346)
116933,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	5,700	(178)
119228,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	15,000	(10)
119231,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	10,000	(87)
119232,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	15,000	(410)
119422,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	10,000	(312)
119572,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	5,000	(43)
119599,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	5,000	(137)
119956,SWAP, USD 1 / (USD 0), :US712219AD90	9/20/2020	5,000	(3)
120467,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(140)
120468,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(279)
120565,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	(22)
120745,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	5,000	(11)
120673,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(140)
120951,SWAP, USD 1 / (USD 0), :CDX-NAIDS25V1-5Y	12/20/2020	50,000	260
120962,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2020	20,000	4
121009,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2020	30,000	199
121131,SWAP, USD 1 / (USD 0), :CDX-NAIDS25V1-5Y	12/20/2020	50,000	260
127386,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	35
127387,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	35
127388,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	10,000	71
127390,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	69
127391,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	69
127392,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	10,000	137

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
127394,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	77
127395,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	77
127396,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	10,000	153
127428,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2020	12,500	1,998
127470,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	(256)
127472,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	(512)
127473,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	15,000	(830)
127474,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(277)
127475,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(277)
127594,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	10,000	(213)
127595,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	5,000	(106)
127654,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	10,000	(553)
127656,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(277)
128212,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	(512)
128213,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	(512)
128214,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	(256)
128216,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(907)
128217,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(907)
128218,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	5,000	(454)
128220,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	12,500	(266)
103570,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	52
103571,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
103572,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
103573,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	216
103566,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	268
103567,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	1,698
101771,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	(175)
101772,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	280
101774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	27,000	302
101773,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	27,000	302
109653,SWAP, USD 1 / (USD 0), :US219350AE55	12/20/2017	12,500	176
101775,SWAP, USD 1 / (USD 0), :US29273RAB50	12/20/2017	20,000	(272)
103568,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	50,000	560
103569,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	297
115332,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	500	41
101778,SWAP, USD 5 / (USD 0), :US37247DAK28	6/20/2018	27,000	(74)
115338,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	5,000	58

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
115342,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	5,000	58
107260,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	15,000	286
120676,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	50,000	581
115353,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	5,000	58
101779,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	50,000	581
115354,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	5,000	58
109654,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	(139)
109655,SWAP, USD 1 / (USD 0), :US06051DDX43	9/20/2023	20,000	(18)
109656,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(385)
101780,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2023	30,000	1
101781,SWAP, USD 1 / (USD 0), :US73755LAF40	9/20/2020	20,000	20
101782,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	(139)
109657,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	169
101783,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	25,000	636
101784,SWAP, USD 1 / (USD 0), :US74432QAY17	9/20/2020	37,000	336
109659,SWAP, USD 0 / (USD 0), :US260543BJ10	12/20/2020	—	—
109659,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	15,500	181
109665,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	147
115333,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	147
109666,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	(733)
109667,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	547
109668,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	62
109669,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	120
109670,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	148
119316,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	36
119323,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(1,245)
119318,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(309)
119321,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(739)
119320,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(995)
101785,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(309)

		$3,429,735	$24,171

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the Company had no written options. At December 31, 2013, the Company had written options with a fair value of $0 and average fair value for the year of $(1,276). The Company had no realized gains or losses in 2015, 2014 and 2013 related to these options.

At December 31, 2015 and 2014, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2015	2014
Interest rate and currency swaps:
Receive floating - pay floating	$120,950	120,950
Receive fixed - pay floating	169,665	184,665
Receive fixed - pay fixed	3,561,505	2,796,425
Swaptions:
Receive floating - pay fixed	6,000,000	6,000,000
Receive fixed - pay floating	6,000,000	6,000,000
Interest rate swaps:
Receive fixed - pay floating	17,733,996	15,996,515
Receive fixed - pay fixed	6,022,893	1,727,328
Receive floating - pay fixed	14,818,781	9,099,798
Receive floating - pay floating	8,710,507	4,354,665
Caps	2,250,000	—
Options Calls / Puts	1,372,064	—

The Company recognized net realized gains (losses) from futures contracts in the amount of $20,012, $241,804 and $(267,369) for the years ended December 31, 2015, 2014 and 2013, respectively.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2015 and 2014, respectively:

		Gross Restricted 2015
	Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	2,760,891	—	—	—	2,760,891
c.	Subject to repurchase agreements	109,793	—	—	—	109,793
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	705,253	—	—	—	705,253
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	25,339	—	—	—	25,339
i.	FHLB capital stock	104,000	—	—	—	104,000
j.	On deposit with states	49,010	—	—	—	49,010
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	3,299,057	—	—	—	3,299,057
m.	Pledged as collateral not captured in other categories	371,577	—	—	—	371,577
n.	Other restricted assets - reinsurance	486,826	—	—	—	486,826

o.	Total Restricted Assets	$7,911,746	$—	$—	$—	$7,911,746

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Gross Restricted			Percentage
						Admitted
					Gross	Restricted to
				2015	Restricted	Total
		Total From	Increase/	Total Admitted	to Total	Admitted
	Restricted Asset Category	Prior Year	(Decrease)	Restricted	Assets	Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	2,905,956	(145,065)	2,760,891	2.18%	2.19%
c.	Subject to repurchase agreements	109,826	(33)	109,793	0.09%	0.09%
d.	Subject to reverse repurchase agreements	—	—	—	0.00%	0.00%
e.	Subject to dollar repurchase agreements	463,257	241,996	705,253	0.56%	0.56%
f.	Subject to dollar reverse repurchase agreements	—	—	—	0.00%	0.00%
g.	Placed under option contracts	—	—	—	0.00%	0.00%
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	14,482	10,857	25,339	0.02%	0.02%
i.	FHLB capital stock	104,000	—	104,000	0.08%	0.08%
j.	On deposit with states	57,523	(8,513)	49,010	0.04%	0.04%
k.	On deposit with other regulatory bodies	—	—	—	0.00%	0.00%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	3,040,674	258,383	3,299,057	2.60%	2.62%
m.	Pledged as collateral not captured in other categories	299,846	71,731	371,577	0.29%	0.29%
n.	Other restricted assets	476,118	10,708	486,826	0.38%	0.39%

o.	Total Restricted Assets	$7,471,682	$440,064	$7,911,746	6.24%	6.28%

Assets pledged as collateral not captured in other categories includes the following:

The Company may pledge assets as collateral for derivative transactions. At December 31, 2015 and 2014, The Company pledged assets with a carrying value of $314,892 and $267,230, respectively, in conjunction with these transactions.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2015 and 2014, the Company pledged invested assets with a carrying amount of $56,685 and $32,616, respectively, in conjunction with these transactions.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has receivables as of December 31, 2015 associated with “to-be-announced” (TBA) covered short sales. These receivables have been offset on the Balance Sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty. See the following table:

			Net Amount
			Presented on
	Gross Amount		Financial
December 31, 2015	Recognized	Amount Offset	Statements
Assets:
Receivables for securities	$226,645	$209,176	$17,469
Liabilities:
Borrowed money	$705,704	$209,176	$496,528

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2015	2014	2013
Direct premiums	$17,621,969	$18,862,934	$17,388,852
Reinsurance assumed - non affiliates	1,376,827	1,451,900	1,415,269
Reinsurance assumed - affiliates	112,137	134,702	155,669
Reinsurance ceded - non affiliates	(2,650,533)	(2,078,651)	(2,082,146)
Reinsurance ceded - affiliates	(1,650,522)	(2,135,602)	(981,880)

Net premiums earned	$14,809,878	$16,235,283	$15,895,764

The Company received reinsurance recoveries in the amount of $3,370,420, $3,157,884 and $3,085,434, during 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $731,784 and $638,275. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2015 and 2014 of $33,315,357 and $31,967,656.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On October 1, 2015, the Company, Union Hamilton Reinsurance, Ltd. (UH), and Commonwealth Annuity and Life Insurance Company (CALIC) entered into a Novation Agreement, pursuant to which UH assigned and delegated to CALIC its rights and obligations under the Original Agreement. Subsequently, the Company and CALIC amended and restated the fixed annuity reinsurance agreement from a modified coinsurance to coinsurance basis. As a result of the amendment, the Company transferred assets with a market value of $735,156, released coinsurance reserve liabilities of $721,190, and released an after-tax IMR liability associated with the block of business in the amount of $9,477 resulting in a net of tax gain on the transaction in the amount of $399 (IMR after-tax gain of $9,477 less gross loss on reinsurance of $13,966 taxed at 35%) which has been included in the Statement of Operations.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with Transamerica Premier Life Insurance Company (TPLIC), an affiliate, under which the Company novated its Medicare Supplement business to TPLIC. The Company transferred policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 to TPLIC during the last two quarters of the year. This represents the portion of the Medicare supplement business for which regulatory approval of the assumption agreement was received by July 1. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe) was novated, to Firebird Re Corp. (FReC). General account reserves, and claim reserves ceded on a coinsurance basis at the time of novation were $514,898 and $5,070, respectively. Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $7,052,587 and $140,034 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the business. The modified coinsurance reinsurance reserves were converted to coinsure reserves and a general account funds withheld was established. The general account paid FReC $140,034 for the modified coinsurance reserves and ceded coinsurance reserves of $156,478, resulting in a pre-tax gain of $16,444 which has been credited directly to unassigned surplus. FReC placed assets of $676,446, equal to the ceded general account reserves, in a funds withheld account, and the Company established a corresponding funds withheld liability of $676,446.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the Statement of Operations.

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe) for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, SLIC, prior to the merger, recaptured the business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which net consideration received was $19,000, funds withheld liability released was $572,468, policy and claims reserves recaptured were $869,488, and other assets recaptured were $34,500, resulting in a pre-tax loss of $243,519 which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $243,586 ($158,331 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, SLIC ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which net consideration paid was $19,000, a funds withheld liability of $572,468 was established, policy and claims reserves released were $869,660, and other assets released were $34,501, resulting in a pre-tax gain of $243,691 ($158,399 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of Operations.

During 2015 and 2014, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $133,048 ($106,755 after tax) and $175,042 ($114,198 after tax), respectively.

During 2013, the Company recaptured business previously reinsured to an affiliate. The Company received recapture consideration of $75,113, recaptured life, annuity and claim reserves of $173,957, recaptured other assets of $3,360 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $25,121 ($16,328 net of tax), resulting in a pre-tax loss of $70,363, which has been included in the statement of operations.

During 2013, the Company also recaptured treaties associated with the divestiture of the Transamerica Reinsurance operations previously reinsured to various unaffiliated entities. The Company received recapture consideration of $678, recaptured life, annuity and claim reserves of $840, and recaptured other assets of $556, resulting in a pre-tax gain of $394, which has been included in the statement of operations.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsequent to these recaptures, during 2013 the Company novated the treaties that were previously ceded to various affiliated and unaffiliated entities, in which consideration paid was $75,791, life and claim reserves released were $174,797, and other assets transferred were $3,916, resulting in a pre-tax gain of $95,090, which has been included in the statement of operations.

During 2013, the Company novated third-party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged, life and claim reserves were exchanged in the amount of $146,003 and other assets were exchanged in the amount of $15,520. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts. In connection with this transaction, an unamortized gain relating to these blocks of $67,331 ($44,018, net of tax) was released into income, resulting in a pre-tax gain of $67,331, which has been included in the statement of operations.

On November 1, 2013, the Company recaptured the business that was previously reinsured to an unaffiliated entity for which net consideration received was $380, invested and other assets received were $26,279, and life and claim reserves recaptured were $26,279, resulting in a pre-tax gain of $380, which was included in the statement of operations.

On July 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $3,880, life and claim reserves recaptured were $19,313, premiums recaptured were $1,838, and claims recaptured were $1,972, resulting in a pre-tax loss of $15,567, which was included in the statement of operations.

On April 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $106,511, life and claim reserves recaptured were $53,525, premiums recaptured were $11,432, and claims recaptured were $12,394, resulting in a pre-tax gain of $52,024, which was included in the statement of operations.

On March 31, 2013, the Company reinsured all business issued by its branch in Hong Kong to an affiliate, for which consideration paid was $54,610, life and claim reserves transferred were $54,691, and assets of $81 were transferred. As a result, there was no net financial impact from this transaction.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On March 27, 2013, the Company recaptured certain treaties from a non-affiliate effective October 1, 2012, for which net consideration received was $134,000, life and claim reserves recaptured were $116,225, premiums recaptured were $45,543, and claims recaptured were $68,014, resulting in a pre-tax loss of $4,696 which was included in the statement of operations.

During 2013, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $162,988 ($124,410, net of tax).

The Company reports a reinsurance deposit receivable of $203,429 and $190,564 as of December 31, 2015 and 2014, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2015, 2014 and 2013, the Company obtained letters of credit of $242,957, $123,006 and $200,872, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

The Company reinsures a closed block of guaranteed minimum income benefit (GMIB), guaranteed minimum death benefit (GMDB), and guaranteed minimum withdrawal benefit (GMWB) risks to Firebird Re Corp. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by Firebird Re Corp. are all affiliated variable annuity treaties.

Variable annuity reserves established by Firebird Re Corp. are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company took reserve credits for variable annuities of $790,284 in 2015. The amount of collateral supporting the reserve credits was $776,072 in 2015. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

7. Income Taxes

The net deferred income tax asset at December 31, 2015 and 2014 and the change from the prior year are comprised of the following components:

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,013,334	$292,581	$2,305,915
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,013,334	292,581	2,305,915
Deferred Tax Assets Nonadmitted	599,163	—	599,163

Subtotal (Net Deferred Tax Assets)	1,414,171	292,581	1,706,752
Deferred Tax Liabilities	687,781	260,819	948,600

Net Admitted Deferred Tax Assets	$726,390	$31,762	$758,152

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,224,685	$296,314	$1,520,999
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,224,685	296,314	1,520,999
Deferred Tax Assets Nonadmitted	307,165	—	307,165

Subtotal (Net Deferred Tax Assets)	917,520	296,314	1,213,834
Deferred Tax Liabilities	232,289	251,668	483,957

Net Admitted Deferred Tax Assets	$685,231	$44,646	$729,877

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$788,649	$(3,733)	$784,916
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	788,649	(3,733)	784,916
Deferred Tax Assets Nonadmitted	291,998	—	291,998

Subtotal (Net Deferred Tax Assets)	496,651	(3,733)	492,918
Deferred Tax Liabilities	455,492	9,151	464,643

Net Admitted Deferred Tax Assets	$41,159	$(12,884)	$28,275

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2015	2014	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$2,382	$1,957	$425
Policyholder reserves	726,271	390,314	335,957
Investments	471,638	34,153	437,485
Deferred acquisition costs	620,844	591,721	29,123
Compensation and benefits accrual	26,365	29,618	(3,253)
Receivables - nonadmitted	33,000	32,464	536
Tax credit carry-forward	67,359	57,824	9,535
Section 197 Intangible Amortization	6,250	20,965	(14,715)
Corporate Provision	474	530	(56)
Assumption Reinsurance	10,715	11,885	(1,170)
Other (including items <5% of ordinary tax assets)	48,036	53,254	(5,218)

Subtotal	2,013,334	1,224,685	788,649
Nonadmitted	599,163	307,165	291,998

Admitted ordinary deferred tax assets	1,414,171	917,520	496,651
Capital:
Investments	292,581	296,314	(3,733)

Subtotal	292,581	296,314	(3,733)
Nonadmitted	—	—	—

Admitted capital deferred tax assets	292,581	296,314	(3,733)

Admitted deferred tax assets	$1,706,752	$1,213,834	$492,918

	Year Ended December 31
	2015	2014	Change
Deferred Tax Liabilities:
Ordinary
Investments	$565,039	$162,410	$402,629
Deferred and uncollected premiums	26,944	—	26,944
Policyholder reserves	—	137	(137)
§807(f) adjustment	64,659	42,556	22,103
Separate account adjustments	31,139	27,186	3,953

Subtotal	687,781	232,289	455,492
Capital
Investments	260,819	251,668	9,151

Subtotal	260,819	251,668	9,151

Deferred tax liabilities	948,600	483,957	464,643

Net deferred tax assets/liabilities	$758,152	$729,877	$28,275

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2015 or 2014.

TLIC made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101 Q&A 2.9). Prior to this change, TLIC had DTAs and DTLs that were netted together within two specific categories of temporary differences. TLIC determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

As discussed in Note 1, for the years ended December 31, 2015 and 2014 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

				December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$285,887	$61,944	$347,831
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		329,835	80,486	410,321
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	329,835	80,486	410,321
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	704,125
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		798,449	150,151	948,600

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,414,171	$292,581	$1,706,752

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

				December 31, 2014
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$222,065	$39,563	$261,628
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		334,724	133,525	468,249
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	334,724	133,525	468,249
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	788,471
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		360,731	123,226	483,957

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$917,520	$296,314	$1,213,834

				Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$63,822	$22,381	$86,203
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(4,889)	(53,039)	(57,928)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(4,889)	(53,039)	(57,928)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(84,346)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2( a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		437,718	26,925	464,643

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$496,651	$(3,733)	$492,918

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2015	2014	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	844%	1047%	-203%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$4,700,489	$5,158,447	$(457,958)

The impact of tax planning strategies at December 31, 2015 and 2014 was as follows:

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	36%	5%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	28%	7%

	December 31, 2014
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	67%	13%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	40%	10%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$(32,253)	$250,565	$(282,818)
Foreign	(26)	—	(26)

Subtotal	(32,279)	250,565	(282,844)

Federal income tax on net capital gains	51,585	120,544	(68,959)

Federal and foreign income taxes incurred	$19,306	$371,109	$(351,803)

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2014	2013	Change
Current Income Tax
Federal	$250,565	$(280,164)	$530,729
Foreign	—	—	—

Subtotal	250,565	(280,164)	530,729

Federal income tax on net capital gains	120,544	56,632	63,912

Federal and foreign income taxes incurred	$371,109	$(223,532)	$594,641

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2015	2014	2013
Current income taxes incurred	$19,307	$371,109	$(223,532)
Change in deferred income taxes	(310,168)	315,714	(16,108)
(without tax on unrealized gains and losses)

Total income tax reported	$(290,861)	$686,823	$(239,640)

Income before taxes	$(271,278)	$1,034,269	$(93,918)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$(94,947)	$361,994	$(32,872)
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(69,205)	(46,828)	(37,520)
Tax credits	(81,829)	(37,788)	(43,849)
Tax-exempt Income	(7)	—	(13)
Tax adjustment for IMR	(33,936)	(16,620)	(18,818)
Surplus adjustment for in-force ceded	(40,327)	76,692	(66,671)
Nondeductible expenses	975	1,264	2,297
Deferred tax benefit on other items in surplus	(3,152)	319,999	(23,200)
Provision to return	(4,546)	8,055	(17,260)
Life-owned life insurance	(2,948)	(3,132)	(3,660)
Dividends from certain foreign corporations	2,092	1,066	904
Prior period adjustment	—	—	(109)
Pre-tax income of SMLLC’s	46,193	52,362	503
Partnership Permanent Adjustment	(13,177)	(11,764)	(2,951)
Other	3,953	(18,477)	3,579

Total income tax reported	$(290,861)	$686,823	$(239,640)

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2015.

As of December 31, 2015 and 2014, respectively, the Company had a $67,359 and $57,824 tax credit carryforward available for tax purposes. Included in the 2015 tax credit carryforward is a general business tax credit carryforward of $25,411. Of this amount, $9,212 was generated in 2014 and will expire in 2034 and $16,199 was generated in 2015 and will expire in 2035. As of December 31, 2015 and 2014, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $27,948, $319,883 and $0 during 2015, 2014 and 2013, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2015 and 2014 is $4,152 and $2,350, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $4,152. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2015, 2014 and 2013 is $143, $43 and ($67), respectively. The total interest payable balance as of December 31, 2015 and 2014 is $214 and $71, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examinations for the years 2005 through 2008 have been completed and resulted in tax return adjustments that have been approved by IRS Appeals. We expect the receivables and payables for those years to be settled in 2016. An examination is in progress for the years 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.05% and 0.06% of ordinary life insurance in force at December 31, 2015 and 2014.

For the years ended December 31, 2015, 2014 and 2013, premiums for life participating policies were $13,196, $14,110 and $14,802, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $5,894, $8,045 and $8,579 to policyholders during 2015, 2014 and 2013, respectively, and did not allocate any additional income to such policyholders.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$1,275,215	$—	$—	$1,275,215	1%
At book value less surrender charge of 5% or more	250,597	—	—	250,597	0
At fair value	134,954	—	63,388,970	63,523,924	71

Total with adjustment or at fair value	1,660,766	—	63,388,970	65,049,736	72
At book value without adjustment (minimal or no charge or adjustment)	14,346,775	34,954	—	14,381,729	16
Not subject to discretionary withdrawal provision	11,126,108	43,311	38,287	11,207,706	12

Total annuity reserves and deposit liabilities	27,133,649	78,264	63,427,257	90,639,171	100%

Less reinsurance ceded	9,235,531	—	—	9,235,531

Net annuity reserves and deposit liabilities	$17,898,118	$78,264	$63,427,257	$81,403,640

	December 31 2014
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$1,615,373	$—	$—	$1,615,373	2%
At book value less surrender charge of 5% or more	315,771	—	—	315,771	0
At fair value	107,875	—	61,936,638	62,044,513	68

Total with adjustment or at fair value	2,039,019	—	61,936,638	63,975,657	70
At book value without adjustment (minimal or no charge or adjustment)	15,856,777	51,655	—	15,908,432	17
Not subject to discretionary withdrawal provision	11,313,186	55,612	42,204	11,411,002	13

Total annuity reserves and deposit liabilities	29,208,982	107,267	61,978,842	91,295,091	100%

Less reinsurance ceded	9,367,185	—	—	9,367,185

Net annuity reserves and deposit liabilities	$19,841,797	$107,267	$61,978,842	$81,927,906

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Transamerica Premier Life Insurance Company, an affiliate. The liabilities assumed are $167,933 and $190,520 at December 31, 2015 and 2014, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$—	$31	$9,244	$12,203,423	$12,212,698

Reserves for separate accounts as of December 31, 2015 with assets at:
Fair value	$—	$19,818	$23,493	$66,606,612	$66,649,923
Amortized cost	—	633,332	—	—	633,332

Total as of December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	66,568,326	66,568,326
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,332	—	—	633,332

Subtotal	—	633,332	—	66,568,326	67,201,658
Not subject to discretionary withdrawal	—	19,818	23,493	38,286	81,597

Total separate account reserve liabilities at December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed		Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014		$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$		$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost		—	634,931	—	—	634,931

Total as of December 31, 2014		$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal		$—	$—	$—	$—	$—
With fair value adjustment		—	—	—	—	—
At fair value		—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%		—	634,931	—	—	634,931

Subtotal		—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal		—	20,574	35,038	42,203	97,815

Total separate account reserve liabilities at December 31, 2014		$—	$655,505	$35,038	$65,194,925	$65,885,468

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$—	$538	$10,350	$12,450,327	$12,461,215

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$19,400	$35,919	$56,624,730	$56,680,049
Amortized cost		631,636	—	—	631,636

Total as of December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	56,582,087	56,582,087
At book value without fair value adjustment and with current surrender charge of less than 5%	—	631,636	—	—	631,636

Subtotal	—	631,636	—	56,582,087	57,213,723
Not subject to discretionary withdrawal	—	19,400	35,919	42,643	97,962

Total separate account reserve liabilities at December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2015	2014	2013
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$12,204,163	$13,127,680	$12,451,604
Transfers from separate accounts	(8,389,740)	(6,499,970)	(5,908,789)

Net transfers to separate accounts	3,814,423	6,627,710	6,542,815
Miscellaneous reconciling adjustments	1,337,434	1,882,846	709,764

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$5,151,857	$8,510,556	$7,252,579

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2015 and 2014, the Company’s separate account statement included legally insulated assets of $72,128,772 and $70,571,067, respectively. The assets legally insulated from general account claims at December 31, 2015 and 2014 are attributed to the following products:

	2015	2014
Group annuities	$24,948,800	$24,759,509
Variable annuities	42,603,715	40,885,143
Fixed universal life	695,852	666,665
Variable universal life	3,602,521	3,955,724
Variable life	196,411	205,675
Modified separate accounts	70,353	88,889
Registered Market Value
Annuity Product - SPL	11,120	9,462

Total separate account assets	$72,128,772	$70,571,067

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities of $3,029,017 and $1,975,847, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $434,084, $342,823, $242,109, $180,478 and $124,016 to the general account in 2015, 2014, 2013, 2012 and 2011, respectively. During the years ended December 31, 2015, 2014, 2013, 2012 and 2011 the general account of the Company had paid $223,304, $35,985, $30,830, $61,901 and $28,556, respectively, toward separate account guarantees.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the Company reported guaranteed separate account assets at amortized cost in the amount of $668,367 and $641,602, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $695,578 and $701,918 at December 31, 2015 and 2014, respectively, which would have resulted in an unrealized gain of $27,211 and $60,316, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2015
Minimum guaranteed death benefit	$9,824,534	$305,392	$205,460
Minimum guaranteed income benefit	3,845,600	585,083	540,176
Guaranteed premium accumulation fund	233,040	24,086	—
Minimum guaranteed withdrawal benefit	32,000,725	255,044	14,383
December 31, 2014
Minimum guaranteed death benefit	$10,693,732	$241,453	$222,515
Minimum guaranteed income benefit	5,605,109	1,175,994	921,716
Guaranteed premium accumulation fund	237,459	23,120	—
Minimum guaranteed withdrawal benefit	29,995,054	29,274	(72)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2015 and 2014, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$5,595	$5,322	$273
Ordinary renewal business	526,286	11,110	515,176
Group life business	49,752	10,235	39,517
Credit life business	1,214	—	1,214
Reinsurance ceded	(459,372)	—	(459,372)

	123,475	26,667	96,808
Accident and health	42,708	—	42,708

	$166,183	$26,667	$139,516

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$5,322	$3,323	$4,789
Ordinary renewal business	11	14,246	545,557
Group life business	53,926	9,709	13,783
Credit life business	1,214	—	1,467
Reinsurance ceded	(433,863)	—	(391,899)

	200,975	27,278	173,697
Accident and health	29,473	—	29,473

	$230,448	$27,278	$203,170

Amounts recorded as supplementary contracts without life contingencies of $2,738,140 and $3,068,610 at December 31, 2015 and 2014, respectively, are subject to discretionary withdrawals without adjustments.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2015 and 2014, the Company had insurance in force aggregating $96,861,149 and $78,553,462, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,588,502 and $667,730 to cover these deficiencies as of December 31, 2015 and 2014, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. The Company has recorded a liability of $19 for the amount it has been assessed to fund the transitional reinsurance program.

The Medicare Part D business has two types of pharmaceutical rebate receivable estimates. Pharmaceutical rebate receivables related to the Medicare Coverage Gap Discount program are estimated based on the historical experience of beneficiary prescriptions and consideration of the utilization that is expected to result from the discount in the coverage gap. Pharmaceutical rebate receivables that are not related to the Medicare Coverage Gap Discount program are estimated based upon the experience ratio

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

of rebates paid and actual prescriptions written during prior quarters. The experience ratio is applied to the respective period’s claims to estimate the rebate receivable. The estimates are evaluated regularly to ensure that the historical trends and future expectations are as current as practicable.

Quarter	Estimated Pharmacy Rebates as Reported on Financial Statements	Pharmacy Rebates as Billed or Otherwise Confirmed	Actual Rebates Received Within 90 Days of Billing	Actual Rebates Received Within 91 to 180 Days of Billing	Actual Rebates Received More Than 180 Days After Billing
12/31/2015	$3,758	$—	$—	$—	$—
9/30/2015*	3,234	3,159	—	—	—
6/30/2015*	2,308	2,393	1,561	817	—
3/31/2015*	1,528	2,088	1,224	688	176
12/31/2014	2,106	2,929	2,080	740	109
9/30/2014*	1,952	2,226	1,599	566	58
6/30/2014*	1,478	1,574	976	530	83
3/31/2014*	895	862	256	502	103
12/31/2013*	1,324	1,351	1,171	145	29
9/30/2013*	1,066	1,130	1,029	100	—
6/30/2013*	747	753	576	168	8
3/31/2013*	428	440	308	131	1

*	Unaudited

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2016, without the prior approval of insurance regulatory authorities, is $545,864.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company paid a cash return of capital of $300,000 on December 22, 2015 to its parent company. The Company did not pay any ordinary common stock dividends in 2015.

The Company paid ordinary common stock dividends of $329,510 and $79,320 to its common stock shareholder, Transamerica International Holdings, Inc. on December 24, 2014 and December 23, 2013, respectively. The Company paid preferred stock dividends of $52,100, and $18,390, to its preferred stock shareholders, Transamerica Corporation and TA Corp, respectively, on December 24, 2014. On December 23, 2013, the Company paid preferred stock dividends of $52,240, and $18,440, to Transamerica Corporation and TA Corp, respectively.

Prior to the merger, SLIC paid ordinary common stock dividends of $10,800 and $11,000 to its parent company, on December 24, 2014 and December 23, 2013. SLIC paid extraordinary dividends of $39,200 and $39,000 to its parent company, on December 24, 2014 and December 23, 2013, respectively. These dividends were approved by the Vermont Department of Financial Regulation.

The Company received common stock dividends of $17,720 and preferred stock dividends of $430 on December 24, 2014 from its subsidiary, Transamerica Financial Life Insurance Company (TFLIC).

The Company received capital contributions of $10 from TIHI on March 31, 2015.

The Company received returns of capital of $2,000 and $1,500 from its subsidiary, Peoples Benefit Services, LLC, on December 31, 2014 and December 23, 2013, respectively.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Additional information related to the outstanding surplus notes at December 31, 2015 and 2014 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2015	$150,000	$9,000	$117,000	$2,250
2014	$150,000	$9,000	$108,000	$2,250

On January 1, 2015, the Company was subject to an annual fee under Section 9010 of the ACA. This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2016, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2016 to be $2,292.

	Year Ended December 31,
	2015	2014	2013
ACA fee assessment payable for the upcoming year	$2,292	$1,803	$1,034
ACA fee assessment paid	1,382	1,031	—
Premium written subject to ACA 9010 assessment	119,738	87,058	60,198
Total adjusted capital before surplus adjustment	6,246,426	6,800,064	—
Total adjusted capital after surplus adjustment	6,244,134	6,798,260	—
Authorized control level after surplus adjustment	650,544	586,954	—

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, respectively, securities in the amount of $2,692,737 and $2,827,177 were on loan under securities lending agreements. At December 31, 2014, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,760,922 and $2,905,729 at December 31, 2015 and 2014, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,760,891
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,760,891
Securities received	—

Total collateral received	$2,760,891

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$544,526	$544,526
30 days or less	1,086,315	1,086,315
31 to 60 days	480,254	480,254
61 to 90 days	115,625	115,625
91 to 120 days	405,497	405,497
121 to 180 days	128,705	128,705

Total	2,760,922	2,760,922
Securities received	—	—

Total collateral reinvested	$2,760,922	$2,760,922

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,761,569 (fair value of $2,760,922) that are currently tradable securities that could be sold and used to pay for the $2,760,891 in collateral calls that could come due under a worst-case scenario.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Transamerica. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Transamerica. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Pension expenses were $32,799, $29,648 and $27,491 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica, the Company’s parent, which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $16,439, $14,742 and $13,276 for the years ended December 31, 2015, 2014 and 2013 respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2015, 2014 and 2013 was insignificant. TA Corp also sponsors an

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,361, $6,609 and $7,149 related to these plans for the years ended December 31, 2015, 2014 and 2013, respectively.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $34,824.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $802,193, $1,144,254 and $1,005,739 during 2015, 2014 and 2013, respectively. The amount paid as a result of being a party to these agreements was $445,385, $858,981 and $751,057 during 2015, 2014 and 2013, respectively. Fees

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $133,831, $124,653 and $96,209 for these services during 2015, 2014 and 2013, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $71,184, $143,027 and $115,212 for the years ended December 31, 2015, 2014 and 2013, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2015, 2014 and 2013, the Company paid net interest of $90, $50 and $32, respectively, to affiliates. At December 31, 2015 and 2014, respectively, the Company reported receivables from affiliates of $74,424 and $166,327. At December 31, 2015 and 2014, respectively, the Company reported payables to affiliates of $18,965 and $9,820. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2015, the Company had short-term intercompany notes receivable of $278,771 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$254,271	October 27, 2016	0.25%
Transamerica Corporation	24,500	October 28, 2016	0.25%

At December 31, 2014, the Company had short-term intercompany notes receivable of $645,800 as follows.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$45,700	September 17, 2015	0.12%
Transamerica Corporation	2,000	September 30, 2015	0.12%
Transamerica Corporation	26,500	September 30, 2015	0.12%
Transamerica Corporation	79,200	October 1, 2015	0.12%
Transamerica Corporation	51,300	October 20, 2015	0.12%
Transamerica Corporation	27,700	October 21, 2015	0.12%
Transamerica Corporation	6,700	December 1, 2015	0.12%
Transamerica Corporation	400,000	December 29, 2015	0.12%
Transamerica Corporation	6,700	December 31, 2015	0.12%

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $162,440 and $158,942 at December 31, 2015 and 2014, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2015 and 2014, the cash surrender value of these policies was $167,132 and $165,018, respectively.

The aggregate balance sheet value for all SCA investments, except SCA insurance entities, are as follows:

SCA Description	Gross Amount	Nonadmitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation	Disallowed Entity’s Valuation Method, Resubmission Required
Real Estate Alternatives Portfolio 3A Inc	$20,372	$—	$20,372	3/1/2016	Sub-2	Yes	$21,564	No

The Company reports an investment in the following insurance SCAs for which the audited statutory equity reflects a departure from NAIC SAP.

The following insurance subsidiaries are valued by the Company at audited statutory equity in the financial statements:

TRRI reflects an admitted asset, equal to the value of a parental guarantee provided by Transamerica Corporation, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2015	2014
Net loss, state of Iowa basis	$(56,820)	$(20,876)
State prescribed practice - limited purpose subsidiary valuation	—	—

Net loss, NAIC SAP	$(56,820)	$(20,876)

Statutory surplus, state of Iowa basis	$869,844	$817,285
State prescribed practice - limited purpose subsidiary valuation	(2,001,339)	(1,929,798)

Statutory (deficit), NAIC SAP	$(1,131,495)	$(1,112,513)

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If TRRI had not been prescribed to include the parental guarantee as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

TRRI is valued in the Company’s financial statements in accordance with requirements prescribed by Iowa Administrative Code 191-99.11(5), equal to its audited statutory surplus, which includes the prescribed practice. In accordance with SSAP No. 97 the equity of the subsidiary would be valued at zero as the equity method of the subsidiary would have been suspended.

	2015	2014
TLIC Investment in TRRI - with prescribed practice	$869,844	$817,285
TLIC Investment in TRRI - SSAP No. 97 valuation	$—	$—

TORI reflects an admitted asset, equal to the value of the structured note provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2015	2014
Net loss, state of Iowa basis	$(21,647)	$(838,080)
State prescribed practice - limited purpose subsidiary valuation	—	—

Net loss, NAIC SAP	$(21,647)	$(838,080)

Statutory surplus, state of Iowa basis	$132,955	$113,677
State prescribed practice - limited purpose subsidiary valuation	(924,826)	(788,951)

Statutory (deficit), NAIC SAP	$(791,871)	$(675,274)

If TORI had not been prescribed to include the structured note as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

TORI is valued in the Company’s financial statements in accordance with requirements prescribed by Iowa Administrative Code 191-99.11(5), equal to its audited statutory surplus, which includes the prescribed practice. In accordance with SSAP No. 97 the equity of the subsidiary would be valued at zero as the equity method of the subsidiary would have been suspended.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following insurance subsidiaries are currently valued at zero by the Company in its financial statements:

LIICA RE II (LRII) reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net loss, state of Vermont basis	$(187,894)	$(4,724)
State permitted practices - letter of credit	—	—

Net loss, NAIC SAP	$(187,894)	$(4,724)

Statutory surplus, state of Vermont basis	$123,899	$188,591
State permitted practices - letter of credit	(160,000)	(75,000)

Statutory (deficit), NAIC SAP	$(36,101)	$113,591

If LRII had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

LRII is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in LRII - with permitted practice	$—	$—
TLIC Investment in LRII - SSAP No. 97 valuation	$—	$—

Pine Falls Re (PFRe) reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

111

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net loss, state of Vermont basis	$(63,249)	$(20,571)
State permitted practices - letter of credit	—	—

Net loss, NAIC SAP	$(63,249)	$(20,571)

Statutory surplus, state of Vermont basis	$341,599	$323,780
State permitted practices - letter of credit	(1,123,140)	(1,056,470)

Statutory (deficit), NAIC SAP	$(781,541)	$(732,690)

If PFRe had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

PFRe is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in PFRe - with permitted practice	$—	$—
TLIC Investment in PFRe - SSAP No. 97 valuation	$—	$—

Stonebridge Reinsurance Company (SRC) reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net income (loss), state of Vermont basis	$(51,265)	$19,704
State permitted practices - letter of credit	—	—

Net income (loss), NAIC SAP	$(51,265)	$19,704

Statutory surplus, state of Vermont basis	$89,621	$144,601
State permitted practices - letter of credit	(919,269)	(933,404)

Statutory (deficit), NAIC SAP	$(829,648)	$(788,803)

112

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If SRC had not been permitted to include the letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

SRC is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in SRC - with permitted practice	$—	$—
TLIC Investment in SRC - SSAP No. 97 valuation	$—	$—

MLIC Re I reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net income, state of Vermont basis	$81,736	$100,470
State permitted practices - letter of credit	—	—

Net income, NAIC SAP	$81,736	$100,470

Statutory surplus, state of Vermont basis	$420,972	$408,237
State permitted practices - letter of credit	(1,070,000)	(1,150,000)

Statutory (deficit), NAIC SAP	$(649,028)	$(741,763)

If MLIC Re I had not been permitted to include the letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

MLIC Re I is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in MLIC Re - with permitted practice	$—	$—
TLIC Investment in MLIC Re - SSAP No. 97 valuation	$—	$—

113

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies

At December 31, 2015 and 2014, the Company has mortgage loan commitments of $3,000 and $78,088, respectively. The Company has contingent commitments for $374,233 and $317,818 as of December 31, 2015 and 2014, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $8,611 and $1,771, respectively.

At December 31, 2015 and 2014, the Company has private placement commitments outstanding of $69,000 and $78,000, respectively.

The Company sold $209,176 securities on a TBA basis as of December 31, 2015. The receivable related to these TBA was reclassed. Note 5. Investments provides details on the offsetting and netting of assets and liabilities related to this transaction. The Company had no securities acquired (sold) on a TBA basis as of December 31, 2014.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2015 and 2014, respectively, was $1,057,821 and $936,974. In addition, securities in the amount of $339,479 and $250,905 were also posted to the Company as of December 31, 2015 and 2014, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees at December 31, 2015 or 2014, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income.

The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $88 and $131 at December 31, 2015 and 2014, respectively. No payments are required as of December 31, 2015. The current assessment of risk of making payments under these guarantees is remote.

114

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2015, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2015, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2015, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R. The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2015 and 2014, TLB holds related statutory-basis policy and claim reserves of $1,567,299 and $1,095,894, respectively, which would be the maximum potential amount of future payments the

115

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2015, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2015 and 2014, TLB holds related statutory-basis policy and claim reserves of $2,587,349 and 1,864,241, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2015, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2015 or 2014, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchased structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2015 and 2014 for the total payout block is $3,448,503 and $3,543,319, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

116

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2015 and 2014:

	December 31
	2015	2014
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$4,154,736	$2,960,266

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	4,154,648	2,960,135
Other	88	131

Total impact if action required	$4,154,736	$2,960,266

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to improve spread lending liquidity. The Company has determined the actual/estimated maximum borrowing capacity as $4,186,740. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2015 and 2014, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2015	2014
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	94,000	94,000
Excess Stock	—	—

Total	$104,000	$104,000

117

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

At December 31, 2015 and 2014, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2015
Total Collateral Pledged	$3,463,755	$3,299,057

	Fair Value	Carry Value

December 31, 2014
Total Collateral Pledged	$3,280,906	$3,040,674

During 2015 and 2014, the maximum amount pledged to the FHLB during reporting period was as follows:

	Fair Value	Carry Value
2015
Maximum Collateral Pledged	$3,841,327	$3,554,195

	Fair Value	Carry Value
2014
Maximum Collateral Pledged	$3,799,769	$3,522,694

118

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the borrowings from the FHLB were as follows:

	General Account	Funding Agreements Reserves Established
December 31, 2015
Debt	$—	$—
Funding agreements	2,350,000	1,450,418
Other	108,156	—

Total	$2,458,156	$1,450,418

	General Account	Funding Agreements Reserves Established
December 31, 2014
Debt	$—	$—
Funding agreements	2,350,000	1,450,149
Other	115,559	—

Total	$2,465,559	$1,450,149

During 2015, the maximum amount of borrowings during reporting period was as follows:

General Account
2015
Debt	$—
Funding agreements	2,350,000
Other	115,559

Total	$2,465,559

119

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	N/A
Funding Agreements	NO
Other	NO

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,503,747 and $2,006,867 as of December 31, 2015 and 2014, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. To comply with statutory guidelines no related reserves have been recorded at December 31, 2015. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2014.

The Company has guaranteed the full faith and complete performance of Mid-West National Life Insurance Company of Tennessee (Mid-West), an unaffiliated company, through execution of a Cut-Through Endorsement and Substitution Agreement and a Stop-Loss Reinsurance Agreement, with respect to the obligations of Mid-West on a block of annuity contracts assumed by Mid-West from Mutual Security Life Insurance Company in Liquidation (Transferred Contracts). The Company agrees to substitute itself in Mid-West’s place with respect to the Transferred Contracts if Mid-West fails to perform any of the terms, duties, and conditions of the reinsurance agreement between Mid-West and Mutual Security Life Insurance Company. This guarantee is in force until

120

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

all duties and obligations of the Transferred Contracts and the agreements have been completely satisfied. Wilton Reinsurance Company has agreed to reimburse TLIC for any payments made. As of December 31, 2015, the most recent reserve balance reported to the Company (as of September 30, 2015) is $8,298,944. As of December 31, 2015, the Company does not anticipate future action under the guarantee will be required.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $6,375 and $6,458 and an offsetting premium tax benefit of $3,205 and $2,863 at December 31, 2015 and 2014, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $1,112, $(57) and $46, for the years ended December 31, 2015, 2014 and 2013, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $90,299 and $89,271 for municipal repurchase agreements as of December 31, 2015 and 2014, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $109,792 and $109,826, respectively, and fair values of $114,644 and $114,296, respectively, as of December 31, 2015 and 2014. These securities have maturity dates that range from 2018 to 2045.

121

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2015 and 2014, the Company had dollar repurchase agreements outstanding in the amount of $705,253 and $463,257, respectively. The Company had an outstanding liability for borrowed money in the amount $496,529 and $465,485, which included accrued interest of $1,941 and $1,406, at December 31, 2015 and 2014, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$494,587
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	494,587
Securities received	—

Total collateral received	$494,587

122

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2015 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	4	$2,355	$2,326	$74
NAIC 5	2	1,079	1,066	25
Preferred stocks:
NAIC 3	1	$183	$183	$141

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the matter described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2015 through April 25, 2016.

Effective January 1, 2016, a Bermuda-domiciled affiliate, Global Preferred Re Limited (GPRe) merged into the Company. This was accounted for under the statutory merger method. In accordance with the Plan of Merger, the Company was the surviving corporation.

16. Corrections to Prior Period Financial Statements

Certain corrections have been made to prior period financial statements. In the Statements of Cash Flows for the years ended December 31, 2014 and 2013, the following amounts were reclassified between categories within the statement to properly reflect the cash flow activity related to collateral received on derivative transactions and to remove non-cash derivative book value amortization:

	For the year ended December 31, 2014		For the year ended December 31, 2013
	As previously reported	Corrected amount	As previously reported	Corrected amount
Net investment income received	2,351,044	2,375,006	2,476,533	2,504,353
Commissions, expenses paid and aggregate write-ins for deductions	(1,536,678)	(2,395,866)	(4,381,845)	(3,796,000)
Net cash (used in) provided by operating activities	2,083,356	1,248,130	(79,671)	533,994
Miscellaneous applications	(49,869)	(73,831)	(820)	(28,640)
Net cash provided by (used in) investing activities	3,198,497	3,174,535	(1,305,170)	(1,332,990)
Other cash provided	145,204	1,004,392	204,454	(381,391)
Net cash provided by (used in) financing and miscellaneous activities	(4,121,360)	(3,262,172)	(1,052,607)	(1,638,452)

There was no effect on net income, changes in capital or surplus or total capital and surplus of the prior periods. Management has evaluated the errors and related corrections and concluded that they were not material to any previously reported annual financial statements.

123

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON US Holding Corp	13-3350744
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Distribution Corporation (FKA Transamerica Retirement Solutions)	47-4460403
AUSA Holding Company	52-1549874
AUSA Properties Inc	27-1275705
Clark Investment Strategies Inc	38-3768457
Clark Securities Inc	95-4295824
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRG Insurance Agency Inc	95-4123166
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

124

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Pyramid Insurance Company LTD	98-0087891
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Life Insurance Company	03-0164230
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
The RCC Group Inc	13-3695273
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

125

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Holdings Inc	94-2873401
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Retirement Advisors, Inc	45-2892702
Transamerica Retirement Insurance Agency, Inc	46-2720367
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

126

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2015

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$6,399,323	$6,819,058	$6,413,130
States, municipalities and political subdivisions	1,013,901	1,017,191	1,013,793
Foreign governments	421,725	432,238	421,725
Hybrid securities	253,423	226,156	253,423
All other corporate bonds	25,956,262	27,939,185	25,931,250
Preferred stocks	99,103	97,770	99,103

Total fixed maturities	34,143,737	36,531,598	34,132,424
Equity securities
Common stocks:
Industrial, miscellaneous and all other	111,416	126,649	126,649

Total equity securities	111,416	126,649	126,649
Mortgage loans on real estate	5,351,129		5,351,129
Real estate	131,515		131,515
Policy loans	649,738		649,738
Other long-term investments	826,246		826,246
Receivable for Securities	17,469		17,469
Securities Lending	2,760,922		2,760,922
Cash, cash equivalents and short-term investments	1,982,187		1,982,187

Total investments	$45,974,359		$45,978,279

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $34,560 are held at fair value rather than amortized cost due to having an NAIC 6 rating.

128

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2015
Individual life	$14,281,262	$—	$294,838	$978,734	$725,919	$2,094,133	$800,784
Individual health	3,825,220	101,563	171,161	247,524	281,181	465,188	259,508
Group life and health	1,893,922	26,260	109,739	664,396	95,206	277,444	307,198
Annuity	14,745,474	—	25,894	12,918,362	1,106,650	8,766,785	6,041,879
Other	—	—	—	—	114,826	—	—

	$34,745,878	$127,823	$601,632	$14,809,016	$2,323,782	$11,603,550	$7,409,369

Year ended December 31, 2014
Individual life	$14,070,098	$—	$235,349	$2,241,435	$784,891	$1,462,245	$2,078,598
Individual health	3,469,272	108,308	173,505	(3,366,284)	233,091	593,464	184,228
Group life and health	2,039,392	26,474	111,607	709,068	167,144	418,964	402,714
Annuity	16,342,661	—	20,739	16,651,063	1,169,816	9,897,892	8,560,296

	$35,921,423	$134,782	$541,200	$16,235,282	$2,354,942	$12,372,565	$11,225,836

Year ended December 31, 2013
Individual life	$14,301,153	$—	$234,640	$1,228,883	$807,370	$1,920,908	$966,534
Individual health	3,338,686	103,913	135,230	488,080	203,846	483,553	167,941
Group life and health	2,035,727	28,058	109,463	685,375	122,045	434,610	377,954
Annuity	15,055,784	—	16,053	13,493,425	1,333,338	6,504,358	8,142,996

	$34,731,350	$131,971	$495,386	$15,895,763	$2,466,599	$9,343,429	$9,655,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

129

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2015
Life insurance in force	$526,735,949	$884,406,081	$541,787,048	$184,116,916	294%

Premiums:
Individual life	$2,399,330	$2,771,117	$1,350,521	$978,734	138%
Individual health	705,974	468,848	11,260	248,386	5%
Group life and health	864,846	234,779	34,330	664,397	5%
Annuity	13,651,819	826,310	92,853	12,918,362	1%

	$17,621,969	$4,301,054	$1,488,964	$14,809,879	10%

Year ended December 31, 2014
Life insurance in force	$495,242,330	$938,349,469	$576,885,875	$133,778,736	431%

Premiums:
Individual life	$2,671,642	$1,856,465	$1,426,257	$2,241,434	64%
Individual health	638,552	4,021,733	16,898	(3,366,283)	-1%
Group life and health	855,114	185,824	39,779	709,069	6%
Annuity	14,697,625	(1,859,920)	93,519	16,651,064	1%

	$18,862,933	$4,204,102	$1,576,453	$16,235,284	10%

Year ended December 31, 2013
Life insurance in force	$435,087,804	$907,110,845	$609,170,089	$184,893,712	329%

Premiums:
Individual life	$2,421,343	$2,627,249	$1,434,789	$1,228,883	117%
Individual health	573,791	105,031	19,321	488,081	4%
Group life and health	831,395	189,437	43,417	685,375	6%
Annuity	13,562,324	142,308	73,409	13,493,425	1%

	$17,388,853	$3,064,025	$1,570,936	$15,895,764	10%

130

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2015 and 2014

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2015 and 2014

Contents

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Statements of Assets and Liabilities	2
Statements of Operations and Changes in Net Assets	7
Notes to Financial Statements	32

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA B of

Transamerica Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B (the “Separate Account”) at December 31, 2015, the results of its operations for each of the periods indicated and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015, by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2016

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	8,785,708.173	$104,002,397	$95,500,648	$(52)	$95,500,596	47,328,479	$1.222532	$11.578642
AB Growth and Income Class B Shares	6,524,763.955	164,014,420	194,307,471	(136)	194,307,335	86,893,047	1.262614	13.111425
AB Large Cap Growth Class B Shares	642,539.266	18,314,466	30,694,101	(108)	30,693,993	19,226,523	1.411309	2.274943
American Funds - Asset Allocation Class 2 Shares	25,023,172.720	502,260,855	511,723,882	(73)	511,723,809	229,793,901	1.345652	11.856055
American Funds - Bond Class 2 Shares	15,921,472.677	174,705,397	168,449,181	(109)	168,449,072	83,923,617	1.036969	10.025430
American Funds - Growth Class 2 Shares	3,570,866.594	251,888,263	241,711,960	61	241,712,021	69,343,957	1.449999	13.590454
American Funds - Growth-Income Class 2 Shares	5,241,941.545	252,707,960	236,097,047	68	236,097,115	56,995,196	1.495605	13.268499
American Funds - International Class 2 Shares	6,378,228.996	126,456,011	114,935,687	(97)	114,935,590	54,330,699	0.971893	10.368789
BlackRock Basic Value V.I. Class I Shares	1,561,195.170	22,126,719	20,857,567	(40)	20,857,527	8,817,241	1.728421	2.926794
BlackRock Global Allocation V.I. Class I Shares	962,266.269	14,784,335	14,520,598	(36)	14,520,562	7,842,563	1.558655	2.663181
BlackRock High Yield V.I. Class I Shares	762,757.382	5,548,415	5,163,867	25,038	5,188,905	2,441,830	1.803150	2.190313
Fidelity® VIP Balanced Service Class 2	18,776,482.222	301,945,740	299,484,891	(160)	299,484,731	159,318,959	1.283256	12.223678
Fidelity® VIP Contrafund® Initial Class	21,135.538	695,100	716,917	7	716,924	201,666	1.466953	13.377221
Fidelity® VIP Contrafund® Service Class 2	13,525,524.643	411,475,671	449,858,950	118	449,859,068	172,144,924	1.338175	13.195143
Fidelity® VIP Equity-Income Initial Class	3,457.907	69,028	70,749	(2)	70,747	52,261	1.204878	1.401929
Fidelity® VIP Equity-Income Service Class 2	2,391,373.429	47,862,827	47,923,124	50	47,923,174	30,565,159	1.085841	1.918303
Fidelity® VIP Growth Initial Class	616.545	24,077	40,538	19	40,557	25,199	1.563019	1.838411
Fidelity® VIP Growth Service Class 2	624,788.042	22,686,700	40,617,471	142	40,617,613	25,975,749	1.395966	2.256584
Fidelity® VIP Growth Opportunities Service Class 2	69,394.743	1,233,891	2,178,995	22	2,179,017	1,281,973	1.341053	2.040328
Fidelity® VIP Mid Cap Initial Class	1,566.732	53,986	51,154	3	51,157	24,745	1.311192	12.882048
Fidelity® VIP Mid Cap Service Class 2	9,370,281.988	301,191,278	298,256,076	(173)	298,255,903	98,025,909	1.278697	12.706240
Fidelity® VIP Value Strategies Initial Class	6,155.216	70,724	89,497	(3)	89,494	47,767	1.333366	12.090207
Fidelity® VIP Value Strategies Service Class 2	8,510,362.212	101,212,305	124,591,703	75	124,591,778	53,699,682	1.230819	11.925652
Franklin Founding Funds Allocation Class 4 Shares	16,813,677.491	123,521,202	115,509,964	(166)	115,509,798	67,682,365	1.155268	1.833573
Franklin Income Class 2 Shares	6,300,906.635	93,461,518	89,472,874	(102)	89,472,772	74,138,690	1.104290	1.280444
Franklin Mutual Shares Class 2 Shares	953,477.072	15,751,365	18,306,760	35	18,306,795	15,954,729	1.040215	1.286943
Franklin Templeton Foreign Class 2 Shares	2,707,674.944	37,322,335	35,741,309	150	35,741,459	38,972,850	0.847185	0.951033
GE Investments Total Return Class 3 Shares	3,127,617.782	55,346,370	55,077,349	14	55,077,363	37,260,511	1.139088	10.999349
Huntington VA Dividend Capture	192,455.678	2,267,686	2,340,261	8	2,340,269	1,735,947	1.247295	1.353451
Huntington VA Situs	149,306.413	2,821,316	2,588,973	9	2,588,982	1,940,602	1.235343	1.340486
Invesco V.I. American Franchise Series II Shares	132,752.349	4,993,411	7,414,219	26	7,414,245	5,078,250	1.417771	1.524587

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Value Opportunities Series II Shares	2,383,354.626	$13,642,428	$18,566,333	$62	$18,566,395	15,432,956	$0.904962	$1.512157
Janus Aspen - Enterprise Service Shares	361,520.869	14,079,454	19,764,346	(120)	19,764,226	11,696,584	1.073099	3.372232
Janus Aspen - Global Research Service Shares	756,322.683	21,425,686	29,897,436	(25)	29,897,411	27,624,966	0.793538	1.707219
Janus Aspen - Perkins Mid Cap Value Service Shares	172,666.879	2,706,394	2,735,043	(5)	2,735,038	1,382,062	1.397112	2.056122
MFS® New Discovery Service Class	3,116,513.727	48,394,754	45,033,623	32	45,033,655	23,490,980	1.154017	2.432904
MFS® Total Return Service Class	2,481,663.792	45,878,567	55,241,836	153	55,241,989	34,352,892	1.210156	1.730313
NVIT Developing Markets Class II Shares	3,893.014	22,009	18,764	—	18,764	28,720	0.541539	0.740884
TA AB Dynamic Allocation Initial Class	2,491,755.754	21,805,929	23,447,422	146	23,447,568	14,928,873	1.049059	1.664793
TA AB Dynamic Allocation Service Class	37,070,805.634	321,983,780	346,241,325	(70)	346,241,255	200,324,935	0.982814	10.621586
TA Aegon High Yield Bond Initial Class	11,016,533.478	86,562,477	79,539,372	86	79,539,458	42,484,816	1.160880	9.954097
TA Aegon High Yield Bond Service Class	18,719,054.389	152,933,779	137,023,478	95	137,023,573	46,396,791	1.148401	9.779932
TA Aegon Money Market Initial Class	118,060,844.861	118,060,845	118,060,845	52	118,060,897	104,356,069	0.901979	1.347167
TA Aegon Money Market Service Class	383,764,424.752	383,764,424	383,764,425	110	383,764,535	239,832,076	0.841237	9.881935
TA Aegon U.S. Government Securities Initial Class	6,001,172.423	75,735,429	71,113,893	(58)	71,113,835	44,340,913	1.072449	1.995040
TA Aegon U.S. Government Securities Service Class	28,819,164.061	359,492,966	349,864,652	(64)	349,864,588	139,372,246	1.031194	9.932697
TA American Funds Managed Risk - Balanced Service Class	12,458,965.266	120,841,401	119,855,246	—	119,855,246	12,571,779	9.464876	9.619878
TA Asset Allocation - Conservative Initial Class	18,694,607.837	195,805,931	189,750,270	(76)	189,750,194	121,976,152	1.084257	1.639591
TA Asset Allocation - Conservative Service Class	103,404,764.802	1,069,493,061	1,039,217,886	124	1,039,218,010	549,794,223	1.072764	10.428386
TA Asset Allocation - Growth Initial Class	24,981,067.895	221,557,383	273,043,072	(43)	273,043,029	163,079,906	1.123152	1.755703
TA Asset Allocation - Growth Service Class	18,187,962.956	176,911,639	197,157,518	(63)	197,157,455	96,248,215	1.027088	11.530663
TA Asset Allocation - Moderate Initial Class	37,318,587.084	384,510,079	418,714,547	(330)	418,714,217	257,314,477	1.114691	1.724989
TA Asset Allocation - Moderate Service Class	453,869,162.865	5,054,483,839	5,033,409,016	(101)	5,033,408,915	2,105,107,064	1.089403	10.663599
TA Asset Allocation - Moderate Growth Initial Class	41,803,568.595	447,927,195	499,970,680	105	499,970,785	299,130,616	1.138120	1.756582
TA Asset Allocation - Moderate Growth Service Class	276,873,618.644	3,080,818,606	3,272,646,172	(263)	3,272,645,909	1,697,285,643	1.058155	11.023152
TA Barrow Hanley Dividend Focused Initial Class	17,429,480.406	247,390,808	349,809,672	124	349,809,796	174,466,564	1.188106	12.551082
TA Barrow Hanley Dividend Focused Service Class	7,218,714.294	127,285,096	145,023,970	(114)	145,023,856	63,543,533	1.116973	12.311457
TA BlackRock Global Allocation Service Class	91,901,436.911	1,220,158,611	1,178,176,421	4	1,178,176,425	685,402,691	1.071029	10.727648
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	13,367,912.196	134,148,805	128,198,278	17	128,198,295	13,579,678	9.327076	9.590000
TA BlackRock Global Allocation Managed Risk - Growth Service Class	16,043,701.660	159,771,036	150,650,359	(13)	150,650,346	16,301,610	9.132530	9.390000

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Tactical Allocation Service Class	93,373,839.835	$1,408,816,336	$1,402,475,074	$289	$1,402,475,363	592,846,759	$1.179260	$11.062391
TA Clarion Global Real Estate Securities Initial Class	4,037,777.947	46,618,188	50,028,069	139	50,028,208	20,659,242	0.983238	10.354384
TA Clarion Global Real Estate Securities Service Class	6,918,952.084	87,516,836	89,462,050	(14)	89,462,036	42,323,555	0.999442	10.159722
TA International Moderate Growth Initial Class	8,336.673	75,461	78,115	1	78,116	68,181	1.145702	1.162360
TA International Moderate Growth Service Class	64,165,212.889	581,730,651	595,453,176	(87)	595,453,089	406,136,679	0.890270	10.257003
TA Janus Balanced Service Class	43,195,778.116	547,365,301	562,409,031	(218)	562,408,813	192,034,411	1.114955	11.817060
TA Jennison Growth Initial Class	17,798,816.458	153,189,269	192,227,218	3	192,227,221	108,015,766	1.333288	15.390054
TA Jennison Growth Service Class	9,234,102.660	91,663,770	96,681,055	(55)	96,681,000	29,476,122	1.660667	15.103149
TA JPMorgan Core Bond Service Class	12,730,747.415	176,394,299	173,902,010	(26)	173,901,984	80,427,225	1.025062	10.104496
TA JPMorgan Enhanced Index Initial Class	5,982,610.490	87,091,568	101,285,596	(11)	101,285,585	49,201,659	1.367540	13.396049
TA JPMorgan Enhanced Index Service Class	2,349,962.047	40,893,786	39,714,359	(40)	39,714,319	12,638,230	1.355996	13.149075
TA JPMorgan Mid Cap Value Service Class	7,776,183.759	158,492,332	157,156,674	115	157,156,789	49,562,775	1.549928	12.961789
TA JPMorgan Tactical Allocation Service Class	75,974,706.277	1,066,028,023	1,097,074,759	(3)	1,097,074,756	388,440,348	1.082501	10.653282
TA Legg Mason Dynamic Allocation - Balanced Service Class	96,718,312.485	1,111,274,358	1,125,801,157	149	1,125,801,306	303,800,980	1.099032	10.912552
TA Legg Mason Dynamic Allocation - Growth Service Class	43,542,702.743	530,453,097	528,608,411	(262)	528,608,149	149,681,980	1.142441	11.228522
TA Madison Balanced Allocation Service Class	9,399,588.366	102,946,295	98,601,682	109	98,601,791	43,365,220	1.148319	10.871827
TA Madison Conservative Allocation Service Class	7,258,811.912	77,378,285	74,112,470	39	74,112,509	38,496,050	1.078781	10.324391
TA Madison Diversified Income Service Class	9,254,496.325	104,292,470	109,758,326	82	109,758,408	57,334,171	1.144623	10.604339
TA Managed Risk - Balanced ETF Service Class	500,815,146.064	5,716,555,688	5,493,942,152	146	5,493,942,298	1,749,801,079	1.113780	10.738997
TA Managed Risk - Conservative ETF Service Class	63,777,313.471	760,252,429	734,076,878	107	734,076,985	344,902,729	1.118320	10.669454
TA Managed Risk - Growth ETF Service Class	305,163,986.473	3,102,051,967	2,828,870,155	(398)	2,828,869,757	1,301,705,474	1.107530	10.971799
TA Market Participation Strategy Service Class	40,067,898.900	453,714,005	452,767,258	113	452,767,371	117,968,861	1.111040	11.349354
TA MFS International Equity Initial Class	8,824,382.753	65,666,168	71,124,525	(79)	71,124,446	51,016,252	1.043161	10.523519
TA MFS International Equity Service Class	10,441,641.953	84,405,981	82,697,804	(93)	82,697,711	32,894,815	0.987852	10.325313
TA Morgan Stanley Capital Growth Initial Class	6,504,539.666	80,791,732	104,267,771	47	104,267,818	47,282,114	1.641701	2.610437
TA Morgan Stanley Capital Growth Service Class	3,377,780.786	51,398,145	53,335,159	(21)	53,335,138	15,649,714	1.614028	15.838299
TA Morgan Stanley Mid-Cap Growth Initial Class	2,438,247.424	72,296,051	69,124,314	159	69,124,473	49,518,695	1.108186	11.687416
TA Morgan Stanley Mid-Cap Growth Service Class	2,483,949.582	78,110,200	68,159,577	(13)	68,159,564	27,213,018	1.095326	11.465655
TA Multi-Managed Balanced Initial Class	5,458,287.911	72,535,910	71,558,155	(69)	71,558,086	34,089,325	1.360126	2.208127
TA Multi-Managed Balanced Service Class	26,951,737.106	349,119,920	347,407,891	(35)	347,407,856	143,153,566	1.344242	11.966239
TA Multi-Manager Alternative Strategies Service Class	180,590.326	1,870,586	1,760,756	20	1,760,776	181,063	9.602853	9.854633

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA PIMCO Tactical - Balanced Service Class	51,065,782.359	$584,561,071	$571,936,762	$213	$571,936,975	194,833,059	$0.984578	$10.946883
TA PIMCO Tactical - Conservative Service Class	20,398,122.539	227,989,001	223,359,442	(77)	223,359,365	84,100,322	0.943622	10.802101
TA PIMCO Tactical - Growth Service Class	26,526,109.286	298,982,781	288,604,069	(42)	288,604,027	99,906,894	0.943786	11.065073
TA PIMCO Total Return Initial Class	17,366,511.760	201,190,993	192,941,946	(28)	192,941,918	125,233,326	1.083701	1.619850
TA PIMCO Total Return Service Class	75,505,060.014	881,524,905	833,575,863	590	833,576,453	475,137,309	1.054667	9.935537
TA PineBridge Inflation Opportunities Service Class	18,453,115.970	195,073,999	178,257,100	54	178,257,154	110,195,164	0.925912	8.910911
TA ProFunds UltraBear Service Class (OAM)	36,864,734.441	37,903,887	32,809,614	53	32,809,667	406,801,801	0.077974	0.249729
TA QS Investors Active Asset Allocation - Conservative Service Class	42,825,228.558	453,099,148	432,963,061	(375)	432,962,686	225,250,178	1.029692	10.270823
TA QS Investors Active Asset Allocation - Moderate Service Class	145,975,908.712	1,636,526,829	1,537,126,319	199	1,537,126,518	545,348,810	1.038865	10.318286
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	64,046,946.036	713,538,324	646,874,155	314	646,874,469	297,221,724	1.041928	10.367285
TA Systematic Small/Mid Cap Value Initial Class	6,455,529.968	120,559,902	123,687,954	261	123,688,215	28,487,599	1.317337	12.455070
TA Systematic Small/Mid Cap Value Service Class	4,716,174.618	97,322,575	88,569,759	18	88,569,777	37,708,384	1.302207	12.221450
TA T. Rowe Price Small Cap Initial Class	7,825,444.492	85,956,893	108,382,406	(140)	108,382,266	50,302,232	1.522556	14.026387
TA T. Rowe Price Small Cap Service Class	12,535,042.276	160,432,992	166,716,062	180	166,716,242	42,516,500	1.505447	13.763978
TA Torray Concentrated Growth Initial Class	8,952,206.467	129,171,513	150,665,635	91	150,665,726	50,917,336	1.404645	12.895360
TA Torray Concentrated Growth Service Class	1,916,412.355	36,912,908	32,981,457	(39)	32,981,418	12,966,791	1.388687	12.650750
TA TS&W International Equity Initial Class	6,276,140.027	75,577,731	76,568,908	46	76,568,954	44,322,070	0.932981	10.795904
TA TS&W International Equity Service Class	2,977,184.132	37,274,701	36,053,700	74	36,053,774	16,788,573	0.873299	10.591452
TA Voya Limited Maturity Bond Service Class	57,113.652	570,051	568,852	1	568,853	58,581	9.523557	9.741968
TA Voya Mid Cap Opportunities Service Class	14,530.859	169,992	173,789	—	173,789	14,014	12.167516	12.446568
TA WMC US Growth Initial Class	10,876,678.877	254,627,411	257,886,056	279	257,886,335	168,111,201	1.309819	14.188011
TA WMC US Growth Service Class	4,170,824.054	106,949,537	96,971,659	19	96,971,678	33,875,319	1.258819	13.923209
Vanguard® Equity Index	55,717.911	1,750,781	1,852,621	2	1,852,623	462,855	1.529923	13.377733
Vanguard® International	59,052.107	1,156,086	1,169,232	(3)	1,169,229	426,145	1.012497	10.738070
Vanguard® Mid-Cap Index	42,806.826	834,244	888,670	(2)	888,668	316,319	1.476619	13.082434
Vanguard® REIT Index	25,419.310	321,924	350,024	9	350,033	150,260	1.378059	11.692452
Vanguard® Short-Term Investment Grade	275,106.084	2,925,354	2,902,369	(6)	2,902,363	1,147,149	1.042629	10.132211
Vanguard® Total Bond Market Index	138,048.628	1,641,565	1,627,593	6	1,627,599	544,334	1.092431	10.097468
Voya Global Perspectives Class S Shares	1,517.966	15,143	15,028	—	15,028	1,633	9.150042	9.282209

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
Voya Large Cap Value Class S Shares	—	$—	$—	$—	$—	—	$9.226752	$9.360023
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.551545	9.689461
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.452287	9.588791
Wanger International	12,085.118	362,621	318,080	1	318,081	160,087	1.159306	10.489780
Wanger USA	8,643.901	300,206	274,444	1	274,445	133,870	1.556765	12.677197

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount

Net Assets as of January 1, 2014:	$87,360,846	$156,306,109	$35,597,034	$379,469,267	$103,432,773

Investment Income:
Reinvested Dividends	2,156,345	1,915,380	—	6,740,613	2,608,139
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,500,634	2,491,690	518,737	7,587,444	2,088,556

Net Investment Income (Loss)	655,711	(576,310)	(518,737)	(846,831)	519,583

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,790,271	—	—	20,844,025	41,494
Realized Gain (Loss) on Investments	2,379,321	7,578,422	2,033,908	10,611,339	(127,482)

Net Realized Capital Gains (Losses) on Investments	16,169,592	7,578,422	2,033,908	31,455,364	(85,988)
Net Change in Unrealized Appreciation (Depreciation)	(12,283,836)	5,770,647	2,480,852	(15,268,748)	3,322,437

Net Gain (Loss) on Investment	3,885,756	13,349,069	4,514,760	16,186,616	3,236,449

Net Increase (Decrease) in Net Assets Resulting from Operations	4,541,467	12,772,759	3,996,023	15,339,785	3,756,032

Increase (Decrease) in Net Assets from Contract Transactions	(26,710)	20,947,880	(4,000,793)	74,073,703	35,258,245

Total Increase (Decrease) in Net Assets	4,514,757	33,720,639	(4,770)	89,413,488	39,014,277

Net Assets as of December 31, 2014:	$91,875,603	$190,026,748	$35,592,264	$468,882,755	$142,447,050

Investment Income:
Reinvested Dividends	1,964,980	2,331,815	—	8,419,874	2,835,508
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,608,024	2,885,658	490,480	8,596,781	2,733,999

Net Investment Income (Loss)	356,956	(553,843)	(490,480)	(176,907)	101,509

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,973,462	—	2,888,272	35,364,723	3,090,505
Realized Gain (Loss) on Investments	(140,940)	12,664,141	4,290,143	8,919,791	(235,687)

Net Realized Capital Gains (Losses) on Investments	8,832,522	12,664,141	7,178,415	44,284,514	2,854,818
Net Change in Unrealized Appreciation (Depreciation)	(9,687,251)	(12,429,579)	(3,658,603)	(47,070,650)	(5,400,717)

Net Gain (Loss) on Investment	(854,729)	234,562	3,519,812	(2,786,136)	(2,545,899)

Net Increase (Decrease) in Net Assets Resulting from Operations	(497,773)	(319,281)	3,029,332	(2,963,043)	(2,444,390)

Increase (Decrease) in Net Assets from Contract Transactions	4,122,766	4,599,868	(7,927,603)	45,804,097	28,446,412

Total Increase (Decrease) in Net Assets	3,624,993	4,280,587	(4,898,271)	42,841,054	26,002,022

Net Assets as of December 31, 2015:	$95,500,596	$194,307,335	$30,693,993	$511,723,809	$168,449,072

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount

Net Assets as of January 1, 2014:	$116,392,175	$93,879,498	$69,810,558	$30,389,242	$22,385,439

Investment Income:
Reinvested Dividends	1,327,403	2,125,615	1,335,146	404,890	431,533
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,453,062	2,328,688	1,459,136	430,230	301,824

Net Investment Income (Loss)	(1,125,659)	(203,073)	(123,990)	(25,340)	129,709

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,618,969	6,006,283	—	3,756,504	1,502,009
Realized Gain (Loss) on Investments	3,516,381	3,926,890	1,633,629	1,409,725	585,721

Net Realized Capital Gains (Losses) on Investments	10,135,350	9,933,173	1,633,629	5,166,229	2,087,730
Net Change in Unrealized Appreciation (Depreciation)	269,997	1,050,465	(5,797,228)	(2,775,310)	(2,063,227)

Net Gain (Loss) on Investment	10,405,347	10,983,638	(4,163,599)	2,390,919	24,503

Net Increase (Decrease) in Net Assets Resulting from Operations	9,279,688	10,780,565	(4,287,589)	2,365,579	154,212

Increase (Decrease) in Net Assets from Contract Transactions	48,526,013	75,513,887	28,534,767	(4,222,541)	(3,092,557)

Total Increase (Decrease) in Net Assets	57,805,701	86,294,452	24,247,178	(1,856,962)	(2,938,345)

Net Assets as of December 31, 2014:	$174,197,876	$180,173,950	$94,057,736	$28,532,280	$19,447,094

Investment Income:
Reinvested Dividends	1,407,972	3,077,938	1,814,431	347,297	174,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,612,807	3,640,372	1,942,262	357,805	241,918

Net Investment Income (Loss)	(2,204,835)	(562,434)	(127,831)	(10,508)	(67,190)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,190,040	31,609,718	6,459,243	2,530,004	789,357
Realized Gain (Loss) on Investments	2,596,966	3,410,221	1,221,166	1,535,557	556,729

Net Realized Capital Gains (Losses) on Investments	45,787,006	35,019,939	7,680,409	4,065,561	1,346,086
Net Change in Unrealized Appreciation (Depreciation)	(34,982,541)	(36,705,090)	(16,471,933)	(5,567,230)	(1,491,389)

Net Gain (Loss) on Investment	10,804,465	(1,685,151)	(8,791,524)	(1,501,669)	(145,303)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,599,630	(2,247,585)	(8,919,355)	(1,512,177)	(212,493)

Increase (Decrease) in Net Assets from Contract Transactions	58,914,515	58,170,750	29,797,209	(6,162,576)	(4,714,039)

Total Increase (Decrease) in Net Assets	67,514,145	55,923,165	20,877,854	(7,674,753)	(4,926,532)

Net Assets as of December 31, 2015:	$241,712,021	$236,097,115	$114,935,590	$20,857,527	$14,520,562

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	BlackRock High Yield V.I. Class I Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount

Net Assets as of January 1, 2014:	$8,168,931	$181,860,843	$875,305	$377,299,296	$84,226

Investment Income:
Reinvested Dividends	429,776	3,168,838	7,412	3,324,047	2,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,928	3,088,246	5,484	6,049,840	617

Net Investment Income (Loss)	314,848	80,592	1,928	(2,725,793)	1,904

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,213	24,358,548	15,550	9,255,431	1,220
Realized Gain (Loss) on Investments	169,441	1,805,070	62,347	14,761,893	386

Net Realized Capital Gains (Losses) on Investments	206,654	26,163,618	77,897	24,017,324	1,606
Net Change in Unrealized Appreciation (Depreciation)	(389,529)	(9,091,396)	7,831	18,389,061	3,143

Net Gain (Loss) on Investment	(182,875)	17,072,222	85,728	42,406,385	4,749

Net Increase (Decrease) in Net Assets Resulting from Operations	131,973	17,152,814	87,656	39,680,592	6,653

Increase (Decrease) in Net Assets from Contract Transactions	(1,178,631)	51,202,397	(164,750)	48,868,529	(1,200)

Total Increase (Decrease) in Net Assets	(1,046,658)	68,355,211	(77,094)	88,549,121	5,453

Net Assets as of December 31, 2014:	$7,122,273	$250,216,054	$798,211	$465,848,417	$89,679

Investment Income:
Reinvested Dividends	310,236	4,045,837	7,632	3,698,022	2,379
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,162	4,069,171	4,964	6,813,795	567

Net Investment Income (Loss)	223,074	(23,334)	2,668	(3,115,773)	1,812

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,113	8,053,687	61,530	42,396,933	8,016
Realized Gain (Loss) on Investments	104,457	2,087,470	58,659	28,058,788	2,773

Net Realized Capital Gains (Losses) on Investments	139,570	10,141,157	120,189	70,455,721	10,789
Net Change in Unrealized Appreciation (Depreciation)	(606,024)	(14,015,224)	(131,147)	(72,317,351)	(15,565)

Net Gain (Loss) on Investment	(466,454)	(3,874,067)	(10,958)	(1,861,630)	(4,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	(243,380)	(3,897,401)	(8,290)	(4,977,403)	(2,964)

Increase (Decrease) in Net Assets from Contract Transactions	(1,689,988)	53,166,078	(72,997)	(11,011,946)	(15,968)

Total Increase (Decrease) in Net Assets	(1,933,368)	49,268,677	(81,287)	(15,989,349)	(18,932)

Net Assets as of December 31, 2015:	$5,188,905	$299,484,731	$716,924	$449,859,068	$70,747

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount

Net Assets as of January 1, 2014:	$69,246,230	$35,124	$50,162,145	$2,628,111	$48,484

Investment Income:
Reinvested Dividends	1,676,089	71	—	174	147
Investment Expense:
Mortality and Expense Risk and Administrative Charges	987,841	274	734,751	37,007	361

Net Investment Income (Loss)	688,248	(203)	(734,751)	(36,833)	(214)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,677	—	—	1,782	1,183
Realized Gain (Loss) on Investments	2,183,928	225	3,114,622	234,985	6

Net Realized Capital Gains (Losses) on Investments	3,101,605	225	3,114,622	236,767	1,189
Net Change in Unrealized Appreciation (Depreciation)	669,380	3,648	2,109,411	45,315	1,959

Net Gain (Loss) on Investment	3,770,985	3,873	5,224,033	282,082	3,148

Net Increase (Decrease) in Net Assets Resulting from Operations	4,459,233	3,670	4,489,282	245,249	2,934

Increase (Decrease) in Net Assets from Contract Transactions	(9,880,514)	(317)	(6,451,278)	(355,648)	7,889

Total Increase (Decrease) in Net Assets	(5,421,281)	3,353	(1,961,996)	(110,399)	10,823

Net Assets as of December 31, 2014:	$63,824,949	$38,477	$48,200,149	$2,517,712	$59,307

Investment Income:
Reinvested Dividends	1,517,703	105	13,207	63	261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	822,940	294	658,958	34,764	398

Net Investment Income (Loss)	694,763	(189)	(645,751)	(34,701)	(137)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,738,759	1,202	1,502,472	223,392	6,978
Realized Gain (Loss) on Investments	1,758,791	269	4,964,874	285,402	(1,215)

Net Realized Capital Gains (Losses) on Investments	7,497,550	1,471	6,467,346	508,794	5,763
Net Change in Unrealized Appreciation (Depreciation)	(11,064,161)	1,164	(3,336,430)	(374,595)	(6,910)

Net Gain (Loss) on Investment	(3,566,611)	2,635	3,130,916	134,199	(1,147)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,871,848)	2,446	2,485,165	99,498	(1,284)

Increase (Decrease) in Net Assets from Contract Transactions	(13,029,927)	(366)	(10,067,701)	(438,193)	(6,866)

Total Increase (Decrease) in Net Assets	(15,901,775)	2,080	(7,582,536)	(338,695)	(8,150)

Net Assets as of December 31, 2015:	$47,923,174	$40,557	$40,617,613	$2,179,017	$51,157

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount

Net Assets as of January 1, 2014:	$334,770,485	$84,623	$134,957,220	$171,063,034	$138,042,260

Investment Income:
Reinvested Dividends	65,143	1,071	1,153,045	4,473,798	6,763,381
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,969,830	652	2,029,585	2,733,838	1,986,727

Net Investment Income (Loss)	(4,904,687)	419	(876,540)	1,739,960	4,776,654

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,944,358	—	—	139,004	—
Realized Gain (Loss) on Investments	8,656,978	384	8,267,640	1,374,217	2,150,841

Net Realized Capital Gains (Losses) on Investments	16,601,336	384	8,267,640	1,513,221	2,150,841
Net Change in Unrealized Appreciation (Depreciation)	2,755,319	4,552	(954,532)	(1,015,643)	(2,450,962)

Net Gain (Loss) on Investment	19,356,655	4,936	7,313,108	497,578	(300,121)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,451,968	5,355	6,436,568	2,237,538	4,476,533

Increase (Decrease) in Net Assets from Contract Transactions	(3,477,535)	14,048	2,838,547	(24,177,941)	(16,670,200)

Total Increase (Decrease) in Net Assets	10,974,433	19,403	9,275,115	(21,940,403)	(12,193,667)

Net Assets as of December 31, 2014:	$345,744,918	$104,026	$144,232,335	$149,122,631	$125,848,593

Investment Income:
Reinvested Dividends	795,832	1,048	1,172,410	3,633,219	4,953,955
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,861,986	647	2,041,997	2,205,989	1,561,912

Net Investment Income (Loss)	(4,066,154)	401	(869,587)	1,427,230	3,392,043

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,570,179	73	109,392	208,623	—
Realized Gain (Loss) on Investments	9,635,575	1,231	14,358,376	602,421	1,722,010

Net Realized Capital Gains (Losses) on Investments	51,205,754	1,304	14,467,768	811,044	1,722,010
Net Change in Unrealized Appreciation (Depreciation)	(55,343,666)	(4,907)	(19,545,421)	(12,006,665)	(13,768,805)

Net Gain (Loss) on Investment	(4,137,912)	(3,603)	(5,077,653)	(11,195,621)	(12,046,795)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,204,066)	(3,202)	(5,947,240)	(9,768,391)	(8,654,752)

Increase (Decrease) in Net Assets from Contract Transactions	(39,284,949)	(11,330)	(13,693,317)	(23,844,442)	(27,721,069)

Total Increase (Decrease) in Net Assets	(47,489,015)	(14,532)	(19,640,557)	(33,612,833)	(36,375,821)

Net Assets as of December 31, 2015:	$298,255,903	$89,494	$124,591,778	$115,509,798	$89,472,772

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	GE Investments Total Return Class 3 Shares Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Situs Subaccount

Net Assets as of January 1, 2014:	$28,581,308	$64,992,850	$53,548,298	$4,166,880	$4,902,232

Investment Income:
Reinvested Dividends	555,085	1,124,494	873,404	148,172	17,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	409,533	893,345	950,162	46,093	57,394

Net Investment Income (Loss)	145,552	231,149	(76,758)	102,079	(39,536)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	144,327	—	1,676,173	—	184,083
Realized Gain (Loss) on Investments	1,135,218	1,810,149	860,203	359,648	592,220

Net Realized Capital Gains (Losses) on Investments	1,279,545	1,810,149	2,536,376	359,648	776,303
Net Change in Unrealized Appreciation (Depreciation)	75,755	(9,297,415)	(707,062)	(173,459)	(947,088)

Net Gain (Loss) on Investment	1,355,300	(7,487,266)	1,829,314	186,189	(170,785)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,500,852	(7,256,117)	1,752,556	288,268	(210,321)

Increase (Decrease) in Net Assets from Contract Transactions	(3,443,780)	(8,315,570)	3,712,020	(1,385,469)	(740,151)

Total Increase (Decrease) in Net Assets	(1,942,928)	(15,571,687)	5,464,576	(1,097,201)	(950,472)

Net Assets as of December 31, 2014:	$26,638,380	$49,421,163	$59,012,874	$3,069,679	$3,951,760

Investment Income:
Reinvested Dividends	637,203	1,424,902	875,526	110,082	16,936
Investment Expense:
Mortality and Expense Risk and Administrative Charges	330,188	665,142	976,790	36,126	45,202

Net Investment Income (Loss)	307,015	759,760	(101,264)	73,956	(28,266)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,405,930	1,455,367	1,794,079	—	425,433
Realized Gain (Loss) on Investments	2,296,472	1,035,999	945,126	119,208	299,620

Net Realized Capital Gains (Losses) on Investments	3,702,402	2,491,366	2,739,205	119,208	725,053
Net Change in Unrealized Appreciation (Depreciation)	(5,197,619)	(6,180,383)	(4,395,417)	(310,861)	(961,484)

Net Gain (Loss) on Investment	(1,495,217)	(3,689,017)	(1,656,212)	(191,653)	(236,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,188,202)	(2,929,257)	(1,757,476)	(117,697)	(264,697)

Increase (Decrease) in Net Assets from Contract Transactions	(7,143,383)	(10,750,447)	(2,178,035)	(611,713)	(1,098,081)

Total Increase (Decrease) in Net Assets	(8,331,585)	(13,679,704)	(3,935,511)	(729,410)	(1,362,778)

Net Assets as of December 31, 2015:	$18,306,795	$35,741,459	$55,077,363	$2,340,269	$2,588,982

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. Value Opportunities Series II Shares Subaccount	Janus Aspen - Enterprise Service Shares Subaccount	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount

Net Assets as of January 1, 2014:	$10,656,379	$29,639,814	$24,789,340	$44,449,345	$3,820,732

Investment Income:
Reinvested Dividends	—	329,228	8,121	410,000	123,323
Investment Expense:
Mortality and Expense Risk and Administrative Charges	146,389	421,040	351,075	632,937	53,762

Net Investment Income (Loss)	(146,389)	(91,812)	(342,954)	(222,937)	69,561

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	1,695,504	—	283,419
Realized Gain (Loss) on Investments	630,258	1,544,820	1,559,103	1,955,963	82,404

Net Realized Capital Gains (Losses) on Investments	630,258	1,544,820	3,254,607	1,955,963	365,823
Net Change in Unrealized Appreciation (Depreciation)	142,483	(99,450)	(522,249)	594,950	(195,087)

Net Gain (Loss) on Investment	772,741	1,445,370	2,732,358	2,550,913	170,736

Net Increase (Decrease) in Net Assets Resulting from Operations	626,352	1,353,558	2,389,404	2,327,976	240,297

Increase (Decrease) in Net Assets from Contract Transactions	(1,789,408)	(3,022,906)	(3,081,015)	(5,402,450)	(371,288)

Total Increase (Decrease) in Net Assets	(1,163,056)	(1,669,348)	(691,611)	(3,074,474)	(130,991)

Net Assets as of December 31, 2014:	$9,493,323	$27,970,466	$24,097,729	$41,374,871	$3,689,741

Investment Income:
Reinvested Dividends	—	495,129	162,842	180,980	31,154
Investment Expense:
Mortality and Expense Risk and Administrative Charges	122,596	342,472	325,794	531,364	45,328

Net Investment Income (Loss)	(122,596)	152,657	(162,952)	(350,384)	(14,174)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,886	1,626,918	2,365,036	—	296,531
Realized Gain (Loss) on Investments	899,456	3,254,944	2,507,120	4,074,938	128,483

Net Realized Capital Gains (Losses) on Investments	941,342	4,881,862	4,872,156	4,074,938	425,014
Net Change in Unrealized Appreciation (Depreciation)	(520,431)	(7,722,638)	(4,025,974)	(4,561,140)	(571,455)

Net Gain (Loss) on Investment	420,911	(2,840,776)	846,182	(486,202)	(146,441)

Net Increase (Decrease) in Net Assets Resulting from Operations	298,315	(2,688,119)	683,230	(836,586)	(160,615)

Increase (Decrease) in Net Assets from Contract Transactions	(2,377,393)	(6,715,952)	(5,016,733)	(10,640,874)	(794,088)

Total Increase (Decrease) in Net Assets	(2,079,078)	(9,404,071)	(4,333,503)	(11,477,460)	(954,703)

Net Assets as of December 31, 2015:	$7,414,245	$18,566,395	$19,764,226	$29,897,411	$2,735,038

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	MFS® New Discovery Service Class	MFS® Total Return Service Class	NVIT Developing Markets Class II Shares	TA AB Dynamic Allocation Initial Class	TA AB Dynamic Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$80,534,952	$79,265,752	$26,996	$26,503,255	$321,999,069

Investment Income:
Reinvested Dividends	—	1,283,095	219	271,767	2,645,620
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,022,878	1,112,107	142	398,747	4,694,558

Net Investment Income (Loss)	(1,022,878)	170,988	77	(126,980)	(2,048,938)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,395,480	1,983,820	—	—	—
Realized Gain (Loss) on Investments	1,891,426	3,124,608	36	520,266	4,452,354

Net Realized Capital Gains (Losses) on Investments	16,286,906	5,108,428	36	520,266	4,452,354
Net Change in Unrealized Appreciation (Depreciation)	(22,165,254)	(386,178)	(1,811)	717,206	9,999,180

Net Gain (Loss) on Investment	(5,878,348)	4,722,250	(1,775)	1,237,472	14,451,534

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,901,226)	4,893,238	(1,698)	1,110,492	12,402,596

Increase (Decrease) in Net Assets from Contract Transactions	(13,771,249)	(10,962,543)	(288)	1,529,460	4,866,060

Total Increase (Decrease) in Net Assets	(20,672,475)	(6,069,305)	(1,986)	2,639,952	17,268,656

Net Assets as of December 31, 2014:	$59,862,477	$73,196,447	$25,010	$29,143,207	$339,267,725

Investment Income:
Reinvested Dividends	—	1,409,107	226	330,895	3,693,566
Investment Expense:
Mortality and Expense Risk and Administrative Charges	799,408	922,857	118	392,257	4,925,850

Net Investment Income (Loss)	(799,408)	486,250	108	(61,362)	(1,232,284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,694,842	2,229,277	—	—	—
Realized Gain (Loss) on Investments	256,358	4,602,814	218	1,707,173	5,786,865

Net Realized Capital Gains (Losses) on Investments	1,951,200	6,832,091	218	1,707,173	5,786,865
Net Change in Unrealized Appreciation (Depreciation)	(2,374,538)	(8,369,029)	(3,961)	(2,021,086)	(11,155,923)

Net Gain (Loss) on Investment	(423,338)	(1,536,938)	(3,743)	(313,913)	(5,369,058)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,222,746)	(1,050,688)	(3,635)	(375,275)	(6,601,342)

Increase (Decrease) in Net Assets from Contract Transactions	(13,606,076)	(16,903,770)	(2,611)	(5,320,364)	13,574,872

Total Increase (Decrease) in Net Assets	(14,828,822)	(17,954,458)	(6,246)	(5,695,639)	6,973,530

Net Assets as of December 31, 2015:	$45,033,655	$55,241,989	$18,764	$23,447,568	$346,241,255

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon Money Market Initial Class	TA Aegon Money Market Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$114,989,061	$147,133,548	$134,398,735	$313,266,679	$88,308,492

Investment Income:
Reinvested Dividends	6,195,772	8,350,088	6,476	17,325	3,503,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,647,216	2,218,992	1,863,716	4,826,398	1,286,464

Net Investment Income (Loss)	4,548,556	6,131,096	(1,857,240)	(4,809,073)	2,217,015

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	1,471,123
Realized Gain (Loss) on Investments	2,178,235	1,334,043	—	—	(1,054,709)

Net Realized Capital Gains (Losses) on Investments	2,178,235	1,334,043	—	—	416,414
Net Change in Unrealized Appreciation (Depreciation)	(3,850,225)	(3,861,544)	—	—	61,016

Net Gain (Loss) on Investment	(1,671,990)	(2,527,501)	—	—	477,430

Net Increase (Decrease) in Net Assets Resulting from Operations	2,876,566	3,603,595	(1,857,240)	(4,809,073)	2,694,445

Increase (Decrease) in Net Assets from Contract Transactions	(14,961,035)	(18,627,229)	(17,502,279)	36,789,259	(3,131,756)

Total Increase (Decrease) in Net Assets	(12,084,469)	(15,023,634)	(19,359,519)	31,980,186	(437,311)

Net Assets as of December 31, 2014:	$102,904,592	$132,109,914	$115,039,216	$345,246,865	$87,871,181

Investment Income:
Reinvested Dividends	5,552,200	8,987,761	5,787	17,859	1,640,727
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,391,082	2,218,029	1,672,642	4,906,835	1,145,841

Net Investment Income (Loss)	4,161,118	6,769,732	(1,666,855)	(4,888,976)	494,886

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	382,505
Realized Gain (Loss) on Investments	1,308,863	(1,908,312)	—	(1)	(2,141,421)

Net Realized Capital Gains (Losses) on Investments	1,308,863	(1,908,312)	—	(1)	(1,758,916)
Net Change in Unrealized Appreciation (Depreciation)	(10,115,169)	(13,769,324)	—	1	293,375

Net Gain (Loss) on Investment	(8,806,306)	(15,677,636)	—	—	(1,465,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,645,188)	(8,907,904)	(1,666,855)	(4,888,976)	(970,655)

Increase (Decrease) in Net Assets from Contract Transactions	(18,719,946)	13,821,563	4,688,536	43,406,646	(15,786,691)

Total Increase (Decrease) in Net Assets	(23,365,134)	4,913,659	3,021,681	38,517,670	(16,757,346)

Net Assets as of December 31, 2015:	$79,539,458	$137,023,573	$118,060,897	$383,764,535	$71,113,835

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Service Class	TA Asset Allocation - Growth Initial Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$221,420,439	$—	$289,462,189	$1,111,348,299	$387,054,260

Investment Income:
Reinvested Dividends	6,860,982	—	6,969,812	26,968,934	8,646,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,812,466	—	3,918,011	15,767,171	5,460,757

Net Investment Income (Loss)	4,048,516	—	3,051,801	11,201,763	3,185,349

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,232,635	—	4,263,111	18,195,557	—
Realized Gain (Loss) on Investments	(5,697,794)	—	6,578,200	19,029,202	14,151,751

Net Realized Capital Gains (Losses) on Investments	(2,465,159)	—	10,841,311	37,224,759	14,151,751
Net Change in Unrealized Appreciation (Depreciation)	4,283,626	—	(12,029,048)	(42,875,150)	(13,268,402)

Net Gain (Loss) on Investment	1,818,467	—	(1,187,737)	(5,650,391)	883,349

Net Increase (Decrease) in Net Assets Resulting from Operations	5,866,983	—	1,864,064	5,551,372	4,068,698

Increase (Decrease) in Net Assets from Contract Transactions	(16,115,969)	—	(51,987,216)	(24,972,651)	(29,628,983)

Total Increase (Decrease) in Net Assets	(10,248,986)	—	(50,123,152)	(19,421,279)	(25,560,285)

Net Assets as of December 31, 2014:	$211,171,453	$—	$239,339,037	$1,091,927,020	$361,493,975

Investment Income:
Reinvested Dividends	3,472,704	—	4,594,846	21,351,803	4,956,244
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,463,714	458,757	3,190,965	15,201,451	4,712,292

Net Investment Income (Loss)	8,990	(458,757)	1,403,881	6,150,352	243,952

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	928,571	—	8,160,003	42,839,235	—
Realized Gain (Loss) on Investments	(3,580,596)	(57,129)	4,886,778	11,790,763	28,886,904

Net Realized Capital Gains (Losses) on Investments	(2,652,025)	(57,129)	13,046,781	54,629,998	28,886,904
Net Change in Unrealized Appreciation (Depreciation)	(2,468,059)	(986,156)	(20,730,926)	(98,097,936)	(36,260,278)

Net Gain (Loss) on Investment	(5,120,084)	(1,043,285)	(7,684,145)	(43,467,938)	(7,373,374)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,111,094)	(1,502,042)	(6,280,264)	(37,317,586)	(7,129,422)

Increase (Decrease) in Net Assets from Contract Transactions	143,804,229	121,357,288	(43,308,579)	(15,391,424)	(81,321,524)

Total Increase (Decrease) in Net Assets	138,693,135	119,855,246	(49,588,843)	(52,709,010)	(88,450,946)

Net Assets as of December 31, 2015:	$349,864,588	$119,855,246	$189,750,194	$1,039,218,010	$273,043,029

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Asset Allocation - Growth Service Class	TA Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Growth Initial Class	Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$186,689,604	$611,618,677	$4,173,835,738	$710,476,313	$3,503,337,599

Investment Income:
Reinvested Dividends	4,373,141	12,891,464	101,835,076	18,270,403	87,004,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,890,887	8,591,053	66,154,994	10,117,113	51,822,386

Net Investment Income (Loss)	1,482,254	4,300,411	35,680,082	8,153,290	35,181,720

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	6,813,419	15,534,447	52,040,429	16,824,642	77,690,835

Net Realized Capital Gains (Losses) on Investments	6,813,419	15,534,447	52,040,429	16,824,642	77,690,835
Net Change in Unrealized Appreciation (Depreciation)	(6,442,742)	(12,654,674)	(30,032,301)	(18,136,731)	(80,899,704)

Net Gain (Loss) on Investment	370,677	2,879,773	22,008,128	(1,312,089)	(3,208,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,852,931	7,180,184	57,688,210	6,841,201	31,972,851

Increase (Decrease) in Net Assets from Contract Transactions	15,141,252	(60,478,576)	1,084,903,034	(58,981,566)	(80,312,940)

Total Increase (Decrease) in Net Assets	16,994,183	(53,298,392)	1,142,591,244	(52,140,365)	(48,340,089)

Net Assets as of December 31, 2014:	$203,683,787	$558,320,285	$5,316,426,982	$658,335,948	$3,454,997,510

Investment Income:
Reinvested Dividends	2,986,874	9,409,831	97,853,622	12,062,611	67,908,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,033,060	7,233,701	72,227,359	8,608,076	50,560,848

Net Investment Income (Loss)	(46,186)	2,176,130	25,626,263	3,454,535	17,347,190

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	15,913,077	185,685,562	9,000,628	57,223,768
Realized Gain (Loss) on Investments	7,578,194	26,749,798	52,855,461	33,089,626	73,236,586

Net Realized Capital Gains (Losses) on Investments	7,578,194	42,662,875	238,541,023	42,090,254	130,460,354
Net Change in Unrealized Appreciation (Depreciation)	(15,218,624)	(59,032,066)	(464,964,052)	(61,416,275)	(281,657,622)

Net Gain (Loss) on Investment	(7,640,430)	(16,369,191)	(226,423,029)	(19,326,021)	(151,197,268)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,686,616)	(14,193,061)	(200,796,766)	(15,871,486)	(133,850,078)

Increase (Decrease) in Net Assets from Contract Transactions	1,160,284	(125,413,007)	(82,221,301)	(142,493,677)	(48,501,523)

Total Increase (Decrease) in Net Assets	(6,526,332)	(139,606,068)	(283,018,067)	(158,365,163)	(182,351,601)

Net Assets as of December 31, 2015:	$197,157,455	$418,714,217	$5,033,408,915	$499,970,785	$3,272,645,909

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Global Allocation Service Class	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of January 1, 2014:	$453,761,343	$121,748,244	$1,266,112,947	$—	$—

Investment Income:
Reinvested Dividends	6,057,349	1,638,737	21,976,068	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,618,122	2,007,607	19,169,209	11,631	9,045

Net Investment Income (Loss)	(560,773)	(368,870)	2,806,859	(11,631)	(9,045)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	35,597,462	—	—
Realized Gain (Loss) on Investments	20,503,116	6,103,332	20,062,654	621	(2,418)

Net Realized Capital Gains (Losses) on Investments	20,503,116	6,103,332	55,660,116	621	(2,418)
Net Change in Unrealized Appreciation (Depreciation)	25,545,438	7,504,305	(56,025,693)	(59,739)	(65,171)

Net Gain (Loss) on Investment	46,048,554	13,607,637	(365,577)	(59,118)	(67,589)

Net Increase (Decrease) in Net Assets Resulting from Operations	45,487,781	13,238,767	2,441,282	(70,749)	(76,634)

Increase (Decrease) in Net Assets from Contract Transactions	(37,933,261)	18,674,732	(41,510,594)	9,631,669	10,789,484

Total Increase (Decrease) in Net Assets	7,554,520	31,913,499	(39,069,312)	9,560,920	10,712,850

Net Assets as of December 31, 2014:	$461,315,863	$153,661,743	$1,227,043,635	$9,560,920	$10,712,850

Investment Income:
Reinvested Dividends	7,229,224	2,538,416	20,124,352	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,813,525	2,218,421	17,130,052	1,017,426	1,224,736

Net Investment Income (Loss)	1,415,699	319,995	2,994,300	(1,017,426)	(1,224,736)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	103,477,350	—	—
Realized Gain (Loss) on Investments	37,598,433	7,272,555	14,152,071	(230,711)	(165,659)

Net Realized Capital Gains (Losses) on Investments	37,598,433	7,272,555	117,629,421	(230,711)	(165,659)
Net Change in Unrealized Appreciation (Depreciation)	(58,547,745)	(15,960,503)	(150,689,022)	(5,890,788)	(9,055,506)

Net Gain (Loss) on Investment	(20,949,312)	(8,687,948)	(33,059,601)	(6,121,499)	(9,221,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,533,613)	(8,367,953)	(30,065,301)	(7,138,925)	(10,445,901)

Increase (Decrease) in Net Assets from Contract Transactions	(91,972,454)	(269,934)	(18,801,909)	125,776,300	150,383,397

Total Increase (Decrease) in Net Assets	(111,506,067)	(8,637,887)	(48,867,210)	118,637,375	139,937,496

Net Assets as of December 31, 2015:	$349,809,796	$145,023,856	$1,178,176,425	$128,198,295	$150,650,346

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA BlackRock Tactical Allocation Service Class	TA Clarion Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Service Class	TA International Moderate Growth Initial Class	TA International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$1,085,728,107	$57,062,615	$67,513,394	$81,344	$540,097,455

Investment Income:
Reinvested Dividends	16,706,922	910,789	1,059,454	1,843	11,738,054
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,279,725	872,459	1,195,926	364	8,298,530

Net Investment Income (Loss)	(1,572,803)	38,330	(136,472)	1,479	3,439,524

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,429,535	—	—	—	—
Realized Gain (Loss) on Investments	15,838,595	1,182,614	781,822	118	9,309,957

Net Realized Capital Gains (Losses) on Investments	42,268,130	1,182,614	781,822	118	9,309,957
Net Change in Unrealized Appreciation (Depreciation)	4,370,493	5,327,849	7,646,211	(2,322)	(25,704,037)

Net Gain (Loss) on Investment	46,638,623	6,510,463	8,428,033	(2,204)	(16,394,080)

Net Increase (Decrease) in Net Assets Resulting from Operations	45,065,820	6,548,793	8,291,561	(725)	(12,954,556)

Increase (Decrease) in Net Assets from Contract Transactions	263,793,787	(1,912,553)	16,820,465	(828)	32,947,252

Total Increase (Decrease) in Net Assets	308,859,607	4,636,240	25,112,026	(1,553)	19,992,696

Net Assets as of December 31, 2014:	$1,394,587,714	$61,698,855	$92,625,420	$79,791	$560,090,151

Investment Income:
Reinvested Dividends	24,822,499	2,377,646	3,845,688	1,600	10,741,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,234,861	834,135	1,385,199	367	8,837,503

Net Investment Income (Loss)	4,587,638	1,543,511	2,460,489	1,233	1,904,347

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,454,904	—	—	—	—
Realized Gain (Loss) on Investments	16,629,358	3,012,971	2,199,070	68	8,676,357

Net Realized Capital Gains (Losses) on Investments	87,084,262	3,012,971	2,199,070	68	8,676,357
Net Change in Unrealized Appreciation (Depreciation)	(113,949,656)	(5,696,062)	(7,130,408)	(2,994)	(33,452,459)

Net Gain (Loss) on Investment	(26,865,394)	(2,683,091)	(4,931,338)	(2,926)	(24,776,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,277,756)	(1,139,580)	(2,470,849)	(1,693)	(22,871,755)

Increase (Decrease) in Net Assets from Contract Transactions	30,165,405	(10,531,067)	(692,535)	18	58,234,693

Total Increase (Decrease) in Net Assets	7,887,649	(11,670,647)	(3,163,384)	(1,675)	35,362,938

Net Assets as of December 31, 2015:	$1,402,475,363	$50,028,208	$89,462,036	$78,116	$595,453,089

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of January 1, 2014:	$202,083,341	$215,213,377	$54,998,264	$90,622,618	$100,660,653

Investment Income:
Reinvested Dividends	1,775,604	—	—	1,904,715	845,977
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,932,524	3,101,463	891,662	1,523,240	1,517,392

Net Investment Income (Loss)	(2,156,920)	(3,101,463)	(891,662)	381,475	(671,415)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	22,945,773	6,663,174	—	7,454,267
Realized Gain (Loss) on Investments	3,724,168	9,081,427	2,520,731	(322,449)	6,700,370

Net Realized Capital Gains (Losses) on Investments	3,724,168	32,027,200	9,183,905	(322,449)	14,154,637
Net Change in Unrealized Appreciation (Depreciation)	15,454,860	(11,922,608)	(3,673,712)	3,593,501	(1,159,737)

Net Gain (Loss) on Investment	19,179,028	20,104,592	5,510,193	3,271,052	12,994,900

Net Increase (Decrease) in Net Assets Resulting from Operations	17,022,108	17,003,129	4,618,531	3,652,527	12,323,485

Increase (Decrease) in Net Assets from Contract Transactions	132,125,515	(13,842,070)	7,837,654	45,201,439	4,265,636

Total Increase (Decrease) in Net Assets	149,147,623	3,161,059	12,456,185	48,853,966	16,589,121

Net Assets as of December 31, 2014:	$351,230,964	$218,374,436	$67,454,449	$139,476,584	$117,249,774

Investment Income:
Reinvested Dividends	3,908,812	—	—	2,895,415	1,022,961
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,632,710	2,959,287	1,186,731	2,215,741	1,584,921

Net Investment Income (Loss)	(2,723,898)	(2,959,287)	(1,186,731)	679,674	(561,960)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,945,213	14,924,169	6,715,916	—	7,581,613
Realized Gain (Loss) on Investments	5,623,981	18,944,936	2,443,911	107,777	11,453,420

Net Realized Capital Gains (Losses) on Investments	17,569,194	33,869,105	9,159,827	107,777	19,035,033
Net Change in Unrealized Appreciation (Depreciation)	(22,374,696)	(10,851,481)	(1,560,670)	(2,678,494)	(19,852,431)

Net Gain (Loss) on Investment	(4,805,502)	23,017,624	7,599,157	(2,570,717)	(817,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,529,400)	20,058,337	6,412,426	(1,891,043)	(1,379,358)

Increase (Decrease) in Net Assets from Contract Transactions	218,707,249	(46,205,552)	22,814,125	36,316,443	(14,584,831)

Total Increase (Decrease) in Net Assets	211,177,849	(26,147,215)	29,226,551	34,425,400	(15,964,189)

Net Assets as of December 31, 2015:	$562,408,813	$192,227,221	$96,681,000	$173,901,984	$101,285,585

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA JPMorgan Enhanced Index Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$20,941,794	$92,720,076	$546,988,848	$365,842,243	$144,223,614

Investment Income:
Reinvested Dividends	166,550	700,782	6,274,075	3,519,592	1,186,966
Investment Expense:
Mortality and Expense Risk and Administrative Charges	370,374	1,739,912	8,938,150	7,183,456	2,938,981

Net Investment Income (Loss)	(203,824)	(1,039,130)	(2,664,075)	(3,663,864)	(1,752,015)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,768,491	7,125,986	—	—	—
Realized Gain (Loss) on Investments	1,177,424	4,277,878	4,554,310	2,636,936	2,023,727

Net Realized Capital Gains (Losses) on Investments	2,945,915	11,403,864	4,554,310	2,636,936	2,023,727
Net Change in Unrealized Appreciation (Depreciation)	257,499	4,888,240	29,152,757	37,451,294	13,588,782

Net Gain (Loss) on Investment	3,203,414	16,292,104	33,707,067	40,088,230	15,612,509

Net Increase (Decrease) in Net Assets Resulting from Operations	2,999,590	15,252,974	31,042,992	36,424,366	13,860,494

Increase (Decrease) in Net Assets from Contract Transactions	12,294,377	43,768,907	247,165,635	336,604,189	139,018,859

Total Increase (Decrease) in Net Assets	15,293,967	59,021,881	278,208,627	373,028,555	152,879,353

Net Assets as of December 31, 2014:	$36,235,761	$151,741,957	$825,197,475	$738,870,798	$297,102,967

Investment Income:
Reinvested Dividends	333,275	1,207,345	11,211,154	8,701,510	3,076,373
Investment Expense:
Mortality and Expense Risk and Administrative Charges	571,680	2,407,416	12,873,561	12,631,655	6,141,470

Net Investment Income (Loss)	(238,405)	(1,200,071)	(1,662,407)	(3,930,145)	(3,065,097)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,961,755	10,820,181	—	—	—
Realized Gain (Loss) on Investments	894,360	7,400,370	5,721,994	6,297,322	4,342,812

Net Realized Capital Gains (Losses) on Investments	3,856,115	18,220,551	5,721,994	6,297,322	4,342,812
Net Change in Unrealized Appreciation (Depreciation)	(4,555,306)	(24,789,737)	(23,551,564)	(40,236,273)	(24,690,023)

Net Gain (Loss) on Investment	(699,191)	(6,569,186)	(17,829,570)	(33,938,951)	(20,347,211)

Net Increase (Decrease) in Net Assets Resulting from Operations	(937,596)	(7,769,257)	(19,491,977)	(37,869,096)	(23,412,308)

Increase (Decrease) in Net Assets from Contract Transactions	4,416,154	13,184,089	291,369,258	424,799,604	254,917,490

Total Increase (Decrease) in Net Assets	3,478,558	5,414,832	271,877,281	386,930,508	231,505,182

Net Assets as of December 31, 2015:	$39,714,319	$157,156,789	$1,097,074,756	$1,125,801,306	$528,608,149

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Madison Balanced Allocation Service Class	TA Madison Conservative Allocation Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$64,564,165	$64,098,730	$86,025,931	$2,666,435,334	$519,638,980

Investment Income:
Reinvested Dividends	565,179	930,152	671,252	33,192,443	7,523,846
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,085,979	977,041	1,290,529	45,599,929	7,817,978

Net Investment Income (Loss)	(520,800)	(46,889)	(619,277)	(12,407,486)	(294,132)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,999,113	2,976,614	1,117,113	104,536,419	18,226,985
Realized Gain (Loss) on Investments	458,281	440,520	654,462	17,847,281	5,125,147

Net Realized Capital Gains (Losses) on Investments	4,457,394	3,417,134	1,771,575	122,383,700	23,352,132
Net Change in Unrealized Appreciation (Depreciation)	(536,887)	(1,123,641)	2,993,955	(11,694,303)	(1,379,390)

Net Gain (Loss) on Investment	3,920,507	2,293,493	4,765,530	110,689,397	21,972,742

Net Increase (Decrease) in Net Assets Resulting from Operations	3,399,707	2,246,604	4,146,253	98,281,911	21,678,610

Increase (Decrease) in Net Assets from Contract Transactions	26,836,948	8,401,002	15,415,873	1,758,017,725	133,167,537

Total Increase (Decrease) in Net Assets	30,236,655	10,647,606	19,562,126	1,856,299,636	154,846,147

Net Assets as of December 31, 2014:	$94,800,820	$74,746,336	$105,588,057	$4,522,734,970	$674,485,127

Investment Income:
Reinvested Dividends	1,782,986	1,287,137	1,109,464	67,420,882	11,000,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,294,954	1,034,341	1,445,518	68,014,311	9,527,478

Net Investment Income (Loss)	488,032	252,796	(336,054)	(593,429)	1,473,148

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,486,117	3,245,703	2,024,035	212,281,563	32,162,091
Realized Gain (Loss) on Investments	344,533	99,639	778,401	20,434,582	3,606,482

Net Realized Capital Gains (Losses) on Investments	6,830,650	3,345,342	2,802,436	232,716,145	35,768,573
Net Change in Unrealized Appreciation (Depreciation)	(9,381,701)	(5,193,961)	(3,767,223)	(406,937,442)	(52,355,524)

Net Gain (Loss) on Investment	(2,551,051)	(1,848,619)	(964,787)	(174,221,297)	(16,586,951)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,063,019)	(1,595,823)	(1,300,841)	(174,814,726)	(15,113,803)

Increase (Decrease) in Net Assets from Contract Transactions	5,863,990	961,996	5,471,192	1,146,022,054	74,705,661

Total Increase (Decrease) in Net Assets	3,800,971	(633,827)	4,170,351	971,207,328	59,591,858

Net Assets as of December 31, 2015:	$98,601,791	$74,112,509	$109,758,408	$5,493,942,298	$734,076,985

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA MFS International Equity Initial Class	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$2,009,478,549	$172,219,479	$88,662,107	$52,282,886	$122,190,639

Investment Income:
Reinvested Dividends	24,684,425	—	819,564	492,796	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,672,028	4,057,190	1,257,655	869,055	1,760,773

Net Investment Income (Loss)	(7,987,603)	(4,057,190)	(438,091)	(376,259)	(1,760,773)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	137,942,375	4,129,754	—	—	2,725,823
Realized Gain (Loss) on Investments	32,018,727	2,069,664	2,804,509	1,408,215	5,517,118

Net Realized Capital Gains (Losses) on Investments	169,961,102	6,199,418	2,804,509	1,408,215	8,242,941
Net Change in Unrealized Appreciation (Depreciation)	(105,478,949)	22,196,523	(7,995,957)	(5,362,579)	(1,301,210)

Net Gain (Loss) on Investment	64,482,153	28,395,941	(5,191,448)	(3,954,364)	6,941,731

Net Increase (Decrease) in Net Assets Resulting from Operations	56,494,550	24,338,751	(5,629,539)	(4,330,623)	5,180,958

Increase (Decrease) in Net Assets from Contract Transactions	791,681,257	221,585,917	(3,472,846)	14,875,520	(9,187,250)

Total Increase (Decrease) in Net Assets	848,175,807	245,924,668	(9,102,385)	10,544,897	(4,006,292)

Net Assets as of December 31, 2014:	$2,857,654,356	$418,144,147	$79,559,722	$62,827,783	$118,184,347

Investment Income:
Reinvested Dividends	42,541,783	—	1,222,548	1,180,061	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,352,101	6,171,551	1,148,166	1,103,114	1,633,471

Net Investment Income (Loss)	3,189,682	(6,171,551)	74,382	76,947	(1,633,471)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	248,375,813	16,303,256	—	—	8,514,582
Realized Gain (Loss) on Investments	16,481,858	3,716,754	4,471,311	1,332,986	11,546,982

Net Realized Capital Gains (Losses) on Investments	264,857,671	20,020,010	4,471,311	1,332,986	20,061,564
Net Change in Unrealized Appreciation (Depreciation)	(412,358,295)	(34,973,956)	(4,947,339)	(4,072,034)	(7,131,057)

Net Gain (Loss) on Investment	(147,500,624)	(14,953,946)	(476,028)	(2,739,048)	12,930,507

Net Increase (Decrease) in Net Assets Resulting from Operations	(144,310,942)	(21,125,497)	(401,646)	(2,662,101)	11,297,036

Increase (Decrease) in Net Assets from Contract Transactions	115,526,343	55,748,721	(8,033,630)	22,532,029	(25,213,565)

Total Increase (Decrease) in Net Assets	(28,784,599)	34,623,224	(8,435,276)	19,869,928	(13,916,529)

Net Assets as of December 31, 2015:	$2,828,869,757	$452,767,371	$71,124,446	$82,697,711	$104,267,818

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Mid-Cap Growth Initial Class	TA Morgan Stanley Mid- Cap Growth Service Class	TA Multi- Managed Balanced Initial Class	TA Multi- Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$30,532,381	$108,803,629	$66,970,148	$60,860,817	$209,521,553

Investment Income:
Reinvested Dividends	—	—	—	920,233	2,713,434
Investment Expense:
Mortality and Expense Risk and Administrative Charges	492,964	1,534,390	1,027,720	945,778	3,328,605

Net Investment Income (Loss)	(492,964)	(1,534,390)	(1,027,720)	(25,545)	(615,171)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	749,716	6,843,259	4,728,364	3,896,304	13,483,283
Realized Gain (Loss) on Investments	2,792,970	4,563,516	2,761,537	846,901	3,634,800

Net Realized Capital Gains (Losses) on Investments	3,542,686	11,406,775	7,489,901	4,743,205	17,118,083
Net Change in Unrealized Appreciation (Depreciation)	(1,923,793)	(11,669,529)	(7,720,874)	1,046,272	3,207,715

Net Gain (Loss) on Investment	1,618,893	(262,754)	(230,973)	5,789,477	20,325,798

Net Increase (Decrease) in Net Assets Resulting from Operations	1,125,929	(1,797,144)	(1,258,693)	5,763,932	19,710,627

Increase (Decrease) in Net Assets from Contract Transactions	3,181,600	(7,812,643)	3,587,677	6,950,884	41,421,105

Total Increase (Decrease) in Net Assets	4,307,529	(9,609,787)	2,328,984	12,714,816	61,131,732

Net Assets as of December 31, 2014:	$34,839,910	$99,193,842	$69,299,132	$73,575,633	$270,653,285

Investment Income:
Reinvested Dividends	—	—	—	991,087	3,447,148
Investment Expense:
Mortality and Expense Risk and Administrative Charges	660,849	1,231,936	1,036,410	1,061,733	4,250,262

Net Investment Income (Loss)	(660,849)	(1,231,936)	(1,036,410)	(70,646)	(803,114)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,934,405	11,794,971	11,270,467	3,464,198	14,001,712
Realized Gain (Loss) on Investments	2,573,808	6,232,778	546,636	1,720,238	5,134,757

Net Realized Capital Gains (Losses) on Investments	6,508,213	18,027,749	11,817,103	5,184,436	19,136,469
Net Change in Unrealized Appreciation (Depreciation)	(2,285,365)	(21,505,251)	(15,873,878)	(5,974,237)	(22,892,603)

Net Gain (Loss) on Investment	4,222,848	(3,477,502)	(4,056,775)	(789,801)	(3,756,134)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,561,999	(4,709,438)	(5,093,185)	(860,447)	(4,559,248)

Increase (Decrease) in Net Assets from Contract Transactions	14,933,229	(25,359,931)	3,953,617	(1,157,100)	81,313,819

Total Increase (Decrease) in Net Assets	18,495,228	(30,069,369)	(1,139,568)	(2,017,547)	76,754,571

Net Assets as of December 31, 2015:	$53,335,138	$69,124,473	$68,159,564	$71,558,086	$347,407,856

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Multi- Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$35,815	$288,333,349	$88,003,434	$99,998,339	$280,476,932

Investment Income:
Reinvested Dividends	2,804	4,361,467	1,292,874	2,453,073	5,063,437
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,614	5,579,400	1,474,501	1,967,480	3,957,263

Net Investment Income (Loss)	(1,810)	(1,217,933)	(181,627)	485,593	1,106,174

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,044	14,095,702	2,211,917	4,266,214	—
Realized Gain (Loss) on Investments	293	2,318,335	1,037,070	1,146,237	(459,841)

Net Realized Capital Gains (Losses) on Investments	3,337	16,414,037	3,248,987	5,412,451	(459,841)
Net Change in Unrealized Appreciation (Depreciation)	5,133	10,092,705	4,235,461	506,629	7,772,142

Net Gain (Loss) on Investment	8,470	26,506,742	7,484,448	5,919,080	7,312,301

Net Increase (Decrease) in Net Assets Resulting from Operations	6,660	25,288,809	7,302,821	6,404,673	8,418,475

Increase (Decrease) in Net Assets from Contract Transactions	986,691	219,498,699	37,032,173	65,443,453	(42,989,497)

Total Increase (Decrease) in Net Assets	993,351	244,787,508	44,334,994	71,848,126	(34,571,022)

Net Assets as of December 31, 2014:	$1,029,166	$533,120,857	$132,338,428	$171,846,465	$245,905,910

Investment Income:
Reinvested Dividends	5,360	—	580,104	—	5,338,577
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,036	7,801,053	2,646,211	3,487,693	3,147,140

Net Investment Income (Loss)	(10,676)	(7,801,053)	(2,066,107)	(3,487,693)	2,191,437

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,101	19,506,100	4,642,670	6,264,639	5,061,690
Realized Gain (Loss) on Investments	(2,785)	3,255,106	1,643,727	1,320,701	(154,838)

Net Realized Capital Gains (Losses) on Investments	9,316	22,761,206	6,286,397	7,585,340	4,906,852
Net Change in Unrealized Appreciation (Depreciation)	(115,489)	(38,287,536)	(12,212,113)	(18,145,091)	(8,290,619)

Net Gain (Loss) on Investment	(106,173)	(15,526,330)	(5,925,716)	(10,559,751)	(3,383,767)

Net Increase (Decrease) in Net Assets Resulting from Operations	(116,849)	(23,327,383)	(7,991,823)	(14,047,444)	(1,192,330)

Increase (Decrease) in Net Assets from Contract Transactions	848,459	62,143,501	99,012,760	130,805,006	(51,771,662)

Total Increase (Decrease) in Net Assets	731,610	38,816,118	91,020,937	116,757,562	(52,963,992)

Net Assets as of December 31, 2015:	$1,760,776	$571,936,975	$223,359,365	$288,604,027	$192,941,918

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$867,475,116	$146,927,777	$18,076,038	$339,176,868	$928,089,349

Investment Income:
Reinvested Dividends	14,132,532	472,838	—	3,932,917	8,342,661
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,234,972	2,337,534	249,737	5,031,453	16,478,314

Net Investment Income (Loss)	1,897,560	(1,864,696)	(249,737)	(1,098,536)	(8,135,653)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	15,518,438	30,920,905
Realized Gain (Loss) on Investments	(3,857,440)	(2,218,083)	(6,103,789)	3,021,831	5,848,165

Net Realized Capital Gains (Losses) on Investments	(3,857,440)	(2,218,083)	(6,103,789)	18,540,269	36,769,070
Net Change in Unrealized Appreciation (Depreciation)	26,680,109	5,790,024	(111,389)	(9,566,273)	(3,733,695)

Net Gain (Loss) on Investment	22,822,669	3,571,941	(6,215,178)	8,973,996	33,035,375

Net Increase (Decrease) in Net Assets Resulting from Operations	24,720,229	1,707,245	(6,464,915)	7,875,460	24,899,722

Increase (Decrease) in Net Assets from Contract Transactions	(32,339,064)	33,607,910	6,455,447	66,088,391	633,700,572

Total Increase (Decrease) in Net Assets	(7,618,835)	35,315,155	(9,468)	73,963,851	658,600,294

Net Assets as of December 31, 2014:	$859,856,281	$182,242,932	$18,066,570	$413,140,719	$1,586,689,643

Investment Income:
Reinvested Dividends	21,682,640	2,253,316	—	4,379,106	15,589,397
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,911,408	2,604,572	317,248	5,806,251	21,171,889

Net Investment Income (Loss)	9,771,232	(351,256)	(317,248)	(1,427,145)	(5,582,492)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,623,475	—	—	12,679,800	64,628,984
Realized Gain (Loss) on Investments	(4,050,122)	(2,181,206)	(5,772,636)	1,190,875	4,845,553

Net Realized Capital Gains (Losses) on Investments	18,573,353	(2,181,206)	(5,772,636)	13,870,675	69,474,537
Net Change in Unrealized Appreciation (Depreciation)	(35,736,097)	(5,298,527)	1,262,781	(28,892,011)	(155,342,713)

Net Gain (Loss) on Investment	(17,162,744)	(7,479,733)	(4,509,855)	(15,021,336)	(85,868,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,391,512)	(7,830,989)	(4,827,103)	(16,448,481)	(91,450,668)

Increase (Decrease) in Net Assets from Contract Transactions	(18,888,316)	3,845,211	19,570,200	36,270,448	41,887,543

Total Increase (Decrease) in Net Assets	(26,279,828)	(3,985,778)	14,743,097	19,821,967	(49,563,125)

Net Assets as of December 31, 2015:	$833,576,453	$178,257,154	$32,809,667	$432,962,686	$1,537,126,518

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Systematic Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$450,516,479	$170,851,041	$78,397,395	$133,781,369	$116,003,107

Investment Income:
Reinvested Dividends	4,285,062	1,253,581	531,374	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,833,802	2,323,477	1,256,905	1,851,022	1,852,346

Net Investment Income (Loss)	(3,548,740)	(1,069,896)	(725,531)	(1,851,022)	(1,852,346)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,383,015	13,383,198	7,425,676	4,099,365	4,353,118
Realized Gain (Loss) on Investments	6,457,072	5,528,852	1,983,998	8,137,701	5,333,541

Net Realized Capital Gains (Losses) on Investments	30,840,087	18,912,050	9,409,674	12,237,066	9,686,659
Net Change in Unrealized Appreciation (Depreciation)	(18,185,153)	(12,055,435)	(5,879,833)	(4,612,384)	(1,809,355)

Net Gain (Loss) on Investment	12,654,934	6,856,615	3,529,841	7,624,682	7,877,304

Net Increase (Decrease) in Net Assets Resulting from Operations	9,106,194	5,786,719	2,804,310	5,773,660	6,024,958

Increase (Decrease) in Net Assets from Contract Transactions	191,253,918	(20,427,735)	10,045,760	(13,284,342)	19,902,732

Total Increase (Decrease) in Net Assets	200,360,112	(14,641,016)	12,850,070	(7,510,682)	25,927,690

Net Assets as of December 31, 2014:	$650,876,591	$156,210,025	$91,247,465	$126,270,687	$141,930,797

Investment Income:
Reinvested Dividends	6,764,124	1,369,169	744,807	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,274,689	2,006,645	1,357,713	1,773,652	2,395,848

Net Investment Income (Loss)	(2,510,565)	(637,476)	(612,906)	(1,773,652)	(2,395,848)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,308,606	15,624,664	11,178,382	8,891,417	13,280,694
Realized Gain (Loss) on Investments	4,564,821	6,057,853	429,525	14,272,113	5,809,210

Net Realized Capital Gains (Losses) on Investments	43,873,427	21,682,517	11,607,907	23,163,530	19,089,904
Net Change in Unrealized Appreciation (Depreciation)	(96,791,769)	(25,692,546)	(15,134,915)	(19,070,077)	(17,031,737)

Net Gain (Loss) on Investment	(52,918,342)	(4,010,029)	(3,527,008)	4,093,453	2,058,167

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,428,907)	(4,647,505)	(4,139,914)	2,319,801	(337,681)

Increase (Decrease) in Net Assets from Contract Transactions	51,426,785	(27,874,305)	1,462,226	(20,208,222)	25,123,126

Total Increase (Decrease) in Net Assets	(4,002,122)	(32,521,810)	(2,677,688)	(17,888,421)	24,785,445

Net Assets as of December 31, 2015:	$646,874,469	$123,688,215	$88,569,777	$108,382,266	$166,716,242

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA Voya Limited Maturity Bond Service Class Subaccount

Net Assets as of January 1, 2014:	$194,713,563	$34,001,123	$97,474,795	$25,313,843	$422,156

Investment Income:
Reinvested Dividends	1,670,847	229,630	2,234,538	610,531	841
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,772,605	526,763	1,378,515	410,991	6,252

Net Investment Income (Loss)	(1,101,758)	(297,133)	856,023	199,540	(5,411)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,909,446	4,952,298	—	—	—
Realized Gain (Loss) on Investments	13,186,314	1,629,314	1,637,347	1,056,949	142

Net Realized Capital Gains (Losses) on Investments	41,095,760	6,581,612	1,637,347	1,056,949	142
Net Change in Unrealized Appreciation (Depreciation)	(24,666,005)	(3,716,310)	(8,716,662)	(3,277,435)	64

Net Gain (Loss) on Investment	16,429,755	2,865,302	(7,079,315)	(2,220,486)	206

Net Increase (Decrease) in Net Assets Resulting from Operations	15,327,997	2,568,169	(6,223,292)	(2,020,946)	(5,205)

Increase (Decrease) in Net Assets from Contract Transactions	(18,968,567)	(310,340)	(3,787,808)	5,831,292	99,692

Total Increase (Decrease) in Net Assets	(3,640,570)	2,257,829	(10,011,100)	3,810,346	94,487

Net Assets as of December 31, 2014:	$191,072,993	$36,258,952	$87,463,695	$29,124,189	$516,643

Investment Income:
Reinvested Dividends	894,066	115,420	2,492,158	1,015,642	3,779
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,503,829	560,346	1,210,147	500,201	7,024

Net Investment Income (Loss)	(1,609,763)	(444,926)	1,282,011	515,441	(3,245)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,028,105	6,954,626	—	—	153
Realized Gain (Loss) on Investments	20,207,504	492,536	2,286,539	802,978	238

Net Realized Capital Gains (Losses) on Investments	51,235,609	7,447,162	2,286,539	802,978	391
Net Change in Unrealized Appreciation (Depreciation)	(53,384,058)	(8,197,958)	(3,154,963)	(1,960,711)	(2,814)

Net Gain (Loss) on Investment	(2,148,449)	(750,796)	(868,424)	(1,157,733)	(2,423)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,758,212)	(1,195,722)	413,587	(642,292)	(5,668)

Increase (Decrease) in Net Assets from Contract Transactions	(36,649,055)	(2,081,812)	(11,308,328)	7,571,877	57,878

Total Increase (Decrease) in Net Assets	(40,407,267)	(3,277,534)	(10,894,741)	6,929,585	52,210

Net Assets as of December 31, 2015:	$150,665,726	$32,981,418	$76,568,954	$36,053,774	$568,853

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Voya Mid Cap Opportunities Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount

Net Assets as of January 1, 2014:	$127,401	$305,498,682	$61,053,692	$578,435	$538,704

Investment Income:
Reinvested Dividends	—	2,618,609	478,317	12,243	7,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,546	4,317,963	1,016,808	5,129	3,130

Net Investment Income (Loss)	(2,546)	(1,699,354)	(538,491)	7,114	4,444

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,394	10,578,222	2,578,629	13,544	—
Realized Gain (Loss) on Investments	1,214	11,782,795	2,690,962	31,085	21,343

Net Realized Capital Gains (Losses) on Investments	5,608	22,361,017	5,269,591	44,629	21,343
Net Change in Unrealized Appreciation (Depreciation)	14,259	6,180,426	1,538,351	45,058	(56,639)

Net Gain (Loss) on Investment	19,867	28,541,443	6,807,942	89,687	(35,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,321	26,842,089	6,269,451	96,801	(30,852)

Increase (Decrease) in Net Assets from Contract Transactions	100,872	(31,189,077)	9,935,414	273,663	(82,920)

Total Increase (Decrease) in Net Assets	118,193	(4,346,988)	16,204,865	370,464	(113,772)

Net Assets as of December 31, 2014:	$245,594	$301,151,694	$77,258,557	$948,899	$424,932

Investment Income:
Reinvested Dividends	154	1,978,905	465,538	15,889	7,942
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,997	4,086,020	1,267,022	8,332	4,272

Net Investment Income (Loss)	(2,843)	(2,107,115)	(801,484)	7,557	3,670

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,253	86,819,517	29,353,729	29,098	6,524
Realized Gain (Loss) on Investments	8,456	21,399,301	1,902,673	24,843	(8,903)

Net Realized Capital Gains (Losses) on Investments	19,709	108,218,818	31,256,402	53,941	(2,379)
Net Change in Unrealized Appreciation (Depreciation)	(19,306)	(90,078,369)	(26,738,755)	(62,998)	(44,994)

Net Gain (Loss) on Investment	403	18,140,449	4,517,647	(9,057)	(47,373)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,440)	16,033,334	3,716,163	(1,500)	(43,703)

Increase (Decrease) in Net Assets from Contract Transactions	(69,365)	(59,298,693)	15,996,958	905,224	788,000

Total Increase (Decrease) in Net Assets	(71,805)	(43,265,359)	19,713,121	903,724	744,297

Net Assets as of December 31, 2015:	$173,789	$257,886,335	$96,971,678	$1,852,623	$1,169,229

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Vanguard® Mid-Cap Index Subaccount	Vanguard® REIT Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount(1)

Net Assets as of January 1, 2014:	$340,922	$158,694	$1,873,277	$799,864	$—

Investment Income:
Reinvested Dividends	3,296	8,282	30,894	18,529	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,295	1,585	10,632	4,736	—

Net Investment Income (Loss)	1,001	6,697	20,262	13,793	—

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,051	11,244	9,440	2,701	—
Realized Gain (Loss) on Investments	15,258	1,860	(5,649)	(6,475)	—

Net Realized Capital Gains (Losses) on Investments	28,309	13,104	3,791	(3,774)	—
Net Change in Unrealized Appreciation (Depreciation)	15,109	39,703	(2,553)	27,974	—

Net Gain (Loss) on Investment	43,418	52,807	1,238	24,200	—

Net Increase (Decrease) in Net Assets Resulting from Operations	44,419	59,504	21,500	37,993	—

Increase (Decrease) in Net Assets from Contract Transactions	42,327	97,668	(426,749)	(14,224)	—

Total Increase (Decrease) in Net Assets	86,746	157,172	(405,249)	23,769	—

Net Assets as of December 31, 2014:	$427,668	$315,866	$1,468,028	$823,633	$—

Investment Income:
Reinvested Dividends	5,068	5,339	31,013	17,769	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,155	2,238	12,173	6,103	36

Net Investment Income (Loss)	913	3,101	18,840	11,666	(36)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,709	10,104	315	3,332	—
Realized Gain (Loss) on Investments	(1,946)	4,072	(1,786)	(3,066)	—

Net Realized Capital Gains (Losses) on Investments	20,763	14,176	(1,471)	266	—
Net Change in Unrealized Appreciation (Depreciation)	(44,565)	(12,919)	(14,283)	(13,899)	(115)

Net Gain (Loss) on Investment	(23,802)	1,257	(15,754)	(13,633)	(115)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,889)	4,358	3,086	(1,967)	(151)

Increase (Decrease) in Net Assets from Contract Transactions	483,889	29,809	1,431,249	805,933	15,179

Total Increase (Decrease) in Net Assets	461,000	34,167	1,434,335	803,966	15,028

Net Assets as of December 31, 2015:	$888,668	$350,033	$2,902,363	$1,627,599	$15,028

See Accompanying Notes.

(1)	See Footnote 1

30

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Voya Large Cap Value Class S Shares Subaccount(1)	Voya Strategic Allocation Conservative Class S Shares Subaccount(1)	Voya Strategic Allocation Moderate Class S Shares Subaccount(1)	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of January 1, 2014:	$—	$—	$—	$304,394	$139,724

Investment Income:
Reinvested Dividends	—	—	—	3,560	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	1,265	919

Net Investment Income (Loss)	—	—	—	2,295	(919)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	26,678	24,296
Realized Gain (Loss) on Investments	—	—	—	6,672	1,355

Net Realized Capital Gains (Losses) on Investments	—	—	—	33,350	25,651
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(49,849)	(14,909)

Net Gain (Loss) on Investment	—	—	—	(16,499)	10,742

Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	(14,204)	9,823

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	(57,271)	55,232

Total Increase (Decrease) in Net Assets	—	—	—	(71,475)	65,055

Net Assets as of December 31, 2014:	$—	$—	$—	$232,919	$204,779

Investment Income:
Reinvested Dividends	—	—	—	3,791	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	1,260	1,646

Net Investment Income (Loss)	—	—	—	2,531	(1,646)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	21,340	34,162
Realized Gain (Loss) on Investments	—	—	—	(684)	(5,597)

Net Realized Capital Gains (Losses) on Investments	—	—	—	20,656	28,565
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(24,338)	(42,594)

Net Gain (Loss) on Investment	—	—	—	(3,682)	(14,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	(1,151)	(15,675)

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	86,313	85,341

Total Increase (Decrease) in Net Assets	—	—	—	85,162	69,666

Net Assets as of December 31, 2015:	$—	$—	$—	$318,081	$274,445

See Accompanying Notes.

(1)	See Footnote 1

31

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, and Transamerica PrincipiumSM II Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

32

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
GE Investments Funds, Inc.	GE Investments Funds, Inc.
GE Investments Total Return Class 3 Shares	GE Investments Total Return Fund Class 3 Shares
The Huntington Funds	The Huntington Funds
Huntington VA Dividend Capture	Huntington VA Dividend Capture Fund
Huntington VA Situs	Huntington VA Situs Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Developing Markets Class II Shares	NVIT Developing Markets Fund Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class

33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA Voya Limited Maturity Bond Service Class	Transamerica Voya Limited Maturity Bond VP Service Class
TA Voya Mid Cap Opportunities Service Class	Transamerica Voya Mid Cap Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
TA Voya Limited Maturity Bond Service Class	May 1, 2013
TA Voya Mid Cap Opportunities Service Class	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
TA Madison Balanced Allocation Service Class	May 2, 2011
TA Madison Conservative Allocation Service Class	May 2, 2011
TA Madison Diversified Income Service Class	May 2, 2011
TA PineBridge Inflation Opportunities Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Conservative Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	May 2, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:

Subaccount	Formerly
AB Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Class B Shares
AB Growth and Income Class B Shares	AllianceBernstein Growth and Income Class B Shares
AB Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Class B Shares
TA AB Dynamic Allocation Initial Class	TA AllianceBernstein Dynamic Allocation Initial Class
TA AB Dynamic Allocation Service Class	TA AllianceBernstein Dynamic Allocation Service Class
TA Managed Risk - Balanced ETF Service Class	TA Vanguard ETF - Balanced Service Class
TA Managed Risk - Conservative ETF Service Class	TA Vanguard ETF - Conservative Service Class
TA Managed Risk - Growth ETF Service Class	TA Vanguard ETF - Growth Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	TA Aegon Tactical Vanguard ETF - Conservative Service Class

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:

Subaccount	Formerly
TA QS Investors Active Asset Allocation - Moderate Service Class	TA Aegon Tactical Vanguard ETF - Balanced Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Aegon Tactical Vanguard ETF - Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
TA Asset Allocation - Conservative Service Class	TA Voya Conservative Allocation Service Class
TA Asset Allocation - Moderate Service Class	TA Voya Balanced Allocation Service Class
TA Asset Allocation - Moderate Growth Service Class	TA Voya Moderate Growth Allocation Service Class

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

2.	Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2015.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$30,246,914	$16,793,692
AB Growth and Income Class B Shares	51,489,892	47,443,726
AB Large Cap Growth Class B Shares	3,426,755	8,956,596
American Funds - Asset Allocation Class 2 Shares	165,786,181	84,794,082
American Funds - Bond Class 2 Shares	63,411,645	31,773,193
American Funds - Growth Class 2 Shares	130,144,445	30,244,827
American Funds - Growth-Income Class 2 Shares	123,175,522	33,957,433
American Funds - International Class 2 Shares	56,531,518	20,402,948
BlackRock Basic Value V.I. Class I Shares	3,955,018	7,598,096
BlackRock Global Allocation V.I. Class I Shares	1,490,949	5,482,815
BlackRock High Yield V.I. Class I Shares	882,049	2,303,983
Fidelity® VIP Balanced Service Class 2	105,653,135	44,456,562
Fidelity® VIP Contrafund® Initial Class	334,902	343,698
Fidelity® VIP Contrafund® Service Class 2	144,323,097	116,054,105
Fidelity® VIP Equity-Income Initial Class	10,396	16,535
Fidelity® VIP Equity-Income Service Class 2	7,599,551	14,195,881
Fidelity® VIP Growth Initial Class	1,307	666
Fidelity® VIP Growth Service Class 2	1,622,938	10,833,925
Fidelity® VIP Growth Opportunities Service Class 2	269,378	518,883
Fidelity® VIP Mid Cap Initial Class	33,183	33,209
Fidelity® VIP Mid Cap Service Class 2	87,602,395	89,383,354
Fidelity® VIP Value Strategies Initial Class	10,757	21,612
Fidelity® VIP Value Strategies Service Class 2	25,580,167	40,033,837
Franklin Founding Funds Allocation Class 4 Shares	4,498,954	26,707,366
Franklin Income Class 2 Shares	6,108,824	30,437,918
Franklin Mutual Shares Class 2 Shares	2,311,640	7,742,113
Franklin Templeton Foreign Class 2 Shares	3,195,019	11,730,382
GE Investments Total Return Class 3 Shares	10,563,438	11,048,639
Huntington VA Dividend Capture	263,670	801,427
Huntington VA Situs	523,749	1,224,664
Invesco V.I. American Franchise Series II Shares	173,094	2,631,202
Invesco V.I. Value Opportunities Series II Shares	2,528,560	7,464,936
Janus Aspen - Enterprise Service Shares	2,954,584	5,769,205
Janus Aspen - Global Research Service Shares	590,286	11,581,576
Janus Aspen - Perkins Mid Cap Value Service Shares	387,040	898,766
MFS® New Discovery Service Class	2,368,371	15,079,249

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
MFS® Total Return Service Class	$3,888,671	$18,077,070
NVIT Developing Markets Class II Shares	227	2,729
TA AB Dynamic Allocation Initial Class	5,543,154	10,924,852
TA AB Dynamic Allocation Service Class	59,945,784	47,602,942
TA Aegon High Yield Bond Initial Class	21,642,109	36,200,785
TA Aegon High Yield Bond Service Class	83,178,978	62,587,832
TA Aegon Money Market Initial Class	102,296,216	99,274,524
TA Aegon Money Market Service Class	462,525,261	424,007,865
TA Aegon U.S. Government Securities Initial Class	14,876,966	29,786,354
TA Aegon U.S. Government Securities Service Class	290,828,638	146,086,736
TA American Funds Managed Risk - Balanced Service Class	122,683,188	1,784,658
TA Asset Allocation - Conservative Initial Class	38,035,001	71,779,817
TA Asset Allocation - Conservative Service Class	227,572,893	193,974,744
TA Asset Allocation - Growth Initial Class	17,920,780	98,998,412
TA Asset Allocation - Growth Service Class	42,017,918	40,903,729
TA Asset Allocation - Moderate Initial Class	39,733,498	147,057,185
TA Asset Allocation - Moderate Service Class	630,420,312	501,330,080
TA Asset Allocation - Moderate Growth Initial Class	38,863,745	168,902,448
TA Asset Allocation - Moderate Growth Service Class	490,890,591	464,821,036
TA Barrow Hanley Dividend Focused Initial Class	14,038,416	104,595,458
TA Barrow Hanley Dividend Focused Service Class	30,065,413	30,015,166
TA BlackRock Global Allocation Service Class	270,497,768	182,828,767
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	135,558,827	10,799,968
TA BlackRock Global Allocation Managed Risk - Growth Service Class	155,370,231	6,211,559
TA BlackRock Tactical Allocation Service Class	281,246,372	176,038,661
TA Clarion Global Real Estate Securities Initial Class	9,424,966	18,412,585
TA Clarion Global Real Estate Securities Service Class	25,457,723	23,689,718
TA International Moderate Growth Initial Class	2,311	1,060
TA International Moderate Growth Service Class	134,400,115	74,260,679
TA Janus Balanced Service Class	266,407,487	38,478,809
TA Jennison Growth Initial Class	26,285,494	60,526,261
TA Jennison Growth Service Class	44,613,544	16,270,258
TA JPMorgan Core Bond Service Class	76,162,536	39,166,382
TA JPMorgan Enhanced Index Initial Class	23,893,409	31,458,554
TA JPMorgan Enhanced Index Service Class	19,577,895	12,438,363
TA JPMorgan Mid Cap Value Service Class	64,659,463	41,855,308

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Service Class	$349,944,518	$60,237,671
TA Legg Mason Dynamic Allocation - Balanced Service Class	477,301,277	56,431,844
TA Legg Mason Dynamic Allocation - Growth Service Class	294,311,405	42,458,859
TA Madison Balanced Allocation Service Class	18,795,329	5,957,328
TA Madison Conservative Allocation Service Class	15,014,440	10,553,951
TA Madison Diversified Income Service Class	15,657,823	8,498,711
TA Managed Risk - Balanced ETF Service Class	1,671,331,839	313,621,426
TA Managed Risk - Conservative ETF Service Class	216,575,228	108,234,681
TA Managed Risk - Growth ETF Service Class	785,098,056	418,005,109
TA Market Participation Strategy Service Class	105,861,295	39,980,801
TA MFS International Equity Initial Class	13,575,498	21,534,921
TA MFS International Equity Service Class	36,202,732	13,593,705
TA Morgan Stanley Capital Growth Initial Class	16,599,189	34,931,610
TA Morgan Stanley Capital Growth Service Class	30,737,007	12,530,190
TA Morgan Stanley Mid-Cap Growth Initial Class	17,036,825	31,833,899
TA Morgan Stanley Mid-Cap Growth Service Class	28,852,520	14,664,737
TA Multi-Managed Balanced Initial Class	21,619,191	19,382,781
TA Multi-Managed Balanced Service Class	150,309,491	55,797,151
TA Multi-Manager Alternative Strategies Service Class	996,007	146,121
TA PIMCO Tactical - Balanced Service Class	121,081,037	47,232,603
TA PIMCO Tactical - Conservative Service Class	124,127,216	22,537,961
TA PIMCO Tactical - Growth Service Class	157,006,553	23,424,569
TA PIMCO Total Return Initial Class	40,304,217	84,822,597
TA PIMCO Total Return Service Class	155,972,477	142,466,540
TA PineBridge Inflation Opportunities Service Class	33,668,314	30,174,325
TA ProFunds UltraBear Service Class (OAM)	31,067,469	11,814,567
TA QS Investors Active Asset Allocation - Conservative Service Class	116,218,407	68,695,098
TA QS Investors Active Asset Allocation - Moderate Service Class	239,291,224	138,357,127
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	195,948,529	107,723,986
TA Systematic Small/Mid Cap Value Initial Class	17,848,834	30,736,026
TA Systematic Small/Mid Cap Value Service Class	30,230,420	18,202,724
TA T. Rowe Price Small Cap Initial Class	23,422,747	36,513,131
TA T. Rowe Price Small Cap Service Class	64,462,463	28,454,484
TA Torray Concentrated Growth Initial Class	36,416,533	43,647,336
TA Torray Concentrated Growth Service Class	14,083,281	9,655,369
TA TS&W International Equity Initial Class	11,270,956	21,297,269

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA TS&W International Equity Service Class	$16,282,596	$8,195,263
TA Voya Limited Maturity Bond Service Class	98,515	43,731
TA Voya Mid Cap Opportunities Service Class	27,756	88,710
TA WMC US Growth Initial Class	97,547,074	72,133,378
TA WMC US Growth Service Class	61,472,503	16,923,279
Vanguard® Equity Index	1,227,516	285,636
Vanguard® International	1,157,383	359,188
Vanguard® Mid-Cap Index	646,822	139,310
Vanguard® REIT Index	109,097	66,083
Vanguard® Short-Term Investment Grade	1,684,336	233,932
Vanguard® Total Bond Market Index	1,024,870	203,940
Voya Global Perspectives Class S Shares	15,278	135
Voya Large Cap Value Class S Shares	100	100
Voya Strategic Allocation Conservative Class S Shares	100	100
Voya Strategic Allocation Moderate Class S Shares	100	100
Wanger International	117,912	7,727
Wanger USA	252,228	134,372

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	7,801,858	(7,845,531)	(43,673)	7,328,437	(10,884,618)	(3,556,181)
AB Growth and Income Class B Shares	15,142,282	(22,912,376)	(7,770,094)	15,547,241	(17,657,179)	(2,109,938)
AB Large Cap Growth Class B Shares	372,492	(5,577,073)	(5,204,581)	384,024	(3,328,295)	(2,944,271)
American Funds - Asset Allocation Class 2 Shares	30,648,847	(38,928,994)	(8,280,147)	36,565,669	(31,533,854)	5,031,815
American Funds - Bond Class 2 Shares	15,687,246	(15,679,930)	7,316	17,860,986	(19,576,441)	(1,715,455)
American Funds - Growth Class 2 Shares	13,469,859	(9,801,718)	3,668,141	12,107,025	(7,448,468)	4,658,557
American Funds - Growth-Income Class 2 Shares	11,929,525	(10,795,719)	1,133,806	16,129,298	(7,483,163)	8,646,135
American Funds - International Class 2 Shares	13,262,738	(11,323,587)	1,939,151	9,912,578	(7,556,891)	2,355,687
BlackRock Basic Value V.I. Class I Shares	417,309	(2,768,680)	(2,351,371)	233,301	(1,845,757)	(1,612,456)
BlackRock Global Allocation V.I. Class I Shares	234,557	(2,517,324)	(2,282,767)	81,062	(1,612,546)	(1,531,484)
BlackRock High Yield V.I. Class I Shares	237,785	(983,239)	(745,454)	356,920	(879,333)	(522,413)
Fidelity® VIP Balanced Service Class 2	37,501,703	(24,254,018)	13,247,685	36,312,087	(19,349,749)	16,962,338
Fidelity® VIP Contrafund® Initial Class	118,678	(132,728)	(14,050)	16,153	(63,738)	(47,585)
Fidelity® VIP Contrafund® Service Class 2	22,292,618	(48,472,864)	(26,180,246)	25,841,562	(24,475,214)	1,366,348
Fidelity® VIP Equity-Income Initial Class	—	(11,173)	(11,173)	—	(881)	(881)
Fidelity® VIP Equity-Income Service Class 2	216,384	(8,001,119)	(7,784,735)	336,040	(6,398,784)	(6,062,744)
Fidelity® VIP Growth Initial Class	—	(232)	(232)	—	(216)	(216)
Fidelity® VIP Growth Service Class 2	73,277	(6,604,685)	(6,531,408)	170,923	(4,668,794)	(4,497,871)
Fidelity® VIP Growth Opportunities Service Class 2	32,388	(282,670)	(250,282)	66,898	(295,436)	(228,538)
Fidelity® VIP Mid Cap Initial Class	16,572	(23,258)	(6,686)	1,551	(1,342)	209
Fidelity® VIP Mid Cap Service Class 2	10,441,124	(27,414,540)	(16,973,416)	10,910,693	(20,294,805)	(9,384,112)
Fidelity® VIP Value Strategies Initial Class	4,449	(3,231)	1,218	1,219	(412)	807
Fidelity® VIP Value Strategies Service Class 2	6,845,417	(17,139,712)	(10,294,295)	7,264,614	(11,025,574)	(3,760,960)
Franklin Founding Funds Allocation Class 4 Shares	391,716	(13,307,459)	(12,915,743)	557,966	(13,437,040)	(12,879,074)
Franklin Income Class 2 Shares	916,418	(22,435,970)	(21,519,552)	579,508	(13,110,638)	(12,531,130)
Franklin Mutual Shares Class 2 Shares	225,716	(6,105,449)	(5,879,733)	63,549	(2,953,540)	(2,889,991)
Franklin Templeton Foreign Class 2 Shares	315,934	(11,044,639)	(10,728,705)	367,288	(7,875,201)	(7,507,913)

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
GE Investments Total Return Class 3 Shares	2,651,660	(6,425,521)	(3,773,861)	5,099,553	(4,864,670)	234,883
Huntington VA Dividend Capture	113,790	(556,578)	(442,788)	501,830	(1,537,369)	(1,035,539)
Huntington VA Situs	60,627	(834,961)	(774,334)	730,500	(1,269,284)	(538,784)
Invesco V.I. American Franchise Series II Shares	88,958	(1,722,892)	(1,633,934)	222,006	(1,539,559)	(1,317,553)
Invesco V.I. Value Opportunities Series II Shares	318,641	(5,300,561)	(4,981,920)	64,241	(2,323,155)	(2,258,914)
Janus Aspen - Enterprise Service Shares	286,041	(3,287,514)	(3,001,473)	250,310	(2,261,032)	(2,010,722)
Janus Aspen - Global Research Service Shares	350,685	(9,743,887)	(9,393,202)	497,510	(5,408,738)	(4,911,228)
Janus Aspen - Perkins Mid Cap Value Service Shares	28,662	(413,115)	(384,453)	5,401	(195,521)	(190,120)
MFS® New Discovery Service Class	338,083	(6,959,525)	(6,621,442)	162,994	(7,015,023)	(6,852,029)
MFS® Total Return Service Class	160,941	(10,279,469)	(10,118,528)	446,124	(7,466,690)	(7,020,566)
NVIT Developing Markets Class II Shares	—	(3,690)	(3,690)	—	(358)	(358)
TA AB Dynamic Allocation Initial Class	3,215,771	(6,545,324)	(3,329,553)	3,262,665	(2,274,374)	988,291
TA AB Dynamic Allocation Service Class	14,960,285	(29,621,326)	(14,661,041)	11,568,498	(28,755,310)	(17,186,812)
TA Aegon High Yield Bond Initial Class	8,206,539	(17,591,260)	(9,384,721)	6,799,367	(14,489,983)	(7,690,616)
TA Aegon High Yield Bond Service Class	23,771,596	(28,941,335)	(5,169,739)	14,308,947	(25,691,259)	(11,382,312)
TA Aegon Money Market Initial Class	92,230,347	(88,504,587)	3,725,760	56,984,175	(71,979,985)	(14,995,810)
TA Aegon Money Market Service Class	235,261,266	(229,681,523)	5,579,743	239,322,663	(238,657,806)	664,857
TA Aegon U.S. Government Securities Initial Class	8,122,205	(17,590,816)	(9,468,611)	10,230,557	(12,568,185)	(2,337,628)
TA Aegon U.S. Government Securities Service Class	72,407,061	(50,138,862)	22,268,199	53,783,995	(83,402,060)	(29,618,065)
TA American Funds Managed Risk - Balanced Service Class	12,743,576	(171,797)	12,571,779	—	—	—
TA Asset Allocation - Conservative Initial Class	15,694,337	(43,125,299)	(27,430,962)	18,206,996	(50,863,555)	(32,656,559)
TA Asset Allocation - Conservative Service Class	34,431,167	(111,624,027)	(77,192,860)	40,690,011	(128,715,138)	(88,025,127)
TA Asset Allocation - Growth Initial Class	7,563,918	(53,444,296)	(45,880,378)	11,871,716	(29,381,238)	(17,509,522)
TA Asset Allocation - Growth Service Class	9,594,475	(18,261,524)	(8,667,049)	10,672,598	(17,850,407)	(7,177,809)
TA Asset Allocation - Moderate Initial Class	8,759,291	(82,353,501)	(73,594,210)	12,075,074	(48,172,939)	(36,097,865)
TA Asset Allocation - Moderate Service Class	59,164,618	(248,525,151)	(189,360,533)	176,489,884	(232,084,229)	(55,594,345)
TA Asset Allocation - Moderate Growth Initial Class	10,713,332	(91,234,803)	(80,521,471)	14,971,506	(50,207,982)	(35,236,476)

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Moderate Growth Service Class	63,459,578	(242,790,235)	(179,330,657)	65,767,540	(268,798,269)	(203,030,729)
TA Barrow Hanley Dividend Focused Initial Class	3,576,024	(47,958,892)	(44,382,868)	9,047,747	(28,316,624)	(19,268,877)
TA Barrow Hanley Dividend Focused Service Class	6,102,647	(13,773,168)	(7,670,521)	13,342,359	(12,754,637)	587,722
TA BlackRock Global Allocation Service Class	29,409,552	(103,347,929)	(73,938,377)	30,188,151	(92,484,647)	(62,296,496)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	13,691,559	(1,076,808)	12,614,751	973,340	(8,413)	964,927
TA BlackRock Global Allocation Managed Risk - Growth Service Class	15,825,759	(609,610)	15,216,149	1,102,140	(16,679)	1,085,461
TA BlackRock Tactical Allocation Service Class	32,416,992	(84,494,910)	(52,077,918)	124,784,489	(75,718,374)	49,066,115
TA Clarion Global Real Estate Securities Initial Class	2,822,406	(7,047,644)	(4,225,238)	3,233,233	(4,247,670)	(1,014,437)
TA Clarion Global Real Estate Securities Service Class	6,690,081	(13,563,450)	(6,873,369)	15,097,559	(8,900,520)	6,197,039
TA International Moderate Growth Initial Class	584	(597)	(13)	—	(689)	(689)
TA International Moderate Growth Service Class	36,293,009	(55,311,200)	(19,018,191)	21,092,213	(58,605,176)	(37,512,963)
TA Janus Balanced Service Class	56,037,894	(19,753,359)	36,284,535	37,932,645	(17,040,407)	20,892,238
TA Jennison Growth Initial Class	6,382,952	(33,490,066)	(27,107,114)	10,285,231	(19,492,097)	(9,206,866)
TA Jennison Growth Service Class	8,574,158	(5,806,628)	2,767,530	5,959,144	(6,631,112)	(671,968)
TA JPMorgan Core Bond Service Class	20,389,056	(23,149,849)	(2,760,793)	28,068,075	(18,047,238)	10,020,837
TA JPMorgan Enhanced Index Initial Class	7,566,713	(15,205,669)	(7,638,956)	12,150,491	(10,341,653)	1,808,838
TA JPMorgan Enhanced Index Service Class	3,741,009	(4,283,653)	(542,644)	6,491,084	(3,223,395)	3,267,689
TA JPMorgan Mid Cap Value Service Class	12,008,812	(14,288,798)	(2,279,986)	15,533,404	(8,449,849)	7,083,555
TA JPMorgan Tactical Allocation Service Class	48,290,396	(33,980,066)	14,310,330	40,506,413	(41,819,917)	(1,313,504)
TA Legg Mason Dynamic Allocation - Balanced Service Class	81,884,699	(27,517,681)	54,367,018	67,425,097	(15,549,118)	51,875,979
TA Legg Mason Dynamic Allocation - Growth Service Class	64,960,448	(15,138,136)	49,822,312	33,692,465	(10,281,542)	23,410,923
TA Madison Balanced Allocation Service Class	1,934,921	(3,160,832)	(1,225,911)	5,011,611	(2,714,285)	2,297,326
TA Madison Conservative Allocation Service Class	1,895,479	(4,542,885)	(2,647,406)	2,674,267	(5,971,246)	(3,296,979)
TA Madison Diversified Income Service Class	2,198,068	(4,568,649)	(2,370,581)	4,090,257	(4,439,049)	(348,792)
TA Managed Risk - Balanced ETF Service Class	165,638,917	(172,416,949)	(6,778,032)	263,956,340	(120,980,644)	142,975,696
TA Managed Risk - Conservative ETF Service Class	41,392,316	(60,246,538)	(18,854,222)	52,030,849	(49,498,815)	2,532,034
TA Managed Risk - Growth ETF Service Class	87,101,410	(232,402,552)	(145,301,142)	262,389,248	(164,552,679)	97,836,569

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Market Participation Strategy Service Class	21,959,357	(15,044,527)	6,914,830	42,566,529	(13,969,954)	28,596,575
TA MFS International Equity Initial Class	8,404,497	(13,801,042)	(5,396,545)	6,662,009	(9,429,030)	(2,767,021)
TA MFS International Equity Service Class	9,682,318	(6,764,133)	2,918,185	6,198,004	(5,647,366)	550,638
TA Morgan Stanley Capital Growth Initial Class	3,730,426	(15,683,446)	(11,953,020)	4,904,541	(9,527,525)	(4,622,984)
TA Morgan Stanley Capital Growth Service Class	7,366,786	(4,368,728)	2,998,058	5,033,701	(7,012,153)	(1,978,452)
TA Morgan Stanley Mid-Cap Growth Initial Class	3,606,230	(20,617,256)	(17,011,026)	6,131,806	(11,518,439)	(5,386,633)
TA Morgan Stanley Mid-Cap Growth Service Class	4,119,905	(5,868,903)	(1,748,998)	5,041,944	(6,884,761)	(1,842,817)
TA Multi-Managed Balanced Initial Class	8,087,764	(8,835,296)	(747,532)	8,865,303	(5,717,191)	3,148,112
TA Multi-Managed Balanced Service Class	35,095,546	(26,917,281)	8,178,265	31,462,440	(18,413,117)	13,049,323
TA Multi-Manager Alternative Strategies Service Class	95,383	(13,192)	82,191	96,569	(1,201)	95,368
TA PIMCO Tactical - Balanced Service Class	22,563,435	(23,251,724)	(688,289)	44,461,708	(20,059,905)	24,401,803
TA PIMCO Tactical - Conservative Service Class	24,612,310	(13,240,593)	11,371,717	14,226,321	(11,632,232)	2,594,089
TA PIMCO Tactical - Growth Service Class	34,188,794	(12,190,050)	21,998,744	16,666,414	(8,286,595)	8,379,819
TA PIMCO Total Return Initial Class	19,350,446	(52,527,210)	(33,176,764)	18,924,531	(47,018,000)	(28,093,469)
TA PIMCO Total Return Service Class	30,023,649	(85,619,885)	(55,596,236)	26,332,708	(112,454,156)	(86,121,448)
TA PineBridge Inflation Opportunities Service Class	7,363,268	(18,268,700)	(10,905,432)	14,802,693	(23,308,930)	(8,506,237)
TA ProFunds UltraBear Service Class (OAM)	339,489,718	(137,519,758)	201,969,960	168,782,361	(114,160,197)	54,622,164
TA QS Investors Active Asset Allocation - Conservative Service Class	19,305,354	(39,319,996)	(20,014,642)	26,417,087	(38,404,900)	(11,987,813)
TA QS Investors Active Asset Allocation - Moderate Service Class	28,389,273	(64,786,251)	(36,396,978)	93,375,594	(43,958,632)	49,416,962
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	29,591,498	(60,569,570)	(30,978,072)	58,367,074	(35,626,625)	22,740,449
TA Systematic Small/Mid Cap Value Initial Class	203,353	(6,763,971)	(6,560,618)	472,978	(5,197,798)	(4,724,820)
TA Systematic Small/Mid Cap Value Service Class	3,909,098	(7,639,444)	(3,730,346)	6,518,966	(7,346,086)	(827,120)
TA T. Rowe Price Small Cap Initial Class	6,339,554	(15,544,885)	(9,205,331)	4,776,597	(11,626,727)	(6,850,130)
TA T. Rowe Price Small Cap Service Class	8,716,699	(7,906,280)	810,419	8,116,835	(10,061,751)	(1,944,916)
TA Torray Concentrated Growth Initial Class	1,425,182	(13,902,997)	(12,477,815)	1,646,549	(8,470,430)	(6,823,881)
TA Torray Concentrated Growth Service Class	1,350,897	(4,156,367)	(2,805,470)	1,661,996	(3,803,465)	(2,141,469)

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA TS&W International Equity Initial Class	4,983,675	(11,391,476)	(6,407,801)	4,634,630	(6,894,477)	(2,259,847)
TA TS&W International Equity Service Class	5,116,331	(4,231,392)	884,939	5,670,995	(4,869,455)	801,540
TA Voya Limited Maturity Bond Service Class	9,734	(3,839)	5,895	11,927	(1,866)	10,061
TA Voya Mid Cap Opportunities Service Class	1,304	(6,855)	(5,551)	11,545	(2,851)	8,694
TA WMC US Growth Initial Class	5,578,590	(43,579,369)	(38,000,779)	3,794,722	(26,291,844)	(22,497,122)
TA WMC US Growth Service Class	7,929,698	(7,008,341)	921,357	3,843,191	(5,461,215)	(1,618,024)
Vanguard® Equity Index	119,463	(133,545)	(14,082)	179,953	(82,014)	97,939
Vanguard® International	315,650	(279,769)	35,881	63,607	(145,980)	(82,373)
Vanguard® Mid-Cap Index	126,217	(59,319)	66,898	55,600	(36,475)	19,125
Vanguard® REIT Index	12,682	(37,150)	(24,468)	84,193	(12,552)	71,641
Vanguard® Short-Term Investment Grade	354,890	(139,716)	215,174	163,743	(608,477)	(444,734)
Vanguard® Total Bond Market Index	109,371	(146,453)	(37,082)	182,127	(250,757)	(68,630)
Voya Global Perspectives Class S Shares	1,633	—	1,633	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	19,662	(5,083)	14,579	7,107	(80,409)	(73,302)
Wanger USA	101,080	(56,603)	44,477	5,134	(3,993)	1,141

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2015	47,328,479	$11.58	to	$1.60	$95,500,596	2.02%	0.65%	to	2.65%	0.64%	to	(1.32)%
12/31/2014	47,372,152	11.51	to	1.62	91,875,603	2.43	0.65	to	2.65	6.42	to	4.34
12/31/2013	50,928,333	1.19	to	1.56	87,360,846	2.31	0.65	to	2.65	15.52	to	13.27
12/31/2012	47,661,048	1.03	to	1.37	67,988,859	1.93	0.65	to	2.65	12.64	to	10.43
12/31/2011	43,401,919	1.32	to	1.24	55,558,501	2.14	0.70	to	2.65	(3.73)	to	(5.55)
AB Growth and Income Class B Shares
12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)
12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96	to	6.83
12/31/2013	96,773,079	1.65	to	1.19	156,306,109	1.06	0.30	to	2.30	34.19	to	31.57
12/31/2012	77,780,377	1.23	to	0.91	89,263,201	1.32	0.30	to	2.30	16.89	to	14.59
12/31/2011	64,589,775	1.05	to	0.79	64,940,393	1.05	0.30	to	2.30	5.75	to	3.69
AB Large Cap Growth Class B Shares
12/31/2015	19,226,523	2.08	to	1.57	30,693,993	—	0.30	to	2.30	10.52	to	8.36
12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50	to	11.28
12/31/2013	27,375,375	1.66	to	1.30	35,597,034	—	0.30	to	2.30	36.59	to	33.92
12/31/2012	30,870,141	1.21	to	0.97	29,684,480	0.03	0.30	to	2.30	16.35	to	14.06
12/31/2011	38,936,633	1.04	to	0.85	32,786,728	0.09	0.30	to	2.30	(4.04)	to	(5.91)
American Funds - Asset Allocation Class 2 Shares
12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)
12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61	to	2.57
12/31/2013	233,042,233	1.33	to	1.48	379,469,267	1.66	0.75	to	2.75	22.77	to	20.38
12/31/2012	169,210,476	1.08	to	1.23	214,081,441	2.12	0.75	to	2.75	15.32	to	13.07
12/31/2011	131,141,105	1.13	to	1.09	145,411,828	2.23	0.80	to	2.75	0.49	to	(1.41)
American Funds - Bond Class 2 Shares
12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)
12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50	to	2.46
12/31/2013	85,631,756	1.05	to	1.04	103,432,773	1.87	0.75	to	2.75	(2.89)	to	(4.78)
12/31/2012	84,904,847	1.08	to	1.09	95,250,272	3.06	0.75	to	2.75	4.59	to	2.54
12/31/2011	47,471,601	1.11	to	1.06	51,414,804	3.92	0.80	to	2.75	5.26	to	3.27
American Funds - Growth Class 2 Shares
12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15
12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70	to	5.76
12/31/2013	61,017,259	1.32	to	1.58	116,392,175	1.03	0.75	to	2.60	29.13	to	26.81
12/31/2012	50,472,876	1.02	to	1.24	64,264,152	0.90	0.75	to	2.60	17.01	to	14.89
12/31/2011	34,120,875	1.12	to	1.08	37,511,252	0.68	0.80	to	2.60	(5.04)	to	(6.70)
American Funds - Growth-Income Class 2 Shares
12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)
12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81	to	7.83
12/31/2013	47,215,255	1.41	to	1.56	93,879,498	1.63	0.75	to	2.60	32.51	to	30.12
12/31/2012	36,300,214	1.06	to	1.20	44,580,566	1.93	0.75	to	2.60	16.60	to	14.49
12/31/2011	22,878,003	1.09	to	1.05	24,352,894	1.87	0.80	to	2.60	(2.61)	to	(4.31)
American Funds - International Class 2 Shares
12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)
12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)	to	(5.12)
12/31/2013	50,035,861	1.10	to	1.17	69,810,558	1.55	0.75	to	2.60	20.73	to	18.55
12/31/2012	40,673,990	0.91	to	0.99	41,084,363	1.66	0.75	to	2.60	17.02	to	14.90
12/31/2011	31,192,669	0.89	to	0.86	27,226,702	2.06	0.80	to	2.60	(14.65)	to	(16.14)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I. Class I Shares
12/31/2015	8,817,241	$1.89	to	$2.07	$20,857,527	1.42%	1.25%	to	2.30%	(7.11)%	to	(8.07)%
12/31/2014	11,168,612	2.04	to	2.26	28,532,280	1.38	1.25	to	2.30	8.57	to	7.46
12/31/2013	12,781,068	1.88	to	2.10	30,389,242	1.44	1.25	to	2.30	36.37	to	34.97
12/31/2012	14,266,398	1.38	to	1.56	25,008,298	1.71	1.25	to	2.30	12.63	to	11.47
12/31/2011	17,166,667	1.22	to	1.40	26,488,504	1.72	1.25	to	2.30	(3.65)	to	(4.64)
BlackRock Global Allocation V.I. Class I Shares
12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)
12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
12/31/2013	11,656,814	2.61	to	2.65	22,385,439	1.15	1.25	to	2.30	13.34	to	12.18
12/31/2012	12,057,417	2.30	to	2.36	20,528,710	1.45	1.25	to	2.30	8.91	to	7.79
12/31/2011	13,957,453	2.12	to	2.19	21,811,783	2.03	1.25	to	2.30	(4.68)	to	(5.66)
BlackRock High Yield V.I. Class I Shares
12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)
12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
12/31/2013	3,709,697	2.26	to	1.90	8,168,931	5.90	1.25	to	2.30	7.99	to	6.88
12/31/2012	4,567,350	2.10	to	1.78	9,321,250	6.57	1.25	to	2.30	14.23	to	13.05
12/31/2011	4,524,797	1.83	to	1.57	8,116,403	6.96	1.25	to	2.30	2.06	to	1.01
Fidelity® VIP Balanced Service Class 2
12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)
12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
12/31/2013	129,108,936	1.42	to	1.26	181,860,843	1.44	0.30	to	2.45	18.93	to	16.43
12/31/2012	117,724,325	1.19	to	1.08	132,706,666	1.76	0.30	to	2.45	14.47	to	12.06
12/31/2011	89,258,195	1.04	to	0.96	88,963,932	1.62	0.30	to	2.45	(4.11)	to	(6.12)
Fidelity® VIP Contrafund® Initial Class
12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)
12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
12/31/2013	263,301	1.49	to	1.33	875,305	1.72	0.30	to	1.00	30.89	to	29.99
12/31/2012	193,665	1.14	to	1.02	205,876	1.10	0.30	to	1.00	16.07	to	15.26
12/31/2011	249,058	0.98	to	0.90	227,548	1.28	0.30	to	0.80	(2.82)	to	(3.30)
Fidelity® VIP Contrafund® Service Class 2
12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)
12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
12/31/2013	196,958,822	1.81	to	1.25	377,299,296	0.88	0.30	to	2.30	30.56	to	28.01
12/31/2012	193,279,626	1.38	to	0.98	277,085,608	1.13	0.30	to	2.30	15.79	to	13.52
12/31/2011	192,551,717	1.20	to	0.86	243,441,299	0.78	0.30	to	2.30	(3.07)	to	(4.97)
Fidelity® VIP Equity-Income Initial Class
12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)
12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
12/31/2013	64,315	1.22	to	1.35	84,226	2.26	0.30	to	1.00	27.76	to	26.88
12/31/2012	85,423	0.96	to	1.06	88,654	1.79	0.30	to	1.00	16.95	to	16.14
12/31/2011	200,383	0.82	to	0.86	180,834	4.81	0.30	to	0.80	0.67	to	0.17
Fidelity® VIP Equity-Income Service Class 2
12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)
12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
12/31/2013	44,412,638	1.57	to	1.09	69,246,230	2.24	0.30	to	2.30	27.45	to	24.95
12/31/2012	50,311,687	1.23	to	0.88	62,328,811	2.69	0.30	to	2.30	16.70	to	14.41
12/31/2011	64,310,250	1.05	to	0.77	69,466,995	2.32	0.30	to	2.30	0.36	to	(1.60)
Fidelity® VIP Growth Initial Class
12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11
12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20
12/31/2013	25,647	1.55	to	1.38	35,124	0.20	0.30	to	1.00	35.93	to	34.99
12/31/2012	53,789	1.14	to	1.02	54,726	0.61	0.30	to	1.00	14.34	to	13.55
12/31/2011	54,378	1.00	to	0.87	48,616	1.07	0.30	to	0.80	(0.10)	to	(0.59)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Growth Service Class 2
12/31/2015	25,975,749	$2.07	to	$1.40	$40,617,613	0.03%	0.30%	to	2.30%	6.58%	to	4.50%
12/31/2014	32,507,157	1.94	to	1.34	48,200,149	—	0.30	to	2.30	10.68	to	8.52
12/31/2013	37,005,028	1.76	to	1.23	50,162,145	0.04	0.30	to	2.30	35.59	to	32.94
12/31/2012	43,087,084	1.30	to	0.93	43,606,757	0.32	0.30	to	2.30	14.06	to	11.82
12/31/2011	56,071,361	1.14	to	0.83	50,614,454	0.13	0.30	to	2.30	(0.33)	to	(2.28)
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53
12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
12/31/2013	1,760,793	1.61	to	1.18	2,628,111	0.05	1.25	to	1.75	35.84	to	35.18
12/31/2012	1,898,669	1.18	to	0.87	2,089,207	0.15	1.25	to	1.75	17.84	to	17.26
12/31/2011	2,232,908	1.00	to	0.74	2,079,285	—	1.25	to	1.75	0.71	to	0.22
Fidelity® VIP Mid Cap Initial Class
12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)
12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
12/31/2013	31,222	1.61	to	1.28	48,484	0.53	0.30	to	1.00	35.82	to	34.88
12/31/2012	36,492	1.19	to	0.95	35,291	0.38	0.30	to	1.00	14.49	to	13.69
12/31/2011	69,750	1.04	to	0.96	58,675	0.50	0.30	to	0.80	(10.88)	to	(11.32)
Fidelity® VIP Mid Cap Service Class 2
12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)
12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
12/31/2013	124,383,437	2.01	to	1.36	334,770,485	0.29	0.30	to	2.30	35.46	to	32.82
12/31/2012	123,526,673	1.48	to	1.02	246,581,179	0.38	0.30	to	2.30	14.22	to	11.97
12/31/2011	129,890,097	1.30	to	0.91	237,569,812	0.02	0.30	to	2.30	(11.12)	to	(12.85)
Fidelity® VIP Value Strategies Initial Class
12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)
12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
12/31/2013	45,742	1.36	to	1.35	84,623	1.04	0.30	to	1.00	30.10	to	29.20
12/31/2012	43,606	1.05	to	1.04	45,983	0.65	0.30	to	1.00	26.90	to	26.02
12/31/2011	36,577	0.82	to	0.89	30,557	2.82	0.30	to	0.80	(9.08)	to	(9.53)
Fidelity® VIP Value Strategies Service Class 2
12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)
12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
12/31/2013	67,754,937	1.80	to	1.25	134,957,220	0.73	0.30	to	2.30	29.79	to	27.26
12/31/2012	60,326,082	1.39	to	0.98	91,138,385	0.39	0.30	to	2.30	26.68	to	24.19
12/31/2011	55,618,305	1.10	to	0.79	68,878,781	0.72	0.30	to	2.30	(9.31)	to	(11.08)
Franklin Founding Funds Allocation Class 4 Shares
12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)
12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
12/31/2013	93,477,182	1.26	to	1.75	171,063,034	10.55	0.60	to	2.60	22.94	to	20.55
12/31/2012	103,151,130	1.03	to	1.45	155,140,789	2.74	0.60	to	2.60	14.48	to	12.24
12/31/2011	108,807,704	1.37	to	1.29	144,497,473	0.02	0.65	to	2.60	(2.30)	to	(4.16)
Franklin Income Class 2 Shares
12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)
12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
12/31/2013	108,189,372	1.29	to	1.19	138,042,260	6.43	1.00	to	2.30	12.81	to	11.38
12/31/2012	127,426,124	1.15	to	1.07	144,705,853	6.59	1.00	to	2.30	11.53	to	10.11
12/31/2011	120,709,625	1.03	to	0.97	123,072,633	5.78	1.00	to	2.30	1.37	to	0.09
Franklin Mutual Shares Class 2 Shares
12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)
12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71
12/31/2013	24,724,453	1.16	to	1.07	28,581,308	2.06	1.00	to	2.30	26.99	to	25.38
12/31/2012	28,932,267	0.92	to	0.85	26,468,882	1.98	1.00	to	2.30	13.11	to	11.66
12/31/2011	38,304,347	0.81	to	0.76	31,137,148	2.45	1.00	to	2.30	(2.02)	to	(3.26)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton Foreign Class 2 Shares
12/31/2015	38,972,850	$0.95	to	$0.85	$35,741,459	3.22%	1.00%	to	2.30%	(7.42)%	to	(8.60)%
12/31/2014	49,701,555	1.02	to	0.93	49,421,163	1.89	1.00	to	2.30	(12.01)	to	(13.13)
12/31/2013	57,209,468	1.16	to	1.07	64,992,850	2.37	1.00	to	2.30	21.75	to	20.21
12/31/2012	69,413,713	0.95	to	0.89	65,078,952	3.01	1.00	to	2.30	17.06	to	15.56
12/31/2011	78,062,738	0.82	to	0.77	62,785,119	1.71	1.00	to	2.30	(11.52)	to	(12.64)
GE Investments Total Return Class 3 Shares
12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)
12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
12/31/2013	40,799,489	1.16	to	1.23	53,548,298	1.36	0.65	to	2.65	13.90	to	11.68
12/31/2012	38,454,844	1.02	to	1.10	43,652,748	1.48	0.65	to	2.65	11.52	to	9.34
12/31/2011	32,550,877	1.05	to	1.01	33,478,476	1.93	0.70	to	2.65	(3.77)	to	(5.60)
Huntington VA Dividend Capture
12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)
12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68
12/31/2013	3,214,274	1.30	to	1.22	4,166,880	3.17	1.30	to	2.30	18.42	to	17.27
12/31/2012	2,751,811	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
12/31/2011	1,553,141	1.00	to	0.96	1,546,148	4.85	1.30	to	2.30	5.70	to	4.67
Huntington VA Situs
12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)
12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
12/31/2013	3,253,720	1.51	to	1.42	4,902,232	0.34	1.30	to	2.30	30.23	to	28.96
12/31/2012	3,178,655	1.16	to	1.10	3,678,626	—	1.30	to	2.30	21.04	to	19.86
12/31/2011	2,479,296	0.96	to	0.92	2,371,735	0.03	1.30	to	2.30	(2.18)	to	(3.13)
Invesco V.I. American Franchise Series II Shares
12/31/2015	5,078,250	1.52	to	1.42	7,414,245	—	0.30	to	2.30	4.44	to	2.39
12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
12/31/2013	8,029,737	1.35	to	1.31	10,656,379	0.25	0.30	to	2.30	39.38	to	36.65
12/31/2012(1)	8,709,208	0.97	to	0.96	8,390,522	—	0.30	to	2.30	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2015	15,432,956	1.26	to	0.90	18,566,395	2.13	0.30	to	2.30	(10.92)	to	(12.67)
12/31/2014	20,414,876	1.41	to	1.04	27,970,466	1.15	0.30	to	2.30	6.07	to	3.99
12/31/2013	22,673,790	1.33	to	1.00	29,639,814	1.19	0.30	to	2.30	32.87	to	30.28
12/31/2012	25,663,471	1.00	to	0.76	25,580,729	1.18	0.30	to	2.30	17.30	to	15.00
12/31/2011	32,743,310	0.85	to	0.67	28,089,410	0.61	0.30	to	2.30	(3.68)	to	(5.56)
Janus Aspen - Enterprise Service Shares
12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43
12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
12/31/2013	16,708,779	2.18	to	1.46	24,789,340	0.37	0.30	to	2.30	31.64	to	29.07
12/31/2012	19,107,051	1.65	to	1.13	21,633,510	—	0.30	to	2.30	16.64	to	14.34
12/31/2011	25,293,554	1.42	to	0.99	24,977,200	—	0.30	to	2.30	(1.95)	to	(3.86)
Janus Aspen - Global Research Service Shares
12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)
12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
12/31/2013	41,929,396	1.51	to	1.01	44,449,345	1.08	0.30	to	2.30	27.69	to	25.20
12/31/2012	49,711,489	1.18	to	0.81	41,538,639	0.74	0.30	to	2.30	19.50	to	17.15
12/31/2011	66,676,893	0.99	to	0.69	46,700,055	0.47	0.30	to	2.30	(14.24)	to	(15.92)
Janus Aspen - Perkins Mid Cap Value Service Shares
12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)
12/31/2014	1,766,515	2.16	to	2.01	3,689,741	3.33	1.25	to	1.75	7.10	to	6.57
12/31/2013	1,956,635	2.02	to	1.89	3,820,732	1.10	1.25	to	1.75	24.26	to	23.65
12/31/2012	2,218,259	1.62	to	1.52	3,500,990	0.82	1.25	to	1.75	9.42	to	8.88
12/31/2011	2,525,896	1.48	to	1.40	3,649,131	0.57	1.25	to	1.75	(4.18)	to	(4.65)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® New Discovery Service Class
12/31/2015	23,490,980	$2.10	to	$1.50	$45,033,655	—%	0.30%	to	2.30%	(2.44)%	to	(4.35)%
12/31/2014	30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
12/31/2013	36,964,451	2.33	to	1.74	80,534,952	—	0.30	to	2.30	40.80	to	38.05
12/31/2012	43,982,546	1.66	to	1.26	68,911,525	—	0.30	to	2.30	20.54	to	18.17
12/31/2011	49,811,965	1.37	to	1.06	65,855,068	—	0.30	to	2.30	(10.76)	to	(12.50)
MFS® Total Return Service Class
12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)
12/31/2014	44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
12/31/2013	51,491,986	1.52	to	1.18	79,265,752	1.63	0.30	to	2.30	18.38	to	16.07
12/31/2012	57,925,364	1.28	to	1.01	76,287,748	2.47	0.30	to	2.30	10.60	to	8.43
12/31/2011	72,191,059	1.16	to	0.94	87,205,024	2.40	0.30	to	2.30	1.28	to	(0.69)
NVIT Developing Markets Class II Shares
12/31/2015	28,720	0.74	to	0.54	18,764	1.01	0.30	to	0.80	(16.57)	to	(16.98)
12/31/2014	32,410	0.89	to	0.65	25,010	0.82	0.30	to	0.80	(6.13)	to	(6.59)
12/31/2013	32,768	0.95	to	0.70	26,996	0.84	0.30	to	0.80	(0.27)	to	(0.76)
12/31/2012	75,343	0.95	to	0.70	60,334	0.09	0.30	to	0.80	16.43	to	15.85
12/31/2011	109,143	0.81	to	0.61	74,589	0.27	0.30	to	0.80	(22.64)	to	(23.02)
TA Aegon High Yield Bond Initial Class
12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)
12/31/2014	51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
12/31/2013	59,560,153	1.78	to	1.90	114,989,061	5.61	0.30	to	2.05	6.28	to	4.46
12/31/2012	67,109,725	1.68	to	1.82	123,537,535	6.03	0.30	to	2.05	17.02	to	15.00
12/31/2011	65,528,250	1.43	to	1.58	105,097,063	6.96	0.30	to	2.05	4.46	to	2.67
TA Aegon High Yield Bond Service Class
12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)
12/31/2014	51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
12/31/2013	62,948,842	1.62	to	1.40	147,133,548	5.62	1.00	to	2.30	5.28	to	3.94
12/31/2012	57,767,619	1.54	to	1.35	93,495,432	5.81	1.00	to	2.30	15.93	to	14.45
12/31/2011	36,869,332	1.33	to	1.18	51,392,294	7.34	1.00	to	2.30	3.50	to	2.19
TA Aegon Money Market Initial Class
12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2014	100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2013	115,626,119	1.11	to	0.94	134,398,735	0.01	0.30	to	2.05	(0.29)	to	(2.00)
12/31/2012	124,755,704	1.12	to	0.96	147,358,506	0.01	0.30	to	2.05	(0.30)	to	(2.01)
12/31/2011	155,860,913	1.12	to	0.98	185,623,429	0.01	0.30	to	2.05	(0.29)	to	(2.00)
TA Aegon Money Market Service Class
12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2014	234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2013	233,587,476	0.99	to	0.88	313,266,679	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2012	280,994,935	0.99	to	0.90	281,054,359	0.01	0.45	to	2.45	(0.44)	to	(2.40)
12/31/2011	277,543,169	1.03	to	0.93	281,464,517	0.01	0.50	to	2.45	(0.49)	to	(2.38)
TA Aegon U.S. Government Securities Initial Class
12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)
12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
12/31/2013	56,147,152	1.39	to	1.28	88,308,492	2.18	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2012	75,180,321	1.42	to	1.34	122,675,859	1.66	0.30	to	2.05	4.83	to	3.02
12/31/2011	81,061,130	1.36	to	1.30	128,262,863	2.63	0.30	to	2.05	7.29	to	5.45
TA Aegon U.S. Government Securities Service Class
12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)
12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
12/31/2013	146,722,112	1.23	to	1.08	221,420,439	1.78	0.30	to	2.45	(2.78)	to	(4.82)
12/31/2012	341,204,505	1.26	to	1.14	434,585,330	1.52	0.30	to	2.45	4.55	to	2.34
12/31/2011	310,328,309	1.21	to	1.11	382,863,367	2.45	0.30	to	2.45	6.96	to	4.73

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA American Funds Managed Risk - Balanced Service Class
12/31/2015(1)	12,571,779	$9.59	to	$9.46	$119,855,246	—%	0.45%	to	2.45%	—%	to	—%
TA AB Dynamic Allocation Initial Class
12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
12/31/2013	17,270,135	1.38	to	1.48	26,503,255	1.16	0.30	to	2.05	6.86	to	5.03
12/31/2012	18,419,818	1.29	to	1.41	26,950,888	0.83	0.30	to	2.05	5.82	to	4.00
12/31/2011	20,466,660	1.22	to	1.35	28,804,809	0.77	0.30	to	2.05	1.51	to	(0.23)
TA AB Dynamic Allocation Service Class
12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)
12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
12/31/2013	232,172,788	1.20	to	1.12	321,999,069	0.99	0.30	to	2.45	6.57	to	4.33
12/31/2012	237,111,221	1.13	to	1.07	289,207,913	0.77	0.30	to	2.45	5.48	to	3.25
12/31/2011	177,642,562	1.07	to	1.04	207,614,973	0.92	0.30	to	2.45	1.36	to	(0.76)
TA Asset Allocation - Conservative Initial Class
12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)
12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
12/31/2013	182,063,673	1.50	to	1.53	289,462,189	3.08	0.30	to	2.05	9.04	to	7.17
12/31/2012	220,471,598	1.38	to	1.43	325,902,062	3.06	0.30	to	2.05	7.14	to	5.29
12/31/2011	260,863,926	1.28	to	1.36	364,946,385	2.84	0.30	to	2.05	2.35	to	0.60
TA Asset Allocation - Conservative Service Class
12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)
12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
12/31/2013	715,012,210	1.13	to	1.14	1,111,348,299	2.92	0.45	to	2.45	8.60	to	6.48
12/31/2012	810,487,619	1.04	to	1.07	1,109,383,355	3.02	0.45	to	2.45	6.71	to	4.62
12/31/2011	721,567,816	1.09	to	1.02	937,609,315	2.60	0.50	to	2.45	1.85	to	(0.09)
TA Asset Allocation - Growth Initial Class
12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)
12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
12/31/2013	226,469,806	1.55	to	1.63	387,054,260	1.22	0.30	to	2.05	26.43	to	24.26
12/31/2012	222,217,868	1.22	to	1.31	304,794,406	1.29	0.30	to	2.05	12.26	to	10.32
12/31/2011	258,970,150	1.09	to	1.19	321,192,229	1.16	0.30	to	2.05	(5.70)	to	(7.31)
TA Asset Allocation - Growth Service Class
12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)
12/31/2014	104,915,264	11.83	to	1.07	203,683,787	2.23	0.45	to	2.30	1.98	to	0.13
12/31/2013	112,093,073	1.32	to	1.07	186,689,604	1.03	0.45	to	2.30	25.82	to	23.55
12/31/2012	111,253,373	0.97	to	0.87	142,775,685	1.11	0.45	to	2.30	12.00	to	10.00
12/31/2011	98,200,377	0.83	to	0.79	117,111,675	0.99	0.50	to	2.30	(6.00)	to	(8.00)
TA Asset Allocation - Moderate Initial Class
12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)
12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
12/31/2013	367,006,552	1.56	to	1.61	611,618,677	2.45	0.30	to	2.05	13.16	to	11.22
12/31/2012	406,276,343	1.38	to	1.44	605,408,440	2.62	0.30	to	2.05	9.11	to	7.23
12/31/2011	447,003,951	1.26	to	1.35	622,925,669	2.28	0.30	to	2.05	0.29	to	(1.43)
TA Asset Allocation - Moderate Service Class
12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)
12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16
12/31/2013	2,350,061,942	1.18	to	1.16	4,173,835,738	2.36	0.45	to	2.45	12.73	to	10.53
12/31/2012	2,144,313,750	1.03	to	1.05	3,002,243,579	2.56	0.45	to	2.45	8.62	to	6.49
12/31/2011	1,773,556,681	1.03	to	0.99	2,316,320,365	2.23	0.50	to	2.45	(0.21)	to	(2.10)

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation - Moderate Growth Initial Class
12/31/2015	299,130,616	$1.56	to	$1.58	$499,970,785	2.09%	0.30%	to	2.05%	(2.53)%	to	(4.20)%
12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
12/31/2013	414,888,563	1.56	to	1.64	710,476,313	2.28	0.30	to	2.05	19.03	to	16.99
12/31/2012	451,770,419	1.31	to	1.40	658,658,023	2.45	0.30	to	2.05	10.31	to	8.41
12/31/2011	497,580,622	1.19	to	1.29	668,843,489	1.99	0.30	to	2.05	(2.30)	to	(3.98)
TA Asset Allocation - Moderate Growth Service Class
12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)
12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
12/31/2013	2,079,647,029	1.24	to	1.17	3,503,337,599	2.11	0.45	to	2.45	18.51	to	16.20
12/31/2012	2,125,509,526	1.00	to	1.00	2,923,286,005	2.26	0.45	to	2.45	9.88	to	7.72
12/31/2011	2,167,034,093	0.94	to	0.93	2,740,377,016	1.86	0.50	to	2.45	(2.76)	to	(4.61)
TA Barrow Hanley Dividend Focused Initial Class
12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)
12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92
12/31/2013	238,118,309	1.51	to	1.75	453,761,343	2.30	0.30	to	2.05	29.85	to	27.63
12/31/2012	262,265,811	1.17	to	1.37	390,319,419	1.79	0.30	to	2.05	11.39	to	9.47
12/31/2011	294,213,981	1.05	to	1.25	400,217,451	1.74	0.30	to	2.05	2.43	to	0.68
TA Barrow Hanley Dividend Focused Service Class
12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)
12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
12/31/2013	70,626,332	1.30	to	1.09	121,748,244	2.16	1.00	to	2.30	28.64	to	27.01
12/31/2012	66,923,145	1.01	to	0.86	84,450,060	1.67	1.00	to	2.30	10.36	to	8.95
12/31/2011	53,393,879	0.91	to	0.78	62,268,792	1.61	1.00	to	2.30	1.44	to	0.16
TA BlackRock Global Allocation Service Class
12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)
12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
12/31/2013	821,637,564	1.18	to	1.45	1,266,112,947	1.12	0.45	to	2.40	13.92	to	11.75
12/31/2012	846,867,037	0.98	to	1.29	1,129,271,147	2.33	0.55	to	2.40	9.37	to	7.39
12/31/2011	826,472,101	1.26	to	1.21	1,017,761,806	0.69	0.60	to	2.40	(4.40)	to	(6.08)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2015	13,579,678	9.54	to	9.33	128,198,295	—	0.45	to	2.45	(3.86)	to	(5.73)
12/31/2014(1)	964,927	9.92	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2015	16,301,610	9.34	to	9.13	150,650,346	—	0.45	to	2.45	(5.48)	to	(7.33)
12/31/2014(1)	1,085,461	9.88	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)
12/31/2014	644,924,677	11.13	to	1.34	1,394,587,714	1.32	0.45	to	2.30	4.60	to	2.71
12/31/2013	595,858,562	1.18	to	1.31	1,085,728,107	1.34	0.45	to	2.30	11.84	to	9.82
12/31/2012	497,898,301	1.05	to	1.19	722,967,466	1.47	0.45	to	2.30	9.52	to	7.53
12/31/2011	281,740,135	1.39	to	1.11	375,318,589	1.18	0.50	to	2.30	3.23	to	1.42
TA Clarion Global Real Estate Securities Initial Class
12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)
12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
12/31/2013	25,898,917	1.46	to	2.19	57,062,615	5.48	0.30	to	2.05	3.59	to	1.81
12/31/2012	26,594,009	1.41	to	2.16	57,605,091	3.51	0.30	to	2.05	24.88	to	22.72
12/31/2011	28,191,428	1.13	to	1.76	50,372,213	6.91	0.30	to	2.05	(6.02)	to	(7.63)
TA Clarion Global Real Estate Securities Service Class
12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)
12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
12/31/2013	42,999,885	1.12	to	0.93	67,513,394	5.20	1.00	to	2.30	2.68	to	1.37
12/31/2012	39,824,782	1.09	to	0.92	56,463,326	3.39	1.00	to	2.30	23.73	to	22.15
12/31/2011	29,309,684	0.88	to	0.75	34,066,010	7.36	1.00	to	2.30	(6.94)	to	(8.12)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA International Moderate Growth Initial Class
12/31/2015	68,181	$1.16	to	$1.15	$78,116	1.96%	0.30%	to	0.45%	(1.93)%	to	(2.08)%
12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
12/31/2013	68,883	1.19	to	1.18	81,344	2.06	0.30	to	0.45	12.38	to	12.21
12/31/2012	69,730	1.06	to	1.05	73,383	3.07	0.30	to	0.45	12.47	to	12.30
12/31/2011	67,558	0.95	to	0.94	63,312	1.88	0.30	to	0.45	(7.65)	to	(7.79)
TA International Moderate Growth Service Class
12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)
12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
12/31/2013	462,667,833	1.19	to	1.01	540,097,455	1.89	0.45	to	2.45	11.96	to	9.77
12/31/2012	435,812,829	0.96	to	0.92	421,817,595	2.76	0.45	to	2.45	11.98	to	9.78
12/31/2011	437,391,796	0.84	to	0.84	381,977,447	1.91	0.50	to	2.45	(7.99)	to	(9.74)
TA Janus Balanced Service Class
12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)
12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
12/31/2013	134,857,638	1.26	to	1.11	202,083,341	0.79	0.45	to	2.30	18.49	to	16.34
12/31/2012	79,178,162	0.91	to	0.95	77,245,177	—	0.45	to	2.30	11.99	to	9.96
12/31/2011	48,218,319	0.90	to	0.87	42,441,908	0.16	0.50	to	2.30	(11.25)	to	(12.81)
TA Jennison Growth Initial Class
12/31/2015	108,015,766	2.27	to	2.03	192,227,221	—	0.30	to	2.05	11.07	to	9.16
12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
12/31/2013	144,329,746	1.87	to	1.72	215,213,377	0.26	0.30	to	2.05	37.29	to	34.94
12/31/2012	157,817,221	1.36	to	1.28	173,130,001	0.07	0.30	to	2.05	15.42	to	13.43
12/31/2011	176,286,564	1.18	to	1.13	169,615,273	0.12	0.30	to	2.05	(0.93)	to	(2.62)
TA Jennison Growth Service Class
12/31/2015	29,476,122	15.10	to	1.67	96,681,000	—	0.90	to	2.30	10.12	to	8.61
12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
12/31/2013	27,380,560	1.80	to	1.44	54,998,264	0.07	1.00	to	2.30	35.94	to	34.21
12/31/2012	27,585,024	1.33	to	1.07	37,902,871	—	1.00	to	2.30	14.26	to	12.80
12/31/2011	22,078,033	1.16	to	0.95	26,802,961	—	1.00	to	2.30	(1.75)	to	(3.00)
TA JPMorgan Core Bond Service Class
12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)
12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
12/31/2013	73,167,181	1.07	to	1.02	90,622,618	2.78	0.45	to	2.30	(2.57)	to	(4.33)
12/31/2012	72,763,993	1.10	to	1.06	78,449,061	2.67	0.45	to	2.30	4.28	to	2.39
12/31/2011(1)	35,157,128	1.05	to	1.04	36,702,886	2.29	0.45	to	2.30	—	to	—
TA JPMorgan Enhanced Index Initial Class
12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	56,840,615	1.97	to	1.85	117,249,774	0.81	0.30	to	2.05	13.84	to	11.89
12/31/2013	55,031,777	1.73	to	1.66	100,660,653	0.67	0.30	to	2.05	32.12	to	29.86
12/31/2012	52,526,919	1.31	to	1.28	74,350,888	1.13	0.30	to	2.05	16.00	to	14.00
12/31/2011	53,172,954	1.13	to	1.12	65,862,732	1.12	0.30	to	2.05	0.44	to	(1.28)
TA JPMorgan Enhanced Index Service Class
12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)
12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
12/31/2013	9,913,185	1.56	to	1.25	20,941,794	0.52	1.00	to	2.30	30.83	to	29.16
12/31/2012	5,368,914	1.19	to	0.97	7,225,436	0.99	1.00	to	2.30	14.94	to	13.47
12/31/2011	3,275,891	1.04	to	0.85	3,841,608	1.02	1.00	to	2.30	(0.52)	to	(1.78)
TA JPMorgan Mid Cap Value Service Class
12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)
12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40
12/31/2013	44,759,206	1.49	to	1.85	92,720,076	0.40	0.45	to	2.30	30.88	to	28.51
12/31/2012	31,803,797	1.11	to	1.44	46,730,625	0.65	0.45	to	2.30	19.69	to	17.52
12/31/2011	21,734,863	1.28	to	1.23	27,000,415	1.22	0.50	to	2.30	1.22	to	(0.55)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Tactical Allocation Service Class
12/31/2015	388,440,348	$10.65	to	$1.08	$1,097,074,756	1.14%	0.45%	to	2.30%	(0.85)%	to	(2.64)%
12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
12/31/2013	375,443,522	1.12	to	1.07	546,988,848	1.04	0.45	to	2.30	4.82	to	2.92
12/31/2012	283,194,118	1.07	to	1.04	298,886,788	0.62	0.45	to	2.30	6.98	to	5.04
12/31/2011(1)	86,087,627	1.00	to	0.99	85,731,784	1.02	0.45	to	2.30	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)
12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
12/31/2013	197,557,983	1.11	to	1.08	365,842,243	0.23	0.45	to	2.05	8.88	to	7.18
12/31/2012(1)	68,365,547	1.02	to	1.01	69,030,904	—	0.45	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)
12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
12/31/2013	76,448,745	1.16	to	1.13	144,223,614	0.21	0.45	to	2.05	15.09	to	13.29
12/31/2012(1)	20,091,884	1.01	to	1.00	20,178,001	—	0.45	to	2.05	—	to	—
TA Madison Balanced Allocation Service Class
12/31/2015	43,365,220	10.87	to	1.15	98,601,791	1.83	1.15	to	1.90	(1.87)	to	(2.60)
12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
12/31/2013	42,293,805	1.15	to	1.14	64,564,165	1.09	1.30	to	1.90	11.90	to	11.24
12/31/2012	28,210,824	1.03	to	1.02	29,065,560	0.59	1.30	to	1.90	6.91	to	6.27
12/31/2011(1)	11,248,987	0.96	to	0.96	10,848,339	—	1.30	to	1.90	—	to	—
TA Madison Conservative Allocation Service Class
12/31/2015	38,496,050	10.32	to	1.08	74,112,509	1.72	1.15	to	1.90	(1.88)	to	(2.61)
12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
12/31/2013	44,440,435	1.09	to	1.08	64,098,730	1.26	1.30	to	1.90	5.49	to	4.87
12/31/2012	34,267,174	1.04	to	1.03	35,499,752	0.47	1.30	to	1.90	4.96	to	4.34
12/31/2011(1)	8,130,720	0.99	to	0.98	8,033,761	—	1.30	to	1.90	—	to	—
TA Madison Diversified Income Service Class
12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)
12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
12/31/2013	60,053,544	1.14	to	1.12	86,025,931	0.36	1.30	to	1.90	7.82	to	7.18
12/31/2012	44,043,920	1.06	to	1.05	46,510,212	0.09	1.30	to	1.90	4.30	to	3.68
12/31/2011(1)	12,398,391	1.01	to	1.01	12,558,916	—	1.30	to	1.90	—	to	—
TA Managed Risk - Balanced ETF Service Class
12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)
12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
12/31/2013	1,613,603,415	1.28	to	1.14	2,666,435,334	1.17	0.30	to	2.45	11.10	to	8.77
12/31/2012	1,148,678,174	1.16	to	1.05	1,281,462,055	1.26	0.30	to	2.45	8.07	to	5.79
12/31/2011	723,280,430	1.07	to	0.99	756,615,645	1.19	0.30	to	2.45	1.16	to	(0.95)
TA Managed Risk - Conservative ETF Service Class
12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)
12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73
12/31/2013	361,224,917	1.12	to	1.17	519,638,980	1.35	0.45	to	2.45	6.99	to	4.90
12/31/2012	317,054,059	1.05	to	1.12	366,004,420	1.11	0.45	to	2.45	6.14	to	4.05
12/31/2011	185,723,366	1.12	to	1.07	203,933,376	0.72	0.50	to	2.45	2.66	to	0.71
TA Managed Risk - Growth ETF Service Class
12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
12/31/2013	1,349,170,047	1.31	to	1.16	2,009,478,549	1.29	0.30	to	2.45	18.43	to	15.94
12/31/2012	976,524,487	1.10	to	1.00	1,050,069,328	1.64	0.30	to	2.45	11.22	to	8.87
12/31/2011	805,466,319	0.99	to	0.92	788,486,960	1.49	0.30	to	2.45	(1.43)	to	(3.49)

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Market Participation Strategy Service Class
12/31/2015	117,968,861	$11.35	to	$1.11	$452,767,371	—%	0.45%	to	2.05%	(3.68)%	to	(5.19)%
12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
12/31/2013	82,457,456	1.13	to	1.11	172,219,479	—	0.45	to	2.05	13.78	to	12.00
12/31/2012(1)	16,734,167	0.99	to	0.99	16,565,111	—	0.45	to	2.05	—	to	—
TA MFS International Equity Initial Class
12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2014	56,412,797	1.61	to	1.57	79,559,722	0.95	0.30	to	2.05	(5.46)	to	(7.08)
12/31/2013	59,179,818	1.71	to	1.68	88,662,107	1.17	0.30	to	2.05	17.74	to	15.72
12/31/2012	56,849,479	1.45	to	1.46	72,937,715	1.65	0.30	to	2.05	21.79	to	19.69
12/31/2011	62,505,707	1.19	to	1.22	66,814,317	1.26	0.30	to	2.05	(10.33)	to	(11.86)
TA MFS International Equity Service Class
12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)
12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
12/31/2013	29,425,992	1.37	to	1.10	52,282,886	1.08	1.00	to	2.30	16.60	to	15.12
12/31/2012	21,745,871	1.17	to	0.95	29,441,850	1.52	1.00	to	2.30	20.66	to	19.12
12/31/2011	13,582,644	0.97	to	0.80	15,620,390	1.07	1.00	to	2.30	(11.10)	to	(12.23)
TA Morgan Stanley Capital Growth Initial Class
12/31/2015	47,282,114	2.33	to	2.14	104,267,818	—	0.30	to	2.05	11.45	to	9.54
12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
12/31/2013	63,858,118	1.98	to	1.88	122,190,639	0.68	0.30	to	2.05	47.81	to	45.27
12/31/2012	70,786,565	1.34	to	1.30	92,810,047	—	0.30	to	2.05	15.20	to	13.22
12/31/2011	77,971,842	1.16	to	1.14	90,371,837	—	0.30	to	2.05	(6.09)	to	(7.70)
TA Morgan Stanley Capital Growth Service Class
12/31/2015	15,649,714	15.84	to	1.61	53,335,138	—	0.90	to	2.30	10.45	to	8.95
12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
12/31/2013	14,630,108	1.74	to	1.43	30,532,381	0.52	1.00	to	2.30	46.42	to	44.56
12/31/2012	10,678,156	1.19	to	0.99	14,654,467	—	1.00	to	2.30	14.06	to	12.60
12/31/2011	7,435,251	1.04	to	0.88	8,922,211	—	1.00	to	2.30	(6.92)	to	(8.10)
TA Morgan Stanley Mid-Cap Growth Initial Class
12/31/2015	49,518,695	2.09	to	1.71	69,124,473	—	0.30	to	2.05	(5.32)	to	(6.94)
12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)
12/31/2013	71,916,354	2.21	to	1.87	108,803,629	0.81	0.30	to	2.05	38.72	to	36.35
12/31/2012	80,353,211	1.59	to	1.37	88,377,560	—	0.30	to	2.05	8.75	to	6.88
12/31/2011	90,223,005	1.47	to	1.29	93,453,422	0.27	0.30	to	2.05	(6.99)	to	(8.58)
TA Morgan Stanley Mid-Cap Growth Service Class
12/31/2015	27,213,018	11.47	to	1.38	68,159,564	—	0.90	to	2.30	(6.11)	to	(7.39)
12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
12/31/2013	30,804,833	2.05	to	1.53	66,970,148	0.59	1.00	to	2.30	37.45	to	35.71
12/31/2012	29,136,983	1.49	to	1.12	43,649,147	—	1.00	to	2.30	7.69	to	6.32
12/31/2011	29,768,739	1.39	to	1.06	41,172,684	0.23	1.00	to	2.30	(7.84)	to	(9.01)
TA Multi-Managed Balanced Initial Class
12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
12/31/2013	31,688,745	1.82	to	1.86	60,860,817	1.66	0.30	to	2.05	17.74	to	15.72
12/31/2012	26,984,504	1.55	to	1.61	44,551,745	1.67	0.30	to	2.05	12.23	to	10.30
12/31/2011	21,818,875	1.38	to	1.46	32,774,365	2.42	0.30	to	2.05	3.73	to	1.95
TA Multi-Managed Balanced Service Class
12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
12/31/2013	121,925,978	1.55	to	1.38	209,521,553	1.51	0.30	to	2.45	17.40	to	14.94
12/31/2012	110,385,736	1.32	to	1.20	160,467,731	1.51	0.30	to	2.45	12.06	to	9.70
12/31/2011	91,998,228	1.18	to	1.10	121,178,718	2.26	0.30	to	2.45	3.44	to	1.28

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi-Manager Alternative Strategies Service Class
12/31/2015	181,063	$9.85	to	$9.60	$1,760,776	0.36%	0.45%	to	1.65%	(6.03)%	to	(7.15)%
12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	3,504	10.23	to	10.21	35,815	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2015	194,833,059	10.95	to	0.98	571,936,975	—	0.45	to	2.30	(2.98)	to	(4.74)
12/31/2014	195,521,348	11.28	to	1.03	533,120,857	1.07	0.45	to	2.30	7.35	to	5.41
12/31/2013	171,119,545	1.10	to	0.98	288,333,349	0.68	0.45	to	2.30	11.35	to	9.33
12/31/2012	72,354,835	0.92	to	0.90	66,584,229	1.55	0.45	to	2.30	0.53	to	(1.30)
12/31/2011	61,974,135	0.94	to	0.91	57,246,016	1.25	0.50	to	2.30	(3.89)	to	(5.58)
TA PIMCO Tactical - Conservative Service Class
12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)
12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28
12/31/2013	70,134,516	1.07	to	0.93	88,003,434	0.70	0.45	to	2.30	7.67	to	5.72
12/31/2012	46,065,653	0.88	to	0.88	41,475,616	1.11	0.45	to	2.30	1.07	to	(0.77)
12/31/2011	39,091,594	0.92	to	0.88	35,136,023	1.36	0.50	to	2.30	(7.92)	to	(9.54)
TA PIMCO Tactical - Growth Service Class
12/31/2015	99,906,894	11.07	to	0.94	288,604,027	—	0.45	to	2.30	(3.89)	to	(5.63)
12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
12/31/2013	69,528,331	1.14	to	0.96	99,998,339	0.86	0.45	to	2.30	16.28	to	14.18
12/31/2012	38,893,640	0.83	to	0.84	33,577,730	0.48	0.45	to	2.30	0.24	to	(1.58)
12/31/2011	35,859,030	0.89	to	0.86	31,186,224	1.40	0.50	to	2.30	(12.05)	to	(13.60)
TA PIMCO Total Return Initial Class
12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
12/31/2013	186,503,559	1.49	to	1.44	280,476,932	2.07	0.30	to	2.05	(2.84)	to	(4.50)
12/31/2012	235,018,700	1.53	to	1.50	368,216,199	4.07	0.30	to	2.05	7.23	to	5.38
12/31/2011	244,733,790	1.43	to	1.43	363,405,872	2.35	0.30	to	2.05	5.95	to	4.14
TA PIMCO Total Return Service Class
12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
12/31/2013	616,854,993	1.26	to	1.11	867,475,116	2.00	0.30	to	2.45	(3.06)	to	(5.09)
12/31/2012	659,113,836	1.30	to	1.17	888,810,204	4.13	0.30	to	2.45	7.00	to	4.74
12/31/2011	482,569,885	1.21	to	1.11	611,763,234	2.40	0.30	to	2.45	5.63	to	3.42
TA PineBridge Inflation Opportunities Service Class
12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
12/31/2013	129,606,833	1.02	to	0.97	146,927,777	0.33	0.45	to	2.30	(9.95)	to	(11.58)
12/31/2012	138,283,516	1.14	to	1.10	154,482,171	0.26	0.45	to	2.30	5.82	to	3.90
12/31/2011(1)	56,932,731	1.07	to	1.06	60,710,663	—	0.45	to	2.30	—	to	—
TA ProFunds UltraBear Service Class (OAM)
12/31/2015	406,801,801	0.25	to	0.08	32,809,667	—	0.45	to	2.00	(7.71)	to	(9.10)
12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
12/31/2013	150,209,677	0.37	to	0.12	18,076,038	—	0.45	to	2.00	(45.35)	to	(46.19)
12/31/2012	408,547,854	0.67	to	0.22	90,929,238	—	0.45	to	2.00	(29.75)	to	(30.82)
12/31/2011	431,851,254	0.33	to	0.32	138,250,450	—	0.50	to	2.00	(20.35)	to	(21.52)
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
12/31/2014	245,264,820	10.57	to	1.11	413,140,719	1.06	0.45	to	2.45	3.14	to	1.13
12/31/2013	257,252,633	1.12	to	1.09	339,176,868	1.15	0.45	to	2.45	6.59	to	4.51
12/31/2012	224,069,875	1.05	to	1.05	231,402,059	0.41	0.45	to	2.45	6.30	to	4.21
12/31/2011(1)	105,577,482	0.99	to	1.00	103,548,396	—	0.45	to	2.45	—	to	—

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2015	545,348,810	$10.32	to	$1.04	$1,537,126,518	0.97%	0.45%	to	2.50%	(4.71)%	to	(6.61)%
12/31/2014	581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
12/31/2013	532,328,826	1.16	to	1.10	928,089,349	0.59	0.45	to	2.30	10.62	to	8.62
12/31/2012	282,438,251	1.04	to	1.01	290,136,478	0.17	0.45	to	2.30	7.81	to	5.85
12/31/2011(1)	30,379,395	0.97	to	0.96	29,201,463	—	0.45	to	2.30	—	to	—
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
12/31/2013	305,459,347	1.23	to	1.13	450,516,479	0.93	0.45	to	2.30	15.99	to	13.89
12/31/2012	179,927,432	1.02	to	0.99	181,159,665	0.70	0.45	to	2.30	10.46	to	8.45
12/31/2011(1)	93,827,187	0.93	to	0.92	86,332,383	—	0.45	to	2.30	—	to	—
TA Systematic Small/Mid Cap Value Initial Class
12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)
12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11
12/31/2013	39,773,037	1.91	to	3.15	170,851,041	0.41	0.30	to	2.05	35.91	to	33.58
12/31/2012	45,088,639	1.40	to	2.36	144,509,630	0.52	0.30	to	2.05	16.04	to	14.04
12/31/2011	51,301,551	1.21	to	2.07	145,238,700	0.15	0.30	to	2.05	(2.95)	to	(4.61)
TA Systematic Small/Mid Cap Value Service Class
12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
12/31/2013	42,265,850	1.80	to	1.67	78,397,395	0.31	1.00	to	2.30	34.69	to	32.98
12/31/2012	38,547,842	1.34	to	1.26	50,307,310	0.29	1.00	to	2.30	14.89	to	13.42
12/31/2011	37,316,572	1.16	to	1.11	42,597,888	0.04	1.00	to	2.30	(3.82)	to	(5.04)
TA T. Rowe Price Small Cap Initial Class
12/31/2015	50,302,232	2.51	to	2.43	108,382,266	—	0.30	to	2.05	2.13	to	0.38
12/31/2014	59,507,563	2.46	to	2.42	126,270,687	—	0.30	to	2.05	6.23	to	4.41
12/31/2013	66,357,693	2.31	to	2.32	133,781,369	0.07	0.30	to	2.05	43.64	to	41.18
12/31/2012	65,629,864	1.61	to	1.64	93,134,478	—	0.30	to	2.05	15.34	to	13.36
12/31/2011	71,343,391	1.40	to	1.45	89,139,213	—	0.30	to	2.05	1.39	to	(0.35)
TA T. Rowe Price Small Cap Service Class
12/31/2015	42,516,500	13.76	to	1.82	166,716,242	—	0.90	to	2.30	1.24	to	(0.14)
12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
12/31/2013	43,650,997	2.20	to	1.75	116,003,107	—	1.00	to	2.30	42.28	to	40.47
12/31/2012	34,333,173	1.55	to	1.25	59,705,218	—	1.00	to	2.30	14.26	to	12.80
12/31/2011	27,605,478	1.35	to	1.11	42,249,603	—	1.00	to	2.30	0.51	to	(0.76)
TA Torray Concentrated Growth Initial Class
12/31/2015	50,917,336	2.06	to	1.99	150,665,726	0.52	0.30	to	2.05	(1.87)	to	(3.55)
12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
12/31/2013	70,219,032	1.92	to	1.92	194,713,563	0.97	0.30	to	2.05	32.70	to	30.43
12/31/2012	77,682,300	1.45	to	1.47	165,724,726	0.82	0.30	to	2.05	16.78	to	14.77
12/31/2011	86,716,090	1.24	to	1.28	162,897,782	0.72	0.30	to	2.05	(2.56)	to	(4.23)
TA Torray Concentrated Growth Service Class
12/31/2015	12,966,791	12.65	to	1.39	32,981,418	0.31	0.90	to	2.30	(2.72)	to	(4.04)
12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
12/31/2013	17,913,730	1.71	to	1.35	34,001,123	0.79	1.00	to	2.30	31.49	to	29.82
12/31/2012	15,349,874	1.30	to	1.04	21,586,847	0.65	1.00	to	2.30	15.66	to	14.19
12/31/2011	13,066,079	1.12	to	0.91	16,323,396	0.56	1.00	to	2.30	(3.50)	to	(4.72)
TA TS&W International Equity Initial Class
12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
12/31/2013	52,989,718	1.55	to	1.71	97,474,795	2.32	0.30	to	2.05	23.97	to	21.85
12/31/2012	54,810,635	1.25	to	1.40	82,100,458	2.20	0.30	to	2.05	16.40	to	14.39
12/31/2011	62,475,718	1.07	to	1.22	81,795,258	1.36	0.30	to	2.05	(14.55)	to	(16.01)

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA TS&W International Equity Service Class
12/31/2015	16,788,573	$10.59	to	$0.87	$36,053,774	2.99%	0.90%	to	2.30%	0.13%	to	(1.23)%
12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
12/31/2013	15,102,094	1.23	to	0.96	25,313,843	2.17	1.00	to	2.30	22.84	to	21.28
12/31/2012	11,880,393	1.00	to	0.79	15,587,968	2.03	1.00	to	2.30	15.28	to	13.81
12/31/2011	10,461,433	0.87	to	0.69	11,449,693	1.16	1.00	to	2.30	(15.41)	to	(16.49)
TA Voya Limited Maturity Bond Service Class
12/31/2015	58,581	9.74	to	9.52	568,853	0.68	1.15	to	2.00	(0.85)	to	(1.69)
12/31/2014	52,686	9.83	to	9.69	516,643	0.17	1.15	to	2.00	(0.88)	to	(1.72)
12/31/2013(1)	42,625	9.91	to	9.86	422,156	—	1.15	to	2.00	—	to	—
TA Voya Mid Cap Opportunities Service Class
12/31/2015	14,014	12.45	to	12.17	173,789	0.07	1.15	to	2.00	(1.08)	to	(1.92)
12/31/2014	19,565	12.58	to	12.41	245,594	—	1.15	to	2.00	7.27	to	6.36
12/31/2013(1)	10,871	11.73	to	11.66	127,401	—	1.15	to	2.00	—	to	—
TA WMC US Growth Initial Class
12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61
12/31/2013	228,609,102	1.56	to	1.19	305,498,682	1.04	0.30	to	2.30	32.07	to	29.49
12/31/2012	256,585,260	1.18	to	0.92	261,805,432	0.31	0.30	to	2.30	12.83	to	10.61
12/31/2011	296,562,216	1.05	to	0.83	272,712,595	0.34	0.30	to	2.30	(4.02)	to	(5.89)
TA WMC US Growth Service Class
12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
12/31/2013	34,571,986	1.37	to	1.11	61,053,692	0.80	1.00	to	2.30	30.82	to	29.16
12/31/2012	32,536,857	1.05	to	0.86	40,001,799	0.11	1.00	to	2.30	11.74	to	10.31
12/31/2011	30,480,056	0.94	to	0.78	34,281,548	0.24	1.00	to	2.30	(4.88)	to	(6.09)
Vanguard® Equity Index
12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
12/31/2013	378,998	1.40	to	1.40	578,435	1.71	0.30	to	1.00	31.79	to	30.87
12/31/2012	495,731	1.06	to	1.07	531,667	1.95	0.30	to	1.00	15.51	to	14.71
12/31/2011	477,253	0.92	to	0.93	444,505	1.49	0.30	to	0.80	1.63	to	1.13
Vanguard® International
12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
12/31/2013	472,637	1.24	to	1.14	538,704	1.42	0.30	to	1.00	22.89	to	22.04
12/31/2012	559,544	1.01	to	0.94	519,017	2.02	0.30	to	1.00	19.78	to	18.94
12/31/2011	620,315	0.84	to	0.76	481,151	1.27	0.30	to	0.80	(13.79)	to	(14.22)
Vanguard® Mid-Cap Index
12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
12/31/2013	230,296	1.50	to	1.35	340,922	1.05	0.30	to	1.00	34.52	to	33.59
12/31/2012	297,422	1.12	to	1.01	325,310	1.15	0.30	to	1.00	15.47	to	14.66
12/31/2011	402,129	0.97	to	0.97	379,597	0.53	0.30	to	0.80	(2.33)	to	(2.81)
Vanguard® REIT Index
12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
12/31/2014	174,728	1.40	to	1.45	315,866	3.46	0.30	to	1.00	29.72	to	28.82
12/31/2013	103,087	1.08	to	1.13	158,694	1.90	0.30	to	1.00	2.03	to	1.32
12/31/2012	140,160	1.06	to	1.11	158,685	1.90	0.30	to	1.00	17.11	to	16.29
12/31/2011	111,966	0.90	to	0.98	109,343	1.28	0.30	to	0.80	8.12	to	7.58

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Short-Term Investment Grade
12/31/2015	1,147,149	$1.30	to	$1.04	$2,902,363	1.62%	0.30%	to	1.00%	0.82%	to	0.12%
12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
12/31/2013	1,376,709	1.27	to	1.03	1,873,277	1.85	0.30	to	1.00	0.78	to	0.08
12/31/2012	1,489,155	1.26	to	1.03	1,731,237	2.47	0.30	to	1.00	4.10	to	3.38
12/31/2011	1,453,336	1.21	to	1.13	1,635,572	3.00	0.30	to	0.80	1.71	to	1.21
Vanguard® Total Bond Market Index
12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
12/31/2013	650,046	1.34	to	1.05	799,864	3.26	0.30	to	1.00	(2.58)	to	(3.26)
12/31/2012	1,256,245	1.37	to	1.08	1,501,688	2.71	0.30	to	1.00	3.71	to	2.99
12/31/2011	1,290,829	1.32	to	1.22	1,504,494	2.74	0.30	to	0.80	7.33	to	6.80
Voya Global Perspectives Class S Shares
12/31/2015(1)	1,633	9.20	to	9.15	15,028	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2015	160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
12/31/2013	218,810	1.35	to	1.23	304,394	2.78	0.30	to	0.80	22.00	to	21.40
12/31/2012	179,090	1.11	to	1.01	188,772	1.22	0.30	to	0.80	21.20	to	20.59
12/31/2011	168,463	0.91	to	0.84	142,878	4.53	0.30	to	0.80	(14.88)	to	(15.30)
Wanger USA
12/31/2015	133,870	1.64	to	1.62	274,445	—	0.30	to	0.80	(0.91)	to	(1.40)
12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95
12/31/2013	88,252	1.58	to	1.58	139,724	0.14	0.30	to	0.80	33.35	to	32.69
12/31/2012	94,839	1.18	to	1.19	112,860	0.29	0.30	to	0.80	19.66	to	19.06
12/31/2011	81,361	0.99	to	1.00	81,417	—	0.30	to	0.80	(3.78)	to	(4.26)

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

6.	Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
GE Investments Total Return Class 3 Shares	0.20%
TA BlackRock Global Allocation Service Class	0.10%

7.	Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

8.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

64

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits:

		(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

			(b)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing the consolidation of the Separate Account. Note 31

		(2)		Not Applicable.

		(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 29

			(b)	Form of Broker/Dealer and Sales Agreement. Note 1

		(4)	(a)	Form of Policy. Note 2

			(b)	Form of Policy Rider (Additional Death Distribution). Note 3

			(c)	Form of Policy Endorsement (Initial Payment Guarantee). Note 3

			(d)	Form of Policy Rider (GPS). Note 40

			(e)	Form of Policy Rider (5 for Life). Note 4

			(f)	Form of Policy Rider (ADD +). Note 4

			(g)	Form of Policy. Note 5

			(h)	Form of Policy Rider (Return of Premium). Note 5

			(i)	Form of Policy Rider (Annual Step-Up). Note 5

			(j)	Form of Policy Rider (Retirement Income Choice). Note 40

			(k)	Form of Policy Rider (Fund Facilitation Fee). Note 7

			(l)	Form of Policy Rider (Retirement Income Choice – Double Withdrawal Base Benefit). Note 40

			(m)	Form of Policy Rider (Retirement Income Choice 1.2). Note 40

			(n)	Form of Policy Rider (Retirement Income Choice 1.4). Note 40

			(o)	Form of Policy Rider (Income Link). Note 40

			(p)	Form of Policy Rider (RIM). Note 40

	(q)	Form of Policy Rider (Retirement Income Choice 1.6). Note 29

	(r)	Form of Policy. Note 29

(5)	(a)	Form of Application. Note 12

	(b)	Form of Application. Note 13

	(c)	Form of Application. Note 29

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 14

	(b)	By-Laws of Transamerica Life Insurance Company. Note 14

(7)	Reinsurance Agreements. Not Applicable

(8)	(a)	Participation Agreement (AllianceBernstein). Note 15

	(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 16

	(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 12

	(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 17

	(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 37

	(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 40

(8)	(b)	Participation Agreement (American Funds). Note 18

	(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 18

	(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 36

	(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 38

(8)	(c)	Participation Agreement (Fidelity). Note 19

	(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 20

	(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 30

(8)	(d)	Participation Agreement (Franklin). Note 8

	(d)(1)	Amendment No. 2 to Participation Agreement (Franklin). Note 29

	(d)(2)	Amendment No. 4 to Participation Agreement (Franklin). Note 21

	(d)(3)	Amendment No. 5 to Participation Agreement (Franklin). Note 22

	(d)(4)	Amendment to Participation Agreement (Franklin). Note 29

	(d)(5)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 29

	(d)(6)	Amendment No. 8 to Participation Agreement (Franklin). Note 30

	(d)(7)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 34

	(d)(8)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 37

	(d)(9)	Amendment No. 11 to Participation Agreement (Franklin). Note 38

(8)	(e)	Participation Agreement (GE). Note 18

	(e)(1)	Amendment No. 1 to Participation Agreement (GE). Note 17

	(e)(2)	Amendment No. 2 to Participation Agreement (GE). Note 30

(8)	(f)	Participation Agreement (Nationwide). Note 23

	(f)(1)	Amendment No. 1 to Participation Agreement (Nationwide). Note 29

		(f)(2)	Amendment to Participation Agreement (Nationwide). Note 24

		(f)(3)	Amendment No.3 to Participation Agreement (Nationwide). Note 35

		(f)(4)	Amended Schedule A to Participation Agreement (Nationwide). Note 35

		(f)(5)	Amendment No. 4 to Participation Agreement (Nationwide). Note 37

	(8)	(g)	Participation Agreement (TST). Note 29

		(g)(1)	Amendment No.1 to Participation Agreement (TST). Note 30

		(g)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 33

		(g)(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 37

		(g)(4)	Amendment No.2 to Participation Agreement (TST). Note 38

		(g)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 40

		(g)(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 41

		(g)(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 42

		(g)(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 42

		(g)(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 42

	(8)	(h)	Participation Agreement (Vanguard). Note 25

		(h)(1)	Seventh Amendment to Participation Agreement (Vanguard). Note 26

		(h)(2)	Eighth Amendment to Participation Agreement (Vanguard). Note 26

		(h)(3)	Ninth Amendment to Participation Agreement (Vanguard). Note 37

	(8)	(i)	Participation Agreement (Wanger). Note 27

		(i)(1)	Amendment No. 3 to Participation Agreement (Wanger). Note 28

	(9)		Opinion and Consent of Counsel. Note 42

	(10)		Consent of Independent Registered Public Accounting Firm. Note 42

	(11)		Not applicable.

	(12)		Not applicable.

	(13)		Powers of Attorney. (Blake S. Bostwick, Jason Orlandi, David Schulz, Eric Martin, Mark W. Mullin, C. Michiel van Katwijk). Note 42

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-109580) on December 30, 2003.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2001.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 19 to form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2005.

Note 5.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-110049) filed on October 29, 2003)

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 22 to form N-4 Registration Statement (File No. 333-83957) filed on September 21, 2007.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 333-83957) filed on April 30, 2009.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 9 to form N-4 Registration Statement (File No. 333-142762) filed on August 31, 2009.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 30 to form N-4 Registration Statement (File No. 333-83957) filed on August 6, 2010.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 32 to form N-4 Registration Statement (File No. 333-83957) filed on April 28, 2011.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-125817) filed on December 26, 2006.

Note 14.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 31 to form N-4 Registration Statement (File No. 333-83957) filed on February 15, 2011.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 34 to form N-4 Registration Statement (File No. 333-83957) filed on April 17, 2012.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-125817 filed on February 15, 2008.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 25.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-109579) filed on January 16, 2004.

Note 26.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-186031) filed on January 15, 2013.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-62738) filed on October 11, 2002.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 5 to form N-4 Registration Statement (File No. 333-125817) filed on December 21, 2007.

Note 29.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 33-187915) filed on April 15, 2013.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 31.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-190757) filed on August 21, 2013.

Note 32.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 33.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 34.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.

Note 35.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-187915) filed on October 25, 2013.

Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 37.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-187915) filed on April 29, 2014.

Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 39.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 40.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-187915) filed on April 24, 2015.

Note 41.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 42.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Senior Vice President, Chief Financial Officer and Treasurer

Jason Orlandi 100 Light Street Baltimore, MD 21202	Director, Senior Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Director, Senior Vice President and Chief Tax Officer

Eric Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Corporate Controller

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	100% Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (87.8282%) ; Transamerica Premier Life Insurance Company (12.1718%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Sole Member: Garnet Community Investments XLIII, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Sole Member - Garnet Community Investments XLVI, LLC	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware	Sole Member: Garnet Community Investments XLVII, LLC	Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	100% Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	100% Investors Warranty of America, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	100% Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ~~73.4%~~); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Commonwealth General Corporation	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	AUSA Holding, LLC - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	100% AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (74.22%~~)~~; Transamerica Premier Life Insurance Company (16.31%); Transamerica Financial Life Insurance Company (9.47%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2016, there were 242 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, Transamerica Partners Variable Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

William McCauley	(6)	Director, Vice President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer, President and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Bonnie Howe	(1)	Vice President

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	1801 California Street, Suite 5200, Denver, CO 80202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(6)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$0	0	0	0

(1)	Fiscal Year 2015

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2016.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Chairman of the Board
Mark W. Mullin		April 25, 2016

*	Director, Senior Vice President, Secretary and General Counsel
Jason Orlandi		April 25, 2016

*	Director, Chief Tax Officer and Senior Vice President
David Schulz		April 25, 2016

*	Corporate Controller
Eric Martin*		April 25, 2016

*	Director and President
Blake S. Bostwick		April 25, 2016

*	Director, Senior Vice President, Chief Financial Officer and Treasurer
C. Michiel van Katwijk		April 25, 2016

/s/Alison Ryan Alison Ryan*	Vice President	April 25, 2016

*	By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No. 333-187915

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA ADVISOR ELITE VARIABLE ANNUITY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(g)(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST)
8(g)(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST)
8(g)(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST)
9	Opinion and Consent of Counsel
10	Consent of Independent Registered Public Accounting Firm
13	Powers of Attorney

* Page numbers included only in manually executed original.